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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco High Yield Municipal Fund
Effective September 24, 2012, after the close of the reporting period, Invesco Van Kampen High Yield Municipal Fund was renamed Invesco High Yield Municipal Fund.
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: ACTHX ▪ B: ACTGX ▪ C: ACTFX ▪ Y: ACTDX ▪ Institutional: ACTNX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
56	Financial Statements
58	Notes to Financial Statements
64	Financial Highlights
65	Fund Expenses
66	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.48%

Class B Shares	6.57

Class C Shares	6.10

Class Y Shares	6.61

Institutional Class Shares*	6.61

Barclays High Yield Municipal Bond Index▼ (Broad Market Index)	8.07

Custom High Yield Municipal Index■ (Style-Specific Index)	5.99

Source(s): ▼Invesco, Barclays; ■Invesco, Lipper Inc., Barclays

*	Share class incepted during the reporting period. See page 3 for a detailed explanation of Fund performance.
The Barclays High Yield Municipal Bond Index is an unmanaged index considered representative of noninvestment-grade bonds.
     The Custom High Yield Municipal Index, created by Invesco to serve as a benchmark for Invesco High Yield Municipal Fund, comprises 60% Barclays High Yield Municipal Bond Index and 40% Barclays Municipal Bond Index.
     The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco High Yield Municipal Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

			After Taxes
		After	on Distributions
	Before	Taxes on	and Sale of
	Taxes	Distributions	Fund Shares

Class A Shares

Inception (1/2/86)	6.06%	6.05%	6.09%

10 Years	5.05	5.04	5.11

5 Years	4.03	4.02	4.21

1 Year	10.15	10.15	8.69

Class B Shares

Inception (7/20/92)	5.56%	5.55%	5.59%

10 Years	4.93	4.92	4.95

5 Years	4.24	4.24	4.35

1 Year	11.10	11.09	9.41

Class C Shares

Inception (12/10/93)	4.86%	4.85%	4.90%

10 Years	4.78	4.78	4.81

5 Years	4.24	4.23	4.32

1 Year	13.82	13.81	10.89

Class Y Shares

Inception (3/1/06)	4.93%	4.92%	5.03%

5 Years	5.28	5.27	5.34

1 Year	16.04	16.03	12.72

Institutional Class Shares

10 Years	6.46%	6.45%	6.36%

5 Years	5.92	5.91	5.83

1 Year	16.30	16.30	12.83

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After	on Distributions
	Before	Taxes on	and Sale of
	Taxes	Distributions	Fund Shares

Class A Shares

Inception (1/2/86)	5.99%	5.99%	6.04%

10 Years	4.87	4.86	4.96

5 Years	2.99	2.98	3.31

1 Year	10.20	10.20	8.75

Class B Shares

Inception (7/20/92)	5.47%	5.46%	5.52%

10 Years	4.75	4.74	4.80

5 Years	3.16	3.15	3.41

1 Year	11.01	11.00	9.39

Class C Shares

Inception (12/10/93)	4.76%	4.75%	4.82%

10 Years	4.59	4.58	4.65

5 Years	3.20	3.19	3.42

1 Year	13.84	13.84	10.94

Class Y Shares

Inception (3/1/06)	4.62%	4.62%	4.77%

5 Years	4.24	4.22	4.43

1 Year	15.94	15.93	12.68

Institutional Class Shares

10 Years	6.29%	6.28%	6.21%

5 Years	4.88	4.87	4.97

1 Year	16.47	16.46	12.95

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen High Yield Municipal Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen High Yield Municipal Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen High Yield Municipal Fund (renamed Invesco High Yield Municipal Fund). Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on April 30, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.93%, 0.93%, 1.68%, 0.68% and 0.73%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on
Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco High Yield Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco High Yield Municipal Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.84%
Alabama–0.48%
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village);
Series 2002 A, Retirement Facility RB(a)(b)	8.13%	12/01/12	$4,000	$4,115,880

Series 2002 A, Retirement Facility RB(a)(b)	8.25%	12/01/12	7,750	7,976,843

Series 2007, Retirement Facility RB	5.50%	01/01/28	1,000	1,013,750

Series 2007, Retirement Facility RB	5.50%	01/01/43	13,170	13,193,969

Series 2008 A, Retirement Facility RB	6.88%	01/01/43	4,470	4,804,401

Series 2011 A, Retirement Facility RB	7.50%	01/01/47	2,600	2,985,606

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB(c)	6.95%	01/01/20	3	0

				34,090,449

Alaska–0.19%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider RB	5.70%	12/01/17	1,000	340,030

Series 2007, Community Provider RB	6.00%	12/01/36	3,000	1,020,090

Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(d)(e)	5.25%	12/01/26	3,690	3,691,255

Alaska (State of) Industrial Development & Export Authority (Upper Lynn Canal Regional Power Supply System);
Series 1997, Power RB(d)	5.80%	01/01/18	830	830,531

Series 1997, Power RB(d)	5.88%	01/01/32	2,945	2,945,913

Northern Tobacco Securitization Corp. Series 2006 A, Asset-Backed RB	4.63%	06/01/23	3,835	3,835,690

Northern Tobacco Securitization Corp.; Series 2006 C, Second Sub. Asset-Backed CAB RB(f)	0.00%	06/01/46	20,860	646,034

				13,309,543

Arizona–4.18%
Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	14,400	14,977,152

Casa Grande (City of) Industrial Development Authority (Casa Grande Regional Medical Center);
Series 2001 A, Ref. Hospital RB	7.25%	12/01/19	6,850	7,081,872

Series 2001 A, Ref. Hospital RB	7.63%	12/01/29	13,750	14,201,962

Series 2002 A, Hospital RB	7.13%	12/01/24	3,000	3,096,960

Centerra Community Facilities District; Series 2005, Unlimited Tax GO Bonds	5.50%	07/15/29	333	313,107

Cochise (County of) Industrial Development Authority (Sierra Vista Community Hospital); Series 1996 A, Ref. Hospital RB	6.75%	12/01/26	4,920	4,929,889

Cochise (County of) Industrial Development Authority (Sierra Vista Regional Health Center); Series 2001, Hospital RB	7.75%	12/01/30	2,475	2,530,787

Flagstaff (City of) Industrial Development Authority (Senior Living Community Northern Arizona);
Series 2003, RB(a)(b)	7.50%	03/01/13	6,415	6,772,829

Series 2007, Ref. RB	5.70%	07/01/42	13,830	13,860,979

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(a)(g)	6.00%	05/01/14	9,775	10,493,071

Maricopa County Pollution Control Corp. (El Paso Electric Co.); Series 2009 A, PCR	7.25%	02/01/40	2,000	2,396,480

Peoria (City of) Industrial Development Authority (Sierra Winds Life Care Community);
Series 1999 A, Ref. RB	6.25%	08/15/20	500	499,965

Series 1999 A, Ref. RB	6.38%	08/15/29	9,700	9,441,301

Series 1999 A, Ref. RB	6.50%	08/15/31	3,500	3,414,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Phoenix Civic Improvement Corp.;
Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/22	$3,500	$4,113,235

Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/24	5,000	5,802,450

Series 2008 A, Sr. Lien Airport RB(h)	5.00%	07/01/26	5,000	5,732,850

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/27	8,935	10,803,130

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/28	6,785	8,182,235

Series 2009 A, Jr. Lien Water System RB(h)	5.00%	07/01/29	5,500	6,638,115

Pima (County of) Industrial Development Authority (Acclaim Charter School);
Series 2006, Education Facility RB	5.70%	12/01/26	2,200	2,076,800

Series 2006, Education Facility RB	5.80%	12/01/36	4,385	4,012,363

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Education Facility RB	6.25%	06/01/26	3,525	3,595,183

Series 2006, Education Facility RB	6.38%	06/01/36	4,890	4,960,807

Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	16,000	16,542,560

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Education Facilities RB	7.13%	12/01/28	2,120	2,218,156

Series 2008 A, Education Facilities RB	7.25%	12/01/38	1,100	1,143,098

Pima (County of) Industrial Development Authority (Desert Heights Charter School);
Series 2003, Education Facility RB	7.25%	08/01/19	830	859,390

Series 2003, Education Facility RB	7.50%	08/01/33	4,345	4,478,392

Pima (County of) Industrial Development Authority (Excalibur Charter School); Series 2003, Education RB	7.75%	08/01/33	2,905	2,620,368

Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2006, Water & Wastewater RB(d)(i)	5.60%	12/01/22	2,000	2,094,180

Series 2006, Water & Wastewater RB(d)(i)	5.75%	12/01/32	7,120	7,420,962

Series 2007, Water & Wastewater RB(d)	6.55%	12/01/37	1,000	1,046,520

Series 2008, Water & Wastewater RB(d)	7.50%	12/01/38	12,235	13,405,400

Pima (County of) Industrial Development Authority (Legacy Traditional School); Series 2009, Education RB	8.50%	07/01/39	1,735	1,992,821

Pima (County of) Industrial Development Authority (Milestones Charter School District);
Series 2003, Education Facility RB	7.50%	11/01/33	3,030	2,659,370

Series 2005, Education Facility RB	6.75%	11/01/33	2,865	2,309,591

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Education Facility RB	6.50%	04/01/26	2,590	2,550,865

Series 2006, Education Facility RB	6.75%	04/01/36	3,805	3,753,937

Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Education RB	5.88%	06/01/22	535	551,221

Series 2006, Ref. Education RB	6.00%	06/01/36	830	838,491

Series 2010, Education RB	6.10%	06/01/45	1,400	1,430,086

Pima (County of) Industrial Development Authority (Premier & Air Co.); Series 2005, Education Facility RB(j)	7.00%	09/01/35	5,092	2,036,647

Pima (County of) Industrial Development Authority (Riverbend Prep); Series 2010, Education RB	7.00%	09/01/37	3,358	3,417,269

Pima (County of) Industrial Development Authority (Skyline Technical High School); Series 2004, Education Facility RB	7.50%	02/01/34	4,300	3,603,271

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	3,900	4,223,934

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	1,650	1,785,267

Quechan Indian Tribe of Fort Yuma (California & Arizona Governmental); Series 2008, RB	7.00%	12/01/27	5,310	4,734,768

Red Hawk Canyon Community Facilities District No. 2; Series 1998 A, Assessment RB	6.50%	12/01/17	1,575	1,571,141

Sundance Community Facilities District (Assessment District No. 2); Series 2003, Special Assessment RB(i)	7.13%	07/01/27	2,440	2,459,374

Sundance Community Facilities District (Assessment District No. 3); Series 2004, Special Assessment RB	6.50%	07/01/29	438	440,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Sundance Community Facilities District; Series 2004, Unlimited Tax GO Bonds(a)(b)(i)	6.25%	07/15/14	$1,000	$1,106,830

Tempe (City of) Industrial Development Authority (Friendship Village);
Series 2012 A, Ref. RB	6.00%	12/01/32	1,430	1,538,037

Series 2012 A, Ref. RB	6.25%	12/01/42	2,200	2,378,618

Series 2012 A, Ref. RB	6.25%	12/01/46	2,600	2,811,094

Tucson (City of) Industrial Development Authority (Catalina Assisted Living Apartments); Series 2000 A, MFH RB(d)	6.50%	07/01/31	4,550	2,252,250

University Medical Center Corp.;
Series 2005, Hospital RB	5.00%	07/01/35	13,280	13,629,928

Series 2009, Hospital RB	6.25%	07/01/29	1,650	1,908,902

Series 2009, Hospital RB	6.50%	07/01/39	2,100	2,436,231

Series 2011, Hospital RB	6.00%	07/01/39	2,600	3,005,574

Verrado Community Facilities District No. 1;
Series 2003, Unlimited Tax GO Bonds	6.50%	07/15/27	7,600	7,640,128

Series 2006, Unlimited Tax GO Bonds	5.35%	07/15/31	5,915	5,439,907

Vistancia Community Facilities District; Series 2002, Unlimited Tax GO Bonds	6.75%	07/15/22	4,000	4,011,440

Yavapai (County of) Industrial Development Authority (Yavapai Regional Medical Center); Series 2003 A, Hospital Facilities RB	6.00%	08/01/33	4,000	4,165,760

				294,439,700

California–10.47%
Agua Mansa Industrial Growth Association (Community Facilities District No. 2002-1); Series 2003, Special Tax RB (LOC–American Express Co.)(k)	6.50%	09/01/33	6,975	7,163,534

Alameda (County of) Corridor Transportation Authority; Series 1999 A, CAB RB (INS–NATL)(e)(f)	0.00%	10/01/35	6,875	2,052,944

Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.63%	01/01/40	4,340	4,822,217

Series 2010 B, RB	6.63%	01/01/17	975	976,609

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(e)(f)	0.00%	09/01/34	12,925	4,209,285

Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(e)(h)	5.00%	09/15/32	14,990	16,319,913

Bay Area Toll Authority (San Francisco Bay Area); Series 2009 F-1, Toll Bridge RB(h)	5.13%	04/01/39	22,295	24,992,472

Beaumont (City of) Financing Authority;
Series 2003 A, Local Agency RB(a)(b)	7.00%	09/01/13	4,935	5,363,210

Series 2004 D, Local Agency RB	5.80%	09/01/35	3,375	3,466,867

Brea (City of) Redevelopment Agency; Series 2003, Tax Allocation CAB RB (INS–AMBAC)(e)(f)	0.00%	08/01/28	1,500	654,915

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,641,160

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	2,000	1,950,140

California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,000	1,052,440

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(i)	6.63%	01/01/32	1,000	1,030,810

Series 2012, RB(i)	6.88%	01/01/42	1,500	1,545,705

California (State of) Municipal Finance Authority (High Tech High-Chula Vista);
Series 2008 B, Educational Facility RB(i)	6.13%	07/01/38	2,860	2,923,606

Series 2008 B, Educational Facility RB(i)	6.13%	07/01/43	2,000	2,040,500

Series 2008 B, Educational Facility RB(i)	6.13%	07/01/48	3,840	3,908,237

California (State of) Municipal Finance Authority (High Tech High-Media Arts);
Series 2008 A, Educational Facility RB(i)	6.00%	07/01/38	1,170	1,188,837

Series 2008 A, Educational Facility RB(i)	6.13%	07/01/48	2,415	2,457,915

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	$1,000	$1,169,490

California (State of) Municipal Finance Authority (Literacy First); Series 2010 A, Charter School Lease RB	6.00%	09/01/30	1,085	1,149,221

California (State of) Municipal Finance Authority (Santa Rosa Academy);
Series 2012 A, Charter School Lease RB	5.75%	07/01/30	5,290	5,368,874

Series 2012 A, Charter School Lease RB	6.00%	07/01/42	5,355	5,425,900

California (State of) Pollution Control Financing Authority (Pacific Gas & Electric); Series 1996 E, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.15%	11/01/26	7,100	7,100,000

California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,175,440

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	6,500	6,756,750

Series 2011, RB	7.25%	11/01/31	1,500	1,780,860

Series 2011, RB	7.50%	11/01/41	5,500	6,640,315

California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	6.00%	05/15/40	5,000	5,386,350

California (State of) Statewide Communities Development Authority (Elder Care Alliance); Series 2002 A, RB(a)(b)	8.00%	11/15/12	3,983	4,125,193

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/34	4,350	4,565,281

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(i)	5.13%	04/01/37	5,000	5,146,700

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	3,315	3,146,200

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,285,590

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2007, RB	5.40%	06/01/17	2,735	2,912,365

Series 2007, RB	5.63%	06/01/33	4,940	5,111,764

Series 2010, RB	7.50%	06/01/42	1,700	1,944,953

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University);
Series 2003, RB	6.50%	10/01/23	2,715	2,752,141

Series 2003, RB	6.63%	10/01/33	2,500	2,527,000

California (State of) Statewide Communities Development Authority (San Francisco Art Institute); Series 2002, RB (Acquired 07/05/02; Cost $5,000,000)(i)	7.38%	04/01/32	5,000	5,078,100

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	7.00%	11/15/29	1,745	1,990,609

Series 2009, Senior Living RB	7.25%	11/15/41	3,500	3,992,800

California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law);
Series 2008 A, RB(i)	7.25%	10/01/32	2,000	2,153,100

Series 2008 A, RB(i)	7.25%	10/01/38	10,500	11,264,820

California (State of) Statewide Communities Development Authority Community Facilities District 2007-1 (Orinda);
Series 2007, Special Tax RB	6.00%	09/01/29	2,735	2,826,622

Series 2007, Special Tax RB	6.00%	09/01/37	6,185	6,275,487

California (State of) Statewide Communities Development Authority; Series 2008 A, Special Assessment RB	6.63%	09/02/38	7,610	7,842,333

California (State of); Series 2005 B-5, VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(l)	0.15%	05/01/40	30,000	30,000,000

Carlsbad (City of) Community Facilities District 3 (Improvement Area 2);
Series 2008, Special Tax RB	6.10%	09/01/28	2,615	2,739,082

Series 2008, Special Tax RB	6.20%	09/01/38	5,960	6,134,032

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/46	107,175	16,822,188

Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	2,510	2,769,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Fairfield (City of) Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, Special Tax RB	6.50%	09/01/23	$1,435	$1,524,042

Series 2008, Special Tax RB	6.75%	09/01/28	2,950	3,120,864

Series 2008, Special Tax RB	6.88%	09/01/38	5,140	5,398,079

Fontana (City of) Community Facilities District No. 22 (Sierra Hills South); Series 2004, Special Tax RB	6.00%	09/01/34	5,000	5,093,100

Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–BHAC)(e)(h)	5.00%	06/01/45	40,380	41,573,229

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	37,800	32,709,096

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	29,740	24,386,800

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	20,135	15,528,917

Hawthorne (City of) Community Facilities District No. 2006-1;
Series 2006, Special Tax RB	5.00%	09/01/30	3,000	2,920,170

Series 2006, Special Tax RB	5.00%	09/01/36	2,000	1,857,580

Hesperia (City of) Public Financing Authority (Redevelopment & Housing);
Series 2007 A, Tax Allocation RB (INS–SGI)(e)	5.00%	09/01/31	1,495	1,329,982

Series 2007 A, Tax Allocation RB (INS–SGI)(e)	5.00%	09/01/37	3,395	2,869,318

Imperial Beach (City of) Public Finance Authority (Palm Avenue/Commercial Redevelopment); Series 2003 A, Tax Allocation RB	6.00%	06/01/33	3,000	3,022,260

Independent Cities Finance Authority (Rancho Del Sol & Grandview); Series 2012, Ref. Mobile Home Park RB	5.50%	05/15/47	2,000	2,094,160

Independent Cities Finance Authority (Sahar Mobile Home Park); Series 2012 A, Ref. Mobile Home Park RB	5.00%	06/15/47	2,250	2,278,508

Indio (City of) Redevelopment Agency (Merged Project Area);
Series 2004 B, Sub. Tax Allocation RB(a)(b)	6.38%	08/15/14	3,500	3,898,405

Series 2004 B, Sub. Tax Allocation RB(a)(b)	6.50%	08/15/14	1,350	1,482,786

Inland Empire Tobacco Securitization Authoity;
Series 2007 A, Tobacco Settlement RB	4.63%	06/01/21	7,040	6,468,915

Series 2007 A, Tobacco Settlement RB	5.00%	06/01/21	5,000	4,721,500

La Verne (City of) (Brethren Hillcrest Home); Series 2003 B, Revenue COP	6.63%	02/15/25	4,500	4,578,120

Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek); Series 2003, Special Tax RB	6.00%	09/01/33	1,000	1,031,650

Los Alamitos Unified School District (Capital); Series 2012, Conv. CAB COP(f)	0.00%	08/01/42	9,000	5,327,370

Los Angeles (City of) Community Facilities District No. 3 (Cascades Business Park); Series 1997, Special Tax RB	6.40%	09/01/22	655	662,801

Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(h)	5.00%	07/01/43	15,000	17,378,400

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(i)	6.50%	03/01/28	5,515	5,896,252

Murrieta (City of) Community Facilities District No. 2 (The Oaks Improvement Area);
Series 2004 B, Special Tax RB	6.00%	09/01/27	1,000	1,023,390

Series 2004 B, Special Tax RB	6.00%	09/01/34	2,000	2,031,160

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	4,750	5,933,177

Orange (City of) Community Facilities District No. 06-1 (Del Rio Public Improvements);
Series 2010, Special Tax RB	5.50%	10/01/28	540	556,605

Series 2010, Special Tax RB	6.00%	10/01/40	3,500	3,607,800

Palomar Community College District; Series 2010, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	08/01/45	10,000	4,603,200

Perris (City of) Community Facilities District No. 01-2; Series 2002 A, Special Tax RB	6.38%	09/01/32	5,000	5,105,600

Perris (City of) Public Financing Authority;
Series 1995 D, Local Agency Special Tax RB	7.88%	09/01/25	1,530	1,534,223

Series 2006, Tax Allocation RB	5.35%	10/01/36	1,350	1,350,405

Placentia (City of) Public Financing Authority (Working Capital Financing); Series 2009, Lease RB	7.50%	06/01/19	4,265	4,275,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Antolia);
Series 2003, Special Tax RB	6.00%	09/01/28	$1,045	$1,061,229

Series 2005, Special Tax RB	5.50%	09/01/37	2,000	2,009,320

Riverside (County of) Redevelopment Agency (Mid-County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	1,780	1,833,311

Roseville (City of) (Fountains Community Facilities District No. 1); Series 2008, Special Tax RB	6.13%	09/01/38	1,000	1,057,700

Sacramento (City of) Financing Authority;
Series 2005 A, Tax Allocation CAB RB (INS–NATL)(e)(f)	0.00%	12/01/26	15,815	7,515,288

Series 2005 A, Tax Allocation CAB RB (INS–NATL)(e)(f)	0.00%	12/01/31	8,545	2,935,037

Series 2005 A, Tax Allocation CAB RB (INS–NATL)(e)(f)	0.00%	12/01/32	6,590	2,116,576

Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax RB	6.00%	09/01/37	11,110	11,320,868

San Bernardino City Unified School District;
Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/36	7,650	2,143,454

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/37	13,130	3,467,239

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/38	13,515	3,375,506

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/39	13,895	3,285,195

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/40	14,280	3,425,344

Series 2011 D, Unlimited Tax CAB GO Bonds (INS–AGM)(e)(f)	0.00%	08/01/41	14,080	3,204,467

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	8.00%	12/01/31	9,875	12,517,056

Series 2011, RB	7.50%	12/01/41	14,230	17,285,181

San Diego Unified School District (Election of 2008); Series 2012 E, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	07/01/47	27,000	10,518,660

San Diego Unified School District;
Series 2010 C, Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	07/01/48	34,000	15,990,880

Series 2012 R-2, Ref. Unlimited Tax Conv. CAB GO Bonds(f)	0.00%	07/01/40	20,390	9,855,099

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.25%	08/01/28	1,000	1,096,260

Series 2009 D, Tax Allocation RB	6.50%	08/01/30	1,000	1,103,950

Series 2009 D, Tax Allocation RB	6.63%	08/01/39	1,000	1,102,210

San Francisco (City of) Utilities Commission; Series 2012, Water RB(h)	5.00%	11/01/36	23,490	27,181,688

San Gorgonio Memorial Health Care District (Election 2006); Series 2006 C, Unlimited Tax GO Bonds	7.20%	08/01/39	13,000	15,292,940

San Jose (City of) (Helzer Courts Apartments); Series 1999 A, MFH RB(d)	6.40%	12/01/41	14,123	14,121,729

San Jose (City of) Community Facilities District No. 9 (Bailey/Highway 101);
Series 2003, Special Tax RB	6.60%	09/01/27	2,000	2,028,700

Series 2003, Special Tax RB	6.65%	09/01/32	2,630	2,655,984

Santa Cruz (County of) Redevelopment Agency (Live Oak/Soquel Community Improvement); Series 2009 A, Tax Allocation RB	7.00%	09/01/36	3,500	4,214,945

Savanna Elementary School District (Election of 2008); Series 2012 B, Unlimited Tax Conv. CAB GO Bonds (INS–AGM)(e)(f)	0.00%	02/01/52	7,500	2,634,225

Southern California Logistics Airport Authority;
Series 2007, Tax Allocation RB	6.15%	12/01/43	4,400	1,981,760

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/45	18,085	802,070

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/46	18,085	730,996

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/47	18,085	666,432

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/48	18,085	607,656

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/49	18,085	554,124

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Series 2008 A, Tax Allocation CAB RB(f)	0.00%	12/01/50	$18,085	$505,114

Series 2008 A, Tax Allocation RB	6.00%	12/01/33	1,475	664,355

Southern California Public Power Authority (Southern Transmission); Series 2000 A, Ref. VRD Sub. RB (INS–AGM)(e)(l)	0.22%	07/01/23	2,890	2,890,000

Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006, Tobacco Settlement Asset-Backed First Sub. CAB RB(f)	0.00%	06/01/46	35,000	969,150

Series 2006, Tobacco Settlement Asset-Backed Second Sub. CAB RB(f)	0.00%	06/01/46	27,200	717,808

Series 2006, Tobacco Settlement Asset-Backed Third Sub. CAB RB(f)	0.00%	06/01/46	47,000	1,144,920

Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. RB	4.75%	06/01/25	2,015	2,016,008

Sweetwater Union High School District (Election 2000); Series 2004 C, Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	08/01/29	15,160	15,793,688

Upland Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/39	15,000	2,886,600

Val Verde Unified School District Financing Authority;
Series 2003, Ref. Jr. Lien Special Tax RB	6.00%	10/01/21	535	554,025

Series 2003, Ref. Jr. Lien Special Tax RB	6.25%	10/01/28	7,115	7,340,617

Vallejo (City of) Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, Local Agency RB	5.80%	09/01/31	4,105	4,127,701

Woodland (City of) Community Facilities District 1; Series 2004, Special Tax RB	6.25%	09/01/34	4,865	4,916,277

Yuba City (City of) Redevelopment Agency (Housing Set-Aside);
Series 2004 B, Tax Allocation RB	6.00%	09/01/31	1,060	1,077,723

Series 2004 B, Tax Allocation RB	6.00%	09/01/39	1,880	1,901,827

Yuba City (City of) Redevelopment Agency (Redevelopment); Series 2004, Tax Allocation RB	6.00%	09/01/31	1,800	1,830,096

				736,323,250

Colorado–3.85%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	2,637	2,911,142

Arista Metropolitan District; Series 2005, Special Limited Tax GO Bonds	6.75%	12/01/35	2,000	1,666,560

Arvada (City of) (Arvada Nightingale); Series 1998, Ref. MFH RB (Acquired 04/16/99; Cost $945,000)(d)(i)	6.25%	12/01/18	945	945,841

Beacon Point Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	1,990	2,022,795

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	3,510	3,551,664

Bradburn Metropolitan District No. 3; Series 2010, Ref. Limited Tax GO Bonds	7.50%	12/01/39	2,575	2,661,391

Briargate Center Business Improvement District; Series 2002 A, Limited Tax GO Bonds	7.45%	12/01/32	1,725	1,726,915

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	3,500	3,671,255

Series 2003, Limited Tax GO Bonds(a)(b)	8.05%	12/01/12	4,034	4,231,384

Broomfield Village Metropolitan District No. 2; Series 2003, Ref. & Improvement Limited Tax GO Bonds	6.25%	12/01/32	4,220	3,935,572

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO Bonds	7.00%	12/01/23	60	60,745

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO Bonds	6.00%	12/01/25	970	905,214

Series 2005, Limited Tax GO Bonds	6.13%	12/01/35	1,286	1,138,791

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(i)	6.13%	12/15/35	2,830	2,848,197

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, Charter School RB	6.00%	11/01/36	3,345	2,481,221

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,035	767,318

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	1,650	1,606,225

Series 2008, Charter School RB	6.50%	07/01/38	1,000	967,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy);
Series 2003 A, Ref. RB	7.00%	11/01/23	$1,505	$1,538,908

Series 2003 A, Ref. RB	7.13%	11/01/28	810	826,362

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	290	290,322

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy); Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,574,445

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	880	877,791

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,597,000

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,684,606

Series 2008 A, Charter School RB	7.25%	10/01/39	500	557,665

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2008 D-5, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.19%	10/01/38	4,300	4,300,000

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(i)	6.75%	04/01/40	1,860	1,880,051

Colorado (State of) Educational & Cultural Facilities Authority (North Star Academy); Series 2008 A, Ref. & Improvement RB(i)	8.25%	11/01/39	2,950	3,203,788

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB(i)	5.75%	05/15/37	2,475	2,242,325

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,374,400

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	985	986,507

Colorado (State of) Health Facilities Authority (American Baptist Homes); Series 2009 A, RB	7.75%	08/01/39	4,000	4,455,800

Colorado (State of) Health Facilities Authority (Christian Living Campus);
Series 2004 A, RB	6.13%	01/01/25	250	250,362

Series 2004 A, RB	6.25%	01/01/33	550	550,649

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	11,855	12,219,897

Series 2009 A, RB	8.25%	01/01/24	375	398,261

Series 2009 A, RB	9.00%	01/01/34	750	797,370

Series 2011, RB	6.38%	01/01/41	1,615	1,782,928

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group);
Series 2010 A, RB	6.00%	11/15/30	1,600	1,797,456

Series 2010 A, RB	6.25%	11/15/40	4,750	5,323,325

Series 2011, RB	5.75%	11/15/31	1,000	1,112,820

Series 2011, RB	6.00%	11/15/40	1,195	1,334,038

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.20%	07/01/22	1,000	1,009,090

Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	3,875	3,878,759

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	6,930	6,590,014

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	500	582,535

Series 2010, Private Activity RB	6.00%	01/15/41	9,935	11,501,054

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	2,500	1,687,275

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO Bonds(a)(b)	6.75%	12/01/13	801	876,438

Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,000	786,620

Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	9,000	6,465,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Country Club Village Metropolitan District; Series 2006, Limited Tax GO Bonds	6.00%	12/01/34	$598	$482,389

Cross Creek Metropolitan District No. 2; Series 2006, Ref. Limited Tax GO Bonds	3.50%	12/01/37	2,630	2,041,722

Denver (City & County of) (United Airlines); Series 2007 A, Ref. Special Facilities Airport RB(d)	5.25%	10/01/32	31,125	31,455,236

Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS–SGI)(e)	5.13%	12/01/26	3,450	3,565,299

Series 2006, Ref. Sr. RB (INS–SGI)(e)	5.00%	12/01/35	6,365	6,528,071

Elbert (County of) & Highway 86 Commercial Metropolitan District; Series 2008 A, Public Improvement Fee RB	7.50%	12/01/32	4,500	3,039,165

Fitzsimons Village Metropolitan District No. 1; Series 2010 A, Tax Increment Allocation & Public Improvement Fee Supported RB	7.50%	03/01/40	5,500	5,933,950

Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	1,000	1,061,580

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.75%	12/01/36	3,000	3,033,480

High Plains Metropolitan District;
Series 2005 A, Limited Tax GO Bonds	6.13%	12/01/25	2,220	2,059,139

Series 2005 A, Limited Tax GO Bonds	6.25%	12/01/35	4,000	3,496,560

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,385	1,010,621

Lafayette (City of) (Rocky Mountain Instrument);
Series 1998 A, IDR(d)	7.00%	10/01/18	4,210	3,460,578

Series 1999 A, IDR	6.75%	10/01/14	245	213,762

Lake Creek Affordable Housing Corp.; Series 1998 A, Ref. MFH RB	6.25%	12/01/23	9,030	9,301,442

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO Bonds	6.25%	12/01/36	1,619	1,411,995

Lincoln Park Metropolitan District;
Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.13%	12/01/30	6,250	6,653,562

Series 2008, Ref. & Improvement Unlimited Tax GO Bonds	6.20%	12/01/37	5,550	5,864,185

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	6,595	6,742,464

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	160	160,234

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,438

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,160

Series 2003 A, Health Care Facilities RB	7.00%	02/01/38	6,200	6,205,642

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	5,500	5,822,740

Neu Towne Metropolitan District; Series 2004, Limited Tax GO Bonds(m)	7.25%	12/01/34	1,500	451,440

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO Bonds	6.13%	12/01/25	4,500	4,489,380

Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	7,450	7,323,648

Piney Creek Metropolitan District; Series 2005, Limited Tax GO Bonds	5.50%	12/01/35	1,168	1,172,707

Reata South Metropolitan District; Series 2007 A, Limited Tax GO Bonds	7.25%	06/01/37	1,000	956,230

Rendezvous Residential Metropolitan District; Series 2002, Limited Tax GO Bonds(a)(b)	8.00%	12/01/13	1,530	1,659,698

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO Bonds	6.50%	12/01/35	1,000	651,920

Serenity Ridge Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(m)	3.75%	12/01/34	2,000	966,680

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.75%	12/01/36	1,000	747,900

Snowmass Village (Town of); Series 1992 A, Ref. MFH RB	8.00%	09/01/14	235	235,141

Southlands Metropolitan District No. 1;
Series 2004, Unlimited Tax GO Bonds(a)(b)	7.00%	12/01/14	1,000	1,147,970

Series 2004, Unlimited Tax GO Bonds(a)(b)	7.13%	12/01/14	2,500	2,876,300

Table Rock Metropolitan District; Series 2003, Limited Tax GO Bonds	7.00%	12/01/13	700	754,740

Tallgrass Metropolitan District; Series 2007, Ref. & Improvement Limited Tax GO Bonds	5.25%	12/01/37	5,879	5,694,752

Tallyns Reach Metropolitan District No. 2; Series 2004, Limited Tax GO Bonds(a)(b)	6.38%	12/01/13	637	641,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Tallyns Reach Metropolitan District No. 3;
Series 2004, Limited Tax GO Bonds(a)(b)	6.63%	12/01/13	$925	$999,055

Series 2004, Limited Tax GO Bonds(a)(b)	6.75%	12/01/13	1,000	1,081,620

Valagua Metropolitan District; Series 2008, Limited Tax GO Bonds	7.75%	12/01/37	1,000	668,520

Vista Ridge Metropolitan District; Series 2006 B, Ref. Sub. Limited Tax GO Bonds(m)	6.63%	12/01/40	1,000	679,680

Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO Bonds	6.25%	12/01/25	85	79,403

Series 2005, Limited Tax GO Bonds	6.38%	12/01/35	500	443,960

				270,801,435

Connecticut–0.79%
Connecticut (State of) Development Authority (Cargo BDL LLC); Series 2000, IDR(d)(m)	8.00%	04/01/30	2,955	1,829,263

Connecticut (State of) Development Authority (The Elm Park Baptist Inc.); Series 2003, First Mortgage Health Care RB	5.85%	12/01/33	2,950	3,006,109

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.18%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (St. Mary’s Hospital); Series 1997 E, RB	5.88%	07/01/22	3,660	3,663,440

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds(i)(j)	5.13%	10/01/36	4,405	2,052,025

Hamden (Town of) (Whitney Center);
Series 2009 A, RB	7.63%	01/01/30	2,880	3,200,890

Series 2009 A, RB	7.75%	01/01/43	10,995	12,128,585

Series 2009 C, RB(a)(g)	7.25%	01/01/16	2,000	2,116,900

Harbor Point Infrastructure Improvement District (Harbor Point); Series 2010 A, Special Obligation Tax Allocation RB	7.88%	04/01/39	3,000	3,428,760

Manchester (Town of) Redevelopment Agency (Bennet Housing Development); Series 1993, MFH Mortgage RB (Acquired 09/20/99; Cost $954,000)(i)	7.20%	12/01/18	735	739,197

New Britain (City of) Housing Authority (Franklin Square Manor); Series 2002, MFH RB(d)	7.00%	07/01/21	2,316	2,578,542

				55,333,711

Delaware–0.13%
Delaware (State of) Economic Development Authority (Newark Charter School); Series 2012, RB	5.00%	09/01/42	1,350	1,405,741

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,619,274

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	865	865,251

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	739,193

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	568,218

Wilmington (City of) (Electra Arms Senior Association); Series 1998, MFH Rental RB(d)	6.25%	06/01/28	4,325	4,243,906

				9,441,583

District of Columbia–1.45%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,000	2,164,080

Series 2011, RB	6.63%	03/01/41	5,150	5,623,182

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	7,000	7,982,450

District of Columbia (Gallaudet University);
Series 2011, University RB	5.50%	04/01/34	500	579,800

Series 2011, University RB	5.50%	04/01/41	3,000	3,428,280

District of Columbia (Methodist Home);
Series 1999, RB	6.00%	01/01/29	2,545	2,545,993

Series 2009 A, RB	7.50%	01/01/39	1,520	1,584,281

District of Columbia (National Public Radio, Inc.); Series 2010 A, RB	5.00%	04/01/43	1,000	1,078,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	$5,000	$5,914,750

Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,331,300

District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, Asset-Backed CAB RB(f)	0.00%	06/15/55	60,320	532,022

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(h)	5.00%	12/01/25	16,165	19,452,476

Metropolitan Washington Airports Authority; Series 2006 B, System RB (INS–AGM)(d)(e)(h)	5.00%	10/01/36	30,000	31,435,500

Metropolitan Washington Airports Authority;
Series 2006 B, Airport System RB (INS–AGM)(d)(e)(h)	5.00%	10/01/36	10,695	11,206,756

Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS–AGM)(e)(f)	0.00%	10/01/39	22,920	5,471,004

Series 2009 B, Second Sr. Lien Dulles Toll Road CAB RB (INS–AGM)(e)(f)	0.00%	10/01/40	3,475	784,585

				102,114,889

Florida–9.88%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.88%	11/15/36	10,500	10,325,910

Series 2007, IDR	5.88%	11/15/42	19,000	18,577,820

Alachua (County of) Health Facilities Authority (Oak Hammock at the University of Florida);
Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/32	1,000	1,201,300

Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/42	2,500	2,968,850

Series 2012 A, Ref. Continuing Care Retirement Community RB	8.00%	10/01/46	2,000	2,358,080

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs);
Series 2011, TEMPS-70sm RB	7.13%	11/15/16	17,100	17,330,850

Series 2011 A, RB	8.00%	11/15/31	3,000	3,483,870

Series 2011 A, RB	8.13%	11/15/41	11,000	12,743,280

Series 2011 A, RB	8.13%	11/15/46	6,000	6,927,780

Anthem Park Community Development District; Series 2004, Capital Improvement Special Assessment RB(c)	5.80%	05/01/36	8,230	5,966,832

Bay Laurel Center Community Development District (Candler); Series 2006, Special Assessment RB	5.45%	05/01/37	1,210	1,171,655

Beacon Lakes Community Development District; Series 2003 A, Special Assessment RB	6.90%	05/01/35	3,185	3,262,109

Bloomingdale (Villages of) Community Development District; Series 2004, Special Assessment RB	5.88%	05/01/36	3,935	3,324,249

Bluewaters Community Development District; Series 2004, Special Assessment RB	6.00%	05/01/35	2,685	2,819,277

Boca Raton (City of) Housing Authority (Banyan Place Senior Apartments);
Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $3,021,676)(i)	5.80%	10/01/26	3,090	2,246,214

Series 2006, Ref. First Lien Mortgage Housing RB (Acquired 03/23/06-11/12/09; Cost $4,641,040)(i)	5.90%	10/01/36	4,705	3,058,909

Bonnet Creek Resort Community Development District;
Series 2002, Special Assessment RB	7.38%	05/01/34	3,000	3,010,260

Series 2002, Special Assessment RB	7.50%	05/01/34	7,500	7,531,650

Brevard (County of) Health Facilities Authority (Health First, Inc.);
Series 2009, Health Care Facilities RB	7.00%	04/01/33	1,960	2,452,391

Series 2009, Health Care Facilities RB	7.00%	04/01/39	6,465	8,014,531

Broward (County of) (Civic Arena);
Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(e)(h)	5.00%	09/01/24	7,555	8,384,312

Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM)(e)(h)	5.00%	09/01/25	7,910	8,778,281

Buckeye Park Community Development District; Series 2008 A, Capital Improvement Special Assessment RB(c)(j)	7.88%	05/01/38	4,900	2,238,222

Capital Trust Agency (Fort Lauderdale); Series 2003, Sr. RB(d)	5.75%	01/01/32	2,000	2,016,720

Capital Trust Agency (Miami Community Charter School) Series 2010 A, RB	7.00%	10/15/40	1,500	1,540,890

Capital Trust Agency (Million Air One LLC); Series 2011, RB(d)	7.75%	01/01/41	14,400	16,081,920

Capital Trust Agency (Orlando); Series 2003, Sub. RB(d)	6.75%	01/01/32	2,500	2,567,200

Caribe Palm Community Development District; Series 2005 A, Special Assessment RB	5.85%	05/01/35	705	721,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Championsgate Community Development District; Series 1998 A, Capital Improvement Special Assessment RB	6.25%	05/01/20	$2,465	$2,406,234

Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	4,500	4,542,795

Connerton West Community Development District;
Series 2004 A-2, Capital Improvement Special Assessment RB	5.95%	05/01/36	1,945	1,384,334

Series 2006 A-1, Capital Improvement Special Assessment RB(j)	5.38%	05/01/37	4,950	1,893,920

Series 2007 B, Capital Improvement Special Assessment RB(j)	5.13%	05/01/16	2,825	1,080,873

Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	220	234,799

Series 2001 B, Special Assessment RB	8.38%	05/01/17	115	122,736

Cutler Cay Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/24	3,600	3,772,296

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	505	513,767

Double Branch Development District; Series 2002 A, Special Assessment RB	6.70%	05/01/34	7,350	7,519,418

Escambia (County of) (International Paper Co.); Series 2006 A, Ref. Environmental Improvement RB(d)	5.00%	08/01/26	5,690	5,704,225

Escambia (County of); Series 2003 A, Environmental Improvement RB(d)	5.75%	11/01/27	5,250	5,493,180

Florida (State of) Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	14,000	17,698,800

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,804,983

Series 2007 A, RB	6.13%	05/15/37	1,855	1,593,816

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	8,840	9,473,474

Florida Development Finance Corp. (Sculptor Charter School);
Series 2008 A, RB	7.25%	10/01/38	2,710	2,834,768

Series 2012, RB	7.00%	10/01/26	125	132,213

Series 2012, RB	7.25%	10/01/41	595	631,277

Florida Housing Finance Corp. (Beacon Hill Apartments); Series 1998 C, RB(a)(d)	6.61%	07/01/28	7,820	6,767,975

Florida Housing Finance Corp. (Westbrook Apartments); Series 1998 U-1, RB(a)(d)	6.45%	01/01/29	10,785	10,789,638

Florida Housing Finance Corp. (Westchase Apartments); Series 1998 B, RB(a)(d)	6.61%	07/01/28	9,795	7,150,350

Gramercy Farms Community Development District;
Series 2007 A-1, Special Assessment RB(j)	5.25%	05/01/39	1,335	13

Series 2007 A-2, Special Assessment RB(j)	5.25%	05/01/39	1,700	17

Series 2007 B, Special Assessment RB(j)	5.10%	05/01/14	4,385	44

Series 2011, Ref. Special Assessment Conv. CAB RB(f)	0.00%	05/01/39	29,070	4,396,838

Hammock Bay Community Development District; Series 2004 A, Special Assessment RB	6.13%	05/01/35	2,420	2,489,575

Harbour Isles Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/35	1,330	1,345,441

Heritage Harbor Community Development District; Series 1997, Recreational RB	7.75%	05/01/23	410	360,788

Hillsborough (County of) Industrial Development Authority (Health Facilities); Series 2008 B, IDR(a)(b)	8.00%	08/15/19	1,000	1,431,650

Islands at Doral III Community Development District; Series 2004 A, Special Assessment RB	5.90%	05/01/35	3,585	3,594,644

Islands at Doral Southwest Community Development District; Series 2003, Special Assessment RB(a)(b)	6.38%	05/01/13	1,635	1,712,695

Jacksonville (City of) Economic Development Commission (Proton Therapy Institute); Series 2007 A, Ref. Health Care Facilities RB(i)	6.25%	09/01/27	12,000	13,269,840

Kendall Breeze Community Development District;
Series 2002, Special Assessment RB	6.70%	11/01/23	1,895	1,941,636

Series 2002, Special Assessment RB	6.63%	11/01/33	3,190	3,270,867

Series 2004, Special Assessment RB	5.88%	05/01/34	1,355	1,378,292

Lakeland (City of) (Carpenter’s Home Estate Accident Investor); Series 2008, Ref. First Mortgage Retirement Community RB(i)	6.38%	01/01/43	2,250	2,319,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Lakeside Landings Community Development District;
Series 2007 A, Special Assessment RB(j)	5.50%	05/01/38	$1,000	$410,960

Series 2007 B, Special Assessment RB(j)	5.25%	05/01/13	1,940	796,680

Lee (County of) Industrial Development Authority (Cypress Cove Health Park);
Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	12,675	11,371,883

Series 2002 A, Health Care Facilities RB	6.75%	10/01/32	9,250	8,375,597

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2007 A, IDR	5.25%	06/15/27	7,000	7,014,070

Series 2007 A, IDR	5.38%	06/15/37	6,230	6,116,489

Series 2012, IDR	5.50%	06/15/32	1,880	1,896,826

Series 2012, IDR	5.75%	06/15/42	3,210	3,231,186

Leon (County of) Educational Facilities Authority (Southgate Residence Hall); Series 1998 A, Ref. RB	6.75%	09/01/28	7,940	7,678,218

Marshall Creek Community Development District; Series 2000 A, Special Assessment RB	7.65%	05/01/32	2,595	2,596,868

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	12,840	14,015,630

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 1998, Hospital RB	5.38%	11/15/18	90	90,129

Series 2001 A, Hospital RB	6.70%	11/15/19	1,500	1,517,685

Series 2001 A, Hospital RB	6.80%	11/15/31	1,900	1,922,458

Series 2004, Ref. RB(a)(b)(i)	6.75%	11/15/14	840	954,307

Series 2004, Ref. RB(i)	6.75%	11/15/29	5,160	5,562,222

Series 2012, Ref. RB	5.00%	11/15/29	3,500	3,816,785

Miami-Dade (County of) (Building Better Communities Program); Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(e)(h)	5.00%	07/01/30	15,210	16,864,848

Miami-Dade (County of) (Miami International Airport); Series 2008 A, Aviation RB (INS–AGC)(d)(e)(h)	5.25%	10/01/33	16,500	17,811,255

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	500	595,475

Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	250	295,690

Series 2011, Ref. Hospital RB	6.00%	08/01/46	1,000	1,184,480

Miami-Dade (County of) School Board;
Series 2008 B, COP (INS–AGC)(e)(h)	5.25%	05/01/26	5,000	5,686,700

Series 2008 B, COP (INS–AGC)(e)(h)	5.25%	05/01/27	10,000	11,339,600

Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation CAB RB (INS–NATL)(e)(f)	0.00%	10/01/40	10,070	2,174,516

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/31	7,155	2,648,066

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/32	2,890	1,007,599

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/35	12,000	3,535,320

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/39	21,650	5,093,379

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/40	10,000	2,224,700

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/42	72,215	14,262,462

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/44	15,495	2,730,374

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/45	7,710	1,282,867

Series 2009, Sub. Special Obligation CAB RB(f)	0.00%	10/01/47	22,300	3,272,971

Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	1,665	1,695,969

Series 2004 A, Special Assessment RB	6.25%	05/01/37	8,445	8,635,519

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Mount Dora (City of) Health Facilities Authority (Waterman Village);
Series 2002 A, RB	6.75%	08/15/25	$3,000	$2,540,190

Series 2004 A, Ref. RB	5.25%	08/15/13	550	535,838

Series 2004 A, Ref. RB	5.75%	08/15/18	3,750	3,315,600

Northern Palm Beach (County of) Improvement District Unit of Development No. 16;
Series 1999, Ref. Water Control & Improvement RB	7.50%	08/01/24	2,520	2,524,738

Series 2002, Water Control & Improvement RB	7.00%	08/01/32	2,500	2,552,700

Northern Palm Beach (County of) Improvement District Unit of Development No. 2A; Series 2002, Water Control & Improvement RB	6.40%	08/01/33	3,910	3,912,815

Oak Creek Community Development District; Series 2004, Special Assessment RB	5.80%	05/01/35	1,590	1,505,571

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. RB	5.38%	07/01/20	3,300	3,378,540

Series 2005, Ref. RB	5.70%	07/01/26	4,000	4,094,640

Series 2007, First Mortgage RB	5.50%	07/01/32	3,750	3,806,850

Series 2007, First Mortgage RB	5.50%	07/01/38	7,450	7,534,334

Orange (County of) Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/28	1,815	1,814,855

Orange (County of) Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/31	3,705	3,709,520

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.);
Series 1995 A, Mortgage RB(i)	7.00%	10/01/15	705	707,792

Series 1995 A, Mortgage RB(i)	7.00%	10/01/25	2,535	2,541,845

Orange (County of) Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/31	770	770,939

Orange (County of) Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/31	220	220,268

Orange (County of) Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/31	770	770,939

Orange (County of) Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/31	305	305,372

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	991,690

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(c)	6.13%	05/01/35	410	4

Series 2010 A-2, Capital Improvement RB	0.00%	05/01/35	435	386,606

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	1,000	941,870

Palm Beach (County of) Housing Finance Authority (Lake Delray Apartments); Series 1999 A, MFH RB(d)	6.40%	01/01/31	8,540	8,540,598

Palm Coast Park Community Development District; Series 2006, Special Assessment RB	5.70%	05/01/37	4,635	3,169,181

Pentathlon Community Development District; Series 2003, Special Assessment RB(a)(b)	6.75%	11/01/12	1,690	1,733,619

Pier Park Community Development District; Series 2002 1, Capital Improvement RB	7.15%	05/01/34	14,310	14,398,579

Pine Air Lakes Community Development District; Series 2002, Special Assessment RB	7.25%	05/01/33	2,800	2,821,476

Pine Ridge Plantation Community Development District; Series 2006 A, Capital Improvement Special Assessment RB	5.40%	05/01/37	1,585	1,075,740

Pinellas (County of) Educational Facilities Authority (Pinellas Preparatory Academy);
Series 2011 A, RB	6.13%	09/15/21	400	430,588

Series 2011 A, RB	7.13%	09/15/41	3,250	3,652,415

Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	5,580	5,730,158

Poinciana West Community Development District; Series 2007, Special Assessment RB	6.00%	05/01/37	1,495	1,500,277

Port St. Lucie (City of) (Glassman Special Assessment District); Series 2003 C, Special Assessment RB	6.75%	07/01/23	4,750	4,793,795

Reunion East Community Development District;
Series 2002 A-1, Special Assessment RB	7.38%	05/01/33	690	703,959

Series 2002 A-2, Special Assessment RB	7.38%	05/01/33	310	152,300

Series 2005, Special Assessment RB(j)	5.80%	05/01/36	4,300	1,937,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	$1,500	$1,544,970

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,000	1,058,540

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,000	1,046,400

Sausalito Bay Community Development District; Series 2003, Special Assessment RB	6.20%	05/01/35	2,610	2,644,269

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(i)	5.50%	10/01/24	5,350	5,681,540

Seven Oaks Community Development District II;
Series 2003 A, Special Assessment RB	6.40%	05/01/34	4,605	4,447,693

Series 2004 A, Special Assessment RB	5.88%	05/01/35	2,590	1,988,628

Silver Palms Community Development District; Series 2004, Special Assessment RB	5.90%	05/01/34	1,750	1,774,343

South Lake (County of) Hospital District (South Lake Hospital, Inc.);
Series 2003, RB	6.38%	10/01/28	2,115	2,223,119

Series 2003, RB	6.38%	10/01/34	3,995	4,199,224

South-Dade Venture Community Development District; Series 2004, Special Assessment RB	6.13%	05/01/34	1,295	1,322,907

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	3,000	2,866,770

Series 2006 A, Health Care RB	5.38%	01/01/40	8,850	7,938,361

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities);
Series 2004 A, RB	5.63%	08/01/34	4,390	4,548,523

Series 2010 A, RB	6.00%	08/01/45	4,000	4,453,440

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	179,064

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,194,810

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,495	1,318,082

Stonebrier Community Development District; Series 2006, Special Assessment RB	5.50%	05/01/37	2,770	2,725,680

Stonegate Community Development District; Series 2008, Special Assessment RB	8.13%	05/01/39	4,685	5,177,019

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	5,875	5,895,856

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(e)(h)	6.00%	10/01/29	13,440	18,831,590

Town Center at Palm Coast Community Development District; Series 2005, Capital Improvement Special Assessment RB	6.00%	05/01/36	11,430	8,790,584

Trails at Monterey Community Development District;
Series 2003, Special Assessment RB(a)(b)	6.50%	05/01/13	945	960,744

Series 2003, Special Assessment RB(a)(b)	6.75%	05/01/13	1,715	1,742,800

Treeline Preserve Community Development District; Series 2007 A, Special Assessment RB(j)	6.80%	05/01/39	4,895	2,418,179

Turnbull Creek Community Development District;
Series 2005, Special Assessment RB	5.80%	05/01/35	2,640	2,380,303

Series 2006, Special Assessment RB	5.25%	05/01/37	3,505	2,571,478

University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	2,890	2,955,256

Venetian Isles Community Development District; Series 2002 A, Special Assessment RB	6.75%	05/01/33	3,850	3,913,256

Verandah West Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.63%	05/01/33	4,250	4,302,488

Waterlefe Community Development District; Series 2001, Golf Course RB(j)	8.13%	10/01/25	2,645	197,582

West Villages Improvement District (Unit of Development No. 3); Series 2006, Special Assessment RB	5.50%	05/01/37	3,755	1,679,649

West Villages Improvement District; Series 2007, Special Assessment RB	5.50%	05/01/38	9,500	4,443,530

Winter Garden Village at Fowler Groves Community Development District; Series 2006, Special Assessment RB	5.65%	05/01/37	2,540	2,643,632

World Commerce Community Development District; Series 2004 A-2, Special Assessment RB(j)	6.13%	05/01/35	1,490	1,469,200

				694,905,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–1.17%
Americus (City of) & Sumter (County of) Hospital Authority (South Georgia Methodist); Series 1999 A, Ref. RB	6.38%	05/15/29	$5,250	$5,253,255

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	12,000	13,711,440

Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	1,086,390

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	4,700	5,066,929

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(i)	5.50%	01/01/31	3,770	3,830,395

Atlanta (City of) Urban Residential Finance Authority (John Eagan); Series 1998 A, MFH RB(c)(d)	6.75%	07/01/30	5,285	3,699,447

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(d)	9.00%	06/01/35	9,750	10,720,807

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.);
Series 2010, RAC	6.00%	09/01/30	2,200	2,522,212

Series 2010, RAC	6.13%	09/01/40	1,000	1,155,740

Fulton (County of) Residential Care Facilities for the Elderly Authority (RHA Assisted Living);
Series 1999 A, Sr. Lien RB	6.90%	07/01/19	3,960	3,813,797

Series 1999 A, Sr. Lien RB	7.00%	07/01/29	8,310	7,511,908

Fulton (County of) Residential Care Facilities for the Elderly Authority (St. Anne’s Terrace); Series 2003, Ref. RB	7.63%	12/01/33	3,295	3,424,065

Medical Center Hospital Authority (Spring Harbor Green Island); Series 2007, Ref. RB	5.25%	07/01/27	2,500	2,532,775

Richmond (County of) Development Authority (International Paper Co.); Series 2002 A, Ref. Environmental Improvement RB(d)	6.00%	02/01/25	1,000	1,013,380

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(d)	6.13%	01/01/34	9,615	10,053,828

Savannah (City of) Economic Development Authority (Marshes of Skidaway);
Series 2003 A, First Mortgage RB	6.85%	01/01/19	2,245	2,319,714

Series 2003 A, First Mortgage RB	7.40%	01/01/24	920	949,928

Series 2003 A, First Mortgage RB	7.40%	01/01/34	3,650	3,738,914

				82,404,924

Guam–0.11%
Guam (Territory of) Waterworks Authority;
Series 2005, Water & Wastewater System RB	6.00%	07/01/25	1,000	1,031,760

Series 2005, Water & Wastewater System RB	5.88%	07/01/35	6,250	6,394,937

				7,426,697

Hawaii–0.80%
Hawaii (State of) Department of Budge & Finance (Hawaiian Electric Co.); Series 2007 B, Ref. Special Purpose RB (INS–FGIC)(d)(e)	4.60%	05/01/26	10,760	11,187,495

Hawaii (State of) Department of Budget & Finance (15 Craigside);
Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	850	1,024,989

Series 2009 A, Special Purpose Senior Living RB	9.00%	11/15/44	6,530	7,877,988

Hawaii (State of) Department of Budget & Finance (Kahala Nui);
Series 2003 A, Special Purpose RB(a)(b)	7.40%	11/15/13	5,300	5,859,786

Series 2003 A, Special Purpose RB(a)(b)	7.88%	11/15/13	4,450	4,944,573

Series 2003 A, Special Purpose RB(a)(b)	8.00%	11/15/13	10,000	11,125,800

Honolulu (City & County of); Series 2009 A, Unlimited Tax GO Bonds(h)	5.25%	04/01/29	12,000	14,163,000

				56,183,631

Idaho–0.24%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, Solid Waste Disposal RB (Acquired 11/03/06; Cost $7,640,000)(d)(i)(j)	7.50%	11/01/24	7,640	267,400

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/37	8,355	8,426,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.) Series 2010 A, Non-profit Facilities RB	6.25%	07/01/40	$1,000	$1,070,750

Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Non-profit Facilities RB	6.00%	06/01/38	750	802,852

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Non-profit Facilities RB	9.00%	07/01/21	150	163,673

Series 2009 A, Non-profit Facilities RB	9.25%	07/01/29	1,000	1,101,590

Series 2009 A, Non-profit Facilities RB	9.50%	07/01/39	2,005	2,228,437

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Non-profit Facilities RB	8.25%	07/01/39	745	874,764

Idaho (State of) Housing & Finance Association; Series 2008 A, Non-profit Facilities RB	6.13%	07/01/38	1,580	1,659,079

				16,594,730

Illinois–10.58%
Annawan (Village of) (Patriot Renewable Fuels, LLC); Series 2007, Tax Increment Allocation RB	5.63%	01/01/18	3,670	3,368,289

Antioch (Village of) Special Service Area No. 1 (Deercrest); Series 2003, Special Tax RB	6.63%	03/01/33	3,691	3,271,370

Aurora (City of) (East River Area TIF No. 6); Series 2008 A, Tax Increment Allocation RB	6.75%	12/30/27	2,355	2,493,639

Aurora (City of) (River City TIF No. 3); Series 2008 B, Tax Increment Allocation RB	6.50%	12/30/23	3,860	4,095,460

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	5,000	4,791,500

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	2,000	1,839,140

Bolingbrook (Village of);
Series 1999 B, Unlimited Tax CAB GO Bonds (INS–NATL)(e)(f)	0.00%	01/01/29	910	369,924

Series 2005, Sales Tax RB	5.75%	01/01/15	545	444,780

Series 2005, Sales Tax RB	6.25%	01/01/24	6,000	4,238,520

Series 2005, Sales Tax RB	6.00%	01/01/26	4,500	3,178,710

Bradley (Village of) (Bradley Commons); Series 2007, Tax Increment Allocation RB	6.10%	01/01/27	2,905	2,930,477

Chicago (City of) (Asphalt Operating Services); Series 2010, Recovery Zone Facility RB	6.13%	12/01/18	8,000	8,536,800

Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	279,285

Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	507,922

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	2,820	2,820,846

Chicago (City of) (Lakeshore East);
Series 2002, Special Assessment Improvement RB	6.75%	12/01/32	6,724	6,946,228

Series 2003, Special Assessment Improvement RB	6.63%	12/01/22	3,884	4,015,435

Chicago (City of) (O’Hare International Airport); Series 2008 A, Third Lien General Airport RB (INS–AGM)(e)(h)	5.00%	01/01/33	14,000	15,136,800

Chicago (City of) (Read-Dunning); Series 1996 B, Tax Increment Allocation RB (INS–ACA)(e)	7.25%	01/01/14	700	701,932

Chicago (City of) Board of Education;
Series 2006 B, Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	12/01/25	10,000	11,068,900

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(e)(h)	5.00%	12/01/32	13,050	14,374,314

Chicago (City of);
Series 2011, COP	7.13%	05/01/21	1,000	1,096,930

Series 2011, COP	7.13%	05/01/25	9,185	9,975,461

Series 2011, COP	7.13%	05/01/25	9,700	10,534,782

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	13,275	13,815,823

Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(c)(i)	5.50%	03/01/17	3,439	2,270,600

Deerfield (Village of);
Series 2011, Ref. CAB RB(f)	0.00%	10/01/31	1,803	387,591

Series 2011, Ref. RB	6.00%	10/01/42	3,441	2,834,661

Du Page (County of) Special Service Area No. 31 (Monarch Landing); Series 2006, Special Tax RB	5.40%	03/01/16	155	156,919

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(j)	5.38%	03/01/16	$2,500	$875,550

Godfrey (Village of) (UTD Methodist Village); Series 1999 A, RB	5.88%	11/15/29	4,000	2,044,800

Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	900	903,528

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	5,033,450

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	656,081

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,468

Series 2005 A, Ref. RB	5.35%	02/15/15	225	225,333

Illinois (State of) Finance Authority (Christian Homes, Inc.);
Series 2007 A, Ref. RB	5.75%	05/15/26	5,575	5,913,235

Series 2007 A, Ref. RB	5.75%	05/15/31	2,825	2,971,815

Illinois (State of) Finance Authority (Clare Oaks); Series 2006 A, RB(c)	6.00%	11/15/39	14,950	3,589,047

Illinois (State of) Finance Authority (Clare Water Tower);
Series 2010 A-6, Ref. RB(j)	6.00%	05/15/28	1,400	28,028

Series 2010 A-7, Ref. RB(j)	6.13%	05/15/41	12,600	252,252

Series 2010 B, Ref. CAB RB(f)(j)	0.00%	05/15/50	6,000	120,120

Illinois (State of) Finance Authority (Clinic Altgeld); Series 1996, Community Facilities RB	8.00%	11/15/16	1,880	1,882,707

Illinois (State of) Finance Authority (Collegiate Housing Foundation–DeKalb II, LLC–Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	7,000	8,285,410

Illinois (State of) Finance Authority (Covenant Retirement Communities, Inc.);
Series 2001, RB	5.88%	12/01/31	1,250	1,254,500

Series 2002 B, RB	6.13%	12/01/28	5,000	5,071,900

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(j)	6.13%	08/15/28	1,000	9,640

Series 2008 A, Ref. RB(j)	6.25%	08/15/35	3,500	33,740

Series 2008 A, Ref. RB(j)	6.25%	08/15/40	5,500	53,020

Illinois (State of) Finance Authority (Franciscan Communities-St. Joseph); Series 2004 A, RB	6.00%	05/15/34	2,500	2,501,625

Illinois (State of) Finance Authority (Friendship Village of Schaumburg);
Series 2005 A, RB	5.38%	02/15/25	1,000	1,011,180

Series 2010, RB	7.25%	02/15/45	7,400	8,171,154

Illinois (State of) Finance Authority (Greenfields of Geneva);
Series 2010 A, RB	7.90%	02/15/25	3,285	3,491,265

Series 2010 A, RB	8.00%	02/15/28	3,000	3,179,820

Series 2010 A, RB	8.13%	02/15/40	6,640	7,195,967

Series 2010 A, RB	8.25%	02/15/46	21,185	23,047,585

Series 2010 C-2, TEMPS-65sm RB	6.75%	02/15/16	5,000	5,005,150

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	3,810	3,858,958

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/26	3,850	3,964,268

Series 2006 A, RB	5.70%	08/15/28	500	500,115

Series 2006 A, RB	6.00%	08/15/39	10,460	10,543,680

Illinois (State of) Finance Authority (Montgomery Place);
Series 2006 A, RB	5.50%	05/15/26	2,400	2,445,552

Series 2006 A, RB	5.75%	05/15/38	3,000	3,034,170

Illinois (State of) Finance Authority (Navistar International); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	27,655	28,781,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Norwegian American Hospital Inc.);
Series 2008, RB	7.63%	09/15/28	$2,000	$1,694,800

Series 2008, RB	7.75%	09/15/38	3,000	2,578,410

Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2010 A, RB	8.00%	05/15/30	1,300	1,422,720

Series 2010 A, RB	8.13%	05/15/40	6,250	6,793,937

Series 2010 A, RB	8.25%	05/15/45	14,000	15,322,580

Series 2010 D-1, TEMPS-75sm RB	7.25%	08/15/16	8,000	8,033,280

Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	550	550,308

Series 2010 D-3, TEMPS-50sm RB	6.25%	08/15/15	550	549,978

Illinois (State of) Finance Authority (Provena Health); Series 2009 A, RB	7.75%	08/15/34	11,300	14,750,229

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,359,729

Series 2009 A, RB	7.25%	11/01/38	24,235	30,663,818

Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	8,250	8,917,507

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2008, Ref. RB	5.50%	08/15/30	5,000	5,298,700

Series 2009, RB	6.88%	08/15/38	19,875	23,686,429

Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	517,415

Series 2005 A, RB	6.13%	11/15/25	1,000	1,035,020

Series 2005 A, RB	6.25%	11/15/35	1,500	1,532,835

Illinois (State of) Finance Authority (The Admiral at the Lake);
Series 2010 A, RB	7.25%	05/15/20	1,905	2,043,151

Series 2010 D-1, TEMPS-75sm RB	7.00%	05/15/18	1,550	1,555,859

Series 2010 D-2, TEMPS-65sm RB	6.38%	05/15/17	10,500	10,511,550

Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	4,500	4,178,340

Series 2005 A, RB	6.00%	05/15/37	19,325	16,427,603

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,000	2,270,960

Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	1,038,730

Series 2006 A, RB	5.88%	02/15/38	1,500	1,540,905

Illinois (State of) Finance Authority (United Neighborhood Organization Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	3,500	3,908,380

Series 2011, Ref. Charter School RB	7.13%	10/01/41	1,000	1,126,560

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB(j)	6.90%	11/15/33	8,750	3,586,800

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(d)	5.05%	08/01/29	1,320	1,401,761

Illinois (State of) Finance Authority;
Series 2003 A, RB	7.00%	11/15/32	3,450	3,493,505

Series 2003 A, Ref. RB	6.20%	08/15/23	1,000	1,000,640

Series 2003 A, Ref. RB	6.40%	08/15/33	4,500	4,502,160

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB(h)	5.50%	06/15/50	18,000	20,245,320

Series 2012, CAB RB	0.00%	12/15/41	25,000	5,763,750

Series 2012, CAB RB	0.00%	12/15/50	40,000	5,565,600

Series 2012, CAB RB	0.00%	12/15/51	65,000	8,540,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Real Estate Lease; Series 1998, Ctfs. RB (INS–ACA)(e)(i)	6.20%	06/15/18	$4,462	$4,504,880

Illinois (State of) Regional Transportation Authority; Series 2003 A, RB (INS–NATL)(e)(h)	6.00%	07/01/33	22,000	29,593,300

Illinois (State of) Toll Highway Authority; Series 2008 B, RB(h)	5.50%	01/01/33	29,000	32,207,690

Lake, Cook, Kane & McHenry Counties Community Unit School District No. 220 (Barrington); Series 2000, Unlimited Tax GO Bonds (INS–NATL)(e)	5.75%	12/01/19	80	80,310

Lombard Public Facilities Corp.;
Series 2005 A-1, First Tier Conference Center & Hotel RB	6.38%	01/01/15	750	587,648

Series 2005 A-1, First Tier Conference Center & Hotel RB	7.13%	01/01/36	2,500	1,687,100

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	3,450	3,680,701

Loves Park (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,310	1,310,576

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB(i)	5.75%	12/30/25	1,900	1,213,340

Manhattan (Village of) Special Service Area No. 04-1 (Brookstone Springs); Series 2005, Special Tax RB	6.10%	03/01/35	4,293	4,413,161

Minooka (Village of) (Lakewood Trails Unit No. 2); Series 2004, Special Assessment Improvement RB	6.38%	03/01/34	5,488	5,619,767

Minooka (Village of) (Lakewood Trails); Series 2003, Special Assessment Improvement RB	6.63%	03/01/33	3,710	3,797,593

Minooka (Village of) (Prairie Ridge); Series 2003, Special Assessment Improvement RB	6.88%	03/01/33	2,645	2,347,781

Pingree Grove (Village of) (Cambridge Lakes Learning Center);
Series 2007, RB	6.00%	06/01/36	5,080	4,538,218

Series 2011, RB	8.50%	06/01/41	3,290	3,612,782

Pingree Grove (Village of) (Cambridge Lakes); Series 2006-1, Special Service Area No. 7 Special Tax RB	6.00%	03/01/36	8,555	8,578,783

Pingree Grove (Village of) Special Service Area No. 2 (Cambridge Lakes); Series 2005-2, Special Tax RB	6.00%	03/01/35	6,992	7,057,725

Plano (City of) Special Service Area No. 1 (Lakewood Springs); Series 2004 A, Special Tax RB	6.20%	03/01/34	4,076	4,189,191

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(j)	5.80%	03/01/37	5,615	2,933,276

Quad Cities Regional Economic Development Authority (Heritage Woods Moline Supportive Living Facility); Series 2006, MFH RB(d)	6.00%	12/01/41	1,335	1,259,586

Railsplitter Tobacco Settlement Authority; Series 2010, RB	6.00%	06/01/28	20,050	23,542,710

Regional Transportation Authority; Series 1994 B, RB (INS–AMBAC)(e)	8.00%	06/01/17	2,095	2,573,519

Round Lake (Village of) Lakewood Grove Special Service Area No. 1; Series 2003, Special Tax RB(a)(b)	6.70%	03/01/13	3,497	3,668,843

Round Lake (Village of) Lakewood Grove Special Service Area No. 4; Series 2003, Unlimited Tax GO Bonds(a)(b)	6.75%	03/01/13	4,829	5,067,456

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	854,270

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	663,728

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,356,860

Southwestern Illinois Development Authority (U.S. Steel Corp.) Series 2012, RB(d)	5.75%	08/01/42	14,000	13,900,320

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	1,800	1,859,490

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	2,003,180

St. Charles (City of) Special Service Area No. 21; Series 1998, RB	6.63%	03/01/28	2,850	2,851,055

Sterling (City of) (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	850	850,374

United City of Yorkville (City of) (Storm Water/Water Improvement);
Series 2007, Business District RB	6.00%	01/01/26	3,295	2,299,646

Series 2007, Business District RB	6.00%	01/01/27	285	195,065

United City of Yorkville (City of) Special Service Area No. 2003-100 (Raintree Village); Series 2003, Special Tax RB	6.88%	03/01/33	5,461	5,588,187

United City of Yorkville (City of) Special Service Area No. 2003-101 (Windett Ridge); Series 2003, Special Tax RB (Acquired 09/03/03 Cost $2,645,000)(i)	6.88%	03/01/33	2,645	2,369,470

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	5,481	3,366,704

United City of Yorkville (City of) Special Service Area No. 2005-108 (Autumn Creek); Series 2006, Special Tax RB	6.00%	03/01/36	2,745	2,599,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	$4,350	$4,399,285

Upper Illinois River Valley Development Authority (Living Springs McHenry Supportive Living Facility); Series 2007, MFH RB(d)	6.10%	12/01/41	4,000	3,851,920

Upper Illinois River Valley Development Authority (Pleasant View Luther Home);
Series 2010, RB	7.00%	11/15/30	2,000	2,160,120

Series 2010, RB	7.25%	11/15/40	3,200	3,461,216

Series 2010, RB	7.38%	11/15/45	1,700	1,848,138

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	3,794	3,339,858

Western Illinois Economic Development Authority (Carthage Memorial Hospital);
Series 2008 B, Hospital RB	7.00%	06/01/33	2,295	2,429,074

Series 2008 B, Hospital RB	7.05%	06/01/37	4,700	4,915,542

Wheeling (Village of) (N. Milwaukee/Lake-Cook TIF); Series 2005, Tax Increment Allocation RB	6.00%	01/01/25	8,745	8,787,501

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(d)	7.00%	12/01/42	2,460	2,551,438

				744,697,547

Indiana–1.68%
Carmel (City of) (Barrington Carmel);
Series 2012 A, RB	7.00%	11/15/27	1,550	1,609,877

Series 2012 A, RB	7.00%	11/15/32	2,250	2,268,270

Series 2012 A, RB	7.13%	11/15/42	8,200	8,266,092

Series 2012 A, RB	7.13%	11/15/47	6,250	6,260,250

Series 2012 C-1, TEMPS-75sm RB	5.75%	11/15/19	2,000	2,002,700

Series 2012 C-2, TEMPS-65sm RB	5.25%	11/15/18	2,750	2,752,640

Crown Point (City of) (Wittenberg Village);
Series 2009 A, Economic Development RB	8.00%	11/15/29	3,100	3,675,918

Series 2009 A, Economic Development RB	8.00%	11/15/39	9,000	10,544,490

Delaware (County of) Redevelopment District; Series 1997, Tax Increment Allocation RB	6.88%	02/01/18	640	641,702

Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	346,304

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,665,518

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,254,720

Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	5,755	6,010,925

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	5,500	5,885,495

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	10,500	10,943,625

Indiana (State of) Finance Authority (U.S. Steel Corp); Series 2011, Ref. Environmental RB	6.00%	12/01/19	8,000	8,902,000

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana);
Series 2004 A, Hospital RB	6.25%	03/01/25	1,500	1,582,995

Series 2004 A, Hospital RB	6.00%	03/01/34	13,035	13,675,018

Indiana (State of) Health Facility Financing Authority (Franciscan Communities, Inc.); Series 2003 A, Ref. RB	6.40%	05/15/24	3,435	3,439,328

Indiana (State of) Health Facility Financing Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	3,865	3,866,701

North Manchester (Town of) (Peabody Retirement Communities); Series 2002 A, RB(j)	7.25%	07/01/33	3,000	1,019,730

Portage (City of) Special Improvement District (Marina Shoes); Series 2005, Special Assessment RB(j)	6.38%	03/01/35	3,643	1,275,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/12	$130	$127,258

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/13	130	117,832

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/14	125	104,925

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/15	125	97,169

Series 1997 B, Tax Increment Allocation CAB RB(f)	0.00%	12/30/16	125	89,990

Vigo (County of) Hospital Authority (Union Hospital, Inc.);
Series 2007, RB(i)	5.70%	09/01/37	8,000	8,262,160

Series 2007, RB(i)	5.75%	09/01/42	5,780	5,961,954

Series 2007, RB(i)	5.80%	09/01/47	5,645	5,835,575

				118,486,612

Iowa–1.84%
Altoona (City of);
Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/28	1,250	1,377,738

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/39	5,000	5,382,700

Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/43	5,500	5,907,660

Ames (City of) (Mary Greeley Medical Center);
Series 2011, Hospital RB	5.50%	06/15/30	1,000	1,110,420

Series 2011, Hospital RB	5.25%	06/15/36	1,250	1,354,913

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	5,755	6,512,070

Des Moines (City of) (Luther Park Apartments, Inc.);
Series 2004, Senior Housing RB	6.00%	12/01/23	500	510,470

Series 2004, Senior Housing RB	6.25%	12/01/34	2,245	2,275,442

Series 2007 A, Ref. MFH RB(i)	5.30%	12/01/36	3,585	3,330,859

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	19,300	19,414,642

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	1,395	1,397,427

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	3,795	3,801,565

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	340,030

Iowa (State of) Finance Authority (Madrid Home);
Series 2007, Ref. Health Care Facility RB	5.75%	11/15/24	1,000	1,017,190

Series 2007, Ref. Health Care Facility RB	5.80%	11/15/29	1,930	1,938,569

Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	2,750	2,744,693

Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.38%	06/01/38	2,215	2,011,264

Series 2005 C, Asset-Backed RB	5.50%	06/01/42	18,920	16,988,079

Series 2005 C, Asset-Backed RB	5.63%	06/01/46	27,815	25,667,404

Jefferson (County of) Hospital; Series 2007 C, RB	5.95%	08/01/37	3,935	3,974,075

Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	140,647

Series 2005 A, MFH RB	6.00%	09/01/35	400	358,788

Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	7,415	7,565,005

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	290,194

Series 2004, Health Care Facilities RB	6.15%	10/01/36	3,100	3,101,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–(continued)

Series 2007 A, Ref. Health Care Facilities RB	5.30%	04/01/37	$4,835	$4,616,313

Series 2007 C, Health Care Facilities RB	6.00%	04/01/37	3,405	3,462,851

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	2,725	2,773,478

				129,365,509

Kansas–0.27%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.75%	11/15/38	1,900	2,226,154

Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	750	799,155

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	900	948,222

Lenexa (City of) (Lakeview Village, Inc.);
Series 2009, Health Care Facilities RB	7.13%	05/15/29	500	567,465

Series 2009, Health Care Facilities RB	7.25%	05/15/39	1,500	1,682,865

Olathe (City of) (Aberdeen Village, Inc.);
Series 2005, Ref. Senior Living Facility RB	6.13%	05/15/30	1,000	1,020,320

Series 2005 A, Ref. Senior Living Facility RB	5.60%	05/15/28	1,500	1,500,165

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	2,500	2,599,300

Olathe (City of) (Olathe Medical Center); Series 2008, VRD Health Facilities RB (LOC–Bank of America, N.A.)(k)(l)	0.23%	09/01/32	1,965	1,965,000

Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	383,255

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	843,018

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	692,990

Overland Park (City of) Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,485	1,350,400

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	920,432

Roeland Park (City of) (TDD No. 1);
Series 2005, Transportation Development District Sales Tax RB	5.75%	12/01/25	445	341,413

Series 2006 A, Transportation Development District Sales Tax RB	5.88%	12/01/25	925	718,642

Roeland Park (City of) (TDD No. 2); Series 2006 B, Transportation Development District Sales Tax RB	5.88%	12/01/25	1,000	679,900

				19,238,696

Kentucky–0.25%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II);
Series 2011, RB	6.25%	05/15/18	1,000	1,018,420

Series 2011, RB	7.00%	05/15/30	2,500	2,811,600

Series 2011, RB	7.25%	05/15/41	3,050	3,431,830

Series 2011, RB	7.38%	05/15/46	1,000	1,134,730

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	6,000	7,151,520

Louisville (City of) & Jefferson (County of) Metropolitan Government (Bellarmie University Inc.); Series 2009, College Improvement RB	6.13%	05/01/39	1,820	2,041,348

				17,589,448

Louisiana–1.18%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital); Series 1992 A, Hospital RB (INS–Connie Lee)(e)	6.50%	12/01/18	4,530	4,759,037

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	14,685	5,876,203

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Eunice Student Housing Foundation); Series 2002, RB	7.38%	09/01/33	2,980	2,471,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.);
Series 2007, RB	6.75%	11/01/32	$8,690	$9,794,933

Series 2009 A, RB	6.50%	08/01/29	9,500	11,175,135

Series 2010 A-1, RB	6.50%	11/01/35	9,245	10,771,072

Louisiana (State of) Public Facilities Authority (Belle Chasse Educational Foundation); Series 2011, RB	6.75%	05/01/41	3,000	3,459,990

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(i)	6.38%	12/01/34	15,000	16,213,050

Louisiana (State of) Public Facilities Authority (Progressive Health Care);
Series 1998, RB	6.38%	10/01/20	2,500	2,500,425

Series 1998, RB	6.38%	10/01/28	2,000	1,950,840

Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $1,805,160)(i)	5.75%	10/30/18	1,805	1,807,742

New Orleans (City of) Aviation Board; Series 2009 A-2, Ref. & Restructuring General Airport RB (INS–AGC)(e)	6.00%	01/01/23	3,000	3,591,000

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(a)(g)	4.00%	06/01/22	6,500	6,997,250

St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 1998, Ref. RB	5.70%	11/15/28	2,000	2,000,740

				83,369,416

Maine–0.21%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/32	2,500	3,112,825

Series 2011, RB	6.75%	07/01/36	500	589,005

Series 2011, RB	6.75%	07/01/41	9,505	11,128,359

				14,830,189

Maryland–1.71%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation RB	5.35%	07/01/34	1,874	1,889,760

Anne Arundel (County of) (Farmington Village); Series 1998 A, Special Tax RB	6.25%	06/01/25	1,635	1,636,815

Anne Arundel (County of) (National Business Park-North);
Series 2010, Special Obligation Tax Allocation RB	5.63%	07/01/25	1,000	1,086,510

Series 2010, Special Obligation Tax Allocation RB	6.10%	07/01/40	3,250	3,522,187

Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	12,500	13,493,625

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation Tax Allocation RB	7.00%	07/01/33	961	1,004,341

Brunswick (City of) (Brunswick Crossing); Series 2006, Special Obligation Tax RB	5.50%	07/01/36	18,100	15,999,495

Frederick (County of) (Urbana Community Development Authority); Series 2010 B, Sub. Special Obligation Tax RB	5.50%	07/01/40	9,020	9,187,501

Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	6,000	6,720,540

Howard (County of) (Vantage House Facility); Series 2007 B, Ref. Retirement Community RB	5.25%	04/01/37	450	447,215

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	5.13%	01/01/23	1,000	1,118,250

Series 2011 A, RB	6.13%	01/01/36	1,500	1,713,480

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community);
Series 2007 A, RB	5.25%	01/01/27	4,475	4,386,395

Series 2007 A, RB	5.30%	01/01/37	3,050	2,855,227

Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB(j)	5.50%	07/01/38	1,500	599,970

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	533,580

Series 2008, RB	6.00%	01/01/43	16,105	17,392,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–(continued)

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	$1,500	$1,573,140

Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC);
Series 1999, Air Cargo RB(d)	6.50%	07/01/24	5,780	5,403,086

Series 2003, Ref. Air Cargo RB(d)	7.34%	07/01/24	1,160	1,159,281

Maryland Economic Development Corp. (Chesapeake Bay); Series 2006 B, Sr. Lien RB	5.25%	12/01/31	1,500	1,072,440

Maryland Economic Development Corp. (CNX Marine Terminals Inc. Port of Baltimore Facility); Series 2010, Ref. Port Facilities RB	5.75%	09/01/25	8,000	8,688,000

Montgomery (County of) (Trinity Health); Series 2011, Ref. RB(h)	5.00%	12/01/40	10,000	11,197,000

Montgomery (County of) (West Germantown Development District); Series 2004 B, Special Obligation Limited Tax GO Bonds	6.70%	07/01/27	1,230	1,256,347

Salisbury (City of) (Villages at Aydelotte Farm); Series 2007, Special Obligation Tax Allocation RB	5.25%	01/01/37	4,000	1,570,240

Westminster (City of) (Carroll Lutheran Village);
Series 2004 A, Economic Development RB	6.00%	05/01/24	2,000	2,022,840

Series 2004 A, Economic Development RB	6.25%	05/01/34	2,500	2,517,575

				120,047,274

Massachusetts–2.99%
Boston (City of) Industrial Development Financing Authority (Springhouse Inc.); Series 1998, Ref. First Mortgage RB	6.00%	07/01/28	3,750	3,751,312

Massachusetts (State of) Development Finance Agency (Alliance); Series 1999 A, Health Care Facility RB	7.10%	07/01/32	6,895	6,496,745

Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2002 F, RB	5.50%	07/01/22	720	720,749

Massachusetts (State of) Development Finance Agency (Civic Investments); Series 2002 B, RB(a)(b)	9.15%	12/15/12	2,900	3,032,443

Massachusetts (State of) Development Finance Agency (Criterion Child Enrichment); Series 2003, RB	6.75%	01/01/34	5,600	5,685,792

Massachusetts (State of) Development Finance Agency (Developmental Disabilities Inc.); Series 2003, RB(a)(b)	6.75%	06/01/13	1,265	1,337,775

Massachusetts (State of) Development Finance Agency (Dimock Community Health Center);
Series 2003, RB	6.25%	12/01/13	335	343,003

Series 2003, RB	6.75%	12/01/33	7,565	7,727,118

Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	251,403

Series 2005, RB	5.50%	01/01/35	500	503,000

Massachusetts (State of) Development Finance Agency (GF/Pilgrim, Inc.);
Series 1998, First Mortgage RB	6.50%	10/01/15	545	545,420

Series 1998, First Mortgage RB	6.75%	10/01/28	4,000	3,999,800

Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,500	1,545,885

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(h)	5.50%	11/15/36	23,660	28,745,007

Massachusetts (State of) Development Finance Agency (Hillcrest Educational Centers Inc.); Series 1999, RB	6.38%	07/01/29	5,870	5,873,111

Massachusetts (State of) Development Finance Agency (Jordan Hospital);
Series 1998 D, RB	5.25%	10/01/23	3,610	3,612,491

Series 1998 D, RB	5.38%	10/01/28	1,465	1,465,718

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/17	732	700,244

Series 2011 A-1, RB	6.25%	11/15/46	975	728,479

Series 2011 A-2, RB	5.50%	11/15/46	89	57,228

Series 2011 B, RB(f)	0.00%	11/15/56	445	2,321

Massachusetts (State of) Development Finance Agency (Loomis Communities); Series 2002 A, First Mortgage RB	6.90%	03/01/32	2,000	2,042,540

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/32	14,495	20,821,198

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(c)	5.85%	01/15/18	5,565	28,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Reeds Landing-Accredited Investors); Series 2006, Ref. First Mortgage RB(j)	5.75%	10/01/31	$10,351	$104

Massachusetts (State of) Development Finance Agency (Regis College); Series 1998, RB	5.50%	10/01/28	5,865	5,858,490

Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	745	876,425

Series 2009 A, RB	6.90%	04/15/25	895	1,053,218

Series 2009 A, RB	8.00%	04/15/31	1,000	1,242,910

Series 2009 A, RB	8.00%	04/15/39	4,850	6,007,743

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 A, Senior Living Facility RB	7.50%	06/01/29	1,430	748,677

Series 2009 A, Senior Living Facility RB	7.75%	06/01/39	2,000	1,045,900

Series 2009 A, Senior Living Facility RB	7.88%	06/01/44	2,000	1,045,580

Series 2009 B-1, TEMPS-85sm Senior Living Facility RB	7.25%	06/01/16	16,100	10,145,737

Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	1,000	1,218,950

Series 2011 I, RB	6.88%	01/01/41	4,500	5,428,350

Massachusetts (State of) Development Finance Agency (Whitney Academy); Series 2000, RB	7.50%	09/01/30	2,620	2,624,009

Massachusetts (State of) Port Authority (Delta Air Lines Inc.); Series 2001 C, Special Facilities RB (INS–AMBAC)(d)(e)(g)	0.37%	01/01/31	30,000	21,000,000

Massachusetts (State of) Port Authority (Delta Airlines Inc.); Series 2001 A, RB (INS–AMBAC)	5.00%	01/01/27	5,575	5,392,920

Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(e)(h)	5.50%	08/01/30	32,040	44,354,894

Series 2006 A, VRD Unlimited Tax GO Bonds(l)	0.18%	03/01/26	2,000	2,000,000

				210,060,737

Michigan–1.37%
Chelsea Economic Development Corp. (UTD Methodist Retirement);
Series 1998, Ref. RB	5.40%	11/15/18	1,000	1,001,170

Series 1998, Ref. RB	5.40%	11/15/27	6,215	6,217,300

Dearborn Economic Development Corp. (Henry Ford Village, Inc.);
Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	5,500	5,780,830

Series 2008, Ref. Limited Obligation RB	7.13%	11/15/43	7,700	8,046,423

Detroit Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,400	1,144,850

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	781,480

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	785	786,044

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/30	1,590	1,407,770

Iron River (City of) Hospital Finance Authority (Iron County Community Hospitals);
Series 2008, Ref. Hospital RB	6.50%	05/15/33	3,275	3,349,572

Series 2008, Ref. Hospital RB	6.50%	05/15/40	3,380	3,445,572

John Tolfree Health System Corp.; Series 1999, Ref. Mortgage RB	6.00%	09/15/23	2,845	2,833,563

Kentwood Economic Development Corp. (Holland Home);
Series 2012, Ref. Limited Obligation RB	5.38%	11/15/27	2,025	2,136,051

Series 2012, Ref. Limited Obligation RB	5.63%	11/15/32	5,000	5,267,050

Series 2012, Ref. Limited Obligation RB	5.38%	11/15/41	1,000	1,006,150

Series 2012, Ref. Limited Obligation RB	5.63%	11/15/41	4,160	4,294,659

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	365	365,715

Michigan (State of) Finance Authority (Public School Academy–Cesar Chavez Academy); Series 2012, Ref. Limited Obligation RB	4.25%	02/01/17	4,750	4,782,205

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Trinity Health); Series 2011, Ref. RB(h)	5.00%	12/01/39	$16,120	$17,861,282

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(d)(e)	5.45%	12/15/32	2,325	2,333,091

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(d)	7.50%	01/01/21	2,870	2,869,713

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 B-2, Ref. Limited Obligation RB	6.25%	06/01/14	10,000	10,911,100

Star International Academy;
Series 2003, COP(a)(b)	8.00%	03/01/13	3,000	3,170,100

Series 2012, Ref. Public School Academy RB	5.00%	03/01/33	3,100	3,112,772

Wenonah Park Properties, Inc. (Bay City Hotel);
Series 2002, RB(m)	7.88%	04/01/22	3,485	792,280

Series 2002, RB(m)	7.50%	04/01/33	11,620	2,558,492

				96,255,234

Minnesota–4.14%
Albertville (City of) (Group for Affordable Housing); Series 2007, Ref. MFH RB	5.55%	09/01/42	3,365	3,360,121

Anoka (City of) (The Homestead at Anoka, Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/46	4,070	4,343,667

Anoka (County of) Housing & Redevelopment Authority (Fridley Medical Center);
Series 2010 A, RB	6.63%	05/01/30	500	549,505

Series 2010 A, RB	6.88%	05/01/40	1,000	1,098,080

Apple Valley (City of) (Ecumen-Seasons at Apple Valley); Series 2010, Housing & Health Care RB	6.75%	03/01/40	2,500	2,694,725

Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC); Series 2005 A, Health Care RB	6.13%	06/01/35	1,440	1,440,878

Baytown (Township of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	1,063,440

Series 2008 A, Lease RB	7.00%	08/01/38	700	747,054

Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	1,008,260

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	1,006,510

Bloomington (City of) Port Authority (Radisson Blu Mall of America, LLC);
Series 2010, Recovery Zone Facility RB	6.25%	12/01/16	1,900	2,010,599

Series 2010, Recovery Zone Facility RB	6.75%	12/01/18	1,755	1,915,969

Series 2010, Recovery Zone Facility RB	8.00%	12/01/25	1,625	1,877,314

Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	8,000	9,531,040

Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	8.38%	03/01/23	100	112,358

Series 2009 A, Lease RB	9.00%	03/01/29	2,620	3,007,524

Series 2009 A, Lease RB	9.25%	03/01/39	8,000	9,320,960

Cambridge (City of) (Grandview West);
Series 1998 A, Housing & Health Care Facilities RB	6.00%	10/01/28	1,410	1,410,973

Series 1998 B, Housing & Health Care Facilities RB	6.00%	10/01/33	3,000	3,001,500

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	6,900	6,997,152

Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	430,542

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	606,108

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,081,670

Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	5,000	3,718,100

Cuyuna (City of) (Crosby Senior Services); Series 2007 B, Senior Housing RB	6.10%	10/01/47	4,100	4,132,882

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	18,000	19,113,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Detroit Lakes (City of) (CDL Homes);
Series 2004 B, Housing & Health Facilities RB	6.00%	08/01/24	$840	$849,542

Series 2004 B, Housing & Health Facilities RB	6.13%	08/01/34	1,435	1,450,799

Duluth (City of) Economic Development Authority (St. Luke’s Hospital);
Series 2002, Health Care Facilities RB	7.25%	06/15/22	2,500	2,529,425

Series 2002, Health Care Facilities RB	7.25%	06/15/32	7,130	7,210,498

Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	405,008

Series 2007 A, Lease RB	6.00%	11/01/37	550	552,932

Fergus Falls (City of) (Lake Region Healthcare Corp.);
Series 2010, Health Care Facilities RB	5.15%	08/01/35	1,000	1,047,880

Series 2010, Health Care Facilities RB	5.40%	08/01/40	1,000	1,047,120

Lake Crystal (City of) (Ecumen-Second Century); Series 2006 A, Ref. Housing RB	5.70%	09/01/36	2,000	2,022,100

Maplewood (City of) (Ecumen Headquarters & The Seasons at Maplewood); Series 2010, Housing & Health Care RB	6.38%	03/01/40	1,045	1,142,990

Maplewood (City of) (Volunteers of America Care Center); Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	270	274,001

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2003, Health Care Facility RB	5.88%	12/01/29	800	823,136

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,374,426

Minneapolis (City of) (Ivy Tower); Series 2005, Tax Increment Allocation RB	5.70%	02/01/29	1,000	908,670

Minneapolis (City of) (Providence);
Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	5,475	5,607,166

Series 2007 A, Ref. Housing & Health Care Facilities RB	5.75%	10/01/37	7,345	7,475,080

Minneapolis (City of) (Riverton Community Housing); Series 2006 A, Ref. Student Housing RB	5.60%	08/01/26	1,400	1,405,628

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	595	598,499

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	10,600	11,983,088

Moorhead (City of) (Sheyenne Crossing); Series 2006, Sr. Housing RB	5.65%	04/01/41	5,000	5,040,950

New Ulm (City of) Economic Development Authority (HADC Ridgeway); Series 2006 A, Ref. Housing Facilities RB	6.00%	06/01/41	2,300	2,321,183

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	70,598

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	2,002,360

Series 2005 A, Ref. Governmental Housing RB	6.25%	07/01/40	5,000	4,934,550

Series 2006, Ref. Governmental Housing RB	5.25%	07/01/26	850	813,663

Series 2006, Ref. Governmental Housing RB	5.45%	07/01/41	2,340	2,161,294

Oak Park Heights (City of) (Oakgreen Commons);
Series 2010, Housing RB	6.75%	08/01/31	1,500	1,617,945

Series 2010, Housing RB	7.00%	08/01/45	3,000	3,255,450

Oakdale (City of) (Oak Meadows);
Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	1,010,620

Series 2004, Ref. Senior Housing RB	6.25%	04/01/34	3,500	3,534,055

Orono (City of) (Orono Woods Apartments); Series 2006 A, Ref. Senior Housing RB	5.40%	11/01/41	4,700	3,941,890

Oronoco (City of) (Wedum Shorewood Campus);
Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,625,408

Series 2006, Ref. MFH RB	5.40%	06/01/41	7,500	7,548,375

Owatonna (City of) (Senior Living); Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	826,064

Perham (City of) Hospital District (Perham Memorial Hospital & Home); Series 2010, Health Care Facilities RB	6.35%	03/01/35	2,000	2,234,000

Pine City (City of) (Lakes International Language Academy); Series 2006 A, Lease RB	6.25%	05/01/35	2,650	2,707,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	$925	$964,997

Series 2004 A, Lease RB	6.75%	12/01/33	3,000	3,112,170

Rochester (City of) (Samaritan Bethany, Inc.);
Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	2,000	2,258,200

Series 2009 B, Ref. Health Care & Housing RB	7.38%	12/01/36	1,555	1,758,752

Sartell (City of) (Country Manor Campus LLC); Series 2010 A, Health Care Facilities RB	6.25%	09/01/36	925	988,168

Sauk Rapids (City of) (Good Shepherd Lutheran Home); Series 2009, Health Care & Housing Facilities RB	7.50%	01/01/39	7,000	7,499,450

St. Paul (City of) Housing & Redevelopment Authority (Achieve Language Academy); Series 2003 A, Ref. Lease RB	7.00%	12/01/32	1,600	1,612,096

St. Paul (City of) Housing & Redevelopment Authority (Community Peace Academy); Series 2006 A, Lease RB	5.00%	12/01/36	4,825	4,603,002

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens);
Series 2010, Ref. Tax Increment Allocation RB	5.63%	03/01/20	705	752,658

Series 2010, Ref. Tax Increment Allocation RB	6.50%	03/01/29	945	1,014,732

St. Paul (City of) Housing & Redevelopment Authority (HealthEast); Series 2005, Hospital RB	6.00%	11/15/30	3,360	3,550,747

St. Paul (City of) Housing & Redevelopment Authority (Higher Ground Academy);
Series 2004 A, Ref. Lease RB	6.88%	12/01/33	2,720	2,809,298

Series 2009, Lease RB	8.50%	12/01/38	1,900	2,020,935

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	700	710,213

Series 2006 A, Lease RB	6.00%	09/01/36	3,390	3,439,223

St. Paul (City of) Housing & Redevelopment Authority (Hope Community Academy);
Series 2004 A, Lease RB	6.75%	12/01/33	2,415	2,484,093

Series 2005 A, Lease RB	6.25%	12/01/33	2,185	2,205,036

St. Paul (City of) Housing & Redevelopment Authority (Marian Center);
Series 2007 A, Ref. MFH RB	5.30%	11/01/30	1,000	991,640

Series 2007 A, Ref. MFH RB	5.38%	05/01/43	7,590	7,385,981

St. Paul (City of) Housing & Redevelopment Authority (Model Cities Health Center); Series 2001 A, Health Care RB(c)	7.25%	11/01/26	4,035	3,806,619

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	4,390	4,493,780

St. Paul (City of) Housing & Redevelopment Authority (Nova Classical Academy);
Series 2011 A, Charter School Lease RB	6.38%	09/01/31	1,000	1,087,720

Series 2011 A, Charter School Lease RB	6.63%	09/01/42	1,500	1,632,075

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,767,097

Series 2007 A, RB	5.15%	10/01/42	1,340	1,339,906

Series 2007 A, RB	5.25%	10/01/42	2,000	2,011,420

St. Paul (Port of) (HealthEast Midway Campus-03);
Series 2005 A, Lease RB	5.75%	05/01/25	1,700	1,774,868

Series 2005 A, Lease RB	5.88%	05/01/30	1,250	1,297,100

Series 2005 B, Lease RB	6.00%	05/01/30	1,700	1,770,652

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	1,900	1,552,262

Series 2004 A, Lease RB	6.60%	12/01/34	5,275	4,035,480

Vadnais Heights (City of) (Cottages Vadnais Heights); Series 1995, Ref. MFH RB(d)	7.00%	12/01/31	4,295	4,298,006

Victoria (City of) (Holy Family Catholic High School);
Series 1999 A, Private School Facility RB	5.85%	09/01/24	1,650	1,652,194

Series 1999 A, Private School Facility RB	5.88%	09/01/29	4,500	4,506,030

Series 2012, Ref. Private School Facility RB	5.00%	09/01/29	2,300	2,416,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury); Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	$845	$871,778

Wayzata (City of) (Folkestone Senior Living Community);
Series 2012 A, Senior Housing RB	5.50%	11/01/32	2,000	2,063,800

Series 2012 A, Senior Housing RB	5.75%	11/01/39	4,000	4,171,440

Series 2012 A, Senior Housing RB	6.00%	05/01/47	8,500	8,950,670

West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011 A, Health Care Facilities RB	7.00%	09/01/46	1,530	1,657,250

Winsted (City of) (St. Mary’s Care Center);
Series 2010 A, Health Care RB	6.25%	09/01/30	500	524,875

Series 2010 A, Health Care RB	6.88%	09/01/42	2,000	2,129,560

Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	256,160

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	767,820

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB(a)(g)	6.38%	05/01/19	650	676,189

				291,606,687

Mississippi–0.23%
Mississippi (State of) Hospital Equipment & Facilities Authority (South Central); Series 2006, Ref. & Improvement RB	5.25%	12/01/31	1,965	2,033,971

Mississippi (State of) Hospital Equipment & Facilities Authority (South West Mississippi Medical Center);
Series 2003, Ref. & Improvement RB	5.75%	04/01/23	1,000	1,014,420

Series 2003, Ref. & Improvement RB	5.75%	04/01/29	2,000	2,017,020

Mississippi Business Finance Corp.; Series 2004, Air Cargo RB(d)	7.25%	07/01/34	1,575	827,206

Mississippi Home Corp. (Grove Apartments); Series 2007-1, RB(d)	6.25%	04/01/37	5,700	3,749,346

Mississippi Home Corp. (Kirkwood Apartments); Series 2007, RB(d)(m)	6.80%	11/01/37	7,000	5,058,690

Warren (County of) (International Paper Co.); Series 2011, Gulf Opportunity Zone RB	5.38%	12/01/35	1,250	1,364,538

				16,065,191

Missouri–2.54%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	1,750	1,768,253

Series 2002, RB	7.20%	05/01/33	5,250	5,287,852

Arnold (City of) (Arnold Triangle Redevelopment Project);
Series 2009 A, Real Property Tax Increment Allocation RB	7.75%	05/01/28	870	970,389

Series 2009 B, Sales Tax Increment Allocation RB	6.50%	05/01/20	3,905	4,288,588

Arnold Retail Corridor Transportation Development District; Series 2010, Transportation Sales Tax RB	6.65%	05/01/38	2,000	2,112,720

Ballwin (City of) (Ballwin Town Center); Series 2002 A, Ref. & Improvement Tax Increment Allocation RB	6.50%	10/01/22	3,600	3,601,728

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation RB	5.25%	06/01/21	1,055	1,012,030

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(c)(d)	6.00%	07/01/37	28,600	6,444,724

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	298,407

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	465,465

Series 2007 A, Special Assessment RB	5.50%	04/01/22	1,455	1,157,947

Series 2007 A, Special Assessment RB	5.50%	04/01/27	1,500	1,080,030

Bridgeton (City of) Industrial Development Authority (Sarah Community);
Series 1998, Senior Housing RB	5.90%	05/01/28	2,000	2,001,400

Series 2011 A, Ref. & Improvement Senior Housing RB	6.38%	05/01/35	3,400	3,609,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	$1,000	$1,076,950

Series 2007, Hospital RB	5.63%	05/01/38	2,890	2,939,592

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	919,500

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	130	132,197

Dardenne Town Square Transportation Development District; Series 2006 A, Transportation Sales Tax RB	5.00%	05/01/36	3,190	1,569,129

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	735	735,742

Ellisville (City of) Industrial Development Authority (Gambrill Gardens Phase I); Series 2003 A, IDR	6.75%	04/01/33	2,390	2,401,998

Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.20%	06/01/29	2,755	2,755,826

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2002, Ref. & Improvement Tax Increment Allocation RB(a)(b)	6.13%	10/01/12	4,550	4,572,613

Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.00%	04/01/17	1,565	1,577,489

Good Shepherd Nursing Home District; Series 1998, Ref. Nursing Home Facilities RB	5.90%	08/15/23	2,900	2,902,059

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation RB	5.75%	12/01/28	1,250	313,725

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital);
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,111,870

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,408,100

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	1,260	1,336,444

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	6.50%	06/01/25	3,000	3,122,730

Kansas City (City of) Industrial Development Authority (Brentwood Manor Apartments);
Series 2002 A, MFH RB(d)	6.95%	04/15/15	202	205,499

Series 2002 B, MFH RB(d)	5.25%	10/15/38	2,315	1,813,640

Kansas City (City of) Industrial Development Authority (Northwoods Apartments); Series 2004 A, MFH RB(d)	6.45%	05/01/40	2,344	2,344,609

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	5.90%	03/01/24	5,000	5,088,850

Kansas City (City of) Industrial Development Authority (Walnut Grove Apartments);
Series 2000 B, MFH RB(d)	7.55%	06/15/22	990	990,931

Series 2000 B, MFH RB(d)	7.55%	06/15/35	3,430	3,432,607

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights);
Series 2010 A, Retirement Community RB	8.00%	05/15/29	7,000	8,417,920

Series 2010 A, Retirement Community RB	8.25%	05/15/39	3,500	4,189,920

Series 2010 A, Retirement Community RB	8.25%	05/15/45	22,000	26,290,000

Manchester (City of) (Highway 141/Manchester Road);
Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	960	1,035,907

Series 2010, Ref. Transportation Tax Increment Allocation RB	6.88%	11/01/39	1,500	1,620,660

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,348,583

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund-Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(k)(l)	0.30%	07/01/29	600	600,000

Missouri (State of) Health & Educational Facilities Authority (Washington University);
Series 2011 A, RB(h)	5.00%	11/15/41	6,210	7,281,411

Series 2011 B, RB(h)	5.00%	11/15/37	10,500	12,395,355

Osage Beach (City of) (Prewitts Point); Series 2002, Tax Increment Allocation RB	6.75%	05/01/23	2,325	2,324,861

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation RB	6.85%	04/01/29	3,315	3,516,022

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities RB	6.50%	01/01/33	2,000	2,055,680

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment Allocation & Transportation Sales Tax RB	5.63%	11/01/25	750	750,233

St. Joseph (City of) Industrial Development Authority (Living Community of St. Joseph); Series 2002, Health Care RB	7.00%	08/15/32	6,750	6,847,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation RB	5.25%	11/01/13	$500	$514,525

Series 2005 A, Tax Increment Allocation RB	5.50%	11/01/27	750	752,063

Series 2005 B, Tax Increment Allocation RB	5.50%	11/01/27	1,000	1,002,750

St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation Improvement RB	6.38%	12/01/25	3,490	3,739,081

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2003 A, Health Facilities RB(a)(b)	6.63%	11/15/13	4,600	4,943,712

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	3,770	3,972,977

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	8,030	8,387,415

				178,837,786

Nebraska–0.17%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center);
Series 2010 B, Health Care Facilities RB	6.50%	06/01/30	5,000	5,525,500

Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	6,000	6,644,820

				12,170,320

Nevada–0.58%
Boulder City (City of) (Boulder City Hospital Inc.); Series 1998, Ref. Hospital RB	5.85%	01/01/22	3,000	3,000,630

Clark (County of) (Homestead Boulder City); Series 1997, Assisted Living Facility RB	6.50%	12/01/27	4,790	4,794,359

Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB(j)	7.38%	01/01/40	8,000	80

Henderson (City of) (Local Improvement District No. T-13);
Series 2002 A, Special Assessment RB	6.80%	03/01/22	740	749,339

Series 2002 B, Special Assessment RB	6.90%	03/01/22	2,665	2,703,589

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	7,175	3,982,914

Las Vegas (City of) (Elkhorn Springs Special Improvement District No. 505); Series 1993, Special Assessment RB	8.00%	09/15/13	140	145,305

Las Vegas (City of) (Special Improvement District No. 607);
Series 2004, Local Improvement Special Assessment RB	6.00%	06/01/19	945	964,032

Series 2004, Local Improvement Special Assessment RB	6.25%	06/01/24	1,320	1,356,432

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	10,800	12,039,408

Mesquite (City of) (Special Improvement District No. 07-01 -Anthem at Mesquite); Series 2007, Special Assessment Local Improvement RB	6.15%	08/01/37	2,495	2,262,691

Reno (City of) Redevelopment Agency; Series 2007 C, Sub. Lien Tax Allocation RB	5.40%	06/01/27	5,425	2,170,271

Reno (City of) Special Assessment District No. 4 (Somersett Parkway); Series 2003, Special Assessment RB	6.63%	12/01/22	3,805	3,860,401

Sparks (City of) (Local Improvement District No. 3–Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.50%	09/01/20	790	839,019

Sparks (City of) (Local Improvement Districts No. 3-Legends at Sparks Marina); Series 2008, Special Assessment Limited Obligation Improvement RB	6.75%	09/01/27	2,000	2,073,640

University of Nevada Reno (Community College System); Series 2002, RB	5.40%	07/01/31	60	60,205

				41,002,315

New Hampshire–0.75%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	9,475	10,413,688

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 09/20/99; Cost $890,534)(d)(i)	7.75%	06/01/14	910	910,965

New Hampshire (State of) Business Finance Authority (Public Service Co.); Series 2001 A, Ref. PCR (INS–NATL)(d)(e)(g)	0.21%	05/01/21	27,250	22,890,000

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	1,735	1,780,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–(continued)

New Hampshire (State of) Health & Education Facilities Authority (Rivermead);
Series 2011 A, RB	6.63%	07/01/31	$620	$694,946

Series 2011 A, RB	6.88%	07/01/41	2,125	2,396,809

Series 2011 B-1, RB	5.55%	07/01/17	400	404,076

New Hampshire (State of) Health & Education Facilities Authority (Speare Memorial Hospital);
Series 2004, Hospital RB	5.50%	07/01/25	1,055	1,083,263

Series 2004, Hospital RB	5.88%	07/01/34	2,650	2,749,666

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	2,320	2,351,877

Series 2003 A, RB	6.88%	05/01/33	7,040	7,111,456

New Hampshire (State of) Housing Finance Authority; Series 1997 D, Single Family Mortgage Acquisition RB(d)	5.90%	07/01/28	125	125,197

				52,911,949

New Jersey–4.31%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	1,500	1,554,660

Camden (County of) Improvement Authority (Cooper Health); Series 2004 A, Health Care Redevelopment RB	5.75%	02/15/34	2,000	2,041,560

New Jersey (State of) Economic Development Authority (Arbor); Series 1998 A, Sr. Mortgage RB	6.00%	05/15/28	6,695	6,311,310

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(d)	5.13%	09/15/23	7,500	7,600,200

Series 1999, Special Facility RB(d)	5.25%	09/15/29	20,000	20,431,400

Series 2012, RB(d)	5.75%	09/15/27	24,000	24,072,000

New Jersey (State of) Economic Development Authority (Cranes Mill);
Series 2008, First Mortgage RB	5.88%	07/01/28	500	532,390

Series 2008, First Mortgage RB	6.00%	07/01/38	1,500	1,599,555

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 1998 B, RB	6.50%	04/01/31	2,500	2,962,100

New Jersey (State of) Economic Development Authority (Kullman Association, LLC);
Series 1998 A, RB(d)	6.13%	06/01/18	2,005	1,531,960

Series 1999 A, RB(c)(d)	6.75%	07/01/19	670	511,351

New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.75%	01/01/25	1,630	1,651,646

Series 2005 A, First Mortgage RB	5.88%	01/01/37	2,590	2,604,297

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery);
Series 2001 A, First Mortgage RB	6.25%	11/01/20	1,560	1,561,451

Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,500	1,499,790

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2006, First Mortgage RB	5.30%	11/01/26	2,350	2,321,260

Series 2006, First Mortgage RB	5.38%	11/01/36	1,725	1,624,226

New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, Energy Facility RB(d)	5.00%	06/15/37	1,250	1,263,025

Series 2012 A, Energy Facility RB(d)	5.13%	06/15/43	2,000	2,034,500

New Jersey (State of) Economic Development Authority (United Methodist Homes);
Series 1999, RB	5.75%	07/01/29	7,000	7,003,150

Series 2003 A-1, RB	6.13%	07/01/23	3,450	3,599,419

Series 2003 A-1, RB	6.25%	07/01/33	5,800	5,995,460

New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,052,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Health Care Facilities Financing Authority (Pascack Valley Hospital Association);
Series 2003, RB(j)	6.00%	07/01/13	$323	$3

Series 2003, RB(j)	6.50%	07/01/23	428	4

Series 2003, RB(j)	6.63%	07/01/36	2,496	25

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	14,230	16,471,794

Tobacco Settlement Financing Corp.;
Series 2007 1-A, RB	4.63%	06/01/26	29,180	26,763,312

Series 2007 1-A, RB	4.75%	06/01/34	40,050	32,954,742

Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	44,530	42,749,691

Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	47,705	43,885,738

Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	45,480	37,929,865

				303,113,984

New Mexico–0.54%
Bernalillo (County of) (Solar Villas Apartments); Series 1997 F, Sr. MFH RB	7.25%	10/15/22	1,185	1,198,533

Cabezon Public Improvement District;
Series 2005, Special Levy Tax RB	6.00%	09/01/24	1,505	1,576,277

Series 2005, Special Levy Tax RB	6.30%	09/01/34	1,495	1,551,287

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	10,000	11,089,500

New Mexico (State of) Eastern Regional Housing Authority (Wildewood Apartments); Series 2000 A, MFH RB	7.50%	12/01/30	2,090	2,099,928

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	8,000	8,802,560

New Mexico (State of) Income Housing Authority (Brentwood Gardens Apartments); Series 2001 A, MFH RB(d)	6.85%	12/01/31	4,365	4,497,259

RHA Housing Development Corp. (Woodleaf Apartments); Series 1997 A, Ref. MFH Mortgage RB (INS–GNMA)(e)	7.13%	12/15/27	2,370	2,372,299

San Juan (County of) (Apple Ridge Apartments); Series 2002 A, MFH RB(d)	7.25%	12/01/31	3,045	3,047,131

Ventana West Public Improvement District; Series 2004, Special Levy Tax RB	6.88%	08/01/33	1,500	1,521,975

				37,756,749

New York–5.45%
Amherst (Town of) Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. Civic Facility RB	7.00%	06/15/36	2,170	2,082,549

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(f)	0.00%	07/15/31	3,890	1,580,468

Series 2009, PILOT CAB RB(f)	0.00%	07/15/32	8,500	3,198,040

Series 2009, PILOT CAB RB(f)	0.00%	07/15/33	3,915	1,360,110

Series 2009, PILOT CAB RB(f)	0.00%	07/15/34	14,345	4,737,436

Series 2009, PILOT CAB RB(f)	0.00%	07/15/44	23,805	4,521,522

Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement Community RB	6.15%	07/01/18	500	532,015

Series 2008 A, Continuing Care Retirement Community RB	6.75%	07/01/28	600	629,772

Series 2008 A, Continuing Care Retirement Community RB	6.88%	07/01/40	1,000	1,041,920

Dutchess (County of) Industrial Development Agency (St. Francis Hospital); Series 2004 A, Ref. Civic Facility RB	7.50%	03/01/29	5,715	5,888,565

East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,693,642

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.);
Series 2006 A, RB	6.00%	11/15/26	10,900	11,307,878

Series 2006 A, RB	6.00%	11/15/36	3,530	3,608,401

Monroe (County of) Industrial Development Agency (Cloverwood Senior Living);
Series 2003 A, Civic Facility RB(a)(b)	6.88%	05/01/13	805	838,271

Series 2003 A, Civic Facility RB	6.75%	05/01/23	2,000	2,015,360

Series 2003 A, Civic Facility RB	6.88%	05/01/33	4,195	4,215,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing, Inc./Meadowview); Series 1999, Civic Facility RB	6.20%	06/01/29	$1,000	$1,000,450

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	3,750	2,539,275

Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	29,700	19,809,009

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	8,500	9,878,530

New York & New Jersey (States of) Port Authority;
One Hundred Sixty-Ninth Series 2011, Consolidated RB(d)(h)	5.00%	10/15/27	15,400	17,808,252

One Hundred Sixty-Ninth Series 2011, Consolidated RB(d)(h)	5.00%	10/15/28	10,760	12,424,142

New York (City of) Industrial Development Agency (A Very Special Place Inc.); Series 2003 A, Civic Facility RB	7.00%	01/01/33	2,650	2,657,871

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(e)	5.25%	11/01/37	5,850	6,286,527

New York (City of) Industrial Development Agency (Visy Paper Inc.); Series 1995, RB(d)	7.95%	01/01/28	7,500	7,506,150

New York (City of) Industrial Development Agency; Series 2002 C, Civic Facility RB	6.80%	06/01/28	5,000	5,092,200

New York (City of) Municipal Water Finance Authority;
Series 2012 CC, Ref. Water & Sewer System RB(h)	5.00%	06/15/45	14,750	16,798,333

Series 2012 FF, Water & Sewer System RB(h)	5.00%	06/15/45	30,000	34,356,900

New York (City of) Trust for Cultural Resources (Lincoln Center); Series 2008 A-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.20%	12/01/35	8,300	8,300,000

New York (City of);
Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.18%	08/01/17	1,915	1,915,000

Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(k)(l)	0.16%	08/01/17	3,100	3,100,000

New York (State of) Dormitory Authority (General Purpose); Series 2011 C, State Personal Income Tax RB(h)	5.00%	03/15/31	15,000	17,546,550

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.50%	12/01/21	10,100	11,603,688

Series 2008, RB	6.13%	12/01/29	2,125	2,335,396

Series 2008, RB	6.25%	12/01/37	9,275	10,097,321

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group);
Series 2003 A, RB	5.50%	07/01/23	4,000	4,064,600

Series 2003 B, RB	5.75%	07/01/28	4,695	4,772,796

New York (State of) Energy Research & Development Authority (Consolidated Edison Co.); Series 2004 A-1, RB (INS–SGI)(d)(e)(g)	0.25%	01/01/39	21,500	15,910,000

New York (State of) Energy Research & Development Authority (Niagara); Series 1986 A, RB (INS–AMBAC)(d)(e)(g)	0.60%	12/01/26	11,650	10,222,875

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(g)	12.11%	04/01/20	2,500	2,515,500

New York Liberty Development Corp. (1 World Trade Center); Series 2011, Liberty RB(h)	5.00%	12/15/41	32,775	36,574,606

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority RB	5.63%	07/15/47	2,525	2,835,146

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $2,121,407)(i)(j)	6.13%	02/15/19	2,500	25

New York State Environmental Facilities Corp; Series 2009 A, State Clean Water & Drinking Water RB(h)	5.00%	06/15/34	20,000	23,800,400

Orange (County of) Industrial Development Agency (Arden Hill Life Care Center); Series 2001 A, Civic Facility RB	7.00%	08/01/31	4,000	4,020,040

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(a)(d)(g)(i)	6.63%	10/01/13	9,270	9,395,238

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(i)	5.50%	01/01/37	2,500	2,359,150

Suffolk (County of) Industrial Development Agency (Gurwin Jewish-Phase II); Series 2004, Civic Facility RB	6.70%	05/01/39	1,895	1,974,003

Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB(d)	6.38%	01/01/39	7,600	7,679,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Sullivan (County of) Industrial Development Agency (Hebrew Academy for Special Children); Series 2002, Civic Facility RB	7.50%	06/01/32	$4,100	$4,165,928

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage RB	7.38%	03/01/21	1,585	1,579,579

Series 2001 A, First Mortgage RB	7.38%	03/01/31	3,825	3,718,129

Utica (City of) Industrial Development Agency (Utica College); Series 2001, Civic Facility RB	6.75%	12/01/21	2,315	2,365,583

Westchester (County of) Industrial Development Agency (Kendal on Hudson); Series 2003 A, Continuing Care Retirement Community Mortgage RB	6.38%	01/01/24	5,000	5,025,900

				383,286,108

North Carolina–0.62%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2005 B, Ref. VRD Health Care System RB (LOC–U.S. Bank, N.A.)(l)	0.15%	01/15/26	3,500	3,500,000

Halifax (County of) Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2001 A, RB(d)	5.90%	09/01/25	1,000	1,003,310

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital);
Series 2008, RB (INS–AGM)(e)(h)	5.25%	10/01/28	5,125	5,740,205

Series 2008, RB (INS–AGM)(e)(h)	5.25%	10/01/36	8,000	8,795,760

North Carolina (State of) Medical Care Commission (Baptist Retirement); Series 2001 A, First Mortgage Health Care Facilities RB	6.40%	10/01/31	7,050	7,125,012

North Carolina (State of) Medical Care Commission (Galloway Ridge); Series 2010 A, First Mortgage Retirement Facilities RB	6.00%	01/01/39	1,520	1,639,305

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	3,000	2,968,410

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	1,022,980

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,562,550

North Carolina (State of) Medical Care Commission (Village at Brookwood); Series 2007, Ref. First Mortgage Retirement Facilities RB	5.25%	01/01/32	7,650	7,695,058

North Carolina (State of) Medical Care Commission (WhiteStone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/31	2,000	2,298,620

				43,351,210

North Dakota–0.20%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,337,907

Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,545	1,557,453

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	3,255	3,245,430

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	518,215

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,561,344

Series 2007, Health Care RB	5.50%	05/01/42	5,570	5,615,062

				13,835,411

Ohio–2.62%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.50%	09/01/36	15,955	12,860,847

Athens (County of) (O’Bleness Memorial Hospital);
Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.90%	11/15/23	4,000	4,091,960

Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	12,650	12,897,054

Buckeye Tobacco Settlement Financing Authority; Series 2007 B, First Sub. Asset-Backed CAB RB(f)	0.00%	06/01/47	260,000	17,256,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	$2,000	$2,118,220

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	2,106,640

Series 2007 A, Health Care RB	6.00%	11/01/38	2,550	2,645,855

Cleveland (City of) & Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	2,212,519

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	720	721,058

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	2,355	2,426,545

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	6,000	6,169,800

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/42	3,645	3,745,128

Cuyahoga (County of) (Franciscan Community Inc.); Series 2004 C, Health Care Facilities RB	6.25%	05/15/32	3,500	3,503,290

Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/42	20,000	22,430,400

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	13,000	14,466,270

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	5,850	6,891,359

Hickory Chase Community Authority (Hickory Chase);
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	1,900	1,233,765

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,389	902,086

Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	18,500	20,271,930

Montgomery (County of) (Miami Valley Hospital); Series 2011 B, VRD RB(l)	0.18%	11/15/45	13,550	13,550,000

Montgomery (County of) (St. Leonard);
Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	2,000	2,144,320

Series 2010, Ref. & Improvement Health Care & MFH RB	6.63%	04/01/40	6,500	6,943,885

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Allocation Financing RB	5.25%	12/01/15	965	992,464

Series 2006, Tax Increment Allocation Financing RB	5.75%	12/01/20	1,300	1,312,766

Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	7,340	7,099,175

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(a)(b)	6.75%	01/15/15	6,000	6,897,840

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	6,580	6,739,828

				184,631,204

Oklahoma–0.55%
Atoka (County of) Health Care Authority (Atoka Memorial Hospital); Series 2007, Hospital RB	6.63%	10/01/37	3,405	3,480,421

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	2,050	2,035,609

Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	935	1,005,247

Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	645	663,692

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,558,775

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center);
Series 2007, Hospital RB	5.00%	12/01/27	3,500	3,520,580

Series 2007, Hospital RB	5.13%	12/01/36	9,430	9,218,014

Oklahoma (State of) Development Finance Authority (Inverness Village Community);
Series 2012, Ref. Continuing Care Retirement Community RB	5.75%	01/01/27	2,930	3,156,635

Series 2012, Ref. Continuing Care Retirement Community RB	6.00%	01/01/32	3,060	3,307,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Tulsa (County of) Industrial Authority (Montereau, Inc.);
Series 2010 A, Senior Living Community RB	7.13%	11/01/30	$1,250	$1,422,437

Series 2010 A, Senior Living Community RB	7.25%	11/01/40	5,250	5,949,457

Series 2010 A, Senior Living Community RB	7.25%	11/01/45	2,100	2,379,783

				38,697,745

Oregon–0.85%
Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB(a)(b)	5.13%	04/01/15	1,000	1,119,250

Clackamas (County of) Hospital Facility Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	225,658

Clastop (County of) Care Center Health District;
Series 1998, Senior Housing RB	6.00%	08/01/14	345	345,221

Series 1998, Senior Housing RB	6.88%	08/01/28	6,145	6,147,827

Douglas (County of) Hospital Facility Authority (Forest Glen); Series 1997 A, Elderly Housing RB(j)	7.50%	09/01/27	1,600	719,936

Gilliam (County of) (Waste Management); Series 2002, Solid Waste Disposal RB(d)	5.25%	07/01/29	9,220	9,838,293

Multnomah (County of) Hospital Facilities Authority (Terwilliger Plaza); Series 1999, Ref. RB(i)	6.50%	12/01/29	8,200	8,213,530

Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (St. Anthony Village Housing); Series 1998 A, RB(d)	7.25%	06/01/28	7,400	7,404,958

Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.63%	05/15/32	250	263,352

Series 2012, Ref. RB	6.00%	05/15/42	4,900	5,264,952

Series 2012, Ref. RB	6.00%	05/15/47	5,745	6,172,888

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(i)	6.38%	11/01/33	3,000	3,173,670

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(a)(b)	7.00%	12/01/13	9,925	10,843,856

				59,733,391

Pennsylvania–3.08%
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC);
Series 1999, Cargo Facilities Lease RB(d)	6.63%	09/01/24	1,510	1,381,016

Series 2003, Cargo Facilities Lease RB(d)	7.75%	09/01/31	6,350	6,292,786

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,220	1,318,576

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	1,225	1,356,038

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School RB	7.00%	12/15/15	430	450,042

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,500	1,547,805

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC–Citibank, N.A.)(k)(l)	0.19%	12/01/35	6,700	6,700,000

Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(d)	6.13%	11/01/34	4,740	4,762,420

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, First Mortgage RB(j)	6.90%	01/01/22	500	25,030

Series 2002 A, First Mortgage RB(j)	7.00%	01/01/34	4,775	239,037

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,520,910

Series 2005 A, Retirement Community RB	6.25%	01/01/35	5,850	5,919,732

Bucks (County of) Industrial Development Authority (Chandler);
Series 1999, First Mortgage Health Care Facilities RB	6.10%	05/01/14	440	440,488

Series 1999, First Mortgage Health Care Facilities RB	6.20%	05/01/19	1,900	1,900,874

Series 1999, First Mortgage Health Care Facilities RB	6.30%	05/01/29	3,450	3,449,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Butler (County of) Hospital Authority (Butler Health System);
Series 2009 B, RB	7.13%	07/01/29	$2,145	$2,568,402

Series 2009 B, RB	7.25%	07/01/39	1,590	1,910,401

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	2,000	2,003,620

Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	2,500	2,503,550

Series 2006, Ref. First Mortgage RB	5.13%	12/01/12	500	502,775

Series 2006, Ref. First Mortgage RB	5.25%	12/01/13	500	513,395

Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	260	274,297

Series 2006, Ref. First Mortgage RB	5.38%	12/01/16	500	533,885

Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	935	983,190

Chester (County of) Industrial Development Authority (Avon Grove Charter School);
Series 2007 A, RB	6.25%	12/15/27	1,000	1,043,220

Series 2007 A, RB	6.38%	12/15/37	1,500	1,563,210

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	8,000	8,534,560

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	9,080	9,317,533

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	1,085,740

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,175,320

Series 2008 A, RB	5.35%	01/01/20	515	518,317

Series 2008 A, RB	5.45%	01/01/21	885	890,133

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB(a)(b)	7.13%	01/01/13	700	722,967

Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	7,825	7,837,050

Delaware Valley Regional Financial Authority;
Series 1998 A, RB (INS–AMBAC)(e)	5.50%	08/01/28	13,200	16,047,372

Series 2007 A, RB	5.50%	06/01/37	5,000	6,103,900

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center);
Series 2006, Hospital RB	5.88%	07/01/31	4,000	4,095,920

Series 2006, Hospital RB	5.90%	07/01/40	4,300	4,382,990

Geisinger Authority; Series 2005 A, VRD Health System RB(l)	0.14%	05/15/35	2,300	2,300,000

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	8,500	6,373,640

Indiana (County of) Industrial Development Authority (PSEG Power LLC); Series 2001, Ref. PCR(d)	5.85%	06/01/27	2,200	2,224,442

Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	1,500	1,501,695

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 1999 A, First Mortgage RB	6.00%	12/15/23	2,000	2,001,020

Series 2001, First Mortgage RB	7.63%	11/01/21	1,450	1,481,755

Series 2001, First Mortgage RB	7.75%	11/01/33	3,750	3,830,212

Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group);
Series 1998, RB	6.00%	11/01/18	2,750	1,347,500

Series 1998, RB	6.00%	11/01/23	9,085	4,451,650

Series 1999, RB	6.20%	11/01/14	2,280	1,219,618

Lehigh (County of) Industrial Development Authority (Lifepath, Inc.);
Series 1998, Health Facility RB	6.10%	06/01/18	1,870	1,870,187

Series 1998, Health Facility RB	6.30%	06/01/28	4,000	3,890,680

Montgomery (County of) Higher Education & Health Authority (AHF/Montgomery Inc.); Series 2006, Ref. & Improvement RB	6.88%	04/01/36	8,000	8,562,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Montgomery (County of) Industrial Development Authority (Geriatric); Series 1993 A, Health Care RB	8.38%	07/01/23	$2,515	$2,517,087

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	7.00%	12/01/35	6,000	6,798,600

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care);
Series 2005, Mortgage RB	6.13%	02/01/28	1,875	1,912,106

Series 2005, Mortgage RB	6.25%	02/01/35	8,755	8,903,135

Montgomery (County of) Industrial Development Authority (Wordsworth Academy); Series 1994, RB	7.75%	09/01/14	825	827,475

Northeastern Pennsylvania Hospital & Education Authority (Oakwood Terrace);
Series 1999, Health Care RB	7.13%	10/01/29	3,260	3,263,619

Series 2005, Health Care RB (Acquired 12/27/05; Cost $1,540,000)(i)	6.50%	10/01/32	1,540	1,583,721

Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	700	700,763

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	425	425,931

Series 2000 A, Student Housing RB	6.75%	09/01/32	2,285	2,288,793

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Centralized Comprehensive Human Services, Inc.);
Series 2002 A, RB	6.13%	01/01/13	480	480,379

Series 2002 A, RB	7.25%	01/01/21	4,000	4,090,760

Philadelphia (City of) Industrial Development Authority (Baptist Home of Philadelphia);
Series 1998 A, Health Care Facility RB(c)	5.50%	11/15/18	1,350	540,000

Series 1998 A, Health Care Facility RB	5.60%	11/15/28	5,485	1,864,900

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, RB	6.88%	04/01/34	500	509,950

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,079,310

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	4,070	3,956,773

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	500	564,190

Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,500	1,635,030

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, RB	5.15%	05/01/27	1,000	979,380

Series 2007 A, RB	5.25%	05/01/37	1,000	945,760

Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(d)	7.75%	12/01/17	11,550	11,568,595

Susquehanna Area Regional Airport Authority; Series 2008 A, Airport System RB(d)	6.50%	01/01/38	4,300	4,536,629

				216,444,252

Puerto Rico–2.42%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.75%	07/01/37	18,950	20,385,083

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	58,110	63,639,748

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 XX, RB	5.25%	07/01/40	11,500	11,967,015

Series 2012 A, RB	5.00%	07/01/42	30,120	30,835,049

Series 2012 A, RB	5.05%	07/01/42	10,775	11,072,821

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(a)(b)	5.25%	07/01/14	75	81,644

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB(f)	0.00%	08/01/35	4,930	1,386,119

First Subseries 2010 A, CAB RB(f)	0.00%	08/01/36	24,230	6,357,710

First Subseries 2010 C, CAB RB(f)	0.00%	08/01/37	15,000	3,684,150

First Subseries 2010 C, CAB RB(f)	0.00%	08/01/38	61,750	14,227,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

First Subseries 2010 C, CAB RB(f)	0.00%	08/01/39	$12,380	$2,681,260

Series 2007 A, CAB RB (INS–NATL)(e)(f)	0.00%	08/01/45	24,175	3,897,252

				170,215,051

Rhode Island–0.48%
Rhode Island Economic Development Corp. (Providence Place); Series 2000, Sub. Obligation RB	7.25%	07/01/20	3,255	3,256,237

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,944,350

Series 2009 A, Hospital Financing RB (INS–AGC)(e)	6.25%	05/15/30	2,000	2,363,420

Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	24,705	25,018,259

				33,582,266

South Carolina–0.76%
Lancaster (County of) (Sun City Carolina Lakes); Series 2006, Special Assessment RB	5.45%	12/01/37	1,455	1,400,830

Laurens County School District No. 055; Series 2005, Installment Purchase RB	5.25%	12/01/30	4,080	4,274,942

Myrtle Beach (City of) (Myrtle Beach Air Force Base);
Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	935	847,409

Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	1,077,200

South Carolina (State of) Jobs-Economic Development Authority (Episcopal Home at Still Hopes); Series 2004 B, Residential Care Facilities First Mortgage RB(g)	5.90%	05/15/34	1,000	1,002,160

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,065,812

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,573,245

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	1,135,024

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	6,500	6,856,330

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	16,270	17,280,855

Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	4,005	4,230,161

Series 2003 C, Hospital Facilities RB(a)(b)	6.38%	08/01/13	495	522,829

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, First Mortgage Residential Care Facilities RB	6.25%	05/15/25	750	750,518

Series 2004 A, First Mortgage Residential Care Facilities RB	6.38%	05/15/32	1,250	1,263,838

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	1,426	1,091,027

Series 2012, Ref. RB	6.00%	11/15/42	4,064	2,934,481

Series 2012, Ref. RB	6.00%	11/15/47	5,561	3,970,228

Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	2,383	11,773

Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	1,742	8,604

Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	611	3,019

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	2,500	2,508,100

				53,808,385

South Dakota–0.17%
Minnehaha (County of) (Bethany Lutheran Home); Series 2002 A, Health Facilities RB(a)(b)	7.00%	12/01/12	3,750	3,811,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–(continued)

Sioux Falls (City of) (Dow Rummel Village);
Series 2002 A, Health Facilities RB(a)(b)	6.63%	11/15/12	$1,750	$1,770,440

Series 2002 A, Health Facilities RB(a)(b)	6.75%	11/15/12	3,250	3,288,773

Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	2,000	1,946,320

Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	1,300	1,279,083

				12,095,628

Tennessee–0.73%
Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/19	915	915,970

Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	1,500	1,501,005

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	3,550	3,585,394

Memphis (City of) Health, Educational & Housing Facility Board (Hilldale Apartments); Series 2007, MFH RB(d)	6.70%	11/01/37	4,420	3,923,943

Shelby (County of) Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, Health Care Facility RB	6.38%	11/15/25	3,000	3,002,400

Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown);
Series 2003 A, Residential Care Facility Mortgage RB	6.38%	12/01/13	775	792,073

Series 2003 A, Residential Care Facility Mortgage RB	7.00%	12/01/23	3,650	3,714,386

Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	14,800	15,010,604

Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	725	730,416

Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2006 A, RB	5.63%	09/01/26	1,000	1,030,000

Series 2006 A, RB	5.75%	09/01/37	1,900	1,935,929

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	13,585	15,574,523

				51,716,643

Texas–10.12%
ABIA Development Corp. (Austin Belly Port Development, LLC); Series 1998 A, Airport Facilities RB(d)	6.50%	10/01/23	5,880	5,359,796

Abilene Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group);
Series 2003 A, Retirement Facility RB	6.75%	11/15/28	1,730	1,313,451

Series 2003 A, Retirement Facility RB	7.00%	11/15/33	8,690	6,470,661

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(c)(d)	6.50%	11/01/29	9,265	8,017,838

Arlington Higher Education Finance Corp. (Arlington Classics Academy); Series 2010 B, Ref. RB	7.65%	08/15/40	2,500	2,804,000

Atlanta (City of) Hospital Authority;
Series 1999, Hospital Facility RB	6.70%	08/01/19	1,070	1,070,835

Series 1999, Hospital Facility RB	6.75%	08/01/29	3,735	3,736,233

Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Second Tier Convention Center RB(i)	5.75%	01/01/34	5,060	5,186,045

Austin-Bergstrom Landhost Enterprises Inc.; Series 1999 A, Sr. Airport & Hotel RB(m)	6.75%	04/01/27	2,920	1,434,917

Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/45	2,000	2,238,320

Bexar County Housing Finance Corp. (Woodland Ridge Apartments); Series 2002 A, MFH RB(d)	7.00%	01/01/39	4,065	4,088,008

Brazoria County Health Facilities Development Corp. (Brazosport Regional Health System);
Series 2012, Ref. RB	5.25%	07/01/32	4,600	4,599,632

Series 2012, Ref. RB	5.50%	07/01/42	10,000	10,052,000

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	7,465	8,201,572

Central Texas Regional Mobility Authority;
Series 2011, Sr. Lien RB	6.00%	01/01/41	7,000	8,161,510

Series 2011, Sub. Lien RB	6.75%	01/01/41	14,500	16,712,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2011, Education RB	5.75%	08/15/41	$1,130	$1,241,881

Series 2012, RB	5.00%	08/15/42	3,750	3,932,513

Clifton Higher Education Finance Corp. (Uplift Education);
Series 2010 A, Education RB	6.13%	12/01/40	4,970	5,769,971

Series 2010 A, Education RB	6.25%	12/01/45	7,000	8,188,110

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	7.25%	04/01/32	9,445	9,649,579

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	470	487,841

Series 2004 A, RB	7.00%	09/01/25	13,775	14,750,821

Series 2004 A, RB	7.13%	09/01/34	8,155	8,693,556

Grand Prairie Housing Finance Corp.;
Series 2003, Priority Lien Independent Senior Living Center RB	7.50%	07/01/17	890	916,691

Series 2003, Priority Lien Independent Senior Living Center RB	7.63%	01/01/20	655	694,850

Series 2003, Priority Lien Independent Senior Living Center RB	7.75%	01/01/34	6,795	7,256,992

Series 2003, Sub. Lien Independent Senior Living Center RB(c)	0.00%	07/01/17	610	29,530

Series 2003, Sub. Lien Independent Senior Living Center RB(c)	7.63%	01/01/20	345	16,701

Series 2003, Sub. Lien Independent Senior Living Center RB(c)	7.75%	01/01/34	3,595	174,034

Gregg County Health Facilities Development Corp. (Good Shepherd);
Series 2002 A, Hospital RB(a)(b)	6.38%	10/01/12	1,830	1,839,479

Series 2002 A, Hospital RB(a)(b)	6.50%	10/01/12	1,220	1,226,442

Series 2002 A, Hospital RB	6.38%	10/01/21	1,170	1,172,363

Series 2002 A, Hospital RB	6.50%	10/01/26	2,070	2,073,747

Series 2002 A, Hospital RB	6.50%	10/01/29	780	781,396

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.20%	12/01/28	1,000	1,105,680

Harrison County Health Facilities Development Corp. (Good Shepherd Health System) Series 2010, Hospital RB	5.25%	07/01/28	1,500	1,595,370

HFDC of Central Texas, Inc. (Legacy at Willow Bend);
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	10,350	10,511,253

Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	499,950

HFDC of Central Texas, Inc. (Sears Tyler Methodist);
Series 2009 A, RB	7.75%	11/15/29	4,910	4,086,888

Series 2009 A, RB	7.75%	11/15/44	15,345	12,061,630

HFDC of Central Texas, Inc. (Village at Gleannloch Farms);
Series 2006 A, Retirement Facilities RB	5.50%	02/15/27	4,300	3,930,845

Series 2006 A, Retirement Facilities RB	5.50%	02/15/37	14,000	11,873,960

HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	6,355	6,387,093

Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	517,230

Series 2005, Hospital RB	5.00%	08/15/19	700	714,903

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	2,500	2,559,325

Series 2008, RB	6.00%	02/15/38	5,155	5,255,471

Houston (City of) (Continental Airlines, Inc.);
Series 1997 C, Special Facilities Airport System RB(d)	6.13%	07/15/27	3,120	3,119,750

Series 1998 C, Airport System Special Facilities RB(d)	5.70%	07/15/29	4,730	4,742,061

Series 2001 E, Airport System Special Facilities RB(d)	6.75%	07/01/29	6,000	6,024,420

Series 2011 A, Ref. Airport System Special Facilities RB(d)	6.63%	07/15/38	9,000	10,050,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/23	$6,580	$7,528,968

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/24	3,670	4,174,625

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/25	6,800	7,687,604

Series 2009 A, Ref. Sr. Lien Airport System RB(h)	5.00%	07/01/26	3,000	3,375,150

Series 2011 A, Ref. First Lien Utility System RB(h)	5.25%	11/15/31	18,360	22,046,321

Houston Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	800	884,920

Series 2004 A, Retirement Facilities RB(a)(b)	7.00%	02/15/14	750	829,613

Series 2004 A, Retirement Facilities RB(a)(b)	7.13%	02/15/14	450	498,510

Houston Higher Education Finance Corp. (Cosmos Foundation);
Series 2012 A, RB	5.00%	02/15/32	1,200	1,265,628

Series 2012 A, RB	5.00%	02/15/42	2,500	2,599,250

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	500	598,825

Series 2011 A, RB	6.88%	05/15/41	790	964,630

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,669,891

La Vernia Higher Education Finance Corp. (Cosmos Foundation);
Series 2008 A, RB	6.25%	02/15/17	1,245	1,363,574

Series 2008 A, RB	7.13%	02/15/38	2,000	2,270,160

La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.);
Series 2009 A, RB	6.25%	08/15/39	1,210	1,409,771

Series 2009 A, RB	6.38%	08/15/44	7,225	8,448,843

Lone Star College System; Series 2009, Limited Tax GO Bonds(h)	5.00%	08/15/34	23,200	27,573,896

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community);
Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	2,500	2,641,750

Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	9,000	9,417,870

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, Ref. PCR	6.30%	11/01/29	1,000	1,162,640

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	11,295	11,294,661

Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.63%	02/15/35	1,500	1,527,000

Midlothian (City of) Development Authority; Series 2004, Tax Increment Allocation Contract RB(i)	6.20%	11/15/29	4,500	4,565,700

North Central Texas Health Facility Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,716,195

North Texas Education Finance Corp. (Uplift Education);
Series 2012 A, RB	5.13%	12/01/42	3,000	3,180,510

Series 2012 A, RB	5.25%	12/01/47	2,100	2,229,864

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB (INS–BHAC)(e)(h)	5.75%	01/01/48	30,545	35,496,650

Series 2011 B, Special Project System CAB RB(f)	0.00%	09/01/37	15,500	4,107,345

Orange Housing Development Corp. (Villages at Pine Hollow); Series 1998, MFH RB	8.00%	03/01/28	3,235	3,237,232

Pearland (City of) Development Authority; Series 2009, Tax Increment Allocation Contract RB	5.88%	09/01/18	805	1,032,718

Pharr (City of) Higher Education Finance Authority (Idea Public Schools);
Series 2009 A, Education RB	6.25%	08/15/29	570	642,031

Series 2009 A, Education RB	6.50%	08/15/39	6,320	7,148,110

San Antonio Convention Hotel Finance Corp. (Empowerment Zone); Series 2005 A, Contract RB (INS–AMBAC)(d)(e)	5.00%	07/15/39	16,900	17,291,235

San Juan (City of) Higher Education Finance Authority (Idea Public Schools); Series 2010 A, Education RB	6.70%	08/15/40	1,000	1,160,230

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.38%	11/15/44	12,150	13,423,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	$1,500	$1,566,675

Series 2007, Retirement Facility RB	5.75%	11/15/37	3,500	3,617,110

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.25%	02/15/17	1,150	1,159,729

Series 2007, Retirement Facility RB	5.75%	02/15/25	1,500	1,504,470

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,600	1,566,656

Series 2009 A, Retirement Facility RB	8.00%	02/15/38	12,350	13,652,801

Series 2009 B-1, Retirement Facility RB	7.25%	02/15/16	4,562	4,570,531

Tarrant County Cultural Education Facilities Finance Corp. (Mirador);
Series 2010 A, Retirement Facility RB	8.00%	11/15/29	1,500	1,676,385

Series 2010 A, Retirement Facility RB	8.13%	11/15/39	7,000	7,811,300

Series 2010 A, Retirement Facility RB	8.25%	11/15/44	8,000	8,960,000

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way);
Series 2009 A, Retirement Facility RB	8.25%	11/15/29	2,135	2,428,434

Series 2009 A, Retirement Facility RB	8.25%	11/15/39	1,000	1,126,190

Series 2009 C-1, TEMPS 80sm Retirement Facility RB	7.50%	11/15/16	19,800	19,834,650

Texas (State of) Department of Housing & Community Affairs (Linked SAVRS & RIBS); Series 1992 C, Home Mortgage RB (INS–GNMA)(d)(e)	6.90%	07/02/24	400	411,192

Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/32	22,115	6,816,949

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/33	37,225	10,780,360

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/36	19,000	4,577,100

Series 2002, CAB RB (INS–AMBAC)(e)(f)	0.00%	08/15/37	30,000	6,787,200

Texas (State of) Water Development Board;
Series 2008 A, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/25	15,000	17,549,850

Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/28	11,425	13,260,655

Series 2008 B, Sub. Lien State Revolving Fund RB(h)	5.00%	07/15/29	5,000	5,803,350

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	24,345	29,781,969

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	19,915	23,956,550

Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School) Series 2010 A, Education RB	5.80%	08/15/40	1,000	1,030,120

Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.);
Series 2010 A, Education RB	6.88%	02/15/30	1,455	1,623,678

Series 2010 A, Education RB	7.13%	02/15/40	1,810	2,046,042

Texas State Public Finance Authority Charter School Finance Corp. (School Excellence Education); Series 2004 A, RB(i)	7.00%	12/01/34	3,515	3,603,824

Travis County Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facility RB	5.50%	11/15/25	1,650	1,687,752

Series 2005, Retirement Facility RB	5.65%	11/15/35	1,250	1,265,788

Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	2,500	2,964,325

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2007, Ref. Hospital RB	5.00%	07/01/33	10,000	10,401,600

University of Texas;
Series 2004 D, Financing System RB(a)(b)	5.00%	08/15/14	10,000	10,909,100

Series 2004 D, Financing System RB(a)(b)	5.00%	08/15/14	15,000	16,363,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	$465	$508,747

Series 2009, Tax Increment Allocation Contract RB	5.50%	09/01/29	2,250	2,467,238

Woodhill Public Facility Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	8,000	8,046,320

				711,964,253

Utah–0.47%
Eagle Mountain (City of) (Special Improvement District No. 2000-1); Series 2006, Special Assessment RB	8.25%	02/01/21	1,080	1,087,495

Murray (City of) (IHC Health Services Inc.); Series 2005 D, VRD Hospital RB(l)	0.18%	05/15/37	2,535	2,535,000

Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	2,380	2,283,491

Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	675	685,355

Series 2007 A, Charter School RB	5.63%	07/15/37	1,700	1,658,758

Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, Charter School RB	6.75%	07/15/28	1,340	1,402,136

Series 2008 A, Charter School RB	7.00%	07/15/40	6,690	7,045,239

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy);
Series 2010 A, Charter School RB	5.38%	07/15/30	1,650	1,690,837

Series 2010 A, Charter School RB	5.63%	07/15/40	710	727,402

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy);
Series 2010, Charter School RB	6.25%	07/15/30	1,250	1,355,650

Series 2010, Charter School RB	6.38%	07/15/40	2,500	2,700,175

Utah (State of) Charter School Finance Authority (Vista Entrada School of Performing Arts);
Series 2012, RB	5.60%	07/15/22	945	983,093

Series 2012, RB	6.30%	07/15/32	850	889,729

Series 2012, RB	6.55%	07/15/42	2,000	2,090,120

Utah (State of) Housing Finance Agency (RHA Community Services); Series 1997 A, RB	6.88%	07/01/27	4,075	4,079,360

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(i)	6.38%	06/01/37	1,900	1,914,421

				33,128,261

Vermont–0.08%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	4,750	4,834,408

Vermont (State of) Educational & Health Buildings Financing Agency (Developmental & Mental Health);
Series 2002 A, RB	6.38%	06/15/22	545	552,074

Series 2002 A, RB	6.50%	06/15/32	175	177,014

				5,563,496

Virgin Islands–0.08%
Virgin Islands (Government of) (Matching Fund Loan Note–Diago); Series 2009 A, RB	6.75%	10/01/37	4,500	5,322,960

Virginia–3.01%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 D, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(k)(l)	0.18%	10/01/48	11,625	11,625,000

Albemarle (County of) Industrial Development Authority (Covenant School, Inc.); Series 2001 A, Educational Facilities RB	7.75%	07/15/32	4,000	3,951,600

Bell Creek Community Development Authority;
Series 2003 A, Special Assessment RB	6.75%	03/01/22	226	229,519

Series 2003 B, Special Assessment RB	7.00%	03/01/32	1,620	1,638,517

Broad Street Community Development Authority; Series 2003, Special Assessment RB(a)(b)	7.50%	06/01/13	7,483	8,004,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Celebrate North Community Development Authority (Celebrate Virginia North);
Series 2003 B, Special Assessment RB	6.60%	03/01/25	$1,394	$983,871

Series 2003 B, Special Assessment RB	6.75%	03/01/34	7,595	5,353,564

Celebrate South Community Development Authority (Celebrate Virginia South); Series 2006, Special Assessment RB(c)	6.25%	03/01/37	9,500	5,903,965

Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB(i)	6.50%	01/01/28	11,900	11,928,679

Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	5,000	5,284,100

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	5,500	5,768,400

Dulles Town Center Community Development Authority (Dulles Town Center); Series 1998, Special Assessment RB	6.25%	03/01/26	2,275	2,277,434

Fairfax (County of) Economic Development Authority (Lewinsville Retirement Village); Series 2007 A, Senior Living RB	5.25%	03/01/32	2,250	2,263,410

Isle Wight (County of) Industrial Development Authority; Series 2003 A, Environmental Improvement RB(d)	5.70%	11/01/27	5,200	5,428,644

Lexington (City of) Industrial Development Authority (Kendal at Lexington);
Series 2007 A, Residential Care Facilities Mortgage RB	5.25%	01/01/21	395	408,406

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/22	780	807,791

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/23	425	439,127

Series 2007 A, Residential Care Facilities Mortgage RB	5.38%	01/01/28	500	509,720

Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	4,350	4,411,509

New Port Community Development Authority;
Series 2006, Special Assessment RB	5.50%	09/01/26	923	587,739

Series 2006, Special Assessment RB	5.60%	09/01/36	2,500	1,504,250

Norfolk (City of) Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge); Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	503,700

Peninsula Ports Authority (Virginia Baptist Homes); Series 2003 A, Residential Care Facilities RB(a)(b)	7.38%	12/01/13	500	544,115

Peninsula Town Center Community Development Authority;
Series 2007, Special Obligation RB	6.25%	09/01/24	6,715	7,161,682

Series 2007, Special Obligation RB	6.35%	09/01/28	7,818	8,301,152

Series 2007, Special Obligation RB	6.45%	09/01/37	5,219	5,514,761

The Farms of New Kent Community Development Authority;
Series 2006 B, Special Assessment RB	5.45%	03/01/36	7,000	4,402,300

Series 2006 C, Special Assessment RB	5.80%	03/01/36	7,250	4,353,553

Virginia (State of) Gateway Community Development Authority (Prince William County); Series 2003, Special Assessment RB	6.38%	03/01/30	3,791	3,891,158

Virginia (State of) Gateway Community Development Authority; Series 1999, Special Assessment RB	6.25%	03/01/26	1,640	1,641,886

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(d)	6.00%	01/01/37	22,710	26,092,200

Series 2012, Sr. Lien RB(d)	5.50%	01/01/42	36,500	40,381,045

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(d)	5.00%	07/01/34	3,000	3,164,580

Series 2012, Sr. Lien RB(d)	5.00%	01/01/40	10,500	10,993,710

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(i)	9.00%	07/01/39	8,300	8,990,228

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.75%	07/01/38	5,000	6,221,500

				211,467,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–3.23%
Grant (County of) Public Hospital District No. 3 (Columbia Basin Hospital);
Series 2012, Unlimited Tax GO Bonds	5.25%	12/01/29	$1,155	$1,213,316

Series 2012, Unlimited Tax GO Bonds	5.50%	12/01/36	2,000	2,103,040

Kalispel Tribe of Indians; Series 2008, RB	6.75%	01/01/38	8,000	6,994,720

Kennewick (City of) Public Hospital District; Series 2001, Ref. & Improvement RB	6.30%	01/01/25	2,000	2,002,340

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	9,625	9,974,773

Series 2011, Ref. & Improvement Limited Tax GO Bonds	6.75%	12/01/31	500	552,035

Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	4,000	4,414,760

King (County of);
Series 2010, Ref. Sewer RB(h)	5.00%	01/01/45	25,555	28,596,556

Series 2011 B, Ref. Sewer RB(h)	5.00%	01/01/34	38,540	44,138,706

Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital);
Series 2007, Hospital RB	6.50%	12/01/38	2,000	2,028,980

Series 2007, RB	6.25%	12/01/28	3,645	3,704,742

Port of Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB(d)	7.25%	04/01/30	24,060	24,062,165

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital);
Series 2003, Ref. RB	6.00%	12/01/23	1,000	1,027,650

Series 2007, RB	5.75%	12/01/28	1,250	1,330,950

Series 2010, RB	6.00%	12/01/30	3,160	3,535,376

Series 2010, RB	5.75%	12/01/35	6,000	6,513,840

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	9,145	10,619,265

Washington (State of) Health Care Facilities Authority (Kadlec Regional Medical Center); Series 2010, RB	5.50%	12/01/39	8,085	8,604,946

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS–AGM)(e)	5.00%	08/15/41	1,000	1,065,870

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	11,300	13,807,696

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB(a)(b)	6.50%	11/15/14	1,500	1,700,535

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian)(e)	5.50%	08/15/42	3,000	3,165,240

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.63%	10/01/40	3,415	3,709,271

Washington (State of) Housing Finance Commission (Custodial Receipts Wesley Homes); Series 2008 A, Non-Profit RB(i)	6.20%	01/01/36	19,025	20,245,264

Washington (State of); Series 2009 E, Various Purpose Unlimited Tax GO Bonds(h)	5.00%	02/01/29	18,450	22,030,961

				227,142,997

West Virginia–0.47%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(d)	5.50%	10/15/37	5,250	5,511,975

Harrison (County of) Commission (Charles Pointe No. 2);
Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,511,040

Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	968,400

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,591,485

Series 2008, RB	6.50%	10/01/38	13,000	13,514,020

Series 2008, RB	6.75%	10/01/43	9,650	10,154,019

				33,250,939

Wisconsin–1.20%
Hudson (City of) (Christian Community Home, Inc.); Series 2003, Health Care Facility RB	6.50%	04/01/33	3,465	3,467,079

Milwaukee (City of) (Air Cargo); Series 2002, Sub. RB(d)	7.50%	01/01/25	2,225	2,234,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.); Series 2007 A, Education RB(c)	5.50%	08/01/22	$300	$89,979

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 B, Collateralized Utility RB(d)	5.75%	11/01/37	4,000	4,229,840

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	1,025	1,114,442

Series 2008, RB	7.25%	06/01/38	1,000	1,077,700

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	258,403

Series 2004 A, RB	6.75%	08/15/34	1,600	1,649,088

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.);
Series 2003, RB	7.13%	01/15/22	1,690	1,710,534

Series 2003, RB	7.25%	01/15/33	2,355	2,372,050

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	200,142

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	2,250	1,309,028

Series 2004, RB	6.13%	12/01/34	5,400	2,999,160

Wisconsin (State of) Health & Educational Facilities Authority (Froedert & Community); Series 2001, RB	5.38%	10/01/30	330	333,300

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.13%	02/15/26	500	523,815

Wisconsin (State of) Health & Educational Facilities Authority (Middleton Glen, Inc.);
Series 1998, RB	5.75%	10/01/18	980	980,784

Series 1998, RB	5.75%	10/01/28	2,485	2,485,149

Series 1998, Special Term RB	5.90%	10/01/28	335	335,060

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	3,000	2,209,740

Wisconsin (State of) Health & Educational Facilities Authority (Reedsburg Area Medical Center, Inc.),
Series 2010 A, Ref. RB	6.00%	06/01/27	1,000	1,067,150

Series 2010 A, Ref. RB	6.10%	06/01/28	800	856,688

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center);
Series 2004 A, RB(a)(b)	6.13%	04/01/14	1,760	1,909,195

Series 2004 A, RB(a)(b)	6.25%	04/01/14	2,775	3,015,676

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.);
Series 2009 A, RB	7.25%	09/15/29	4,000	4,610,360

Series 2009 A, RB	7.63%	09/15/39	1,000	1,162,820

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB(a)(b)	6.00%	07/01/13	100	104,468

Series 2003, RB(a)(b)	6.13%	07/01/13	150	156,858

Series 2003, RB	6.50%	07/01/13	1,200	1,258,596

Series 2003, RB(a)(b)	6.63%	07/01/13	1,750	1,837,272

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	1,660	1,730,384

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,417,208

Series 2010, RB	7.00%	08/01/33	2,000	2,116,140

Series 2012, RB	5.75%	08/01/35	3,215	3,222,073

Series 2012, RB	5.88%	08/01/42	2,660	2,656,116

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53        Invesco High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch);
Series 2011 A, Continuing Care Retirement Community RB	7.00%	06/01/20	$650	$737,523

Series 2011 A, Continuing Care Retirement Community RB	7.75%	06/01/28	7,980	9,327,343

Series 2011 A, Continuing Care Retirement Community RB	8.00%	06/01/35	10,150	11,902,194

Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	4,000	4,755,720

				84,423,266

Wyoming–0.17%
Teton (County of) Hospital District (St. John’s Medical Center);
Series 2011 B, RB	5.50%	12/01/27	1,000	1,140,360

Series 2011 B, RB	6.00%	12/01/36	2,840	3,353,642

West Park Hospital District (West Park Hospital);
Series 2011, Ref. RB	7.00%	06/01/35	1,085	1,322,789

Series 2011 A, RB	7.00%	06/01/40	4,890	5,893,477

				11,710,268

TOTAL INVESTMENTS(n)–105.84% (Cost $7,229,549,121)				7,446,147,134

FLOATING RATE NOTE OBLIGATIONS–(8.06%)
Notes with interest rates ranging from 0.15% to 0.37% at 08/31/12 and contractual maturities of collateral ranging from 07/01/22 to 06/15/50 (See Note 1J)(o)				(566,885,000)

OTHER ASSETS LESS LIABILITIES–2.22%				155,833,746

NET ASSETS–100.00%				$7,035,095,880

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Co.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54        Invesco High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $41,088,719, which represented 0.58% of the Fund’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $245,907,836, which represented 3.50% of the Fund’s Net Assets.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The value of these securities at August 31, 2012 was $34,446,850, which represented 0.49% of the Fund’s Net Assets.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.
(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Fund’s investments with a value of $1,026,856,634 are held by Dealer Trusts and serve as collateral for the $566,885,000 in the floating rate note obligations outstanding at that date.

Portoflio Compsoition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	90.5%

General Obligation Bonds	5.2

Pre-Refunded Bonds	2.6

Other	1.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55        Invesco High Yield Municipal Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $7,229,549,121)	$7,446,147,134

Receivable for:
Investments sold	25,536,280

Fund shares sold	73,144,134

Interest	109,863,565

Fund expenses absorbed	6,291

Investment for trustee deferred compensation and retirement plans	89,685

Other assets	465,184

Total assets	7,655,252,273

Liabilities:
Floating rate note obligations	566,885,000

Payable for:
Investments purchased	25,017,038

Fund shares reacquired	8,062,806

Amount due custodian	2,890,923

Dividends	14,047,644

Accrued fees to affiliates	2,766,990

Accrued other operating expenses	86,547

Trustee deferred compensation and retirement plans	399,445

Total liabilities	620,156,393

Net assets applicable to shares outstanding	$7,035,095,880

Net assets consist of:
Shares of beneficial interest	$7,487,675,523

Undistributed net investment income	25,949,371

Undistributed net realized gain (loss)	(695,127,027)

Unrealized appreciation	216,598,013

$7,035,095,880

Net Assets:
Class A	$4,850,949,096

Class B	$157,411,625

Class C	$1,231,707,921

Class Y	$786,388,975

Institutional Class	$8,638,263

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	482,603,379

Class B	15,588,033

Class C	122,778,387

Class Y	78,094,256

Institutional Class	858,623

Class A:
Net asset value per share	$10.05

Maximum offering price per share (Net asset value of $10.05 divided by 95.25%)	$10.55

Class B:
Net asset value and offering price per share	$10.10

Class C:
Net asset value and offering price per share	$10.03

Class Y:
Net asset value and offering price per share	$10.07

Institutional Class:
Net asset value and offering price per share	$10.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56        Invesco High Yield Municipal Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$199,016,224

Expenses:
Advisory fees	15,759,502

Administrative services fees	335,169

Custodian fees	63,647

Distribution fees:
Class A	5,407,122

Class B	207,079

Class C	5,327,362

Interest, facilities and maintenance fees	2,744,228

Transfer Agent Fees — A, B, C and Y	1,526,926

Transfer agent fees — Institutional	11,068

Trustees’ and officers’ fees and benefits	157,425

Other	577,203

Total expenses	32,116,731

Less: Expenses reimbursed and expense offset arrangement(s)	(3,446)

Net expenses	32,113,285

Net investment income	166,902,939

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(26,854,344)

Change in net unrealized appreciation of investment securities	251,869,392

Net realized and unrealized gain	225,015,048

Net increase in net assets resulting from operations	$391,917,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57        Invesco High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$166,902,939	$301,074,401

Net realized gain (loss)	(26,854,344)	(107,535,322)

Change in net unrealized appreciation	251,869,392	554,275,491

Net increase in net assets resulting from operations	391,917,987	747,814,570

Distributions to shareholders from net investment income:
Class A	(122,025,488)	(210,221,166)

Class B	(4,693,956)	(11,919,037)

Class C	(26,100,986)	(43,435,326)

Class Y	(18,633,593)	(27,076,377)

Institutional Class	(649,330)	—

Total distributions from net investment income	(172,103,353)	(292,651,906)

Share transactions–net:
Class A	932,640,153	44,079,116

Class B	(11,437,213)	(105,961,920)

Class C	312,336,278	(6,657,898)

Class Y	331,722,283	(125,735,590)

Institutional Class	7,702,258	—

Net increase (decrease) in net assets resulting from share transactions	1,572,963,759	(194,276,292)

Net increase in net assets	1,792,778,393	260,886,372

Net assets:
Beginning of period	5,242,317,487	4,981,431,115

End of period (includes undistributed net investment income of $25,949,371 and $31,149,785, respectively)	$7,035,095,880	$5,242,317,487

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Yield Municipal Fund, formerly Invesco Van Kampen High Yield Municipal Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

58        Invesco High Yield Municipal Fund

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

59        Invesco High Yield Municipal Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $300 million	0.60%

Next $300 million	0.55%

Over $600 million	0.50%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund

60        Invesco High Yield Municipal Fund

operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.87%, 1.62%, 1.62% and 0.62%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  For the six months ended August 31, 2012, the Adviser reimbursed Fund class level expenses of $2,410 for Institutional Class shares.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $1,335,990 in front-end sales commissions from the sale of Class A shares and $5,130, $52,591 and $22,963 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$7,446,147,134	$—	$7,446,147,134

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,036.

61        Invesco High Yield Municipal Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $544,382,857 and 1.00%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2013	$63,838,546	$—	$63,838,546

February 28, 2014	6,419,495	—	6,419,495

February 28, 2015	9,560,072	—	9,560,072

February 28, 2016	148,296,962	—	148,296,962

February 28, 2017	222,991,741	—	222,991,741

February 28, 2018	67,932,498	—	67,932,498

February 28, 2019	42,986,976	—	42,986,976

Not subject to expiration	9,421,597	62,450,227	71,871,824

	$571,447,887	$62,450,227	$633,898,114

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $1,322,684,835 and $483,476,214, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$523,719,404

Aggregate unrealized (depreciation) of investment securities	(314,195,243)

Net unrealized appreciation of investment securities	$209,524,161

Cost of investments for tax purposes is $7,236,622,973.

62        Invesco High Yield Municipal Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	74,455,846	$736,772,617	53,757,689	$500,938,156

Class B	92,376	941,511	219,751	2,038,922

Class C	21,902,623	216,707,090	13,218,543	123,190,108

Class Y	26,410,754	260,863,564	21,543,148	199,141,707

Institutional Class(b)	165,822	1,608,439	—	—

Issued as reinvestment of dividends:
Class A	6,641,297	65,370,854	11,098,282	102,711,097

Class B	265,458	2,628,761	658,442	6,079,617

Class C	1,582,545	15,580,998	2,690,121	24,791,725

Class Y	1,450,896	14,401,834	2,496,177	22,949,072

Institutional Class	42,137	417,862	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	1,994,111	19,725,915	8,856,002	81,149,693

Class B	(1,984,480)	(19,725,915)	(8,840,899)	(81,149,693)

Issued in connection with acquisitions:(c)
Class A	38,941,092	380,289,898	—	—

Class B	1,360,176	13,344,973	—	—

Class C	14,758,854	143,978,139	—	—

Class Y	13,877,140	135,657,431	—	—

Institutional Class	7,799,579	76,242,015	—	—

Reacquired:
Class A	(27,386,818)	(269,519,131)	(69,903,626)	(640,719,830)

Class B	(872,016)	(8,626,543)	(3,610,978)	(32,930,766)

Class C	(6,493,539)	(63,929,949)	(16,925,016)	(154,639,731)

Class Y	(7,983,093)	(79,200,546)	(38,128,216)	(347,826,369)

Institutional Class	(7,148,915)	(70,566,058)	—	—

Net increase (decrease) in share activity	159,871,845	$1,572,963,759	(22,870,580)	$(194,276,292)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of April 30, 2012.
(c)	As of the opening of business on April 30, 2012, the Fund acquired all the net assets of Invesco High Income Municipal Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund November 30, 2011 and by the shareholders of the Target Fund on April 2, 2012. The acquisition was accomplished by a tax-free exchange of 76,736,841 shares of the Fund for 93,571,671 shares outstanding of the Target Fund as of the close of business on April 27, 2012. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on April 27, 2012. The Target Fund’s net assets at that date of $749,512,456, including $7,209,042 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,430,090,787 and $6,179,603,243 immediately after the acquisition.
The pro forma results of operations for the six months ended August 31, 2012 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period, are as follows:

Net investment income	$173,369,711

Net realized/unrealized gains	231,273,457

Change in net assets resulting from operations	$404,643,168

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed; it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 30, 2012.

63        Invesco High Yield Municipal Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Supplemental
												ratio of
												expenses
										Ratio of		to average
			Net gains							expenses		net assets
			(losses)							to average		(excluding		Ratio of net
	Net asset		on securities		Dividends					net assets		interest,		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		facilitates and		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return		(000s omitted)	absorbed		fees)(b)		net assets		turnover(c)

Class A
Six months ended 08/31/12	$9.71	$0.27	$0.35	$0.62	$(0.28)	$10.05	6.48	%(d)	$4,850,949	0.93	%(e)	0.84	%(e)	5.47	%(e)	8%
Year ended 02/29/12	8.85	0.57	0.85	1.42	(0.56)	9.71	16.56	(d)	3,766,082	0.93		0.85		6.24		16
Period ended 02/28/11	9.24	0.15	(0.40)	(0.25)	(0.14)	8.85	(2.72	)(d)	3,399,724	0.84	(f)	0.76	(f)	6.80	(f)	3
Year ended 11/30/10	9.07	0.57	0.15	0.72	(0.55)	9.24	8.07	(d)	3,875,386	0.91		0.84		6.10		20
Year ended 11/30/09	8.15	0.58	0.92	1.50	(0.58)	9.07	19.33	(g)	3,294,547	0.97		0.87		6.90		16
Year ended 11/30/08	10.61	0.59	(2.48)	(1.89)	(0.57)	8.15	(18.57	)(g)	2,662,943	1.21		0.86		5.96		49
Year ended 11/30/07	11.24	0.58	(0.64)	(0.06)	(0.57)	10.61	(0.57	)(g)	3,185,041	1.55		0.84		5.23		26

Class B
Six months ended 08/31/12	9.75	0.27	0.36	0.63	(0.28)	10.10	6.57	(d)(h)	157,412	0.93	(e)(h)	0.84	(e)(h)	5.47	(e)(h)	8
Year ended 02/29/12	8.85	0.60	0.85	1.45	(0.55)	9.75	16.89	(d)	163,123	0.68	(h)	0.60	(h)	6.49	(h)	16
Period ended 02/28/11	9.24	0.14	(0.41)	(0.27)	(0.12)	8.85	(2.90	)(d)	250,532	1.39	(f)(h)	1.31	(f)(h)	6.25	(f)(h)	3
Year ended 11/30/10	9.07	0.50	0.15	0.65	(0.48)	9.24	7.27	(d)	299,439	1.66		1.59		5.35		20
Year ended 11/30/09	8.15	0.51	0.93	1.44	(0.52)	9.07	18.46	(i)	316,094	1.72		1.62		6.15		16
Year ended 11/30/08	10.61	0.52	(2.49)	(1.97)	(0.49)	8.15	(19.21	)(i)	329,752	1.96		1.61		5.19		49
Year ended 11/30/07	11.24	0.49	(0.63)	(0.14)	(0.49)	10.61	(1.32	)(i)	505,758	2.30		1.59		4.48		26

Class C
Six months ended 08/31/12	9.69	0.23	0.35	0.58	(0.24)	10.03	6.10	(d)	1,231,708	1.68	(e)	1.59	(e)	4.72	(e)	8
Year ended 02/29/12	8.83	0.50	0.85	1.35	(0.49)	9.69	15.73	(d)	881,847	1.68		1.60		5.49		16
Period ended 02/28/11	9.23	0.13	(0.41)	(0.28)	(0.12)	8.83	(3.02	)(d)	813,001	1.59	(f)	1.51	(f)	6.05	(f)	3
Year ended 11/30/10	9.05	0.50	0.16	0.66	(0.48)	9.23	7.40	(d)	953,475	1.66		1.59		5.35		20
Year ended 11/30/09	8.14	0.51	0.92	1.43	(0.52)	9.05	18.36	(j)	799,982	1.72		1.62		6.09		16
Year ended 11/30/08	10.60	0.51	(2.48)	(1.97)	(0.49)	8.14	(19.22	)(j)	584,835	1.96		1.61		5.22		49
Year ended 11/30/07	11.22	0.49	(0.62)	(0.13)	(0.49)	10.60	(1.22	)(j)(k)	656,854	2.29	(k)	1.58	(k)	4.50	(k)	26

Class Y(l)
Six months ended 08/31/12	9.73	0.29	0.34	0.63	(0.29)	10.07	6.61	(d)	786,389	0.68	(e)	0.59	(e)	5.72	(e)	8
Year ended 02/29/12	8.87	0.59	0.84	1.43	(0.57)	9.73	16.83	(d)	431,266	0.68		0.60		6.49		16
Period ended 02/28/11	9.26	0.15	(0.40)	(0.25)	(0.14)	8.87	(2.65	)(d)	518,173	0.59	(f)	0.51	(f)	7.05	(f)	3
Year ended 11/30/10	9.09	0.60	0.15	0.75	(0.58)	9.26	8.33	(d)	522,709	0.66		0.59		6.35		20
Year ended 11/30/09	8.17	0.59	0.93	1.52	(0.60)	9.09	19.57	(m)	281,752	0.72		0.62		6.94		16
Year ended 11/30/08	10.64	0.62	(2.50)	(1.88)	(0.59)	8.17	(18.39	)(m)	55,427	0.99		0.64		6.70		49
Year ended 11/30/07	11.25	0.60	(0.61)	(0.01)	(0.60)	10.64	(0.14	)(m)	1,557	1.30		0.59		5.49		26

Institutional Class
Four months ended 08/31/12(n)	9.79	0.29	0.18	0.47	(0.20)	10.06	4.81	(d)	8,638	0.72	(e)(o)	0.65	(e)	5.68	(e)	8

(a)	Calculated using average shares outstanding.
(b)	For the years ended November 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended August 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $726,947,922 and sold of $24,570,775 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco High Income Municipal Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $4,290,434, $164,312, $1,056,787, $628,910 and $21,969 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.25%, 0.00% and 0.80% for the six months ended August 31, 2012, year ended February 29, 2012 and the period ended February 28, 2011, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(l)	On June 1, 2010, Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(m)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions on Fund shares.
(n)	Commencement date of April 30, 2012.
(o)	For the six months ended August 31, 2012, the Ratio of expenses to average net assets without fee waivers and expenses absorbed was 0.74%.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares and the maximum sales charge imposed on Class A shares changed from 4.75% to 4.25%.

64        Invesco High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Institutional Class shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012, through August 31, 2012. The actual ending account value and expenses of the Institutional Class shares in the example below are based on an investment of $1,000 invested as of close of business April 30, 2012 (commencement date) and held through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business April 30, 2012 through August 31, 2012 for the Institutional Class shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Institutional Class shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2,3]	(08/31/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,064.80	$4.84	$1,020.52	$4.74	0.93%

B	1,000.00	1,065.70	4.84	1,020.52	4.74	0.93

C	1,000.00	1,061.00	8.73	1,016.74	8.54	1.68

Y	1,000.00	1,066.10	3.54	1,021.78	3.47	0.68

Institutional	1,000.00	1,048.00	2.50	1,021.58	3.67	0.72

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012 (As of the close of business April 30, 2012 through August 31, 2012 for Institutional Class shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. For the Institutional Class shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 124 (as of close of business April 30, 2012, through August 31, 2012)/365. Because the Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective July 1, 2012, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.93%, 0.93%, 1.68%, 0.68% and 0.74% for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.84, $4.84, $8.73, $3.54 and $2.57 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.74, $4.74, $8.54, $3.47 and $3.77 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

65        Invesco High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco Van Kampen High Yield Municipal Fund)

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco High Yield Municipal Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund reorganizations approved by the Trustees. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

66        Invesco High Yield Municipal Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

67        Invesco High Yield Municipal Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-HYM-SAR-1	Invesco Distributors, Inc.

Invesco Intermediate Term Municipal Income Fund
Effective September 24, 2012, after the close of the reporting period, Invesco Van Kampen Intermediate Term Municipal Income Fund was renamed Invesco Intermediate Term Municipal Income Fund.
Semiannual Report to Shareholders ▪ August 31, 2012
Nasdaq:
A: VKLMX  ▪  B: VKLBX  ▪  C: VKLCX  ▪  Y: VKLIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
20	Financial Statements
22	Notes to Financial Statements
28	Financial Highlights
29	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.37%

Class B Shares	2.36

Class C Shares	1.99

Class Y Shares	2.50

Barclays Municipal Bond Index▼ (Broad Market/Style-Specific Index)	2.94

Source(s): ▼Lipper Inc.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Intermediate Term Municipal Income Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (5/28/93)		4.89%	4.85%	4.79%

10	Years	4.02	3.96	3.93

5	Years	4.48	4.48	4.39

1	Year	2.17	2.17	2.73

Class B Shares

Inception (5/28/93)		4.83%	4.80%	4.71%

10	Years	4.28	4.23	4.13

5	Years	4.78	4.78	4.60

1	Year	2.51	2.51	2.95

Class C Shares

Inception (10/19/93)		4.10%	4.06%	3.99%

10	Years	3.77	3.72	3.63

5	Years	4.71	4.71	4.50

1	Year	5.44	5.44	4.65

Class Y Shares

Inception (8/12/05)		4.93%	4.91%	4.79%

5	Years	5.74	5.74	5.53

1	Year	7.50	7.50	6.35

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (5/28/93)		4.86%	4.83%	4.76%

10	Years	4.12	4.06	4.02

5	Years	4.27	4.26	4.20

1	Year	2.90	2.90	3.23

Class B Shares

Inception (5/28/93)		4.80%	4.77%	4.69%

10	Years	4.40	4.34	4.23

5	Years	4.54	4.54	4.39

1	Year	3.12	3.12	3.32

Class C Shares

Inception (10/19/93)		4.06%	4.02%	3.96%

10	Years	3.86	3.80	3.71

5	Years	4.47	4.47	4.29

1	Year	6.18	6.18	5.15

Class Y Shares

Inception (8/12/05)		4.84%	4.82%	4.72%

5	Years	5.53	5.53	5.35

1	Year	8.35	8.35	6.93

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Intermediate Term Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Intermediate Term Municipal Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Intermediate Term Municipal Income Fund (renamed Invesco Intermediate Term Municipal Income Fund). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.76%, 0.76%, 1.51% and 0.51%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.89%, 0.89%, 1.64% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005, and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0%
at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2013. See current prospectus for more information.

3 Invesco Intermediate Term Municipal Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Intermediate Term Municipal Income Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–102.33%
Alaska–1.06%
Alaska (State of) Municipal Bond Bank Authority;
Series 2009 1, RB	5.00%	09/01/22	$250	$291,515

Series 2009 1, RB	5.25%	09/01/24	400	466,464

Alaska Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS–NATL)(a)	5.00%	08/01/15	2,680	2,962,392

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center);
Series 2009, Lease RB (INS–AGC)(a)	5.00%	09/01/19	1,000	1,228,920

Series 2009, Lease RB (INS–AGC)(a)	5.50%	09/01/23	1,000	1,212,140

				6,161,431

Arizona–3.40%
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/26	2,000	2,203,960

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West);
Series 2009 A, Health Facilities RB	5.00%	07/01/14	500	535,525

Series 2009 C, Health Facilities RB(b)	5.00%	07/01/14	1,500	1,598,925

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(b)	6.00%	05/01/14	2,400	2,576,304

Navajo County Pollution Control Corp.;
Series 2009 C, PCR(b)	5.50%	06/01/14	1,000	1,067,960

Series 2009 E, PCR(b)	5.75%	06/01/16	1,000	1,130,540

Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	6.13%	01/01/20	500	520,135

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/27	3,000	3,357,540

Phoenix Civic Improvement Corp.; Series 2008 B, Sr. Lien Airport RB(c)	5.00%	07/01/13	1,000	1,036,520

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2008, Water & Wastewater RB(c)	6.38%	12/01/18	500	536,190

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	5.25%	12/01/18	500	571,000

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB	5.00%	01/01/22	1,000	1,186,430

University Medical Center Corp.; Series 2009, Hospital RB	5.25%	07/01/17	1,000	1,144,030

Yavapai (County of) Industrial Development Authority (Northern Arizona Healthcare System); Series 2011, Ref. Hospital Facility RB	5.25%	10/01/26	2,000	2,359,780

				19,824,839

California–10.75%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	5.38%	07/01/19	1,000	1,109,820

Alhambra (City of) (Atherton Baptist Homes); Series 2010 B, RB	6.63%	01/01/17	705	706,163

California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 C, RB	5.00%	03/01/14	500	528,430

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 F, RB(b)	5.00%	07/01/14	500	534,200

California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.00%	02/01/21	2,000	2,115,100

California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.00%	01/01/28	1,500	1,684,755

California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(d)	5.50%	07/01/18	875	914,602

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(b)(e)	1.12%	05/01/17	2,000	2,000,000

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	2,000	2,455,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	5.25%	11/15/14	$805	$823,531

Series 2009, Senior Living RB	6.25%	11/15/19	600	657,582

California (State of); Series 2012 A, Ref. Floating Rate Unlimited Tax GO Bonds(b)(e)	0.85%	05/01/15	1,750	1,750,000

Fresno (City of); Series 2010 A-1, Water System RB	5.50%	06/01/22	1,000	1,207,630

Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	4.00%	09/02/23	1,000	1,031,380

Indio (City of) Redevelopment Agency (Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	1,470	1,525,875

Irvine (City of) Public Facilities & Infrastructure Authority;
Series 2012 A, Special Assessment RB	4.50%	09/02/25	375	387,311

Series 2012 A, Special Assessment RB	4.50%	09/02/26	550	567,831

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,882,720

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(d)	5.50%	03/01/18	145	150,033

Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/23	1,000	1,133,050

Oakland (Port of);
Series 2002 L, RB(b)(c)(f)	5.00%	11/01/12	170	171,345

Series 2002 L, RB (INS–NATL)(a)(c)	5.00%	11/01/21	1,330	1,337,288

Palm Springs (City of) (Palm Springs International Airport); Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(c)	5.30%	07/01/13	110	111,037

Palomar Pomerado Health (Election of 2004); Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	08/01/16	1,880	1,730,690

Perris (City of) Public Financing Authority; Series 2006, Tax Allocation RB	4.75%	10/01/13	565	577,554

Regents of the University of California;
Series 2009 O, General RB(h)	5.75%	05/15/23	795	989,036

Series 2009 O, General RB(h)	5.75%	05/15/25	1,185	1,469,661

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	1,500	1,707,645

Riverside (County of) (Public Safety Communication & Refunding); Series 2007 A, COP (INS–AMBAC)(a)	5.00%	11/01/14	3,500	3,795,960

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2008 A, Ref. VRD Sub. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(i)	0.17%	12/01/36	2,000	2,000,000

Sacramento (County of); Series 2009 D, Sub. Passenger Facility Charge Grant Airport System RB	5.38%	07/01/26	2,000	2,274,160

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	6.25%	12/01/20	1,000	1,173,590

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(c)	5.00%	05/01/23	2,000	2,316,260

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment);
Series 2009 D, Tax Allocation RB	6.00%	08/01/20	1,085	1,234,611

Series 2009 D, Tax Allocation RB	6.25%	08/01/22	1,000	1,125,740

Series 2011 D, Tax Allocation RB	6.63%	08/01/27	500	570,725

San Jose (City of); Series 2011 A-1, Airport RB(c)	5.25%	03/01/26	2,000	2,263,100

San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.50%	08/01/26	3,195	3,829,048

Southern California Public Power Authority (Milford Wind Corridor); Series 2010 1, RB	5.00%	07/01/24	2,000	2,385,500

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)	3.50%	05/31/13	1,500	1,501,845

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(g)	0.00%	04/01/14	3,700	3,621,153

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/23	1,000	1,278,130

				62,629,891

Colorado–1.44%
Colorado (State of) Health Facilities Authority (Christian Living Communities); Series 2006 A, RB	5.25%	01/01/15	500	524,170

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,167,880

Series 2010, Private Activity RB	5.00%	01/15/22	750	852,877

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado Springs (City of); Series 2003 A, Sub. Lien Utilities System Improvement RB(b)(f)	5.00%	11/15/13	$1,560	$1,650,012

Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/24	2,000	2,380,520

Series 2008, Unlimited Tax GO Bonds(h)	5.00%	08/01/25	500	595,970

University of Colorado; Series 2009 A, Enterprise System RB	5.50%	06/01/25	1,000	1,244,730

				8,416,159

Connecticut–0.25%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(c)	5.50%	04/01/21	1,000	1,150,590

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	335	335,492

				1,486,082

Delaware–0.09%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	500	512,735

District of Columbia–1.07%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/16	2,325	2,692,304

Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/19	3,000	3,535,950

				6,228,254

Florida–8.08%
Brevard County School District; Series 2004 B, Ref. COP (INS–NATL)(a)	5.00%	07/01/20	1,000	1,070,400

Broward (County of);
Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	1,000	1,193,540

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	1,000	1,184,650

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,156,870

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,000	2,294,340

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	2,000	2,335,520

Florida (State of) Municipal Loan Council; Series 2007 A, RB (INS–NATL)(a)	5.00%	10/01/13	1,630	1,685,062

Florida (State of) Municipal Power Agency (St. Lucie); Series 2011 B, RB	5.00%	10/01/26	2,000	2,347,720

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 A, Ref. RB	5.00%	10/01/27	1,000	1,171,410

Florida State Board of Education; Series 2005 A, Lottery RB (INS–AMBAC)(a)	5.00%	07/01/19	2,500	2,825,175

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2008 A, Hospital RB(b)	6.50%	11/17/15	3,000	3,520,290

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,000	1,180,810

Martin (County of) Health Facilities (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/24	1,490	1,622,878

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/32	1,670	1,857,825

Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS–NATL)(a)	5.00%	08/01/13	1,810	1,887,522

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/24	2,250	2,706,075

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	500	511,900

Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(a)	5.00%	10/01/12	1,930	1,937,218

Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(a)	5.00%	10/01/13	3,140	3,281,708

Palm Beach County School District; Series 2007 D, Ref. COP (INS–NATL)(a)	5.00%	08/01/13	3,735	3,881,972

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(b)	5.35%	05/01/18	1,000	1,134,740

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(d)	5.75%	10/01/22	750	812,858

St. Lucie (County of); Series 2007, Transportation RB (INS–AMBAC)(a)	5.00%	08/01/13	1,000	1,040,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/13	$1,605	$1,673,309

Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/14	1,500	1,618,590

Tampa (City of); Series 2010, Ref. Solid Waste System RB (INS–AGM)(a)(c)	5.00%	10/01/18	1,000	1,162,120

				47,094,792

Georgia–1.02%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	955	1,062,743

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,200	1,303,668

Atlanta (City of); Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,500	1,808,865

Fulton (County of) Development Authority (Robert Woodruff); Series 2009 B, Ref. RB	5.25%	03/15/24	1,000	1,137,710

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	600	610,680

				5,923,666

Guam–0.39%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.25%	12/01/17	1,000	1,123,950

Series 2009 A, Limited Obligation RB	5.50%	12/01/18	1,000	1,144,400

				2,268,350

Hawaii–0.23%
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB(b)(f)	7.88%	11/15/13	250	277,785

Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. Special Purpose Senior Living RB	5.00%	11/15/27	1,000	1,060,330

				1,338,115

Idaho–0.22%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	500	592,970

Idaho (State of) Housing & Finance Association; Series 2008 A, Class I, Single Family Mortgage RB(c)	5.00%	07/01/17	655	672,056

				1,265,026

Illinois–11.02%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	958,300

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,500	1,606,785

Chicago (City of) (Metramarket Chicago); Series 2010 A, COP	6.87%	02/15/24	1,260	1,334,873

Chicago (City of) (O’Hare International Airport); Series 2012 A, Ref. Sr. Lien General Airport RB(c)	5.00%	01/01/26	5,000	5,628,600

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	905	919,824

Chicago (City of) Board of Education; Series 2007 D, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/17	1,010	1,192,679

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(h)	5.00%	12/01/24	3,000	3,690,450

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,200	2,463,736

Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/24	3,965	4,415,464

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/27	1,000	1,180,080

Chicago (City of); Series 2011, COP	7.13%	05/01/21	750	822,697

Hodgkins (Village of); Series 2005, Ref. Sr. Lien Tax Increment Allocation RB	5.00%	01/01/14	500	518,750

Huntley (Village of) Special Service Area No. 7; Series 2007, Ref. Special Tax RB (INS–AGC)(a)	4.60%	03/01/17	798	858,409

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.13%	11/01/23	1,000	1,213,900

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	5.25%	03/01/19	1,000	1,189,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/23	$900	$1,021,563

Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/24	1,175	1,325,682

Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/26	380	426,592

Illinois (State of) Finance Authority (Fairview Obligated Group); Series 2008 A, Ref. RB(j)	6.00%	08/15/22	750	7,230

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	1,000	1,182,270

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,177,148

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,000	2,001,120

Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS–AMBAC)(a)	5.25%	08/01/17	1,500	1,503,435

Series 1997, RB (INS–AMBAC)(a)	5.25%	08/01/22	1,000	1,001,530

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,000	2,214,540

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	5.25%	05/15/14	500	498,230

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(h)	5.00%	12/15/20	5,000	6,098,100

Series 2012 B, RB(h)	5.00%	06/15/23	3,500	4,256,175

Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/13	1,065	1,085,235

Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/15	1,000	1,101,820

Lake County Community Consolidated School District No. 73 (Hawthorn); Series 2002, Unlimited Tax CAB GO Bonds(f)(g)	0.00%	12/01/21	330	269,362

Madison & Jersey Counties Community Unit School District No. 11 (Alton); Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	12/01/20	2,900	2,227,432

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	3,000	3,528,330

Round Lake Beach (Village of); Series 2003, Tax Increment Allocation RB	4.65%	12/15/13	315	315,504

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.00%	04/01/26	3,425	3,975,877

				64,211,112

Indiana–4.98%
Carmel (City of) Redevelopment Authority; Series 2006, RB (INS–NATL)(a)	5.00%	07/01/22	1,000	1,134,770

Hobart Building Corp.; Series 2006, First Mortgage RB (INS–NATL)(a)	5.50%	07/15/13	830	866,819

Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	542,105

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,000	2,205,480

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services);
Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/24	365	410,789

Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/25	200	223,946

Series 2006 E, Ref. Health System RB (INS–AGM)(a)	5.25%	11/01/26	175	194,957

Indiana (State of) Finance Authority; Series 1993 A, Highway CAB RB (INS–AMBAC)(a)(g)	0.00%	12/01/16	1,695	1,599,046

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	5.25%	01/01/24	500	577,685

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(c)	5.10%	01/15/17	760	863,026

Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,451,709

Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,498,233

Michigan City Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/17	2,000	1,859,740

Series 2002, First Mortgage CAB RB (INS–NATL)(a)(g)	0.00%	01/15/18	3,000	2,703,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(g)	0.00%	02/15/19	$1,850	$1,568,633

Series 2007, Ref. First Mortgage RB (INS–AMBAC)(a)	5.00%	07/10/13	2,475	2,572,490

North Side High School Building Corp.; Series 2003, First Mortgage RB (INS–AGM)(a)	5.25%	07/15/13	2,910	3,038,331

Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/16	1,395	1,596,215

Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/19	3,200	3,699,872

St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	5.75%	05/15/13	400	406,940

				29,013,786

Iowa–2.09%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	5.63%	06/01/23	1,000	1,098,280

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.50%	06/15/30	2,255	2,503,997

Coralville (City of); Series 2006 D, COP	5.25%	06/01/22	500	517,305

Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS–AGC)(a)	5.00%	04/01/13	1,210	1,235,846

Iowa (State of) Finance Authority (Iowa Health System); Series 2005 A, Health Facilities RB (INS–AGC)(a)	5.00%	02/15/19	1,000	1,194,130

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(c)	5.50%	12/01/25	5,000	5,616,850

				12,166,408

Kansas–1.33%
Harvey County Unified School District No. 373 (Newton); Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/19	2,630	3,124,387

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/23	1,000	1,190,340

Kansas (State of) Development Finance Authority (Hays Medical Center Inc.); Series 2005 L, Health Facilities RB	5.25%	11/15/16	500	556,345

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/31	1,000	1,090,280

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/26	1,500	1,779,615

				7,740,967

Kentucky–1.16%
Kentucky (State of) Asset/Liability Commission (Federal Highway Trust Fund First Series); Series 2007, RN (INS–NATL)(a)	5.00%	09/01/14	1,800	1,962,810

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.00%	08/15/18	1,000	1,162,450

Series 2009 A, Hospital RB	5.38%	08/15/24	1,000	1,145,290

Kentucky Housing Corp.; Series 2008 A, RB(c)	5.00%	01/01/23	310	332,850

Louisville & Jefferson (County of) Regional Airport Authority; Series 2003 C, Airport Systems RB (INS–AGM)(a)(c)	5.50%	07/01/17	1,000	1,030,950

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(a)	5.00%	10/01/25	1,000	1,143,820

				6,778,170

Louisiana–1.60%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	593	237,289

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City Public Improvement);
Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/13	1,320	1,382,449

Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/15	1,200	1,345,512

Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(a)	5.00%	06/01/20	1,000	1,109,480

Series 2009 C-1, Assessment RB (INS–AGC)(a)	5.88%	06/01/23	1,000	1,159,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/18	$1,235	$1,405,751

Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(a)	5.00%	01/01/19	500	573,570

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB(b)(c)	5.25%	03/01/13	1,000	1,017,720

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(b)	4.00%	06/01/22	1,000	1,076,500

				9,308,071

Maryland–2.51%
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare); Series 2011 A, RB	6.00%	01/01/26	3,500	4,103,085

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	5.50%	01/01/22	1,000	1,139,940

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB	6.00%	07/01/23	335	411,005

Series 2011, RB	6.00%	07/01/25	200	242,612

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group); Series 2008 B, RB(b)	5.00%	05/15/15	500	554,735

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.25%	01/01/23	250	265,045

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	3,000	3,727,860

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.13%	06/01/20	2,250	2,487,667

Maryland Economic Development Corp. (University of Maryland College Park);
Series 2003, Student Housing RB(f)	5.75%	06/01/13	625	651,088

Series 2006, Ref. Student Housing RB (INS–AGC)(a)	5.00%	06/01/13	1,000	1,024,260

				14,607,297

Massachusetts–1.16%
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/26	1,000	1,124,520

Massachusetts (State of) Development Finance Agency (Carleton Willard Village); Series 2010, RB	5.25%	12/01/25	650	707,012

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)	5.75%	05/01/19	1,500	1,800,045

Massachusetts (State of) Development Finance Agency (Merrimack College);
Series 2012 A, RB	5.00%	07/01/20	700	798,637

Series 2012 A, RB	5.00%	07/01/21	1,410	1,609,712

Massachusetts (State of) Development Finance Agency (Quincy Medical Center); Series 2008 A, RB(j)	5.85%	01/15/18	300	1,512

Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	6.70%	04/15/21	500	585,625

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	215	144,069

				6,771,132

Michigan–4.22%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,425	1,638,707

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,410	1,693,410

Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/16	2,480	2,851,926

Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,410	1,618,144

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,235	1,472,058

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB(b)	5.50%	01/15/15	1,000	1,108,010

Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water & Electric Utility System RB	5.00%	07/01/24	1,000	1,129,090

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB(b)(c)	6.75%	06/02/14	2,000	2,197,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/17	$2,300	$2,722,119

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	2,280	2,738,280

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	2,260	2,675,840

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 D, Ref. RB(c)	5.00%	12/01/28	2,500	2,724,850

				24,570,414

Minnesota–0.61%
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	500	601,495

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	2,595	2,933,596

				3,535,091

Mississippi–0.17%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	1,000	1,002,880

Missouri–3.88%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.00%	06/01/21	525	587,480

Fenton (City of) (Gravois Bluffs Redevelopment); Series 2006, Ref. Tax Increment Allocation RB	5.00%	04/01/13	500	510,195

Ferguson (City of) (Crossing at Halls Ferry); Series 2005, Ref. Tax Increment Allocation RB	5.50%	04/01/14	610	626,427

Kansas City (City of) (Shoal Creek Parkway); Series 2011, Tax Increment Allocation RB	5.00%	06/01/21	630	659,295

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/23	1,000	1,227,960

Series 2011 A, Ref. RB	5.50%	09/01/24	2,000	2,434,440

Series 2011 A, Ref. RB	5.50%	09/01/28	2,000	2,378,780

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	980	1,011,292

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75SM Retirement Community RB	7.50%	11/15/16	1,000	1,005,300

Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	5,055	5,454,699

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	165	171,221

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB(b)(c)	4.90%	07/01/13	1,500	1,540,965

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.00%	12/01/16	500	556,125

St. Charles (City of); Series 2003 B, COP(b)(f)	5.50%	05/01/13	2,000	2,069,680

St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	4.50%	09/01/23	340	366,751

Series 2012, Senior Living Facilities RB	5.00%	09/01/32	1,120	1,200,595

St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2007 A, Senior Living Facilities RB	5.25%	09/01/17	250	270,170

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	540	556,254

				22,627,629

Nebraska–0.41%
Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(a)	5.13%	04/01/23	560	660,923

University of Nebraska Facilities Corp.; Series 2006, Deferred Maintenance RB (INS–AMBAC)(a)	5.00%	07/15/17	1,500	1,740,975

				2,401,898

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–1.48%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	$1,000	$1,093,660

Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2003, Solid Waste Disposal RB(b)(c)(d)	5.63%	06/01/18	1,100	1,261,227

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	1,800	2,023,794

Las Vegas (City of) Redevelopment Agency;
Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,585,669

Series 2009 A, Tax Increment Allocation RB	7.00%	06/15/20	1,000	1,108,980

Washoe County School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,545,683

				8,619,013

New Hampshire–0.47%
Manchester (City of); Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	1,000	1,122,800

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/27	1,500	1,639,635

				2,762,435

New Jersey–2.20%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/16	1,010	1,126,847

Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/17	2,000	2,257,000

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.25%	11/01/20	500	500,465

New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.00%	06/15/23	2,000	2,300,760

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group);
Series 2011, Ref. RB	5.00%	07/01/25	1,500	1,699,110

Series 2011, Ref. RB	5.00%	07/01/27	2,000	2,256,560

New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.) Series 2004 A, Ref. RB(f)	5.25%	07/01/20	1,000	1,263,080

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	230	251,075

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/24	1,000	1,186,720

				12,841,617

New Mexico–1.78%
Farmington (City of) (El Paso Electric Co.); Series 2012, Ref. PCR(b)	1.88%	09/01/17	1,500	1,503,000

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR(b)	5.20%	06/01/20	1,700	1,941,043

Jicarilla Apache Nation; Series 2003 A, RB(d)	5.50%	09/01/23	1,000	1,037,970

New Mexico (State of) Finance Authority;
Series 2006 B, Sr. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/01/17	1,310	1,512,159

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/15/13	1,000	1,037,320

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/15/14	1,200	1,298,472

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	5.00%	07/01/19	815	875,359

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB	6.00%	08/01/23	1,000	1,170,370

				10,375,693

New York–2.24%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 A, Civic Facility RB	5.75%	11/15/22	500	569,900

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	5.75%	07/15/17	1,000	1,144,230

Series 2009, PILOT RB	5.75%	07/15/19	1,000	1,160,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Long Island Power Authority; Series 2003 C, Electric System General RB(b)(f)	5.50%	09/01/13	$1,000	$1,053,000

Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	4.50%	02/01/17	140	144,683

Metropolitan Transportation Authority; Series 2002 A, Ref. Service Contract RB	5.75%	07/01/18	1,000	1,243,140

New York (City of) Industrial Development Agency (Queens Baseball Stadium);
Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/18	200	226,790

Series 2009, PILOT RB (INS–AGC)(a)	5.00%	01/01/19	200	228,546

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB(h)	5.00%	01/15/21	1,000	1,212,600

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	2,000	2,233,960

Niagara Falls (City of); Series 1994, Public Improvement Unlimited Tax GO Bonds(f)	6.90%	03/01/20	5	5,015

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(b)(c)(d)	6.63%	10/01/13	1,000	1,013,510

Suffolk (County of) Industrial Development Agency (New York Institute Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/21	1,425	1,504,629

Series 2000 A, Ref. Civic Facility RB	5.00%	03/01/26	1,300	1,344,681

				13,085,524

North Carolina–0.77%
North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB	6.75%	01/01/24	1,000	1,255,130

Series 2008 C, Power System RB (INS–AGC)(a)	6.00%	01/01/19	1,250	1,430,350

North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.00%	10/01/15	500	526,360

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.30%	10/01/19	250	258,988

North Carolina (State of) Municipal Power Agency No. 1; Series 2003 A, Catawba Electric RB (INS–NATL)(a)	5.25%	01/01/19	1,000	1,015,880

				4,486,708

North Dakota–0.34%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.00%	12/01/16	500	517,225

North Dakota (State of) Public Finance Authority (State Revolving Fund Program); Series 2008 A, RB	5.50%	10/01/19	1,195	1,490,010

				2,007,235

Ohio–3.65%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	460	411,350

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/21	1,250	1,517,400

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.25%	02/15/19	1,175	1,398,050

Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	6.25%	11/15/13	220	227,225

Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS–AGC)(a)	5.00%	10/01/25	1,555	1,750,603

Cleveland (City of) (Cleveland Stadium); Series 2004, Ref. RB (INS–AMBAC)(a)	5.13%	12/01/20	1,370	1,464,503

Cleveland (City of); Series 2012 A, Ref. Airport System RB	5.00%	01/01/27	2,750	3,086,380

Cleveland State University; Series 2012, RB	5.00%	06/01/27	1,300	1,516,021

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/23	1,500	1,701,120

Montgomery (County of) (Miami Valley Hospital); Series 2009 B, RB(b)	5.25%	11/15/14	1,000	1,080,080

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.00%	04/01/20	915	1,023,501

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR(b)	2.25%	09/15/16	1,000	1,006,630

Series 2009 C, Ref. PCR	5.63%	06/01/18	2,000	2,324,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2004, Ref. Beneficial Interest Ctfs. (INS–AMBAC)(a)	5.00%	02/15/21	$750	$788,483

Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB(c)	5.15%	07/15/15	1,000	1,003,210

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	5.88%	06/01/16	865	974,933

				21,273,949

Oklahoma–1.07%
Chickasawa Nation; Series 2007, Health System RB(d)	5.38%	12/01/17	325	343,980

Oklahoma (State of) Turnpike Authority; Series 2006 F, Ref. VRD Second Sr. RB(i)	0.18%	01/01/28	4,000	4,000,000

Tulsa (City of) Airports Improvement Trust; Series 2009 A, General RB	5.38%	06/01/24	1,750	1,884,382

				6,228,362

Oregon–0.59%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.); Series 2012, Ref. RB	5.00%	05/15/22	1,000	1,062,350

Tri-County Metropolitan Transportation District; Series 2011 A, Capital Grant Receipt RB	5.00%	10/01/27	2,000	2,383,400

				3,445,750

Pennsylvania–3.18%
Allegheny (County of) Airport Authority (Pittsburgh International Airport); Series 2010 A, Airport RB (INS–AGM)(a)(c)	5.00%	01/01/16	1,000	1,107,340

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,588,540

Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.00%	09/01/21	500	508,875

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.10%	07/01/14	85	88,102

Delaware (County of) Authority (Elwyn); Series 2010, RB	5.00%	06/01/20	1,980	2,078,743

Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/18	700	607,810

Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	10/01/19	250	209,482

Monroe (County of) Hospital Authority (Pocono Medical Center); Series 2007, RB	5.00%	01/01/17	500	566,065

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	2,000	2,207,020

Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(g)	0.00%	01/01/13	300	298,641

Penn Hills Municipality; Series 1995 B, Unlimited Tax CAB GO Bonds(g)	0.00%	12/01/13	210	200,544

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/27	1,565	1,757,886

Philadelphia (City of) Industrial Development Authority (One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS–AGM)(a)	5.00%	02/15/15	2,150	2,375,793

Philadelphia (City of); Eighteenth Series 2004, Gas Works RB (INS–AGC)(a)	5.25%	08/01/18	750	797,482

Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien RB (INS–AGM)(a)	5.00%	09/01/13	1,000	1,040,400

Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.00%	11/01/25	1,000	1,128,140

				18,560,863

Puerto Rico–1.10%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.25%	07/01/24	5,000	5,342,150

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	1,000	1,070,090

				6,412,240

South Carolina–2.01%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	1,000	1,071,970

Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/26	4,650	5,227,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

Piedmont Municipal Power Agency;
Series 2008 A-2, Electric RB	5.00%	01/01/24	$1,000	$1,112,710

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/21	2,000	2,364,660

Richland (County of) (International Paper Co.); Series 2003 A, Ref. Environmental Improvement RB(c)	6.10%	04/01/23	725	750,085

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.00%	02/01/19	1,000	1,182,710

				11,709,851

South Dakota–0.10%
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB	5.00%	09/01/22	500	565,040

Tennessee–0.92%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. RB	5.00%	10/01/15	170	178,503

Franklin Special School District; Series 1999, Limited Tax CAB GO Bonds (INS–AGM)(a)(g)	0.00%	06/01/15	700	686,882

Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Arena); Series 2007 C, Ref. RB (INS–NATL)(a)	5.00%	11/01/13	1,410	1,474,747

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/19	770	858,188

Series 2012, Ref. & Improvement RB	5.00%	07/01/22	500	554,890

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Le Bonheur Health); Series 2008 C, RB	5.25%	06/01/18	1,000	1,170,450

Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.25%	09/01/16	425	448,558

				5,372,218

Texas–8.80%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	1,000	1,072,160

Amarillo (City of); Series 2007, Combination Limited Tax GO Ctfs. (INS–NATL)(a)	5.00%	05/15/13	1,020	1,053,915

Austin (City of); Series 2009, Water & Wastewater System RB	5.00%	11/15/24	1,500	1,781,700

Bexar (County of); Series 2007, Combination Flood Control Limited Tax GO Ctfs. (INS–AGM)(a)	5.00%	06/15/14	1,330	1,440,855

Brownsville (City of); Series 2008 A, Ref. Utilities System RB (INS–AGM)(a)	5.00%	09/01/23	1,240	1,419,006

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin);
Series 2005 A, RB	5.50%	04/01/23	1,670	1,840,440

Series 2005 A, RB	5.50%	04/01/25	1,610	1,756,671

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,500	1,762,320

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	170	174,697

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2002 C, Joint Improvement RB (INS–NATL)(a)(c)	5.75%	11/01/18	205	205,765

Series 2002 C, Joint Improvement RB (INS–NATL)(a)(c)	6.00%	11/01/23	205	205,808

Greenville (City of);
Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/25	2,355	2,659,007

Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,779,103

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.00%	12/01/27	500	616,580

Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	1,950	2,241,895

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	2,500	2,784,025

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	125	105,620

Hidalgo County Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/13	500	512,635

Series 2005, Hospital RB	5.00%	08/15/19	350	357,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	$500	$516,855

Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.00%	03/01/16	1,000	1,153,370

Series 2007 B, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.00%	11/15/13	1,000	1,056,860

Series 2011 A, Ref. Sub Lien Airport System RB(c)	5.00%	07/01/25	1,000	1,135,450

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(e)	0.92%	06/01/17	2,000	2,000,000

Houston Higher Education Finance Corp. (Cosmos Foundation); Series 2012 A, RB	4.00%	02/15/22	700	714,931

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	5.88%	05/15/21	1,000	1,128,010

Lubbock (City of); Series 2007 A, Waterworks System Surplus Limited Tax GO Ctfs. (INS–AGM)(a)	5.00%	02/15/14	1,355	1,446,557

Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facility RB	5.00%	02/15/15	645	665,705

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(b)(c)	6.00%	08/01/13	500	524,205

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	1,000	1,186,060

Series 2008 L-2, Ref. First Tier System RB(b)	6.00%	01/01/13	1,000	1,017,860

Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	653,120

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2009, Ref. Hospital RB	5.75%	11/15/24	1,000	1,167,860

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.00%	11/15/17	500	553,815

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	5.75%	07/01/18	1,710	1,871,014

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, TEMPS-75SM Retirement Facility RB	7.25%	11/15/16	2,680	2,685,146

Texas (State of) Transportation Commission; Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,293,300

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(g)	0.00%	08/15/18	5,700	4,753,629

				51,293,400

Utah–0.72%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(f)(g)	0.00%	07/01/17	1,750	1,550,342

University of Utah;
Series 2007, COP (INS–AMBAC)(a)	5.00%	12/01/12	1,545	1,563,370

Series 2007, COP (INS–AMBAC)(a)	5.00%	12/01/13	1,000	1,057,370

				4,171,082

Virgin Islands–0.67%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diago); Series 2009 A, Sub. RB	6.00%	10/01/14	500	543,065

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/17	1,000	1,117,610

Virgin Islands (Government of) Public Finance Authority; Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/19	2,000	2,260,040

				3,920,715

Virginia–1.16%
Fairfax (County of) Industrial Development Authority (Inova Health System); Series 2009 A, Health Care RB	5.13%	05/15/24	1,000	1,162,770

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(c)	5.00%	01/01/27	2,500	2,686,725

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(d)	8.00%	07/01/19	900	974,673

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.25%	07/01/19	890	1,016,345

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	871	936,133

				6,776,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Intermediate Term Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Washington–3.17%
Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/13	$1,500	$1,586,835

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(c)	5.50%	07/01/25	1,000	1,205,180

Clark (County of) Public Utility District No. 1; Series 2009, Ref. Electric System RB	5.00%	01/01/23	1,000	1,137,090

FYI Properties (Washington State District); Series 2009, Lease RB	5.25%	06/01/26	2,000	2,301,100

Kalispel Tribe of Indians; Series 2008, RB	6.20%	01/01/16	150	146,370

Seattle (City of);
Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	2,089,560

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	1,725	2,126,683

Tes Properties; Series 2009, RB	5.00%	12/01/24	1,000	1,143,540

Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2009, Ref. RB	5.13%	10/01/24	1,500	1,646,280

Washington (State of);
Series 2004 A, Unlimited Tax GO Bonds(b)(f)	5.00%	07/01/14	3,000	3,257,880

Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(g)	0.00%	06/01/16	1,885	1,817,969

				18,458,487

West Virginia–0.65%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	261,455

West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2011 A, Ref. Solid Waste Disposal Facilities RB(b)(c)	2.25%	09/01/16	3,000	3,004,560

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	500	530,495

				3,796,510

Wisconsin–1.92%
Milwaukee (County of);
Series 2010 B, Ref. Airport RB(c)	5.00%	12/01/22	1,250	1,401,625

Series 2010 B, Ref. Airport RB(c)	5.00%	12/01/23	1,000	1,107,680

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	1,370	1,490,382

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(b)	4.75%	08/15/14	1,000	1,059,070

Series 2009 B, RB(b)	5.13%	08/15/16	1,000	1,116,570

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	1,650	1,849,106

Series 2012, RB	5.00%	06/01/26	1,000	1,110,300

Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)	5.30%	09/01/23	1,875	2,043,112

				11,177,845

Wyoming–0.20%
Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,157,010

TOTAL INVESTMENTS(k)–102.33% (Cost $548,135,138)				596,382,388

FLOATING RATE NOTE OBLIGATIONS–(1.98)%
Notes with interest rates ranging from 0.16% to 0.27% at 08/31/12 and contractual maturities of collateral ranging from 12/15/20 to 08/01/25 (See Note 1J)(l)				(11,525,000)

OTHER ASSETS LESS LIABILITIES–(0.35)%				(2,076,035)

NET ASSETS–100.00%				$582,781,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Intermediate Term Municipal Income Fund

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit

MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $6,508,854, which represented 1.12% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $246,031, which represented 0.04% of the Fund’s Net Assets.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.7%

National Public Finance Guarantee Corp.	7.7

American Municipal Bond Assurance Corp.	7.6

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Fund’s investments with a value of $20,692,512 are held by Dealer Trusts and serve as collateral for the $11,525,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments
as of August 31, 2012

Revenue Bonds	81.0%

General Obligations Bonds	10.3

Pre-Refunded Bonds	2.0

Other	6.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $548,135,138)	$596,382,388

Cash	675,222

Receivable for:
Investments sold	1,204,514

Fund shares sold	4,636,280

Interest	6,476,673

Fund expenses absorbed	83,489

Investment for trustee deferred compensation and retirement plans	13,706

Other assets	41,878

Total assets	609,514,150

Liabilities:
Floating rate note obligations	11,525,000

Payable for:
Investments purchased	12,896,664

Fund shares reacquired	1,425,942

Dividends	539,699

Accrued fees to affiliates	263,423

Accrued other operating expenses	41,400

Trustee deferred compensation and retirement plans	40,669

Total liabilities	26,732,797

Net assets applicable to shares outstanding	$582,781,353

Net assets consist of:
Shares of beneficial interest	$616,603,338

Undistributed net investment income	945,932

Undistributed net realized gain (loss)	(83,015,167)

Unrealized appreciation	48,247,250

$582,781,353

Net Assets:
Class A	$352,229,933

Class B	$10,659,658

Class C	$83,687,225

Class Y	$136,204,537

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	31,298,758

Class B	928,607

Class C	7,447,225

Class Y	12,113,837

Class A:
Net asset value per share	$11.25

Maximum offering price per share
(Net asset value of $11.25 divided by 95.25%)	$11.81

Class B:
Net asset value and offering price per share	$11.48

Class C:
Net asset value and offering price per share	$11.24

Class Y:
Net asset value and offering price per share	$11.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Intermediate Term Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$12,213,481

Expenses:
Advisory fees	1,378,454

Administrative services fees	76,588

Custodian fees	7,398

Distribution fees:

Class A	414,961

Class B	13,779

Class C	389,007

Interest, facilities and maintenance fees	47,464

Transfer agent fees	216,503

Trustees’ and officers’ fees and benefits	25,024

Other	111,923

Total expenses	2,681,101

Less: Fees waived	(430,389)

Net expenses	2,250,712

Net investment income	9,962,769

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(216,002)

Change in net unrealized appreciation of investment securities	3,248,207

Net realized and unrealized gain	3,032,205

Net increase in net assets resulting from operations	$12,994,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$9,962,769	$18,089,250

Net realized gain (loss)	(216,002)	765,006

Change in net unrealized appreciation	3,248,207	24,961,805

Net increase in net assets resulting from operations	12,994,974	43,816,061

Distributions to shareholders from net investment income:
Class A	(6,239,645)	(11,034,691)

Class B	(207,781)	(395,903)

Class C	(1,171,944)	(1,919,281)

Class Y	(2,727,187)	(4,453,927)

Total distributions from net investment income	(10,346,557)	(17,803,802)

Share transactions–net:
Class A	32,403,576	79,809,222

Class B	(745,038)	(2,466,495)

Class C	11,860,755	12,798,156

Class Y	(283,331)	116,256,621

Net increase in net assets resulting from share transactions	43,235,962	206,397,504

Net increase in net assets	45,884,379	232,409,763

Net assets:
Beginning of period	536,896,974	304,487,211

End of period (includes undistributed net investment income of $945,932 and $1,329,720, respectively)	$582,781,353	$536,896,974

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Intermediate Term Municipal Income Fund, formerly Invesco Van Kampen Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size

22        Invesco Intermediate Term Municipal Income Fund

trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these

23        Invesco Intermediate Term Municipal Income Fund

arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.50%

Over $500 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an

24        Invesco Intermediate Term Municipal Income Fund

expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $430,389.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $92,357 in front-end sales commissions from the sale of Class A shares and $1,316, $2,596 and $3,801 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$596,382,388	$—	$596,382,388

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

25        Invesco Intermediate Term Municipal Income Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $8,287,857 and 1.14%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2018	$58,984,272	$—	$58,984,272

February 28, 2019	23,141,936	—	23,141,936

Total capital loss carryforward	$82,126,208	$—	$82,126,208

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Municipal Fund into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $75,568,052 and $32,530,938, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$49,713,569

Aggregate unrealized (depreciation) of investment securities	(1,256,024)

Net unrealized appreciation of investment securities	$48,457,545

Cost of investments for tax purposes is $547,924,843.

26        Invesco Intermediate Term Municipal Income Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	4,941,552	$55,293,421	7,510,640	$81,698,620

Class B	36,619	417,776	123,449	1,362,027

Class C	1,607,372	17,960,892	2,145,656	23,348,776

Class Y	1,172,939	13,109,565	1,535,817	16,937,716

Issued as reinvestment of dividends:
Class A	373,066	4,176,960	675,831	7,360,952

Class B	12,375	141,298	24,661	272,711

Class C	75,095	839,622	122,871	1,335,319

Class Y	200,685	2,244,034	334,663	3,657,203

Automatic conversion of Class B shares to Class A shares:
Class A	54,037	603,947	207,501	2,238,021

Class B	(52,965)	(603,947)	(204,656)	(2,238,021)

Issued in connection with acquisitions:(b)
Class A	—	—	6,150,478	66,243,030

Class B	—	—	1,608	17,575

Class C	—	—	55,039	591,735

Class Y	—	—	13,698,418	147,344,953

Reacquired:
Class A	(2,475,124)	(27,670,752)	(7,160,404)	(77,731,401)

Class B	(61,337)	(700,165)	(170,252)	(1,880,787)

Class C	(621,194)	(6,939,759)	(1,155,543)	(12,477,674)

Class Y	(1,399,982)	(15,636,930)	(4,762,962)	(51,683,251)

Net increase in share activity	3,863,138	$43,235,962	19,132,815	$206,397,504

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all of the net assets of Invesco Municipal Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Municipal Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 19,905,543 shares of the Fund for 18,432,605 outstanding shares of Invesco Municipal Fund as of the close of business on June 3, 2011. Class A, Class B, Class C and Class Y shares of Invesco Municipal Fund were exchanged for Class A, Class B, Class C and Class Y shares of the Fund, respectively, based on the relative net asset value of Invesco Municipal Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Municipal Fund’s net assets at that date of $214,197,293, including $11,448,974 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $309,026,482 and $523,223,775 immediately following the acquisition.

The pro forma results of operations for the year ended February 29, 2012, assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$20,221,561

Net realized/unrealized gains	29,437,381

Change in net assets resulting from operations	$49,658,942

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since June 6, 2011.

27        Invesco Intermediate Term Municipal Income Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

														Ratio of
										Ratio of		Ratio of		expenses
			Net gains							expenses		expenses		to average net
			(losses)							to average		to average net		assets with		Ratio of net
	Net asset		on securities		Dividends					net assets		assets without		fee waivers		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		(excluding interest,		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		facilities and		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return		(000s omitted)	absorbed		absorbed		maintenance fees)		net assets		turnover(b)

Class A
Six months ended 08/31/12	$11.20	$0.20	$0.06	$0.26	$(0.21)	$11.25	2.37	%(c)	$352,230	0.77	%(d)	0.92	%(d)	0.75	%(d)	3.62	%(d)	6%
Year ended 02/29/12	10.57	0.43	0.62	1.05	(0.42)	11.20	10.18	(c)	318,219	0.76		0.89		0.75		3.96		16
Five months ended 02/28/11	11.03	0.19	(0.47)	(0.28)	(0.18)	10.57	(2.57	)(c)	222,214	0.81	(e)	0.91	(e)	0.80	(e)	4.19	(e)	4
Year ended 09/30/10	10.80	0.44	0.21	0.65	(0.42)	11.03	6.24	(c)	270,764	0.83		0.93		0.82		4.05		12
Year ended 09/30/09	10.05	0.42	0.76	1.18	(0.43)	10.80	12.16	(f)	225,086	0.93		1.03		0.90		4.16		23
Year ended 09/30/08	10.59	0.41	(0.55)	(0.14)	(0.40)	10.05	(1.42	)(f)	103,657	1.00		1.10		0.95		3.95		61
Year ended 09/30/07	10.68	0.38	(0.10)	0.28	(0.37)	10.59	2.63	(f)	81,398	0.98		1.08		0.98		3.54		11

Class B
Six months ended 08/31/12	11.43	0.20	0.07	0.27	(0.22)	11.48	2.36	(c)(g)	10,660	0.77	(d)(g)	0.92	(d)(g)	0.75	(d)(g)	3.62	(d)(g)	6
Year ended 02/29/12	10.74	0.42	0.64	1.06	(0.37)	11.43	10.02	(c)(g)	11,358	0.93	(g)	1.06	(g)	0.92	(g)	3.79	(g)	16
Five months ended 02/28/11	11.20	0.16	(0.47)	(0.31)	(0.15)	10.74	(2.81	)(c)	13,089	1.56	(e)	1.66	(e)	1.55	(e)	3.44	(e)	4
Year ended 09/30/10	10.96	0.36	0.22	0.58	(0.34)	11.20	5.46	(c)	16,362	1.58		1.68		1.57		3.30		12
Year ended 09/30/09	10.19	0.36	0.77	1.13	(0.36)	10.96	11.42	(g)(h)	13,648	1.57	(g)	1.67	(g)	1.55	(g)	3.53	(g)	23
Year ended 09/30/08	10.73	0.41	(0.56)	(0.15)	(0.39)	10.19	(1.45	)(g)(h)	10,519	1.05	(g)	1.15	(g)	1.00	(g)	3.87	(g)	61
Year ended 09/30/07	10.82	0.38	(0.10)	0.28	(0.37)	10.73	2.59	(g)(h)	11,105	0.98	(g)	1.08	(g)	0.98	(g)	3.55	(g)	11

Class C
Six months ended 08/31/12	11.19	0.15	0.07	0.22	(0.17)	11.24	1.99	(c)	83,687	1.52	(d)	1.67	(d)	1.50	(d)	2.87	(d)	6
Year ended 02/29/12	10.56	0.35	0.62	0.97	(0.34)	11.19	9.37	(c)	71,439	1.51		1.64		1.50		3.21		16
Five months ended 02/28/11	11.02	0.15	(0.47)	(0.32)	(0.14)	10.56	(2.88	)(c)	55,088	1.56	(e)	1.66	(e)	1.55	(e)	3.44	(e)	4
Year ended 09/30/10	10.78	0.35	0.23	0.58	(0.34)	11.02	5.53	(c)	61,646	1.58		1.68		1.57		3.30		12
Year ended 09/30/09	10.03	0.34	0.77	1.11	(0.36)	10.78	11.35	(i)	38,649	1.68		1.78		1.66		3.41		23
Year ended 09/30/08	10.57	0.33	(0.55)	(0.22)	(0.32)	10.03	(2.17	)(i)	18,425	1.75		1.85		1.70		3.20		61
Year ended 09/30/07	10.66	0.30	(0.10)	0.20	(0.29)	10.57	1.88	(g)(i)	13,010	1.72	(g)	1.82	(g)	1.72	(g)	2.81	(g)	11

Class Y(j)
Six months ended 08/31/12	11.19	0.21	0.07	0.28	(0.23)	11.24	2.50	(c)	136,205	0.52	(d)	0.67	(d)	0.50	(d)	3.87	(d)	6
Year ended 02/29/12	10.56	0.46	0.62	1.08	(0.45)	11.19	10.45	(c)	135,882	0.51		0.64		0.50		4.21		16
Five months ended 02/28/11	11.03	0.20	(0.48)	(0.28)	(0.19)	10.56	(2.56	)(c)	14,096	0.56	(e)	0.66	(e)	0.55	(e)	4.44	(e)	4
Year ended 09/30/10	10.79	0.46	0.23	0.69	(0.45)	11.03	6.56	(c)	9,361	0.58		0.68		0.57		4.30		12
Year ended 09/30/09	10.04	0.45	0.76	1.21	(0.46)	10.79	12.45	(k)	6,598	0.67		0.77		0.65		4.49		23
Year ended 09/30/08	10.59	0.45	(0.58)	(0.13)	(0.42)	10.04	(1.27	)(k)	883	0.73		0.83		0.69		4.33		61
Year ended 09/30/07	10.67	0.40	(0.09)	0.31	(0.39)	10.59	2.98	(k)	231	0.72		0.82		0.72		3.79		11

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $329,262, $10,933, $77,167 and $134,734 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Annualized.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	The total return, ratio of expense to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

NOTE 10—Subsequent Event

Effective September 24, 2012, the maximum sales charge imposed on Class A shares changed from 4.75% to 4.25%.

28        Invesco Intermediate Term Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,023.70	$3.93	$1,021.32	$3.92	0.77%

B	1,000.00	1,023.60	3.93	1,021.32	3.92	0.77

C	1,000.00	1,019.90	7.74	1,017.54	7.73	1.52

Y	1,000.00	1,025.00	2.65	1,022.58	2.65	0.52

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

29        Invesco Intermediate Term Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts (Formerly Known As Invesco Van Kampen Intermediate Term Municipal Income Fund)

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Intermediate Term Municipal Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

30        Invesco Intermediate Term Municipal Income Fund

  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the first quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

31        Invesco Intermediate Term Municipal Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-ITMI-SAR-1	Invesco Distributors, Inc.

Invesco Municipal Income Fund
Effective September 24, 2012, after the close of the reporting period, Invesco Van Kampen Municipal Income Fund was renamed Invesco Municipal Income Fund.

Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: VKMMX ▪ B: VMIBX ▪ C: VMICX ▪ Y: VMIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
28	Financial Statements
30	Notes to Financial Statements
36	Financial Highlights
37	Fund Expenses
38	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED      |      MAY LOSE VALUE       |       NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.74%

Class B Shares	3.43

Class C Shares	3.36

Class Y Shares	3.94

Barclays Municipal Bond Index▼ (Broad Market/Style-Specific Index)	2.94

Source(s): ▼Lipper Inc.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Municipal Income Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (8/1/90)		5.20%	5.18%	5.21%

10	Years	3.80	3.79	3.89

5	Years	3.94	3.94	4.05

1	Year	6.14	6.14	5.54

Class B Shares

Inception (8/24/92)		4.50%	4.48%	4.53%

10	Years	3.68	3.68	3.73

5	Years	3.83	3.83	3.88

1	Year	5.62	5.62	5.00

Class C Shares

Inception (8/13/93)		3.71%	3.70%	3.77%

10	Years	3.53	3.52	3.58

5	Years	4.16	4.16	4.15

1	Year	9.64	9.64	7.61

Class Y Shares

Inception (8/12/05)		4.46%	4.46%	4.52%

5	Years	5.22	5.22	5.19

1	Year	11.71	11.71	9.33

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (8/1/90)		5.15%	5.13%	5.17%

10	Years	3.86	3.86	3.96

5	Years	3.17	3.17	3.38

1	Year	6.82	6.82	6.02

Class B Shares

Inception (8/24/92)		4.44%	4.42%	4.48%

10	Years	3.75	3.75	3.80

5	Years	3.07	3.07	3.21

1	Year	6.34	6.34	5.51

Class C Shares

Inception (8/13/93)		3.64%	3.64%	3.71%

10	Years	3.59	3.59	3.64

5	Years	3.39	3.39	3.49

1	Year	10.36	10.36	8.12

Class Y Shares

Inception (8/12/05)		4.27%	4.27%	4.36%

5	Years	4.45	4.45	4.54

1	Year	12.52	12.52	9.90

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Municipal Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Municipal Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Municipal Income Fund (renamed Invesco Municipal Income Fund). Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 1.65%, 1.65% and 0.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco Municipal Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Municipal Income Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–107.07%
Alabama–0.79%
Birmingham (City of) Water Works Board; Series 2004 A, Water & Sewer RB(a)(b)	5.00%	01/01/14	$1,095	$1,164,259

Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB(c)	5.20%	06/01/25	2,500	2,585,150

Houston (County of) Health Care Authority; Series 2006 A, RB (INS–AMBAC)(d)	5.25%	10/01/30	3,670	3,757,272

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	900	901,638

Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	3	0

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	4,100	4,666,866

University of Alabama Board of Trustees; Series 2008 A, Hospital RB	5.75%	09/01/22	3,000	3,457,410

				16,532,595

Alaska–1.27%
Alaska (State of) Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS–AMBAC)(c)(d)	5.00%	12/01/35	1,970	1,956,466

Alaska (State of) International Airports System;
Series 2006 B, Ref. RB (INS–NATL)(d)	5.00%	10/01/24	6,525	7,370,836

Series 2006 D, Ref. RB (INS–NATL)(d)	5.00%	10/01/24	9,570	10,810,559

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.75%	09/01/33	200	231,244

Matanuska-Susitna (Borough of) (Goose Creek Correctional Center); Series 2009, Lease RB (INS–AGC)(d)	6.00%	09/01/28	5,000	6,069,100

				26,438,205

Arizona–3.36%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2008 D, RB (INS–BHAC)(d)	5.50%	01/01/38	5,000	5,481,150

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/39	5,000	5,566,600

Arizona (State of);
Series 2008 A, COP (INS–AGM)(d)	5.00%	09/01/24	2,375	2,645,014

Series 2008 A, COP (INS–AGM)(d)	5.00%	09/01/26	2,420	2,668,631

Arizona State University (Research Infrastructure); Series 2004, COP (INS–AMBAC)(d)	5.25%	09/01/24	885	957,490

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,655	1,695,481

Series 2005 B, Ref. Hospital RB	5.25%	12/01/23	3,250	3,403,660

Series 2005 B, Ref. Hospital RB	5.25%	12/01/25	2,250	2,343,060

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	1,000	1,066,720

Series 2010, RB	5.13%	05/15/40	2,150	2,292,029

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(d)	5.25%	01/01/32	1,665	1,760,188

Maricopa County Pollution Control Corp. (Arizona Public Service Co.–Palo Verde); Series 2009 A, Ref. PCR(b)(e)	6.00%	05/01/14	1,000	1,073,460

Maricopa County Pollution Control Corp. (El Paso Electric Co. Palo Verde); Series 2012, Ref. PCR	4.50%	08/01/42	4,000	4,091,480

Navajo County Pollution Control Corp.;
Series 2009 C, PCR(b)(e)	5.50%	06/01/14	1,000	1,067,960

Series 2009 E, PCR(b)(e)	5.75%	06/01/16	1,000	1,130,540

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	600	627,870

Series 2009, Education RB	7.13%	01/01/45	570	599,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–(continued)

Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, Education RB	6.30%	07/01/42	$750	$802,073

Series 2012, Education RB	6.40%	07/01/47	400	428,004

Phoenix (City of) Industrial Development Authority (Rowan University);
Series 2012, Lease RB	5.25%	06/01/34	1,000	1,113,280

Series 2012, Lease RB	5.00%	06/01/42	5,000	5,393,800

Phoenix Civic Improvement Corp.;
Series 2002 B, Sr. Lien Airport RB (INS–NATL)(c)(d)	5.25%	07/01/32	5,000	5,006,550

Series 2004, Jr. Lien Wastewater System RB (INS–NATL)(d)	5.00%	07/01/27	2,000	2,130,580

Series 2008 B, Sr. Lien Airport RB(c)	5.25%	07/01/19	1,000	1,161,040

Pima (County of) Industrial Development Authority (Global Water Resources, LLC);
Series 2007, Water & Wastewater RB(c)	6.55%	12/01/37	1,600	1,674,432

Series 2008, Water & Wastewater RB(c)	6.38%	12/01/18	815	873,990

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,925	2,084,890

Pinal (County of) Electric District No. 3; Series 2011, Ref. Electrical System RB	5.25%	07/01/41	2,000	2,238,060

Pinal (County of) Electric District No. 4;
Series 2008, Electrical System RB	6.00%	12/01/23	550	615,742

Series 2008, Electrical System RB	6.00%	12/01/28	740	815,406

Salt River Project Agricultural Improvement & Power District;
Series 2009 A, Electric System RB(f)	5.00%	01/01/25	3,000	3,498,810

Series 2009 A, Electric System RB(f)	5.00%	01/01/28	2,000	2,313,320

University Medical Center Corp.; Series 2009, Hospital RB	6.00%	07/01/24	1,250	1,443,737

				70,064,066

California–11.18%
ABAG Finance Authority for Non-profit Corps. (Jewish Home of San Francisco); Series 2005, VRD RB (LOC–Wells Fargo Bank N.A.)(g)(h)	0.15%	11/15/35	3,100	3,100,000

Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	2,000	2,199,100

Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(d)	5.00%	12/01/25	4,535	5,025,324

Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(d)	5.25%	09/01/35	3,780	3,780,718

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/26	3,180	1,879,412

Series 2009, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/31	40	18,408

California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(c)(f)	4.95%	12/01/37	9,585	9,837,181

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	5,000	5,905,050

California (State of) Housing Finance Agency;
Series 1983 B, Home Mortgage CAB RB (CEP–FHA)(i)	0.00%	08/01/15	10	7,595

Series 2008 K, Home Mortgage RB(c)	5.30%	08/01/23	3,410	3,539,341

Series 2008 K, Home Mortgage RB(c)	5.45%	08/01/28	4,000	4,155,960

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,182,300

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,299,375

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	7,000	7,495,460

California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.25%	08/01/24	2,000	2,455,800

California (State of) Statewide Communities Development Authority (Pooled Financing Program);
Series 2004 A, Water & Wastewater RB(a)	5.25%	10/01/24	3,920	4,125,369

Series 2004 A, Water & Wastewater RB (INS–AGM)(d)	5.00%	10/01/29	1,095	1,143,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	$500	$547,985

Series 2009, Senior Living RB	6.63%	11/15/24	2,000	2,273,400

California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	3,500	4,446,050

Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	4,000	4,396,320

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	4,407,760

California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	1,785	1,678,168

Capistrano Unified School District; Series 2005, Community Facilities Special Tax RB (INS–NATL)(d)	5.00%	09/01/25	5,000	5,128,650

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	08/01/29	1,585	718,148

Earlimart School District; Series 1994 1, Unlimited Tax GO Bonds (INS–AMBAC)(d)	6.70%	08/01/21	425	520,638

El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/32	5,030	1,890,224

Series 2009 A, Unlimited Tax CAB GO Bonds(i)	0.00%	08/01/33	4,185	1,485,089

Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS–NATL)(d)(i)	0.00%	01/15/17	3,000	2,354,190

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	1,500	1,531,350

Golden West Schools Financing Authority; Series 1999 A, Ref. RB (INS–NATL)(d)	5.75%	08/01/19	265	317,470

Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.50%	08/01/29	2,000	2,239,180

Long Beach Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds	5.75%	08/01/33	5,000	5,940,550

Los Angeles (City of) Department of Water & Power; Subseries 2008 A-1, Power System RB(f)	5.25%	07/01/38	2,000	2,336,940

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/29	3,000	3,444,960

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(d)(i)	0.00%	08/01/35	3,260	995,245

Oakland (Port of);
Series 2002 L, RB(b)(c)	5.00%	11/01/12	530	534,192

Series 2002 L, RB (INS–NATL)(a)(c)(d)	5.00%	11/01/21	4,260	4,283,345

Series 2007 A, Ref. Intermediate Lien RB (INS–NATL)(c)(d)	5.00%	11/01/29	4,000	4,185,760

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/37	1,170	319,714

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/38	4,770	1,234,238

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/39	5,010	1,220,787

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/40	5,260	1,212,903

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/41	5,520	1,204,298

Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS–AGM)(d)	5.50%	08/01/31	2,420	2,784,621

Poway Unified School District (Community Facilities District No. 6); Series 2007, Special Tax RB (INS–AMBAC)(d)	5.00%	09/01/35	5,000	5,052,850

Regents of the University of California;
Series 2009 O, General RB(f)	5.75%	05/15/23	5,570	6,929,470

Series 2009 O, General RB(f)	5.75%	05/15/25	8,205	10,176,005

Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,500	2,846,075

Riverside (City of); Series 2008 D, Electric RB (INS–AGM)(d)	5.00%	10/01/38	6,335	6,878,543

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	4,300	4,715,208

San Buenaventura (City of) (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/20	1,000	1,173,590

Series 2011, RB	6.50%	12/01/21	2,000	2,405,580

Series 2011, RB	6.50%	12/01/22	2,000	2,390,100

San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(f)	5.25%	08/01/33	7,500	8,975,550

San Diego Unified School District; Series 2012 R-1, Unlimited Tax CAB GO Bonds(i)	0.00%	07/01/30	7,000	3,059,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 C, Ref. Second Series RB(c)	5.00%	05/01/23	$10,000	$11,581,300

San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2009 D, Tax Allocation RB	6.00%	08/01/24	1,000	1,098,860

San Jose (City of);
Series 2011 A-1, Airport RB(c)	5.25%	03/01/26	2,730	3,089,132

Series 2011 A-1, Airport RB(c)	6.25%	03/01/34	2,500	2,974,375

San Marcos (City of) Public Facilities Authority; Series 2006 A, Ref. Tax Increment Pass-Through RB (INS–AMBAC)(d)	5.00%	10/01/31	5,140	5,252,977

South Orange (County of) Public Financing Authority (Ladera Ranch); Series 2005 A, Special Tax RB (INS–AMBAC)(d)	5.00%	08/15/27	5,380	5,504,332

South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2005 A, Ref. RB (INS–AMBAC)(d)	5.00%	10/01/35	2,000	2,006,700

Southern California Metropolitan Water District; Series 2005 A, RB (INS–AGM)(d)	5.00%	07/01/35	2,000	2,204,280

Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS–AMBAC)(d)(j)	9.15%	07/01/15	9,000	10,629,180

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,336,030

West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	08/01/27	7,865	3,771,661

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	08/01/24	3,570	2,214,435

				233,047,834

Colorado–2.61%
Colorado (State of) Educational & Cultural Facilities Authority (Aurora Academy); Series 2004, Charter School RB (INS–SGI)(d)	5.25%	02/15/34	3,745	3,791,176

Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS–AGC)(d)	5.00%	06/01/37	1,070	1,130,262

Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,022,990

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	2,400	2,920,152

Series 2010, Private Activity RB	6.00%	01/15/41	2,650	3,067,720

Colorado Springs (City of);
Series 2002, Hospital RB (INS–AGM)(d)	5.25%	12/15/20	3,375	3,950,876

Series 2002, Hospital RB (INS–AGM)(d)	5.25%	12/15/21	3,530	4,093,564

Denver (City & County of) (Justice System);
Series 2008, Unlimited Tax GO Bonds(f)	5.00%	08/01/24	6,000	7,141,560

Series 2008, Unlimited Tax GO Bonds(f)	5.00%	08/01/25	1,500	1,787,910

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(d)	5.00%	12/01/35	5,680	5,825,522

E-470 Public Highway Authority; Series 1997 B, Sr. CAB RB (INS–NATL)(d)(i)	0.00%	09/01/14	20,000	19,104,000

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	500	511,180

				54,346,912

Connecticut–0.90%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(c)	5.50%	04/01/21	3,000	3,451,770

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/41	5,700	6,135,765

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-2, RB (INS–NATL)(d)	5.00%	07/01/23	1,100	1,238,193

Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB	5.38%	07/01/41	4,000	4,537,800

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(c)	5.00%	05/15/31	1,875	2,033,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Connecticut–(continued)

Hamden (Town of) (Whitney Center);
Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	$335	$335,493

Series 2009 C, RB(b)(e)	7.25%	01/01/16	1,000	1,058,450

				18,791,227

Delaware–0.03%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/22	630	646,046

District of Columbia–2.45%
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB	6.38%	03/01/31	2,980	3,224,479

Series 2011, RB	6.63%	03/01/41	1,100	1,201,068

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,200	2,577,894

District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(d)	5.50%	10/01/41	4,000	4,635,240

District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(d)	5.00%	02/01/31	12,000	12,466,680

Series 2009 A, Sec. Income Tax RB(f)	5.00%	12/01/23	10,715	13,196,701

Series 2009 A, Sec. Income Tax RB(f)	5.25%	12/01/27	6,860	8,511,682

Series 2009 B, Ref. Sec. Income Tax RB(f)	5.00%	12/01/24	4,285	5,166,082

				50,979,826

Florida–6.83%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,023,440

Series 2007, IDR	5.88%	11/15/36	1,000	983,420

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	3,000	3,470,610

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(d)	5.95%	07/01/20	480	500,467

Florida (State of) Board of Education; Series 2007 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/19	3,715	4,276,819

Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/26	1,305	1,511,986

Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/27	1,325	1,531,753

Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/28	1,440	1,670,213

Series 2008 A, Ref. Turnpike RB(f)	5.00%	07/01/32	2,500	2,867,275

Florida (State of) Mid-Bay Bridge Authority;
Series 1991 A, RB(a)	6.88%	10/01/22	2,500	3,419,625

Series 1993 A, Ref. RB (INS–AMBAC)(d)	5.85%	10/01/13	1,260	1,262,848

Series 2008 A, Ref. RB (INS–AGC)(d)	5.00%	10/01/27	1,840	1,976,436

Florida (State of) Municipal Loan Council; Series 2000 B, RB (INS–NATL)(d)	5.75%	11/01/14	65	65,239

Florida Housing Finance Corp. (Homeowner Mortgage);
Series 2008 1, RB (CEP–GNMA)(c)	5.80%	07/01/28	1,155	1,184,938

Series 2008 1, RB (CEP–GNMA)(c)	6.00%	07/01/39	710	712,911

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(a)(b)(e)	5.25%	11/15/16	100	119,388

Series 2006 C, RB	5.25%	11/15/36	3,900	4,166,916

Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS–AGC)(c)(d)	5.38%	10/01/33	2,500	2,711,275

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	3,000	3,463,590

Key West (City of) Utility Board; Series 1985 D, Electricity CAB RB(a)(i)	0.00%	10/01/13	1,000	989,560

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/42	5,000	5,457,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) (Miami International Airport);
Series 2005, Aviation RB (INS–AGC)(c)(d)	5.00%	10/01/38	$16,100	$16,616,327

Series 2010 A, Aviation RB	5.38%	10/01/35	2,000	2,288,460

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS–BHAC)(d)	5.50%	04/01/38	4,000	4,452,800

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(d)	5.00%	07/01/35	3,350	3,726,707

Miami-Dade (County of) School Board; Series 2008 B, COP (INS–AGC)(d)	5.25%	05/01/26	5,000	5,686,700

Miami-Dade (County of);
Series 2005 B, Sub. Special Obligation RB (INS–NATL)(d)	5.00%	10/01/35	2,500	2,622,425

Series 2010, Water & Sewer System RB (INS–AGM)(d)	5.00%	10/01/39	4,500	5,026,950

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/31	1,500	1,730,970

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/33	1,260	1,441,415

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/42	5,500	6,203,120

Palm Beach (County of) Health Facilities Authority (The Waterford);
Series 2007, RB	5.25%	11/15/17	2,200	2,339,634

Series 2007, RB	5.88%	11/15/37	800	833,152

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(d)	5.00%	09/01/35	1,500	1,639,065

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)(e)	5.35%	05/01/18	5,200	5,900,648

Reunion East Community Development District; Series 2005, Special Assessment RB(k)	5.80%	05/01/36	490	220,735

Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(l)	5.75%	10/01/22	500	541,905

Series 2007 A, Special Obligation RB(l)	5.25%	10/01/27	3,500	3,647,805

Seven Oaks Community Development District II; Series 2003 A, Special Assessment RB	6.40%	05/01/34	1,340	1,294,226

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(f)	5.00%	08/15/42	18,000	19,247,940

St. Johns (County of) Industrial Development Authority (Professional Golf); Series 2001, Ref. RB (INS–NATL)(d)	5.25%	09/01/12	270	270,000

Sunrise (City of);
Series 1998, Ref. Utility System RB(a)(b)	5.20%	10/01/20	1,725	2,145,572

Series 1998, Ref. Utility System RB (INS–AMBAC)(d)	5.20%	10/01/22	2,275	2,609,652

Tallahassee (City of) (Tallahassee Memorial Regional Medical); Series 1994, Ref. Health Facilities RB (INS–NATL)(d)	6.63%	12/01/13	3,330	3,342,954

Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(d)	6.00%	10/01/29	3,000	4,203,480

Village Center Community Development District; Series 2001 A, Recreational RB (INS–NATL)(d)	5.20%	11/01/25	1,000	1,000,880

				142,400,031

Georgia–2.25%
Atlanta (City of) (Atlantic Station);
Series 2007, Ref. Tax Allocation RB (INS–AGC)(d)	5.25%	12/01/21	1,370	1,513,453

Series 2007, Ref. Tax Allocation RB (INS–AGC)(d)	5.25%	12/01/22	1,000	1,096,880

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	4,810	5,359,687

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,500	2,695,175

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(d)	5.00%	01/01/33	4,000	4,224,880

Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(d)	5.00%	01/01/34	3,000	3,156,660

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,000	1,234,590

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,000	1,230,150

Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(d)	5.25%	10/01/39	3,000	3,229,980

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2009 A-2, Retirement Community RB	6.38%	11/15/29	700	801,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Georgia (State of) Municipal Electric Authority;
Series 1998 Y, Power RB(a)	6.40%	01/01/13	$325	$331,750

Series 1998 Y, Power RB (INS–AMBAC)(d)	6.40%	01/01/13	4,640	4,721,200

Series 1998 Y, Power RB(a)(b)	6.50%	01/01/14	145	157,167

Series 1998 Y, Power RB(a)	6.50%	01/01/17	410	458,093

Series 1998 Y, Power RB (INS–NATL)(d)	6.50%	01/01/17	9,445	10,682,861

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,000	2,035,600

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/41	3,500	3,892,420

				46,822,032

Hawaii–0.82%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. & Subsidiary); Series 2009, Special Purpose RB	6.50%	07/01/39	2,000	2,344,500

Hawaii (State of) Department of Budget & Finance;
Series 2009 C-1, Special Purpose Senior Living RB	7.50%	11/15/15	1,675	1,686,892

Series 2012, Ref. Special Purpose Senior Living RB	5.13%	11/15/32	1,500	1,594,245

Series 2012, Ref. Special Purpose Senior Living RB	5.25%	11/15/37	1,250	1,313,938

Hawaii Housing Finance & Development Corp.; Series 1997 A, Single Family Mortgage Purchase RB (CEP–FNMA)(c)	5.75%	07/01/30	60	60,241

Honolulu (City & County of);
Series 2009 A, Unlimited Tax GO Bonds(f)	5.25%	04/01/29	4,120	4,862,630

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/33	2,000	2,429,100

Series 2011 A, Unlimited Tax GO Bonds	5.25%	08/01/34	2,355	2,831,110

				17,122,656

Idaho–0.77%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,185,940

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	595	607,531

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB (INS–AGC)(d)	5.25%	07/15/23	4,230	5,025,409

Series 2008 A, Grant & RAB (INS–AGC)(d)	5.25%	07/15/24	3,485	4,134,360

Idaho (State of) Housing & Finance Association;
Series 2008 A, Class I, Single Family Mortgage RB(c)	5.63%	07/01/28	50	50,127

Series 2008 A, Class I, Single Family Mortgage RB(c)	5.75%	07/01/39	100	100,264

Series 2008 A, Class II, Single Family Mortgage RB(c)	5.85%	07/01/36	1,320	1,404,044

Series 2008 A, Class III, Single Family Mortgage RB(c)	5.70%	07/01/28	3,270	3,435,168

				15,942,843

Illinois–13.10%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	2,250	2,156,175

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,500	1,059,630

Bourbonnais (Village of) (Olivet Nazarene University); Series 2007, Industrial Project RB (INS–Radian)(d)	5.13%	11/01/37	3,755	3,870,616

Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	470	470,141

Chicago (City of) (Midway Airport);
Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(d)	5.00%	01/01/21	5,925	6,378,085

Series 2004 B, Ref. Second Lien RB (INS–AMBAC)(d)	5.00%	01/01/22	6,220	6,695,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Chicago (City of) (O’Hare International Airport);
Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(d)	5.25%	01/01/21	$2,840	$2,987,936

Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(d)	5.25%	01/01/23	3,120	3,272,755

Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(d)	5.25%	01/01/24	1,430	1,497,296

Series 2003 E, Ref. Third Lien General Airport RB (INS–AGC)(d)	5.00%	01/01/34	5,000	5,126,550

Series 2004 A, Ref. Third Lien General Airport RB (INS–AGC)(d)	5.00%	01/01/29	1,000	1,051,980

Series 2005 A, Third Lien General Airport RB (INS–AGC)(d)	5.25%	01/01/24	6,000	6,640,980

Series 2005 A, Third Lien General Airport RB (INS–AGC)(d)	5.25%	01/01/26	3,855	4,282,674

Series 2005 A, Third Lien General Airport RB (INS–NATL)(d)	5.25%	01/01/24	5,000	5,534,150

Series 2008 A, Third Lien General Airport RB (INS–AGM)(d)(f)	5.00%	01/01/33	3,000	3,243,600

Chicago (City of) (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/22	3,620	3,679,296

Chicago (City of) (San Drain & Ship Canal); Series 1997 A, Tax Increment Allocation RB	7.75%	01/01/14	380	381,208

Chicago (City of) Board of Education (School Reform);
Series 1998 B-1, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	12/01/19	2,845	2,318,447

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	12/01/19	1,500	1,222,380

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	12/01/25	1,020	592,426

Chicago (City of) Metropolitan Water Reclamation District; Series 2011 B, Capital Improvement Limited Tax GO Bonds(f)	5.00%	12/01/24	15,000	18,452,250

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS–AGC)(d)	5.25%	06/01/25	4,840	5,359,235

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(f)	5.25%	12/01/36	12,000	13,753,800

Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(d)	6.25%	01/01/14	3,000	3,212,520

Series 2001 A, Ref. Project Unlimited Tax GO Bonds (INS–NATL)(d)	5.38%	01/01/17	2,000	2,269,320

Series 2002 A, Ref. Project Unlimited Tax GO Bonds (INS–AMBAC)(d)	5.63%	01/01/39	145	145,526

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(d)(f)	5.25%	01/01/24	4,200	4,776,576

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(d)(f)	5.25%	01/01/25	4,400	4,987,576

Series 2011, COP	7.13%	05/01/21	2,800	3,071,404

Cook County School District No. 100 (Berwyn South);
Series 1997, Unlimited Tax GO Bonds (INS–AGM)(d)	8.20%	12/01/14	290	332,233

Series 1997, Unlimited Tax GO Bonds (INS–AGM)(d)	8.10%	12/01/16	345	432,161

Cook County School District No. 122 (Ridgeland);
Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	12/01/17	2,605	2,343,640

Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	12/01/18	2,995	2,600,439

Series 2000, Unlimited Tax CAB GO Bonds(a)(i)	0.00%	12/01/20	4,050	3,192,696

DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(d)	5.00%	01/01/26	2,600	2,905,370

Series 2008, Unlimited Tax GO Bonds (INS–AGM)(d)	5.00%	01/01/27	990	1,103,137

Du Page County Community High School District No. 108; Series 2002, Unlimited Tax GO Bonds(a)	5.60%	01/01/13	3,000	3,054,210

Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(k)	5.38%	03/01/16	1,000	350,220

Huntley (Village of) Special Service Area No. 10; Series 2007, Ref. Special Tax RB (INS–AGC)(d)	5.10%	03/01/29	3,000	3,215,670

Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 D, RB	6.50%	11/01/38	1,000	1,177,480

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2009 A, RB	6.00%	03/01/38	2,500	2,856,650

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB(k)	5.50%	08/15/18	1,000	9,640

Series 2008 A, Ref. RB(k)	6.00%	08/15/22	250	2,410

Series 2008 A, Ref. RB(k)	6.13%	08/15/28	1,500	14,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	$5,000	$5,621,400

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(f)	5.38%	08/15/24	1,000	1,171,010

Series 2009 A, RB(f)	5.75%	08/15/30	2,000	2,343,620

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,500	1,500,840

Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	2,870	3,281,070

Illinois (State of) Finance Authority (Resurrection Health Care);
Series 1999 A, RB (INS–AGM)(d)	5.50%	05/15/24	12,000	13,030,440

Series 1999 B, RB (INS–AGM)(d)	5.00%	05/15/15	4,700	5,041,502

Series 1999 B, RB (INS–AGM)(d)	5.00%	05/15/17	5,100	5,623,413

Series 1999 B, RB (INS–AGM)(d)	5.00%	05/15/18	5,050	5,632,467

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	2,000	2,330,180

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.40%	04/01/27	1,000	1,040,640

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	4,500	5,693,715

Illinois (State of) Finance Authority (Sherman Health System);
Series 1997, RB (INS–AMBAC)(d)	5.25%	08/01/22	2,000	2,003,060

Series 2007 A, RB	5.50%	08/01/37	3,500	3,783,185

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers); Series 2008, Ref. RB	6.00%	08/15/23	2,745	3,039,456

Illinois (State of) Finance Authority (The Carle Foundation); Series 2011 A, RB	6.00%	08/15/41	4,000	4,704,160

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 B, Ref. RB(d)	5.40%	06/15/19	9,250	10,834,525

Series 2002 B, Ref. Conv. CAB RB (INS–NATL)(d)(i)	0.00%	06/15/22	20,000	18,287,600

Illinois (State of); Series 1991, Civic Center RB (INS–AMBAC)(d)	6.25%	12/15/20	3,495	3,995,065

Lake County Community Consolidated School District No. 50 (Woodland); Series 2000 B, Unlimited Tax CAB GO Bonds(a)(i)	0.00%	12/01/14	1,200	1,185,792

Lake County Community Unit School District No. 60 (Waukegan);
Series 1999 A, Unlimited Tax CAB GO Bonds(a)(i)	0.00%	12/01/17	2,875	2,714,949

Series 1999 A, Unlimited Tax CAB GO Bonds (INS–AGM)(d)(i)	0.00%	12/01/17	3,915	3,451,621

McHenry & Kane Counties Community Consolidated School District No. 158 (Huntley); Series 2000, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	01/01/17	3,000	2,650,950

McHenry (County of) Special Service Area (Wonder Lake Dredging); Series 2010, Special Tax RB	6.50%	03/01/30	3,820	4,260,637

McHenry County Community High School District No. 154 (Marengo); Series 2001, Unlimited Tax CAB GO Bonds (INS–NATL)(d)(i)	0.00%	01/01/16	1,330	1,264,737

Plano (City of) Special Service Area No. 10 (Lakewood Springs Club); Series 2007, Special Tax RB(k)	5.80%	03/01/37	1,500	783,600

Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/21	1,000	1,176,110

Series 2010, RB	6.00%	06/01/28	10,000	11,742,000

United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	971	596,437

University of Illinois; Series 2011 A, Auxiliary Facilities System RB	5.13%	04/01/36	1,000	1,114,450

Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	543	478,003

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(c)	7.00%	12/01/42	420	435,611

				272,892,836

Indiana–1.30%
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana); Series 2007, Hospital RB	5.50%	03/01/22	500	542,105

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.00%	10/01/41	10,000	11,047,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	$1,220	$1,305,510

Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,500	2,605,625

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services); Series 2006 E, Ref. Health System RB (INS–AGM)(d)	5.25%	05/15/41	2,000	2,148,080

Indiana (State of) Health Facility Financing Authority (Hoosier Care); Series 1999 A, RB	7.13%	06/01/34	1,710	1,710,753

Indiana (State of) Municipal Power Agency; Series 2009 B, Power Supply System RB	6.00%	01/01/39	3,000	3,508,860

Indianapolis (City of) Airport Authority (Fed Ex Corp.); Series 2004, Ref. Special Facilities RB(c)	5.10%	01/15/17	1,500	1,703,340

Indianapolis Local Public Improvement Bond Bank; Series 1992 D, RB(a)	6.75%	02/01/14	255	266,197

St. Joseph (County of) Redevelopment District;
Series 1997 B, Tax Increment Allocation CAB RB(i)	0.00%	06/30/13	135	127,136

Series 1997 B, Tax Increment Allocation CAB RB(i)	0.00%	06/30/14	130	113,378

Series 1997 B, Tax Increment Allocation CAB RB(i)	0.00%	06/30/15	130	104,996

Series 1997 B, Tax Increment Allocation CAB RB(i)	0.00%	06/30/16	135	100,980

Series 1997 B, Tax Increment Allocation CAB RB(i)	0.00%	06/30/17	225	155,871

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(l)	5.50%	09/01/27	1,500	1,564,455

				27,004,886

Iowa–2.50%
Altoona (City of); Series 2008, Annual Appropriation Urban Renewal Tax Increment RB	6.00%	06/01/34	1,860	2,011,553

Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.25%	06/15/36	7,000	7,587,510

Coralville (City of); Series 2006 D, COP	5.25%	06/01/26	1,125	1,151,010

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(f)(m)	5.00%	06/01/25	5,815	6,932,701

Series 2009 A, Special Obligation RB(f)(m)	5.00%	06/01/26	4,360	5,181,337

Series 2009 A, Special Obligation RB(f)(m)	5.00%	06/01/27	9,300	11,030,637

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	3,900	3,923,166

Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS–AGC)(d)	5.25%	08/15/29	1,500	1,707,915

Iowa Student Loan Liquidity Corp.; Sr. Series 2011 A-2, RB(c)	5.70%	12/01/27	10,000	11,237,100

Washington (County of) Hospital; Series 2006, Hospital RB	5.50%	07/01/32	1,275	1,304,032

				52,066,961

Kansas–0.52%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	1,500	1,759,875

Kansas (State of) Development Finance Authority (University of Kansas Health System);
Series 2011 H, Health Facilities RB	5.00%	03/01/34	1,000	1,083,440

Series 2011 H, Health Facilities RB	5.13%	03/01/39	2,000	2,164,080

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/32	2,000	2,308,780

Wyandotte (County of) & Kansas City (City of) Unified Government (Redevelopment Project Area B); Series 2005, Ref. Second Lien Sales Tax Special Obligation RB	5.00%	12/01/20	1,120	1,187,749

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System RB (INS–BHAC)(d)	5.00%	09/01/29	2,000	2,321,020

				10,824,944

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–1.58%
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC–U.S. Bank N.A.)(g)(h)	0.18%	12/01/29	$5,500	$5,500,000

Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System);
Series 2009 A, Hospital RB	5.38%	08/15/24	3,000	3,435,870

Series 2009 A, Hospital RB	5.63%	08/15/27	1,000	1,152,720

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS–AGC)(d)	6.00%	12/01/33	4,000	4,464,640

Subseries 2008 A-1, RB (INS–AGC)(d)	6.00%	12/01/38	4,000	4,418,920

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.50%	03/01/45	3,200	3,814,144

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS–AGC)(d)	5.25%	02/01/28	3,000	3,466,020

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(d)	5.25%	10/01/35	6,000	6,658,980

				32,911,294

Louisiana–1.56%
Calcasieu (Parish of) Memorial Hospital Service District (Lake Charles Memorial Hospital);
Series 1992 A, Hospital RB (INS–Connie Lee)(d)	6.38%	12/01/12	685	686,733

Series 1992 A, Hospital RB (INS–Connie Lee)(d)	6.50%	12/01/18	5,530	5,809,597

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 2011 A, Ref. Hospital RB	6.00%	01/01/39	1,000	1,123,530

Lafayette (City of); Series 2004, Utilities RB (INS–NATL)(d)	5.25%	11/01/24	7,500	8,138,850

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(k)	5.25%	07/01/17	1,364	545,805

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,050	1,121,746

Louisiana (State of); Series 2006 A, Gas & Fuels Tax RB (INS–AGC)(d)	5.00%	05/01/28	2,500	2,823,225

New Orleans (City of) Aviation Board; Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(d)	6.00%	01/01/23	2,000	2,394,000

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB(b)(c)(e)	5.25%	03/01/13	1,550	1,577,466

Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(d)	5.00%	12/01/30	2,580	2,961,634

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	5,000	5,304,550

				32,487,136

Maryland–1.53%
Baltimore (City of) (East Baltimore Research Park); Series 2008 A, Special Obligation Tax Allocation RB	7.00%	09/01/38	1,000	1,079,490

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	2,500	2,573,850

Maryland (State of) Community Development Administration; Series 2007, RB(c)	5.05%	09/01/32	2,105	2,193,873

Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/31	3,175	3,702,431

Series 2011 A, RB	6.13%	01/01/36	4,000	4,569,280

Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB	6.13%	01/01/30	4,250	4,921,925

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2011, RB	6.00%	07/01/41	1,000	1,177,270

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2004, Ref. RB	5.50%	08/15/33	3,000	3,125,400

Series 2011, RB	5.00%	08/15/41	3,000	3,320,250

Maryland (State of) Transportation Authority; Series 2008, Grant & RAB	5.25%	03/01/20	2,000	2,485,240

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,460	1,598,364

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,030	1,107,806

				31,855,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–2.09%
Massachusetts (State of) College Building Authority; Series 2009 A, RB	5.50%	05/01/39	$1,000	$1,153,590

Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(d)	5.38%	02/01/27	2,000	2,251,560

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2009 1, Ref. Solid Waste Disposal RB(b)(e)	5.75%	05/01/19	2,000	2,400,060

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(f)	5.50%	11/15/36	20,955	25,458,649

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	1,692	1,296,428

Series 2011 A-2, RB	5.50%	11/15/46	90	57,830

Series 2011 B, RB(i)	0.00%	11/15/56	449	2,345

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(f)	5.50%	07/01/36	6,680	8,044,724

Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	1,000	1,136,540

Massachusetts (State of) Housing Finance Agency; Series 2007 C, RB(c)	5.10%	12/01/27	1,685	1,790,279

				43,592,005

Michigan–0.86%
Detroit (City of); Series 2003 B, Sr. Lien Sewage Disposal System RB (INS–AGM)(d)	7.50%	07/01/33	5,750	7,242,355

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(b)(e)	5.25%	01/15/14	650	689,124

Series 2008 A, RB(b)(e)	5.50%	01/15/15	375	415,504

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(c)(d)	5.45%	12/15/32	5,000	5,017,400

Michigan (State of) Strategic Fund (Genesee Power Station); Series 1994, Ref. Solid Waste Disposal RB(c)	7.50%	01/01/21	1,445	1,444,855

Wayne (County of) Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB(c)	5.00%	12/01/32	1,500	1,604,835

Series 2012 B, RB(c)	5.00%	12/01/37	1,500	1,575,405

				17,989,478

Minnesota–1.16%
Columbia Heights (City of) (Crest View Corp.); Series 2007 A, Ref. MFH & Health Care Facilities RB	5.70%	07/01/42	1,000	743,620

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.75%	11/15/32	3,000	3,584,670

Series 2008 B, Health Care System RB (INS–AGC)(d)	6.50%	11/15/38	4,000	4,783,360

Minneapolis (City of) (Providence); Series 2007 A, Ref. Housing & Health Care Facilities RB	5.63%	10/01/27	2,000	2,048,280

Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	8,000	9,043,840

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	3,800	3,955,838

				24,159,608

Mississippi–0.12%
Harrison (County of) Wastewater Management District; Series 1991 A, Ref. Wastewater Treatment Facilities RB(a)	8.50%	02/01/13	520	536,962

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	2,000	2,005,760

				2,542,722

Missouri–1.91%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District (Metrolink Cross County Extension); Series 2009, Mass Transit Sales Tax RB (INS–AGC)(d)	5.00%	10/01/39	2,000	2,223,160

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.75%	06/01/39	2,150	2,408,967

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/24	5,990	7,291,148

Kansas City (City of) Industrial Development Authority (Plaza Library); Series 2004, RB	6.00%	03/01/16	2,180	2,249,607

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75SM Retirement Community RB	7.50%	11/15/16	$1,600	$1,608,480

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	460	477,342

Missouri (State of) Environmental Improvement & Energy Resources Authority (Kansas City Power & Light Co.); Series 2008, RB(b)(c)(e)	4.90%	07/01/13	2,700	2,773,737

Missouri (State of) Health & Educational Facilities Authority (Barnes-Jewish Inc./Christian Health Services); Series 1993 A, RB	5.25%	05/15/14	10,000	10,419,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,231,644

Series 2010, Senior Living Facilities RB	5.50%	02/01/42	950	1,010,848

Raytown (City of) (Raytown Live Redevelopment Plan); Series 2007 1, Annual Appropriation-Supported Tax RB	5.13%	12/01/31	3,325	3,524,267

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	450	455,265

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,000	1,048,910

St. Louis (County of) Industrial Development Authority (Ranken Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/35	1,300	1,303,809

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	500	526,920

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,250	1,305,638

				39,858,742

Montana–0.14%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	2,600	2,990,546

Nebraska–1.19%
Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/37	2,000	2,331,160

Nebraska (State of) Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–BHAC)(d)	5.38%	04/01/39	4,000	4,593,200

Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–BHAC)(d)	5.00%	01/01/37	15,570	16,696,178

University of Nebraska (Lincoln); Series 2009 A, Student Fees & Facilities RB	5.25%	07/01/39	1,000	1,129,170

				24,749,708

Nevada–1.56%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	2,000	2,221,480

Series 2010 A, Passenger Facility Charge RB (INS–AGM)(d)	5.25%	07/01/39	4,000	4,494,480

Clark (County of);
Series 1992 A, Transportation Improvement Limited Tax GO Bonds (INS–AMBAC)(d)	6.50%	06/01/17	3,000	3,722,520

Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(c)(d)	5.50%	07/01/20	3,045	3,210,405

Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(c)(d)	5.50%	07/01/21	3,000	3,153,570

Series 2004 A-1, Sub. Lien Airport System RB (INS–NATL)(c)(d)	5.50%	07/01/23	5,000	5,229,350

Clark County School District; Series 2007 C, Building Limited Tax GO Bonds	5.00%	06/15/26	4,000	4,636,760

Mesquite (City of) (Special Improvement District No. 07-01-Anthem at Mesquite);
Series 2007, Special Assessment Local Improvement RB	5.85%	08/01/18	580	593,114

Series 2007, Special Assessment Local Improvement RB	6.00%	08/01/27	500	475,860

Nevada (State of) (Municipal Bond Bank–R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS–AGM)(d)	5.00%	12/01/23	3,500	3,850,455

Reno (City of); Series 2002, Capital Improvement RB (INS–NATL)(d)	5.13%	06/01/26	935	936,318

				32,524,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Hampshire–0.54%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(d)	5.13%	01/01/30	$4,500	$4,988,790

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	1,000	1,099,070

New Hampshire (State of) Business Finance Authority (Plymouth Cogeneration L.P.); Series 1993, Electric Facilities RB (Acquired 06/29/93; Cost $215,330)(c)(l)	7.75%	06/01/14	220	220,233

New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/42	4,500	4,762,890

New Hampshire (State of) Housing Finance Authority; Series 2000 B, Single Family Mortgage Acquisition RB(c)	6.70%	07/01/29	75	76,120

				11,147,103

New Jersey–3.35%
Landis Sewage Authority (Registered CARS); Series 1993, Sewer RB (INS–NATL)(d)(j)	9.62%	09/19/19	1,800	2,162,376

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/31	3,020	3,379,682

New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	750	768,105

New Jersey (State of) Economic Development Authority;
Series 2009 BB, School Facilities Construction RB	5.00%	09/01/34	1,750	1,952,545

Series 2009 Z, School Facilities Construction RB (INS–AGC)(d)	5.50%	12/15/34	1,000	1,148,750

Series 2012, Ref. RB	5.00%	06/15/25	3,000	3,382,560

Subseries 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(d)	5.50%	09/01/24	3,885	4,956,056

New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health);
Series 2011 A, Ref. RB	5.63%	07/01/32	4,000	4,487,360

Series 2011 A, Ref. RB	5.63%	07/01/37	4,000	4,437,040

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	5.75%	07/01/15	1,305	1,424,577

New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,000	1,134,100

New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2008 AA, RB	6.38%	10/01/28	3,320	3,726,301

Series 2008 X, Single Family Housing RB(c)	5.10%	10/01/23	3,710	3,967,177

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS–AGC)(d)(i)	0.00%	12/15/26	10,000	5,672,800

New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(a)	6.50%	01/01/16	2,100	2,301,663

Series 1991 C, RB (INS–NATL)(d)	6.50%	01/01/16	565	677,232

Series 2003 A, RB(a)(b)	5.00%	07/01/13	10,000	10,315,300

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	4,000	4,457,160

Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS–NATL)(d)	5.00%	12/01/19	9,000	9,363,150

				69,713,934

New Mexico–0.50%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(b)(e)	5.20%	06/01/20	2,000	2,283,580

Series 2010 C, Ref. PCR	5.90%	06/01/40	4,100	4,546,695

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(f)	6.38%	08/01/32	3,000	3,569,250

				10,399,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–6.12%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(i)	0.00%	07/15/35	$5,000	$1,552,300

Series 2009, PILOT RB	6.25%	07/15/40	2,710	3,152,191

Series 2009, PILOT RB	6.38%	07/15/43	1,130	1,321,038

Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(d)(i)	0.00%	06/01/17	5,000	4,712,850

Series 2008 A, Electric System General RB	6.00%	05/01/33	5,000	6,056,350

Series 2008 A, Electric System General RB (INS–BHAC)(d)	5.50%	05/01/33	5,000	5,877,050

Metropolitan Transportation Authority; Series 2011 A, RB	5.00%	11/15/41	2,000	2,225,100

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	3,000	3,486,540

New York (City of) Industrial Development Agency (Polytechnic University);
Series 2007, Ref. Civic Facility RB (INS–ACA)(d)	5.25%	11/01/27	5,000	5,432,200

Series 2007, Ref. Civic Facility RB (INS–ACA)(d)	5.25%	11/01/37	2,500	2,686,550

New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2009, PILOT RB (INS–AGC)(d)	6.38%	01/01/39	1,000	1,178,280

New York (City of) Transitional Finance Authority;
Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/28	5,570	6,617,494

Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/29	4,455	5,300,782

Series 2009 A, Future Tax Sec. RB(f)	5.00%	05/01/30	4,455	5,189,897

Series 2009 S-3, Building Aid RB(f)	5.25%	01/15/39	2,000	2,254,840

New York (City of); Subseries 2008 L-1, Unlimited Tax GO Bonds	5.00%	04/01/27	2,225	2,562,733

New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB(a)(b)	5.38%	07/01/13	3,105	3,235,627

Series 2012 A, RB	5.00%	07/01/25	1,000	1,168,720

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(f)	5.00%	03/15/31	21,885	25,600,416

New York (State of) Dormitory Authority (State University Educational Facilities);
Series 1990 A, RB	7.50%	05/15/13	2,000	2,102,260

Series 1993 A, RB	5.25%	05/15/15	5,000	5,458,250

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(a)	7.38%	07/01/16	5,675	6,501,620

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(c)(j)	13.27%	07/01/26	3,000	3,028,320

New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(j)	12.11%	04/01/20	2,500	2,515,500

New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(f)	5.00%	03/15/28	2,000	2,389,840

New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB	6.50%	11/15/18	2,159	2,274,007

New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 3, Ref. Liberty RB	5.00%	03/15/44	1,000	1,077,400

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(k)(l)	6.13%	02/15/19	750	8

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2005 C, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/21	1,545	1,725,734

Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS–AMBAC)(d)	5.00%	10/15/29	10,000	10,873,300

				127,557,197

North Carolina–1.15%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System); Series 2005 B, Ref. VRD Health Care System RB (LOC–U.S. Bank N.A.)(g)(h)	0.15%	01/15/26	3,470	3,470,000

Charlotte (City of) (Charlotte Douglas International Airport); Series 2011 B, Airport RB(c)	5.00%	07/01/41	2,500	2,722,225

Johnston (County of) Memorial Hospital Authority (Johnston Memorial Hospital); Series 2008, RB (INS–AGM)(d)	5.25%	10/01/24	6,000	6,833,580

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.63%	10/01/27	$1,000	$1,006,750

North Carolina (State of) Medical Care Commission (WakeMed); Series 2009 A, Health Care Facilities RB(a)(b)	5.63%	10/01/14	2,200	2,440,922

North Carolina (State of) Municipal Power Agency No. 1; Series 1998 A, Catawba Electric RB (INS–NATL)(d)	5.50%	01/01/15	4,750	5,283,188

North Carolina (State of) Turnpike Authority; Series 2009 A, Triangle Expressway System RB (INS–AGC)(d)	5.13%	01/01/24	2,000	2,297,480

				24,054,145

North Dakota–0.24%
Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Senior Housing RB	5.20%	12/01/26	1,000	1,008,060

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	2,000	2,194,840

Mercer (County of) (Antelope Valley Station); Series 1995, Ref. PCR (INS–AMBAC)(d)	7.20%	06/30/13	695	729,257

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,000	1,020,840

				4,952,997

Ohio–2.97%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	3,060	2,736,374

Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(d)(i)	0.00%	11/15/25	2,895	1,693,691

Series 2012 A, Ref. Airport System RB	5.00%	01/01/29	5,000	5,582,000

Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	2,000	2,194,420

Cleveland State University; Series 2012, RB	5.00%	06/01/37	2,900	3,227,729

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	500	515,190

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/42	6,000	6,676,740

Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	4,750	4,779,070

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(d)	5.00%	04/01/24	1,750	1,955,205

Series 2006 H, Hospital Facilities RB (INS–AGC)(d)	5.00%	02/01/24	4,810	5,377,436

Montgomery (County of) (Miami Valley Hospital); Series 2009 A, RB	6.00%	11/15/28	2,825	2,997,268

Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(b)(e)	5.80%	12/01/19	3,000	3,429,000

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,850	6,799,045

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(a)(b)	6.75%	01/15/15	4,000	4,598,560

Ohio (State of) Housing Finance Agency (Covenent House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(c)	6.10%	09/20/49	2,845	3,157,580

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(c)(f)	5.30%	09/01/28	1,009	1,083,222

Series 2008 D, Residential Mortgage RB (CEP–GNMA)(c)(f)	5.40%	03/01/33	901	967,926

Ohio (State of) Water Development Authority (Allied Waste North America, Inc.); Series 2007 A, Solid Waste RB(c)	5.15%	07/15/15	1,750	1,755,618

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)(e)	5.88%	06/01/16	2,140	2,411,973

				61,938,047

Oklahoma–0.97%
Grand River Dam Authority;
Series 2008 A, RB (INS–BHAC)(d)	5.00%	06/01/21	3,735	4,430,980

Series 2008 A, RB (INS–BHAC)(d)	5.00%	06/01/22	3,735	4,390,567

Series 2008 A, RB (INS–BHAC)(d)	5.00%	06/01/23	6,350	7,622,159

McAlester (City of) Public Works Authority; Series 1999 A, Utility System CAB RB (INS–AGM)(d)(i)	0.00%	02/01/30	4,320	1,635,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Oklahoma (State of) Colleges Board Of Regents (University of Central Oklahoma); Series 2004 B, Student Facilities RB (INS–AMBAC)(d)	5.50%	06/01/24	$2,000	$2,131,940

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP–GNMA)(c)	8.00%	08/01/18	45	46,019

				20,257,476

Oregon–0.28%
Salem (City of) Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/27	1,000	1,089,550

Series 2012, Ref. RB	5.63%	05/15/32	1,000	1,053,410

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(l)	6.38%	11/01/33	3,500	3,702,615

				5,845,575

Pennsylvania–0.85%
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc.); Series 2002, First Mortgage RB	8.50%	05/01/32	1,595	1,626,868

Pennsylvania (State of) Turnpike Commission;
Series 2009 A Sub. RB (INS–AGC)(d)	5.00%	06/01/39	1,850	2,020,681

Subseries 2009-A, Sub. RB (INS–AGC)(d)	5.00%	06/01/24	4,000	4,600,800

Subseries 2010 B-2, Sub. Conv. CAB RB(i)	0.00%	12/01/28	4,550	4,553,913

Subseries 2010 B-2, Sub. Conv. CAB RB(i)	0.00%	12/01/34	2,750	2,695,990

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(d)	5.00%	02/01/31	2,000	2,258,160

				17,756,412

Puerto Rico–3.00%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,500	2,535,725

Series 2012 A, Sr. Lien RB	5.13%	07/01/37	5,500	5,516,445

Series 2012 A, Sr. Lien RB	5.75%	07/01/37	2,500	2,689,325

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,000	1,006,420

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 1989 O, CAB RB(a)(i)	0.00%	07/01/17	15,000	13,240,650

Series 2008 WW, RB	5.25%	07/01/33	2,000	2,104,900

Series 2010 CCC, RB	5.25%	07/01/27	4,000	4,362,680

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(a)	5.50%	07/01/15	7,680	8,530,714

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	4,600	4,924,576

First Subseries 2010 A, RB	5.50%	08/01/42	4,400	4,756,752

First Subseries 2010 C, RB	5.25%	08/01/41	6,950	7,391,186

Series 2011 C, RB	5.00%	08/01/40	5,000	5,420,500

				62,479,873

Rhode Island–0.09%
Rhode Island Economic Development Corp.; Series 2008 A, Airport RB (INS–AGC)(c)(d)	5.25%	07/01/28	1,810	1,971,253

South Carolina–1.91%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/30	5,000	5,546,050

Easley (City of); Series 2005, Ref. & Improvement Utility System RB(a)(b)	5.00%	12/01/15	5,170	5,895,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

Horry (County of); Series 2010 A, Airport RB	5.00%	07/01/40	$2,000	$2,208,940

Piedmont Municipal Power Agency; Series 2008 A-2, Electric RB	5.00%	01/01/24	2,000	2,225,420

Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	1,025	1,025,000

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(d)	5.00%	02/01/19	1,000	1,182,710

Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(d)	5.38%	02/01/29	2,000	2,240,000

Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(d)	5.50%	02/01/38	3,000	3,303,150

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS–AMBAC)(d)	5.20%	11/01/27	6,500	6,541,990

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,115,340

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	713	545,514

Series 2012, Ref. Sub. CAB RB(i)	0.00%	11/15/47	306	1,509

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	500	501,620

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2008 A, RB	5.50%	01/01/38	2,000	2,357,560

Spartanburg (County of) Regional Health Services District; Series 2008 D, Ref. RB (INS–AGC)(d)	5.25%	04/15/22	4,465	5,097,378

				39,788,152

South Dakota–0.53%
Rapid City (City of); Series 2011 A, Ref. Airport RB	6.75%	12/01/31	1,500	1,726,200

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS–AGC)(d)	5.50%	08/01/38	3,000	3,359,730

South Dakota (State of);
Series 1993 A, Lease Revenue Trust Ctfs. (INS–AGM)(d)	6.63%	09/01/12	1,415	1,415,000

Series 1993 A, Lease Revenue Trust Ctfs. (INS–AGM)(d)	6.70%	09/01/17	4,000	4,607,840

				11,108,770

Tennessee–0.25%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	1,000	1,022,290

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	1,000	1,056,580

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/32	1,500	1,595,145

Series 2012, Ref. & Improvement RB	5.00%	07/01/37	1,400	1,460,130

				5,134,145

Texas–11.20%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(c)	4.85%	04/01/21	3,615	3,875,858

Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, Environmental Facilities RB(c)	6.50%	11/01/29	430	372,118

Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, Hospital RB(a)	7.00%	05/01/21	500	676,180

Brazoria (County of) Brazos River Harbor Navigation District (The Dow Chemical Co.); Series 2002 A, Environmental Facilities RB(b)(c)(e)	5.95%	05/15/18	1,100	1,228,623

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	4,500	4,944,015

Central Texas Regional Mobility Authority; Series 2011, Sr. Lien RB	6.00%	01/01/41	5,000	5,829,650

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–AGC)(d)	5.25%	08/15/34	4,000	4,519,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS–BHAC)(c)(d)	5.50%	11/01/31	$1,885	$1,888,054

Series 2002 C, Joint Improvement RB (INS–NATL)(c)(d)	5.75%	11/01/18	205	205,765

Series 2002 C, Joint Improvement RB (INS–NATL)(c)(d)	6.00%	11/01/23	415	416,635

Series 2003 A, Joint RB (INS–AGM)(c)(d)	5.25%	11/01/24	10,000	10,390,700

Series 2004 B, Joint Improvement RB (INS–AGM)(c)(d)	5.50%	11/01/19	6,110	6,595,317

Series 2004 B, Joint Improvement RB (INS–AGM)(c)(d)	5.38%	11/01/21	4,000	4,272,840

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	2,840	3,226,950

Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(d)	5.25%	08/15/31	6,665	8,895,842

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/31	2,920	3,378,323

Series 2009 A, Sr. Lien Toll Road RB	5.00%	08/15/38	1,000	1,124,370

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,000	1,251,190

Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(d)	5.00%	11/15/26	3,860	4,335,591

Harris County Health Facilities Development Corp. (Texas Medical Center Central Heating and Cooling Services Corp.); Series 2008, Thermal Utility RB (INS–AGC)(d)	5.00%	11/15/27	3,180	3,553,745

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 B, RB	6.38%	11/15/19	200	168,992

Hopkins (County of) Hospital District; Series 2008, RB	5.50%	02/15/23	1,805	1,865,847

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(d)(i)	0.00%	09/01/26	8,750	4,793,512

Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(d)(i)	0.00%	09/01/27	3,600	1,864,440

Houston (City of);
Series 2004 A, Ref. First Lien Combined Utility System RB (INS–AGM)(d)	5.25%	05/15/22	15,000	16,143,150

Series 2004 A, Ref. First Lien Combined Utility System RB (INS–BHAC)(d)	5.25%	05/15/23	22,500	24,214,725

Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(d)	5.25%	05/15/25	5,000	5,351,850

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(b)(e)	0.92%	06/01/17	4,000	4,000,000

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB	6.50%	05/15/31	1,740	2,083,911

Series 2011 A, RB	6.88%	05/15/41	1,700	2,075,785

Houston Independent School District; Series 2008, Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/26	6,875	7,985,656

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, Special Facilities RB(c)	5.00%	11/01/28	2,000	2,152,800

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.63%	07/01/36	4,000	4,185,720

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(b)(c)(e)	6.00%	08/01/13	5,000	5,242,050

North Texas Tollway Authority;
Series 2008 A, Ref. First Tier System RB	6.00%	01/01/23	2,000	2,372,120

Series 2008 A, Ref. First Tier System RB	5.63%	01/01/33	3,500	3,912,055

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(d)(i)	0.00%	01/01/28	12,800	6,591,872

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(d)(i)	0.00%	01/01/29	2,165	1,059,248

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(d)(i)	0.00%	01/01/31	4,710	2,069,998

Series 2008 F, Ref. Second Tier System RB	6.13%	01/01/31	4,000	4,446,560

Series 2008 L-2, Ref. First Tier System RB(b)(e)	6.00%	01/01/13	2,000	2,035,720

Nueces River Authority (Corpus Christi);
Series 2005, Ref. Facilities RB (INS–AGM)(d)	5.00%	07/15/25	2,750	3,019,060

Series 2005, Ref. Facilities RB (INS–AGM)(d)	5.00%	03/01/27	2,000	2,177,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2009, Retirement Facility RB	6.13%	11/15/29	$2,000	$2,214,160

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.75%	11/15/37	345	356,544

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB	5.00%	11/15/17	500	553,815

Series 2007, Retirement Facility RB	5.25%	11/15/37	4,000	4,132,880

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	2,200	2,206,556

Series 2007, Retirement Facility RB	5.75%	02/15/29	1,500	1,468,740

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS–AGC)(d)	5.75%	07/01/18	2,775	3,036,294

Series 2008 A, Ref. RB (INS–AGC)(d)	6.50%	07/01/37	4,250	4,996,087

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/17	2,700	3,170,637

Tarrant County Health Facilities Development Corp.; Series 1987 B, RB(a)	5.00%	09/01/15	1,750	1,882,003

Texas (State of) Department of Housing & Community Affairs; Series 1992 C-2, Regular Residual Interest Home Mortgage RB (CEP–GNMA)(c)(j)	13.30%	07/02/24	425	448,783

Texas (State of) Transportation Commission;
Series 2006 A, First Tier RB	5.00%	04/01/20	2,000	2,293,300

Series 2008, Mobility Fund Unlimited Tax GO Bonds(f)	5.00%	04/01/28	4,000	4,736,480

Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB (INS–BHAC)(d)(i)	0.00%	08/15/27	1,000	535,890

Series 2002 A, First Tier RB (INS–AMBAC)(d)	5.50%	08/15/39	10,000	10,080,700

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/25	1,610	1,899,913

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	5,460	6,568,052

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/23	1,790	2,106,723

				233,481,474

Utah–0.40%
Provo (City of); Series 1984 A, Electric RB(a)	10.38%	09/15/15	245	280,628

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1983, Hospital RB(a)	5.00%	06/01/15	5,000	5,382,250

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	600	615,852

Utah Housing Corp.; Series 2008 C-1, Class III, Single Family Mortgage RB(c)	5.70%	07/01/28	1,910	2,045,343

				8,324,073

Vermont–0.29%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	3,550	3,613,083

Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/42	2,250	2,487,263

				6,100,346

Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,600	3,988,440

Virginia–0.76%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(a)	5.50%	06/01/26	895	975,693

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(c)	5.00%	07/01/27	465	499,731

Series 2012, Sr. Lien RB(c)	5.50%	01/01/42	3,920	4,336,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(c)	5.00%	07/01/34	$3,000	$3,164,580

Series 2012, Sr. Lien RB(c)	5.00%	01/01/40	2,000	2,094,040

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB(l)	8.00%	07/01/19	900	974,673

Washington (County of) Industrial Development Authority (Mountain States Health Alliance); Series 2009 C, Hospital Facility RB	7.50%	07/01/29	2,000	2,452,700

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,219	1,310,157

				15,808,387

Washington–4.41%
Fife (City of); Series 2004, Water & Sewer RB(a)(b)	5.13%	10/01/12	330	331,353

FYI Properties (Washington State District); Series 2009, Lease RB	5.50%	06/01/39	1,000	1,129,190

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydroelectric Development RB (INS–NATL)(d)	5.00%	01/01/38	2,500	2,677,475

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	950	854,706

King (County of) Housing Authority (Egis Housing Program); Series 2007, Capital Fund Program RB (INS–AGM)(c)(d)	5.30%	06/01/23	1,025	1,085,793

King (County of) Public Hospital District No. 1; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(d)	5.25%	12/01/28	3,575	4,068,600

Lynnwood (City of) Public Facilities District (Convention Center); Series 2005, RB (INS–AMBAC)(d)	5.00%	12/01/34	4,140	4,258,114

Seattle (City of);
Series 2003, Ref. Water System RB (INS–NATL)(d)	5.00%	09/01/20	2,150	2,221,681

Series 2003, Ref. Water System RB(a)(b)	5.00%	09/01/13	7,850	8,218,793

Series 2003, Ref. Water System RB(a)(b)	5.00%	09/01/13	10,000	10,478,000

Series 2008, Drainage & Wastewater RB	5.00%	06/01/25	2,450	2,906,533

Series 2008, Ref. & Improvement Municipal Light & Power RB	5.75%	04/01/23	2,000	2,465,720

Snohomish (County of) Public Utility District No. 1; Series 2002, Electric RB(a)(b)	5.50%	12/01/12	2,565	2,598,550

Spokane (City of) Public Facilities District;
Series 2003, Hotel, Motel & Sales Tax Use RB (INS–NATL)(d)	5.75%	12/01/25	2,000	2,103,520

Series 2003, Hotel, Motel & Sales Tax Use RB (INS–NATL)(d)	5.75%	12/01/26	2,420	2,541,726

Series 2003, Hotel, Motel & Sales Use Tax RB (INS–NATL)(d)	5.25%	09/01/33	3,000	3,071,820

Washington (State of) Health Care Facilities Authority (MultiCare Health System);
Series 2004 A, RB (INS–AGM)(d)	5.25%	08/15/28	1,000	1,110,060

Series 2008 B, RB (INS–AGC)(d)	6.00%	08/15/39	2,000	2,341,120

Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 D, RB (INS–AGM)(d)	5.25%	10/01/33	5,000	5,513,300

Washington (State of) Higher Education Facilities Authority (Whitworth University);
Series 2009, Ref. RB	5.38%	10/01/29	500	544,760

Series 2009, Ref. RB	5.63%	10/01/40	1,500	1,629,255

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(l)	6.00%	01/01/27	1,100	1,170,422

Washington (State of);
Series 2007 B, Motor Vehicle Fuel Unlimited Tax GO Bonds	5.00%	07/01/27	2,250	2,619,787

Series 2010 B, Motor Vehicle Fuel Unlimited Tax GO Bonds(f)	5.00%	08/01/30	21,500	25,932,010

				91,872,288

West Virginia–0.11%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(c)	5.50%	10/15/37	1,000	1,049,900

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	250	258,437

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	900,982

				2,209,319

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Municipal Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–2.02%
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB(c)	5.38%	11/01/21	$2,000	$2,175,740

Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/28	1,250	987,350

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/27	6,000	6,638,940

Series 2012, RB	5.00%	06/01/39	5,000	5,356,300

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB	5.50%	05/01/31	2,000	2,227,860

Series 2011 A, RB	5.75%	05/01/35	1,000	1,137,640

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group);
Series 2009, RB	6.38%	02/15/29	500	584,455

Series 2009, RB	6.63%	02/15/39	1,000	1,168,770

Wisconsin (State of) Housing & Economic Development Authority;
Series 2007 C, Home Ownership RB(c)(f)	5.13%	09/01/28	3,885	4,092,304

Series 2008 A, Home Ownership RB(c)	5.30%	09/01/23	8,125	8,853,487

Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	2,355	2,797,740

Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	5,000	6,020,200

				42,040,786

Wyoming–0.56%
Campbell (County of) (Basin Electric Power Cooperative); Series 2009 A, Solid Waste Facilities RB	5.75%	07/15/39	4,000	4,591,400

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(c)	5.60%	12/01/35	2,005	2,132,536

West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/31	1,000	1,177,710

Wyoming (State of) Municipal Power Agency;
Series 2008 A, Power Supply RB	5.50%	01/01/33	2,360	2,640,651

Series 2009 A, Power Supply RB	5.00%	01/01/36	1,000	1,089,540

				11,631,837

TOTAL INVESTMENTS(n)–107.07% (Cost $2,015,331,208)				2,231,146,184

FLOATING RATE NOTE OBLIGATIONS–(7.96%)
Notes with interest rates ranging from 0.16% to 0.32% at 08/31/12 and contractual maturities of collateral ranging from 05/15/23 to 08/15/42 (See Note 1J)(o)				(165,830,000)

OTHER ASSETS LESS LIABILITIES–0.89%				18,477,235

NET ASSETS–100.00%				$2,083,793,419

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CARS	– Convertible Auction Rate Security
CEP	– Credit Enhancement Provider
Connie Lee	– Connie Lee Insurance, Co.
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FNMA	– Federal National Mortgage Association
FTA	– Federal Transit Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SFH	– Single-Family Housing
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Municipal Income Fund

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor band, branch or subsidiary.
(i)	Zero coupon bond issued at a discount.
(j)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $18,784,159 which represents 0.90% of Net Assets.
(k)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $1,926,878, which represented 0.09% of the Fund’s Net Assets
(l)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $11,822,116, which represented 0.57% of the Fund’s Net Assets.
(m)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $13,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	9.8%

National Public Finance Guarantee Corp.	9.5

Assured Guaranty Corp.	9.0

American Municipal Bond Assurance Corp.	5.3

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012, the Fund’s investments with a value of $304,673,949 are held by Dealer Trusts and serve as collateral for the $165,830,000 in floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	85.1%

General Obligation Bonds	9.4

Pre-Refunded Bonds	5.0

Other	0.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Municipal Income Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $2,015,331,208)	$2,231,146,184

Receivable for:
Investments sold	8,262,849

Fund shares sold	3,069,508

Interest	25,468,585

Investment for trustee deferred compensation and retirement plans	24,286

Other assets	85,367

Total assets	2,268,056,779

Liabilities:
Floating rate note obligations	165,830,000

Payable for:
Investments purchased	5,445,105

Fund shares reacquired	1,334,203

Amount due custodian	7,935,385

Dividends	2,810,793

Accrued fees to affiliates	627,917

Accrued other operating expenses	61,877

Trustee deferred compensation and retirement plans	218,080

Total liabilities	184,263,360

Net assets applicable to shares outstanding	$2,083,793,419

Net assets consist of:
Shares of beneficial interest	$2,077,949,332

Undistributed net investment income	5,214,826

Undistributed net realized gain (loss)	(215,185,715)

Unrealized appreciation	215,814,976

$2,083,793,419

Net Assets:
Class A	$1,520,463,236

Class B	$22,178,891

Class C	$71,163,525

Class Y	$469,987,767

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	109,355,309

Class B	1,597,875

Class C	5,137,141

Class Y	33,813,794

Class A:
Net asset value per share	$13.90

Maximum offering price per share (Net asset value of $13.90 divided by 95.25%)	$14.59

Class B:
Net asset value and offering price per share	$13.88

Class C:
Net asset value and offering price per share	$13.85

Class Y:
Net asset value and offering price per share	$13.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Municipal Income Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$53,146,700

Expenses:
Advisory fees	4,786,231

Administrative services fees	222,820

Custodian fees	18,900

Distribution fees:

Class A	1,878,673

Class B	115,299

Class C	348,369

Interest, facilities and maintenance fees	586,603

Transfer agent fees	422,607

Trustees’ and officers’ fees and benefits	68,347

Other	210,137

Total expenses	8,657,986

Less: Expense offset arrangement(s)	(844)

Net expenses	8,657,142

Net investment income	44,489,558

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,015,140)

Change in net unrealized appreciation of investment securities	35,605,004

Net realized and unrealized gain	32,589,864

Net increase in net assets resulting from operations	$77,079,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Municipal Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$44,489,558	$74,819,222

Net realized gain (loss)	(3,015,140)	(15,843,629)

Change in net unrealized appreciation	35,605,004	156,377,525

Net increase in net assets resulting from operations	77,079,422	215,353,118

Distributions to shareholders from net investment income:
Class A	(32,155,929)	(56,019,120)

Class B	(407,952)	(919,419)

Class C	(1,230,589)	(2,334,343)

Class Y	(10,764,928)	(16,859,745)

Total distributions from net investment income	(44,559,398)	(76,132,627)

Share transactions–net:
Class A	10,598,049	864,065,969

Class B	(1,834,975)	3,851,281

Class C	1,569,075	24,001,828

Class Y	(14,909,806)	442,278,679

Net increase (decrease) in net assets resulting from share transactions	(4,577,657)	1,334,197,757

Net increase in net assets	27,942,367	1,473,418,248

Net assets:
Beginning of period	2,055,851,052	582,432,804

End of period (includes undistributed net investment income of $5,214,826 and $5,284,666, respectively)	$2,083,793,419	$2,055,851,052

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Fund, formerly Invesco Van Kampen Municipal Income Fund (the “Fund”), is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size

30        Invesco Municipal Income Fund

trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these

31        Invesco Municipal Income Fund

arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.50%

Over $500 million	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit annual fund expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.83%, 1.58%, 1.58% and 0.58% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

32        Invesco Municipal Income Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $140,682 in front-end sales commissions from the sale of Class A shares and $120, $12,764 and $150 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$2,231,146,184	$—	$2,231,146,184

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities purchases of $3,000,296.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $844.

33        Invesco Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $166,887,571 and 0.70%, respectively.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2014	$210,390	$—	$210,390

February 28, 2015	18,895,779	—	18,895,779

February 29, 2016	71,376,480	—	71,376,480

February 28, 2017	43,046,374	—	43,046,374

February 28, 2018	10,380,389	—	10,380,389

February 28, 2019	21,329,984	—	21,329,984

Not subject to expiration	402,125	40,530,846	40,932,971

	$165,641,521	$40,530,846	$206,172,367

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Tax-Exempt Securities Fund and Invesco Van Kampen Insured Tax Free Income Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $120,418,601 and $143,791,220, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$225,574,380

Aggregate unrealized (depreciation) of investment securities	(6,533,619)

Net unrealized appreciation of investment securities	$219,040,761

Cost of investments for tax purposes is $2,012,105,423.

34        Invesco Municipal Income Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	4,643,165	$63,860,172	4,377,575	$59,416,620

Class B	14,041	191,224	42,298	636,368

Class C	418,949	5,741,599	571,079	7,679,862

Class Y	327,589	4,500,720	577,067	9,405,417

Issued as reinvestment of dividends:
Class A	1,403,618	19,315,307	2,635,212	34,626,839

Class B	17,105	234,943	40,462	528,046

Class C	55,389	759,495	112,809	1,471,638

Class Y	366,038	5,038,042	675,853	8,913,822

Automatic conversion of Class B shares to Class A shares:
Class A	67,444	928,506	295,123	3,835,118

Class B	(65,484)	(928,506)	(294,735)	(3,835,118)

Issued in connection with acquisitions:(b)
Class A	—	—	72,211,474	926,520,495

Class B	—	—	801,386	10,264,496

Class C	—	—	2,075,427	26,526,170

Class Y	—	—	36,300,580	465,539,882

Reacquired:
Class A	(5,354,960)	(73,505,936)	(12,285,621)	(160,333,103)

Class B	(99,168)	(1,332,636)	(288,818)	(3,742,511)

Class C	(360,370)	(4,932,019)	(901,267)	(11,675,842)

Class Y	(1,778,847)	(24,448,568)	(3,162,868)	(41,580,442)

Net increase (decrease) in share activity	(345,491)	$(4,577,657)	103,783,036	$1,334,197,757

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax-Exempt Securities Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds April 14, 2011. The acquisition was accomplished by a tax-free exchange of 111,388,867 shares of the Fund for 48,716,530 shares outstanding of Invesco Van Kampen Insured Tax Free Fund and 61,280,342 shares outstanding of Invesco Tax-Exempt Securities Fund as of the close of business on June 3, 2011. Each class of shares of the Target Funds, except for Class B and Class C shares of Invesco Tax-Exempt Securities Fund, was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund at the close of business on June 3, 2011. Class B and Class C shares of Invesco Tax-Exempt Securities Fund were exchanged for Class A shares of the Fund, based on the relative net asset value of Invesco Tax-Exempt Securities Fund to the net asset value of the Fund at the close of business on June 3, 2011. Invesco Van Kampen Insured Tax Free Fund’s net assets at that date of $779,459,784, including $19,925,078 of unrealized appreciation and Invesco Tax-Exempt Securities Fund’s net assets at that date of $649,391,259 including $29,511,747 of unrealized appreciation were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $575,797,324 and $2,004,648,367 immediately after the acquisition.

The proforma results of operations for the year ended February 29, 2012, assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$58,050,612

Net realized/unrealized gains	192,837,864

Change in net assets resulting from operations	$250,888,476

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that has been included in the Fund’s Statement of Operations since June 6, 2011.

35        Invesco Municipal Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

														Supplemental
														ratio of
														expenses to
														average net
										Ratio of		Ratio of		assets with
			Net gains							expenses		expenses		fee waivers
			(losses)							to average		to average net		(excluding		Ratio of net
	Net asset		on securities		Dividends					net assets		assets without		interest,		investment
	value,	Net	(both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		facilities and		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return		(000s omitted)	absorbed		absorbed		fees)(b)		net assets		turnover(c)

Class A
Six months ended 08/31/12	$13.69	$0.30	$0.21	$0.51	$(0.30)	$13.90	3.74	%(d)	$1,520,463	0.86	%(e)	0.86	%(e)	0.80	%(e)	4.27	%(e)	5%
Year ended 02/29/12	12.54	0.60	1.17	1.77	(0.62)	13.69	14.47	(d)	1,486,245	0.90		0.90		0.83		4.58		15
Five months ended 02/28/11	13.52	0.27	(0.98)	(0.71)	(0.27)	12.54	(5.25	)(d)	518,732	0.93	(f)	0.93	(f)	0.86	(f)	5.08	(f)	3
Year ended 09/30/10	13.34	0.68	0.16	0.84	(0.66)	13.52	6.54	(d)	619,236	0.95		0.95		0.87		5.14		10
Year ended 09/30/09	12.45	0.66	0.96	1.62	(0.73)	13.34	13.88	(g)	640,103	1.01		1.01		0.90		5.57		29
Year ended 09/30/08	14.29	0.69	(1.84)	(1.15)	(0.69)	12.45	(8.31	)(g)	526,693	1.41		1.41		0.88		5.03		62
Year ended 09/30/07	14.84	0.62	(0.52)	0.10	(0.65)	14.29	0.66	(g)	625,934	1.28		1.28		0.87		4.21		28

Class B
Six months ended 08/31/12	13.66	0.24	0.22	0.46	(0.24)	13.88	3.43	(d)	22,179	1.61	(e)	1.61	(e)	1.55	(e)	3.52	(e)	5
Year ended 02/29/12	12.52	0.50	1.16	1.66	(0.52)	13.66	13.56	(d)	23,656	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.50	0.23	(0.98)	(0.75)	(0.23)	12.52	(5.57	)(d)	17,918	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.32	0.57	0.17	0.74	(0.56)	13.50	5.76	(d)	23,116	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.43	0.57	0.96	1.53	(0.64)	13.32	13.05	(h)	22,144	1.76		1.76		1.65		4.81		29
Year ended 09/30/08	14.27	0.59	(1.84)	(1.25)	(0.59)	12.43	(9.02	)(h)	15,688	2.17		2.17		1.63		4.26		62
Year ended 09/30/07	14.82	0.51	(0.52)	(0.01)	(0.54)	14.27	(0.09	)(h)	20,942	2.03		2.03		1.62		3.45		28

Class C
Six months ended 08/31/12	13.64	0.24	0.21	0.45	(0.24)	13.85	3.36	(d)	71,164	1.61	(e)	1.61	(e)	1.55	(e)	3.52	(e)	5
Year ended 02/29/12	12.50	0.50	1.16	1.66	(0.52)	13.64	13.58	(d)	68,495	1.65		1.65		1.58		3.83		15
Five months ended 02/28/11	13.47	0.23	(0.97)	(0.74)	(0.23)	12.50	(5.51	)(d)	39,563	1.68	(f)	1.68	(f)	1.61	(f)	4.33	(f)	3
Year ended 09/30/10	13.30	0.57	0.16	0.73	(0.56)	13.47	5.69	(d)	51,613	1.70		1.70		1.62		4.38		10
Year ended 09/30/09	12.41	0.57	0.96	1.53	(0.64)	13.30	13.08	(i)	44,133	1.76		1.76		1.65		4.79		29
Year ended 09/30/08	14.24	0.59	(1.83)	(1.24)	(0.59)	12.41	(8.97	)(i)	18,293	2.17		2.17		1.63		4.31		62
Year ended 09/30/07	14.79	0.50	(0.51)	(0.01)	(0.54)	14.24	(0.10	)(i)	17,390	2.04		2.04		1.62		3.46		28

Class Y(j)
Six months ended 08/31/12	13.68	0.31	0.22	0.53	(0.31)	13.90	3.94	(d)	469,988	0.61	(e)	0.61	(e)	0.55	(e)	4.52	(e)	5
Year ended 02/29/12	12.53	0.64	1.16	1.80	(0.65)	13.68	14.76	(d)	477,455	0.65		0.65		0.58		4.83		15
Five months ended 02/28/11	13.51	0.28	(0.97)	(0.69)	(0.29)	12.53	(5.16	)(d)	6,370	0.68	(f)	0.68	(f)	0.61	(f)	5.33	(f)	3
Year ended 09/30/10	13.33	0.71	0.16	0.87	(0.69)	13.51	6.81	(d)	3,625	0.70		0.70		0.62		5.37		10
Year ended 09/30/09	12.45	0.70	0.94	1.64	(0.76)	13.33	14.08	(k)	5,064	0.77		0.77		0.66		5.89		29
Year ended 09/30/08	14.29	0.72	(1.83)	(1.11)	(0.73)	12.45	(8.07	)(k)	264	1.16		1.16		0.63		5.25		62
Year ended 09/30/07	14.83	0.65	(0.50)	0.15	(0.69)	14.29	0.98	(k)	392	1.03		1.03		0.62		4.42		28

(a)	Calculated using average shares outstanding.
(b)	For years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period February 29, 2012, the portfolio turnover calculation excludes securities purchased of $1,346,611,089 and sold of $222,312,073 in effort to realign the Fund’s portfolio after the reorganization of Invesco Van Kampen Insured Tax Free Fund and Invesco Tax-Exempt Securities Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,490,686, $22,872, $69,106, and $471,653 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	On June 1, 2010, Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
(k)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

NOTE 12—Subsequent Event

Effective September 24, 2012, the maximum sales charge imposed on Class A shares changed from 4.75% to 4.25%.

36        Invesco Municipal Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,037.40	$4.42	$1,020.87	$4.38	0.86%

B	1,000.00	1,034.30	8.26	1,017.09	8.19	1.61

C	1,000.00	1,033.60	8.25	1,017.09	8.19	1.61

Y	1,000.00	1,039.40	3.14	1,022.13	3.11	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

37        Invesco Municipal Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts (formerly Known as Invesco Van Kampen Municipal Income Fund)

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Municipal Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

38        Invesco Municipal Income Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper General Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the first quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

39        Invesco Municipal Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-MINC-SAR-1	Invesco Distributors, Inc.

Invesco New York Tax Free Income Fund
Effective September 24, 2012, after the close of the reporting period, Invesco Van
Kampen New York Tax Free Income Fund was renamed Invesco New York Tax Free
Income Fund.

Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: VNYAX ▪ B: VBNYX ▪ C: VNYCX ▪ Y: VNYYX

2	Fund Information
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
19	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.86%

Class B Shares	3.92

Class C Shares	3.54

Class Y Shares	4.06

Barclays Municipal Bond Index▼(Broad Market Index)	2.94

Barclays New York Municipal Index■ (Style-Specific Index)	2.70

Source(s): ▼Lipper Inc.; ■ Barclays via FactSet Research Systems Inc.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays New York Municipal Index is an unmanaged index considered representative of New York investment-grade municipal bonds.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco New York Tax Free Income Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

			After Taxes
		After	on Distributions
	Before	Taxes on	and Sale of
	Taxes	Distributions	Fund Shares

Class A Shares

Inception (7/29/94)	5.49%	5.44%	5.38%

10 Years	4.29	4.25	4.26

5 Years	4.50	4.50	4.48

1 Year	6.36	6.36	5.69

Class B Shares

Inception (7/29/94)	5.43%	5.38%	5.31%

10 Years	4.39	4.35	4.32

5 Years	5.16	5.15	5.05

1 Year	6.95	6.95	6.15

Class C Shares

Inception (7/29/94)	5.00%	4.95%	4.87%

10 Years	4.03	3.99	3.95

5 Years	4.77	4.77	4.63

1 Year	9.88	9.88	7.77

Class Y Shares

10 Years	4.86%	4.82%	4.78%

5 Years	5.63	5.62	5.48

1 Year	11.99	11.99	9.52

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
		After	on Distributions
	Before	Taxes on	and Sale of
	Taxes	Distributions	Fund Shares

Class A Shares

Inception (7/29/94)	5.42%	5.37%	5.32%

10 Years	4.38	4.34	4.35

5 Years	3.77	3.77	3.85

1 Year	6.85	6.85	6.06

Class B Shares

Inception (7/29/94)	5.35%	5.31%	5.24%

10 Years	4.48	4.44	4.40

5 Years	4.45	4.44	4.43

1 Year	7.49	7.49	6.54

Class C Shares

Inception (7/29/94)	4.93%	4.88%	4.81%

10 Years	4.12	4.08	4.04

5 Years	4.04	4.03	3.99

1 Year	10.35	10.35	8.13

Class Y Shares

10 Years	4.94%	4.90%	4.86%

5 Years	4.89	4.88	4.84

1 Year	12.45	12.45	9.88

Effective June 1, 2010, Class A, Class B and Class C shares of the predecessor fund, Van Kampen New York Tax-Free Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B and Class C shares, respectively, of Invesco Van Kampen New York Tax Free Income Fund. Returns shown above for Class A, Class B and Class C shares are blended returns of the predecessor fund and Invesco Van Kampen New York Tax Free Income Fund (renamed Invesco New York Tax Free Income Fund). Share class returns will differ from the predecessor fund because of different expenses.
     Class Y shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.94%, 0.94%, 1.69% and 0.69%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The
CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

3 Invesco New York Tax Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco New York Tax Free Income Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.47%
New York–95.00%
Albany (City of) Industrial Development Agency (Albany College of Pharmacy); Series 2004 A, Civic Facility RB	5.63%	12/01/34	$1,290	$1,327,023

Albany (City of) Industrial Development Agency (Albany Law School University); Series 2007 A, Civic Facility RB	5.00%	07/01/31	1,000	1,036,820

Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	400	446,216

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(a)	5.00%	12/15/25	500	573,730

Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	1,000	1,187,940

Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	500	614,170

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(b)	0.00%	07/15/34	3,685	1,216,971

Series 2009, PILOT RB	6.25%	07/15/40	475	552,506

Series 2009, PILOT RB	6.38%	07/15/43	475	555,304

Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	350	397,586

Series 2012, RB	5.00%	08/01/42	1,250	1,390,962

Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc.–Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	1,510	1,700,305

Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	365	339,191

East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,000	996,260

Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB(c)	5.25%	05/01/30	2,850	3,344,390

Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(d)	5.20%	12/01/23	1,100	1,136,839

Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	1,340	1,525,684

Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	875	1,028,151

Islip (Town of) Resource Recovery Agency (1985 Facility); Series 2004 E, RB (INS–AGM)(a)(d)	5.75%	07/01/22	1,290	1,366,639

Livingston (County of) Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, Civic Facility RB	6.00%	07/01/30	1,000	1,000,630

Long Island Power Authority;
Series 2000 A, Electric System General CAB RB (INS–AGM)(a)(b)	0.00%	06/01/18	2,000	1,833,960

Series 2008 A, Electric System General RB (INS–BHAC)(a)	5.50%	05/01/33	355	417,271

Madison (County of) Industrial Development Agency (Colgate University);
Series 2003 B, RB(e)(f)	5.00%	07/01/13	500	520,035

Series 2005 A, RB (INS–AMBAC)(a)	5.00%	07/01/35	750	795,773

Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	615	723,824

Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	1,500	1,696,665

Series 2012 D, Ref. RB	5.00%	11/15/32	685	791,278

Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	370	411,166

Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	875	985,635

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	1,250	833,713

Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	917,620

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(a)(d)	5.75%	12/01/22	2,000	2,000,700

Series 2010, Special Obligation RB	6.00%	12/01/42	860	999,475

New York (City of) Industrial Development Agency (Airis JFK I, LLC); Series 2001 A, Airport Facility RB(d)	5.50%	07/01/28	1,000	1,002,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of) Industrial Development Agency (American Civil Liberties Union Foundation, Inc.); Series 2005, VRD Ref. & Improvement Civic Facility RB (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.16%	06/01/35	$1,200	$1,200,000

New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	1,515	1,544,891

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(a)	5.25%	11/01/37	1,300	1,397,006

New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(d)(e)(i)	5.50%	01/01/16	2,000	2,157,400

Series 2005, Special Facility RB(d)(e)(i)	5.50%	01/01/16	2,000	2,111,180

New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB(c)	5.00%	06/15/37	4,000	4,415,000

Series 2007, VRD Second General Water & Sewer System RB(g)	0.15%	06/15/33	6,700	6,700,000

Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	2,000	2,352,620

New York (City of) Transitional Finance Authority;
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	500	571,015

Series 2008 S-2, Building Aid RB	6.00%	07/15/33	850	1,012,791

Series 2009 A, Future Tax Sec. RB(c)	5.00%	05/01/28	755	896,986

Series 2009 A, Future Tax Sec. RB(c)	5.00%	05/01/29	605	719,859

Series 2009 A, Future Tax Sec. RB(c)	5.00%	05/01/30	605	704,801

Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/27	1,310	1,551,878

Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	1,000	1,127,420

Series 2009 S-5, Building Aid RB	5.00%	01/15/31	595	679,657

Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	660	803,042

New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS–NATL)(a)(c)	5.00%	07/01/44	960	1,024,128

New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	850	939,862

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB	5.00%	04/01/31	800	924,512

New York (City of);
Subseries 1993 A-8, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.18%	08/01/17	3,400	3,400,000

Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(g)(h)	0.16%	08/01/20	2,000	2,000,000

Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	1,750	2,114,700

Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	501,456

Subseries 2008 I-1, Unlimited Tax GO Bonds	5.00%	02/01/25	405	471,481

New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2003 B, RB(e)(f)	5.38%	07/01/13	1,000	1,042,070

Series 2009, RB	5.75%	07/01/33	660	759,693

Series 2012 A, RB	5.00%	07/01/26	1,000	1,160,860

New York (State of) Dormitory Authority (Catholic Health Services of Long Island–St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	2,000	2,048,800

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/27	710	922,240

Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/30	750	998,077

Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/31	555	742,496

New York (State of) Dormitory Authority (Columbia University); Series 2011 A, RB	5.00%	10/01/41	510	591,901

New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB(c)	5.00%	07/01/35	4,725	5,365,190

New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	1,000	1,218,360

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(a)	5.25%	07/01/28	935	1,103,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS–AGC)(a)	5.00%	07/01/33	$500	$550,460

Series 2011 A, RB	5.13%	07/01/29	500	581,680

New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS–Radian)(a)	5.00%	07/01/41	1,150	1,172,655

New York (State of) Dormitory Authority (Marymount Manhattan College); Series 2009, RB	5.25%	07/01/29	1,000	1,070,030

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS–NATL)(a)	5.50%	07/01/23	1,250	1,601,175

New York (State of) Dormitory Authority (Miriam Osborn Memorial Home Association); Series 2000 B, RB (INS–ACA)(a)	6.38%	07/01/29	750	750,938

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(a)	5.00%	08/01/29	1,000	1,072,250

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	875	970,086

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,250	1,380,037

New York (State of) Dormitory Authority (New York State Rehabilitation Association Pooled Loan Program No. 1); Series 2001 A, RB (INS–AMBAC)(a)	5.50%	07/01/15	960	973,344

New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	1,500	1,764,450

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(a)	5.50%	07/01/31	1,070	1,408,869

New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,423,325

Subseries 2005 A, RB	5.00%	11/01/26	750	805,725

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2008, RB	6.50%	12/01/21	1,000	1,148,880

Series 2008, RB	6.13%	12/01/29	500	549,505

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,250	1,393,287

New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	775	893,854

New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2002 C, RB (INS–NATL)(a)	5.25%	04/01/21	1,000	1,003,630

Series 2002 E, RB (INS–NATL)(a)	5.50%	10/01/17	1,000	1,003,840

Series 2008 C, RB	7.50%	04/01/39	2,000	2,505,200

Series 2008 D, RB (INS–AGC)(a)	5.75%	10/01/24	500	601,645

Series 2009 C, RB (INS–AGC)(a)	5.00%	10/01/24	1,500	1,741,500

New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	1,220	1,422,447

New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	500	556,035

New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 A, RB	5.25%	05/15/15	2,000	2,183,300

New York (State of) Dormitory Authority (Suffolk County); Series 1986, Judicial Facilities Lease RB(f)	7.38%	07/01/16	1,200	1,374,792

New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	1,245	1,425,712

Series 2011, Ref. RB	5.00%	07/01/31	750	850,973

New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	925	996,613

New York (State of) Dormitory Authority (Winthrop South Nassau University Health System Obligated Group); Series 2003 B, RB	5.50%	07/01/23	750	762,300

New York (State of) Dormitory Authority;
Series 1996 B, City University System Consolidated RB	6.00%	07/01/14	345	364,306

Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(a)	5.00%	02/15/27	1,000	1,093,950

Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(a)(d)	5.25%	02/15/28	2,000	2,177,120

New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB(d)(j)	13.27%	07/01/26	1,200	1,211,328

New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	730	845,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Thruway Authority;
Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/25	$500	$578,155

Series 2009 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	500	575,595

Series 2012 I, General RB	5.00%	01/01/42	610	686,171

New York City Health & Hospital Corp.; Series 2003 A, Health System RB (INS–AMBAC)(a)	5.25%	02/15/22	1,000	1,020,700

New York City Housing Development Corp. (East Midtown); Series 1978, MFH RB(k)	6.50%	11/15/18	1,074	1,130,316

New York City Housing Development Corp. (Ruppert); Series 1978, MFH RB(k)	6.50%	11/15/18	1,128	1,186,512

New York City Housing Development Corp.; Series 2005 K, MFH RB(d)	5.00%	11/01/37	1,000	1,026,570

New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	875	1,005,331

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	1,215	1,396,339

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $636,422)(k)(l)	6.13%	02/15/19	750	8

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,430	1,707,348

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, State Clean Water & Drinking Water Revolving Funds RB	5.50%	04/15/35	310	446,598

New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	205	211,835

Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	885,593

North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	06/15/23	935	1,158,110

Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility); Series 1999 A, Civic Facility RB	5.88%	12/01/29	995	995,637

Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	1,065	1,164,460

Rensselaer (County of) Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC–JPMorgan Chase Bank, N.A.)(d)(h)	5.38%	12/01/36	1,000	1,031,960

Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS–AMBAC)(a)(d)	5.00%	12/15/23	1,000	1,021,990

Rockland (County of); Series 2012, Limited Tax TAN	2.50%	03/06/13	440	441,698

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(d)(e)(i)(k)	6.63%	10/01/13	850	861,484

Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(k)	5.38%	01/01/27	1,295	1,267,688

Suffolk (County of) Industrial Development Agency (Family Service League of Suffolk County, Inc.); Series 2004, Civic Facility RB(e)(f)	5.00%	11/01/14	825	844,586

Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,022,630

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	465	516,141

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.); Series 2001 A, First Mortgage RB	7.38%	03/01/21	230	229,213

Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(d)	5.00%	11/01/36	1,000	1,079,640

Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	250	284,945

Triborough Bridge & Tunnel Authority; Series 2008, General Purpose RB	4.75%	11/15/29	200	225,200

Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/30	1,250	1,411,000

TSASC, Inc.; Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	540	397,850

Ulster (County of) Resource Recovery Agency;
Series 2002, Ref. RB(e)(f)	5.25%	03/01/13	800	820,240

Series 2002, Ref. RB (INS–AMBAC)(a)	5.25%	03/01/18	200	203,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco New York Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	$1,000	$1,142,270

Series 2009 A, Ref. RB	5.00%	07/01/26	810	920,913

Utica (City of) Industrial Development Agency (Utica College); Series 1998 A, RB	5.75%	08/01/28	270	270,181

Westchester (County of) Industrial Development Agency (Guiding Eyes For The Blind, Inc.); Series 2004, Civic Facility RB	5.38%	08/01/24	1,000	1,047,610

Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	1,250	1,029,562

Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,000	1,045,861

				166,864,620

Puerto Rico–6.82%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,300	1,385,592

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,108,550

Series 2008 WW, RB	5.25%	07/01/33	1,000	1,052,450

Series 2010 XX, RB	5.75%	07/01/36	500	548,275

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 1993 X, Ref. RB(f)	5.50%	07/01/15	1,535	1,705,032

Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	750	763,897

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(a)	5.50%	07/01/27	675	760,340

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, CAB RB(b)	0.00%	08/01/34	1,000	301,570

First Subseries 2010 A, RB	5.38%	08/01/39	530	567,397

Series 2011 C, RB	5.00%	08/01/40	3,500	3,794,350

				11,987,453

Guam–1.94%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	135	151,796

Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,405,225

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	450	471,033

Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	740	760,298

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	550	621,137

				3,409,489

Virgin Islands–1.71%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	918,075

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	845	995,435

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	1,000	1,092,640

				3,006,150

TOTAL INVESTMENTS(m)–105.47% (Cost $170,353,856)				185,267,712

FLOATING RATE NOTE OBLIGATIONS–(6.36%)
Notes with interest rates ranging from 0.16% to 0.24% at 08/31/2012 and contractual maturities of collateral ranging from 01/15/27 to 07/01/44 (See Note 1J)(n)				(11,175,000)

OTHER ASSETS LESS LIABILITIES–0.89%				1,559,127

NET ASSETS–100.00%				$175,651,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco New York Tax Free Income Fund

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,211,328 which represents 0.69% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $4,446,008, which represented 2.53% of the Fund’s Net Assets.
(l)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2012 represented less than 1% of the Fund’s Net Assets.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

National Public Finance Guarantee Corp.	5.4%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Fund’s investments with a value of $19,149,652 are held by Dealer Trusts and serve as collateral for the $11,175,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	86.3%

Other	7.2

Pre-refunded Bonds	3.4

General Obligation Bonds	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco New York Tax Free Income Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $170,353,856)	$185,267,712

Receivable for:
Fund shares sold	508,558

Interest	1,876,372

Investment for trustee deferred compensation and retirement plans	10,522

Other assets	8,069

Total assets	187,671,233

Liabilities:
Floating rate note obligations	11,175,000

Payable for:
Fund shares reacquired	81,821

Amount due custodian	309,700

Dividends	267,281

Accrued fees to affiliates	76,359

Accrued other operating expenses	30,152

Trustee deferred compensation and retirement plans	79,081

Total liabilities	12,019,394

Net assets applicable to shares outstanding	$175,651,839

Net assets consist of:
Shares of beneficial interest	$168,233,303

Undistributed net investment income	295,626

Undistributed net realized gain (loss)	(7,790,946)

Unrealized appreciation	14,913,856

$175,651,839

Net Assets:
Class A	$141,560,051

Class B	$4,685,385

Class C	$20,703,743

Class Y	$8,702,660

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	8,634,709

Class B	285,224

Class C	1,264,125

Class Y	531,360

Class A:
Net asset value per share	$16.39

Maximum offering price per share
(Net asset value of $16.39 divided by 95.25%)	$17.21

Class B:
Net asset value and offering price per share	$16.43

Class C:
Net asset value and offering price per share	$16.38

Class Y:
Net asset value and offering price per share	$16.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco New York Tax Free Income Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$4,177,786

Expenses:
Advisory fees	402,852

Administrative services fees	25,205

Custodian fees	1,971

Distribution fees:

Class A	173,264

Class B	6,339

Class C	97,860

Interest, facilities and maintenance fees	42,489

Transfer agent fees	30,679

Trustees’ and officers’ fees and benefits	18,287

Other	23,129

Total expenses	822,075

Less: Fees waived and expense offset arrangement(s)	(140,894)

Net expenses	681,181

Net investment income	3,496,605

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(51,856)

Change in net unrealized appreciation of investment securities	3,100,803

Net realized and unrealized gain	3,048,947

Net increase in net assets resulting from operations	$6,545,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco New York Tax Free Income Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$3,496,605	$6,446,855

Net realized gain (loss)	(51,856)	(538,121)

Change in net unrealized appreciation	3,100,803	13,449,220

Net increase in net assets resulting from operations	6,545,552	19,357,954

Distributions to shareholders from net investment income:
Class A	(2,976,067)	(5,216,937)

Class B	(109,099)	(282,032)

Class C	(345,669)	(662,947)

Class Y	(185,433)	(242,433)

Total distributions from net investment income	(3,616,268)	(6,404,349)

Share transactions–net:
Class A	2,124,482	59,962,476

Class B	(944,049)	(2,211,373)

Class C	1,824,966	221,718

Class Y	1,779,419	6,362,303

Net increase in net assets resulting from share transactions	4,784,818	64,335,124

Net increase in net assets	7,714,102	77,288,729

Net assets:
Beginning of period	167,937,737	90,649,008

End of period (includes undistributed net investment income of $295,626 and $415,289, respectively)	$175,651,839	$167,937,737

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax Free Income Fund, formerly Invesco Van Kampen New York Tax Free Income Fund, (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

13        Invesco New York Tax Free Income Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets. Prior to June 1, 2010, incremental transfer agency fees which were unique to each class of shares were charged to the operations of such class.
G.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

14        Invesco New York Tax Free Income Fund

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.47%

Over $500 million	0.445%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.50%, 2.25%, 2.25% and 1.25% of average daily net assets, respectively. Prior to July 1, 2012, the Adviser had

15        Invesco New York Tax Free Income Fund

contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.78%, 1.53%, 1.53% and 0.53% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  In addition, the Adviser had contractually agreed through June 30, 2012, to waive advisory fees equal to 0.25% of the Fund’s average daily net assets.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $140,717.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended August 31, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $9,325 in front-end sales commissions from the sale of Class A shares and $5,810, $3,702 and $418 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$185,267,712	$—	$185,267,712

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $177.

16        Invesco New York Tax Free Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $11,225,000 and 0.75%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$2,489,228	$—	$2,489,228

February 28, 2018	3,515,499	—	3,515,499

February 28, 2019	896,118	—	896,118

	$6,900,845	$—	$6,900,845

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco New York Tax-Free Income Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $7,888,566 and $6,426,431, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,277,656

Aggregate unrealized (depreciation) of investment securities	(1,270,784)

Net unrealized appreciation of investment securities	$15,006,872

Cost of investments for tax purposes is $170,260,840.

17        Invesco New York Tax Free Income Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	697,848	$11,285,910	767,412	$12,196,212

Class B	202	3,265	6,454	99,553

Class C	153,503	2,479,213	149,905	2,330,789

Class Y	125,044	2,029,405	434	31,994

Issued as reinvestment of dividends:
Class A	114,698	1,857,256	212,489	3,147,601

Class B	4,462	72,340	12,440	187,695

Class C	12,685	205,261	26,809	395,403

Class Y	6,732	108,924	10,341	153,118

Automatic conversion of Class B shares to Class A shares:
Class A	36,770	593,283	98,022	1,499,505

Class B	(36,701)	(593,283)	(98,131)	(1,499,505)

Issued in connection with acquisitions:(b)
Class A	—	—	4,030,206	60,821,743

Class Y	—	—	464,211	6,997,416

Reacquired:
Class A	(719,712)	(11,611,967)	(1,161,956)	(17,702,585)

Class B	(26,374)	(426,371)	(65,543)	(999,116)

Class C	(53,216)	(859,508)	(165,314)	(2,504,474)

Class Y	(22,301)	(358,910)	(53,762)	(820,225)

Net increase in share activity	293,640	$4,784,818	4,234,017	$64,335,124

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all of the net assets of Invesco New York Tax-Free Income Fund (the “Target Fund”), pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 4,494,417 shares of the Fund for 6,361,658 shares outstanding of the Target Fund as of the close of business on June 3, 2011. Class A and Class Y shares of the Target Fund were exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, June 3, 2011. Class B and Class C Shares of the Target Fund were exchanged for Class A Shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, June 3, 2011. The Target Fund’s net assets at that date of $67,819,159, including $2,215,285 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $89,339,574 and $157,158,733 immediately after the acquisition.

The pro forma results of operation for the year ended February 29, 2012 assuming the reorganization had been completed on March 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$7,236,219

Net realized/unrealized gains	14,980,917

Change in net assets resulting from operations	$22,217,136

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since June 6, 2011.

18        Invesco New York Tax Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

																Ratio of
																expenses
																to average net
												Ratio of		Ratio of		assets with
			Net gains									expenses		expenses		fee waiver
			(losses)									to average		to average net		(excluding		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		interest,		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		facilities and		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed		absorbed		fees)(b)		net assets		turnover(c)

Class A
Six months ended 08/31/12	$16.12	$0.34	$0.28	$0.62	$(0.35)	$—	$(0.35)	$16.39	3.86	%(d)	$141,560	0.73	%(e)	0.89	%(e)	0.68	%(e)	4.14	%(e)	4%
Year ended 02/29/12	14.66	0.71	1.46	2.17	(0.71)	—	(0.71)	16.12	15.16	(d)	137,064	0.69		0.94		0.65		4.64		18
Five months ended 02/28/11	15.78	0.30	(1.12)	(0.82)	(0.30)	—	(0.30)	14.66	(5.25	)(d)	66,813	0.68	(f)	0.93	(f)	0.66	(f)	4.86	(f)	10
Year ended 09/30/10	15.40	0.70	0.39	1.09	(0.71)	—	(0.71)	15.78	7.32	(d)	74,722	0.76		1.01		0.73		4.59		18
Year ended 09/30/09	14.31	0.70	1.10	1.80	(0.71)	—	(0.71)	15.40	13.24	(g)	72,726	0.84		1.09		0.78		5.06		32
Year ended 09/30/08	16.01	0.69	(1.66)	(0.97)	(0.71)	(0.02)	(0.73)	14.31	(6.32	)(g)	74,376	0.89		1.14		0.73		4.44		34
Year ended 09/30/07	16.47	0.67	(0.43)	0.24	(0.68)	(0.02)	(0.70)	16.01	1.34	(g)	82,261	0.81		1.06		0.72		4.12		13

Class B
Six months ended 08/31/12	16.15	0.34	0.29	0.63	(0.35)	—	(0.35)	16.43	3.92	(d)(h)	4,685	0.73	(e)(h)	0.89	(e)(h)	0.68	(e)(h)	4.14	(e)(h)	4
Year ended 02/29/12	14.62	0.74	1.47	2.21	(0.68)	—	(0.68)	16.15	15.49	(d)(h)	5,549	0.48	(h)	0.73	(h)	0.44	(h)	4.85	(h)	18
Five months ended 02/28/11	15.70	0.30	(1.13)	(0.83)	(0.25)	—	(0.25)	14.62	(5.30	)(d)(h)	7,143	0.77	(f)(h)	1.02	(f)(h)	0.75	(f)(h)	4.77	(f)(h)	10
Year ended 09/30/10	15.35	0.62	0.39	1.01	(0.66)	—	(0.66)	15.70	6.76	(d)(h)	8,895	1.26	(h)	1.51	(h)	1.23	(h)	4.09	(h)	18
Year ended 09/30/09	14.27	0.69	1.09	1.78	(0.70)	—	(0.70)	15.35	13.13	(i)(j)	11,666	0.92	(j)	1.17	(j)	0.86	(j)	4.99	(j)	32
Year ended 09/30/08	15.97	0.70	(1.65)	(0.95)	(0.73)	(0.02)	(0.75)	14.27	(6.22	)(i)(j)	15,016	0.81	(j)	1.06	(j)	0.65	(j)	4.52	(j)	34
Year ended 09/30/07	16.43	0.60	(0.43)	0.17	(0.61)	(0.02)	(0.63)	15.97	0.95	(i)(j)	20,512	1.23	(j)	1.48	(j)	1.14	(j)	3.69	(j)	13

Class C
Six months ended 08/31/12	16.10	0.28	0.28	0.56	(0.28)	—	(0.28)	16.38	3.54	(d)	20,704	1.48	(e)	1.64	(e)	1.43	(e)	3.39	(e)	4
Year ended 02/29/12	14.64	0.59	1.46	2.05	(0.59)	—	(0.59)	16.10	14.33	(d)	18,533	1.44		1.69		1.40		3.89		18
Five months ended 02/28/11	15.77	0.25	(1.13)	(0.88)	(0.25)	—	(0.25)	14.64	(5.62	)(d)	16,684	1.43	(f)	1.68	(f)	1.41	(f)	4.11	(f)	10
Year ended 09/30/10	15.39	0.59	0.38	0.97	(0.59)	—	(0.59)	15.77	6.50	(d)	19,049	1.51		1.76		1.48		3.84		18
Year ended 09/30/09	14.29	0.61	1.10	1.71	(0.61)	—	(0.61)	15.39	12.51	(j)(k)	19,444	1.50	(j)	1.75	(j)	1.44	(j)	4.40	(j)	32
Year ended 09/30/08	15.99	0.58	(1.67)	(1.09)	(0.59)	(0.02)	(0.61)	14.29	(7.04	)(k)	18,644	1.64		1.89		1.48		3.70		34
Year ended 09/30/07	16.45	0.55	(0.43)	0.12	(0.56)	(0.02)	(0.58)	15.99	0.66	(j)(k)	18,912	1.55	(j)	1.80	(j)	1.46	(j)	3.37	(j)	13

Class Y(l)
Six months ended 08/31/12	16.10	0.36	0.29	0.65	(0.37)	—	(0.37)	16.38	4.06	(d)	8,703	0.48	(e)	0.64	(e)	0.43	(e)	4.39	(e)	4
Year ended 02/29/12	14.64	0.76	1.45	2.21	(0.75)	—	(0.75)	16.10	15.46	(d)	6,792	0.44		0.69		0.40		4.89		18
Five months ended 02/28/11	15.78	0.32	(1.15)	(0.83)	(0.31)	—	(0.31)	14.64	(5.27	)(d)	10	0.43	(f)	0.68	(f)	0.41	(f)	5.11	(f)	10
Year ended 09/30/10	15.44	0.25	0.34	0.59	(0.25)	—	(0.25)	15.78	3.83	(d)	10	0.51	(f)	0.76	(f)	0.73	(f)	4.77	(f)	18

(a)	Calculated using average shares outstanding.
(b)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $61,546,396 and sold of $9,539,859 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco New York Tax-Free Income Fund into the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $137,481, $5,030, $19,412 and $8,105 for Class A, Class B, Class C and Class Y, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.04%, 0.33% and 0.75% for the six months ended August 31, 2012, the year ended February 29, 2012, five months ended February 28, 2011 and the year ended September 30, 2010, respectively.
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(j)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of less than 1%.
(k)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(l)	Commencement date of June 1, 2010.

NOTE 11—Subsequent Event

Effective September 24, 2012, the maximum sales charge imposed on Class A shares changed from 4.75% to 4.25%.

19        Invesco New York Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2,3]	(08/31/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,038.60	$3.75	$1,021.53	$3.72	0.73%

B	1,000.00	1,039.20	3.75	1,021.53	3.72	0.73

C	1,000.00	1,035.40	7.59	1,017.74	7.53	1.48

Y	1,000.00	1,040.60	2.47	1,022.79	2.45	0.48

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. The Fund’s Adviser had contractually agreed to waive advisory fees equal to 0.25% of the Fund’s average daily net assets through June 30, 2012. The annualized expense ratios restated as if this agreement had not been in effect throughout the entire most recent fiscal half year are 0.89%, 0.89%, 1.64% and 0.64% for Class A, Class B, Class C and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.57, $4.57, $8.41 and $3.29 for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $4.53, $4.53, $8.34 and $3.26 for Class A, Class B, Class C and Class Y shares, respectively.

20        Invesco New York Tax Free Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known as Invesco Van Kampen New York Tax Free Income Fund)

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco New York Tax Free Income Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper New York Municipal Debt Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth

21        Invesco New York Tax Free Income Fund

quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of fee and expense waivers. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco New York Tax Free Income Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	VK-NYTFI-SAR-1	Invesco Distributors, Inc.

Invesco Tax-Exempt Cash Fund
Semiannual Report to Shareholders ■ August 31, 2012
Nasdaq:
A: ACSXX ■ Investor: TEIXX

2	Fund Information
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements

For the most recent Fund performance and commentary, please visit invesco.com/us.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Information
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.
Team managed by Invesco Advisers, Inc.
2 Invesco Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Tax-Exempt Cash Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.49%
Alabama–5.51%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.27%	10/01/32	$895	$895,000

Mobile (City of) Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.18%	05/01/41	2,000	2,000,000

				2,895,000

Colorado–9.43%
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(b)	0.19%	12/01/23	1,000	1,000,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.17%	02/15/28	365	365,000

Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.20%	02/01/31	1,585	1,585,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	1.04%	12/01/30	2,000	2,000,000

				4,950,000

Connecticut–0.96%
West Hartford (Town of) Series 2004 A, Unlimited Tax GO Bonds(e)(f)	3.50%	01/15/13	500	506,118

Florida–5.30%
Broward (County of) Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(a)(b)	0.15%	11/01/31	600	600,000

Dade (County of) Industrial Development Authority (Spectrum Programs, Inc.); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.58%	10/01/16	710	710,000

Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	11/01/36	675	675,000

Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.17%	07/01/32	800	800,000

				2,785,000

Georgia–5.62%
Georgia (State of); Series 2002 F, Unlimited Tax GO Bonds(e)(f)	5.00%	11/01/12	250	251,974

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2008 B, VRD RAN (LOC–Branch Banking & Trust Co.)(a)(b)	0.16%	08/01/38	900	900,000

Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.17%	07/01/24	1,200	1,200,000

Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.14%	09/01/35	600	600,000

				2,951,974

Illinois–3.16%
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	250	253,367

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris N.A.)(a)(b)(d)	0.16%	10/01/17	300	300,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	01/01/16	365	365,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.19%	08/15/25	743	743,000

				1,661,367

Indiana–0.39%
Purdue University; Series 2012 AA, Student Fee RB	1.25%	07/01/13	200	201,718

Iowa–1.72%
Iowa (State of) Finance Authority (YMCA & Rehabilitation Center); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.20%	04/01/25	900	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maryland–0.29%
Maryland (State of) (State & Local Facilities Loan of 2009); Series 2009 A, GO Bonds	5.00%	03/01/13	$150	$153,497

Massachusetts–0.68%
Cambridge (City of) (Municipal Purpose Loan of 2005); Series 2005, Limited Tax GO Bonds	4.00%	01/01/13	350	354,429

Michigan–2.38%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/15/30	10	10,000

Michigan (State of) Housing Development Authority (Parks of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.18%	08/15/32	500	500,000

Michigan State University Board of Trustees; Series 2010 C, Ref. General RB	5.00%	02/15/13	430	439,367

Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.18%	10/01/31	300	300,000

				1,249,367

Minnesota–0.49%
Minnesota (State of) Metropolitan Council (Minneapolis-St. Paul Metro Area); Series 2003 A, Ref. Waste Water Treatment Revenue Unlimited Tax GO Bonds	5.00%	03/01/13	250	255,822

Missouri–0.95%
St. Louis (County of) Industrial Development Authority (Friendship Village of South County); Series 2002 B, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.20%	09/01/22	500	500,000

New Hampshire–3.76%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	01/01/18	375	375,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.18%	09/01/37	1,600	1,600,000

				1,975,000

New Jersey–1.71%
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.22%	02/01/28	900	900,000

North Carolina–3.50%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.11%	12/01/21	900	900,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.18%	09/01/27	935	935,000

				1,835,000

North Dakota–3.81%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.31%	12/01/14	2,000	2,000,000

Oregon–2.82%
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.14%	11/01/28	880	880,000

Portland (City of) Housing Authority (New Market West); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	04/01/34	600	600,000

				1,480,000

Pennsylvania–11.53%
Derry (Township of) Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(a)(b)	0.17%	11/01/30	675	675,000

Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.18%	03/01/30	1,200	1,200,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.17%	10/15/25	600	600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.20%	07/01/38	$1,582	$1,582,000

Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.18%	11/01/29	2,000	2,000,000

				6,057,000

South Carolina–2.57%
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	08/01/29	1,200	1,200,000

South Carolina (State of); Series 2005 A, State Research University Infrastructure Unlimited Tax GO Bonds	5.00%	11/01/12	150	151,201

				1,351,201

Tennessee–5.55%
Clarksville (City of) Public Building Authority (Tennessee Municipal Bond Fund); Series 1994, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.33%	06/01/24	1,155	1,155,000

Knoxville (City of); Series 2008, Wastewater System RB	4.00%	04/01/13	570	582,258

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2000 A, VRD RB(a)	0.16%	10/01/30	675	675,000

Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)(a)	0.16%	12/15/42	500	500,000

				2,912,258

Texas–4.97%
Angleton Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.50%	02/15/13	650	656,634

Harris (County of), Texas Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.16%	11/15/47	900	900,000

Lone Star College System; Series 2012, Ref. Limited Tax GO Bonds	1.50%	02/15/13	325	326,931

San Antonio (City of); Series 2012, Limited Tax GO Notes	1.50%	02/01/13	300	301,624

Texas (State of) Public Finance Authority; Series 2008, Ref. Unlimited Tax GO Bonds	5.00%	10/01/12	425	426,616

				2,611,805

Utah–0.95%
Utah (County of) (IHC Health Services, Inc.); Series 2002 B, VRD Hospital RB(a)	0.18%	05/15/35	500	500,000

Virginia–4.16%
Richmond (City of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	2.00%	03/01/13	680	685,999

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.17%	08/01/35	1,500	1,500,000

				2,185,999

Washington–5.33%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.19%	11/01/25	2,500	2,500,000

Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.27%	11/01/32	300	300,000

				2,800,000

Wisconsin–5.81%
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.25%	07/01/16	2,500	2,500,000

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.27%	08/15/34	550	550,000

				3,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–5.14%
Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.18%	01/01/18	$2,700	$2,700,000

Total Municipal Obligations (Cost $51,722,555)				51,722,555

Commercial Paper–0.95%
Diversified Banks–0.95%
Mizuho Funding, LLC(b)(c)(d)(g) (Cost $498,887)	0.48%	02/15/13	500	498,887

TOTAL INVESTMENTS(h)(i)–99.44% (Cost $52,221,442)				52,221,442

OTHER ASSETS LESS LIABILITIES–0.56%				295,413

NET ASSETS–100.00%				$52,516,855

Investment Abbreviations:

BAN	– Bond Anticipation Notes
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes

REF	– Refunding
RB	– Revenue Bonds
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 8.2%; other countries less than 5% each: 8.6%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $3,953,887, which represented 7.53% of the Fund’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security may be traded on a discount basis. The interest rate represents the discount at the time of purchase by the Fund.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Bank of America, N.A.	11.0%

Wells Fargo, N.A.	9.3

TD Bank, N.A.	9.1

U.S. Bank, N.A.	7.4

FNMA	5.6

Barclays Bank PLC	5.1

Portfolio Composition*

By number of days to maturity, based on Total Investments
as of August 31, 2012

1-7	88.4%

8-30	0.0

31-60	0.8

61-90	0.8

91-180	5.9

181+	4.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Exempt Cash Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $52,221,442)	$52,221,442

Cash	29,686

Receivable for:
Investments sold	270,022

Fund shares sold	77,087

Interest	54,664

Fund expenses absorbed	5,367

Investment for trustee deferred compensation and retirement plans	41,820

Other assets	28,277

Total assets	52,728,365

Liabilities:
Payable for:
Fund shares reacquired	114,219

Dividends	495

Accrued fees to affiliates	19,696

Accrued other operating expenses	24,401

Trustee deferred compensation and retirement plans	52,699

Total liabilities	211,510

Net assets applicable to shares outstanding	$52,516,855

Net assets consist of:
Shares of beneficial interest	$52,555,693

Undistributed net investment income	(20,338)

Undistributed net realized gain (loss)	(18,500)

$52,516,855

Net Assets:
Class A	$31,051,590

Class Y	$12,171,265

Investor Class	$9,294,000

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	31,081,327

Class Y	12,174,879

Investor Class	9,304,048

Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Exempt Cash Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$66,471

Expenses:
Advisory fees	96,788

Administrative services fees	25,205

Distribution fees – Class A	17,544

Transfer agent fees	39,770

Trustees’ and officers’ fees and benefits	12,641

Registration and filing fees	21,423

Other	(20,674)

Total expenses	192,697

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(142,945)

Net expenses	49,752

Net investment income	16,719

Net realized gain from investment securities	79

Net increase in net assets resulting from operations	$16,798

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$16,719	$27,948

Net realized gain	79	1,755

Net increase in net assets resulting from operations	16,798	29,703

Distributions to shareholders from net investment income:
Class A	(10,389)	(17,653)

Class Y	(3,415)	(5,603)

Investor Class	(2,925)	(4,692)

Total distributions from net investment income	(16,729)	(27,948)

Share transactions–net:
Class A	(779,804)	(4,594,252)

Class Y	(287,777)	(5,685)

Investor Class	(227,093)	(241,687)

Net increase (decrease) in net assets resulting from share transactions	(1,294,674)	(4,841,624)

Net increase (decrease) in net assets	(1,294,605)	(4,839,869)

Net assets:
Beginning of period	53,811,460	58,651,329

End of period (includes undistributed net investment income of $(20,338) and $(20,328), respectively)	$52,516,855	$53,811,460

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.
  The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10        Invesco Tax-Exempt Cash Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily agreed to waive all fees and/or reimburse all expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.
  For the six months ended August 31, 2012, the Adviser waived advisory fees of $96,788 and reimbursed Fund expenses of $28,506.

11        Invesco Tax-Exempt Cash Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended August 31, 2012, the Class A shares paid $0 after IDI waived Plan fees of $17,544.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-term Investments	$—	$52,221,442	$—	$52,221,442

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities purchases of $12,101,728 and securities sales of $6,800,907, which resulted in net realized gains of $0.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $107.

12        Invesco Tax-Exempt Cash Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted temporarily to overdraft or leave balances in its account with its custodian bank, The Bank of New York Mellon. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. The parties compensate one another for any overdraft or remaining balance in the account by either earning the interest that accrues on the overdrawn or balance amount in the account or by paying the other party a contractually agreed upon fee.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2013	$101	$—	$101

February 28, 2017	10,203	—	10,203

February 28, 2018	3,681	—	3,681

February 28, 2019	4,594	—	4,594

	$18,579	$—	$18,579

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

13        Invesco Tax-Exempt Cash Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	26,311,883	$26,311,883	56,736,223	$56,736,223

Class Y	14,929,483	14,929,483	16,248,802	16,248,802

Investor Class	1,025,503	1,025,503	5,064,736	5,064,736

Issued as reinvestment of dividends:
Class A	9,505	9,505	14,366	14,366

Class Y	3,415	3,415	5,599	5,599

Investor Class	2,913	2,913	4,650	4,650

Reacquired:
Class A	(27,101,192)	(27,101,192)	(61,344,841)	(61,344,841)

Class Y	(15,220,675)	(15,220,675)	(16,260,086)	(16,260,086)

Investor Class	(1,255,509)	(1,255,509)	(5,311,073)	(5,311,073)

Net increase (decrease) in share activity	(1,294,674)	$(1,294,674)	(4,841,624)	$(4,841,624)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
								to average		to average net		Ratio of net
	Net asset			Dividends				net assets		assets without		investment
	value,	Net		from net	Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment		investment	value, end	Total	end of period	and/or expenses		and/or expenses		average
	of period	income		income	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Class A
Six months ended 08/31/12	$1.00	$0.00	(b)	$(0.00)	$1.00	0.03%	$31,052	0.18	%(c)	0.73	%(c)	0.06	%(c)
Year ended 02/29/12	1.00	0.00	(b)	(0.00)	1.00	0.05	31,831	0.17		0.89		0.05
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	36,425	0.29		0.82		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	19,008	0.36	(d)	1.07	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.62	31,812	0.92		1.07		2.58

Class Y
Six months ended 08/31/12	1.00	0.00	(b)	(0.00)	1.00	0.03	12,171	0.18	(c)	0.63	(c)	0.06	(c)
Year ended 02/29/12	1.00	0.00	(b)	(0.00)	1.00	0.05	12,459	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	12,464	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	16,782	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09(e)	1.00	0.00	(b)	(0.00)	1.00	0.27	11,169	0.94	(d)	1.01	(d)	1.09	(d)

Investor Class
Six months ended 08/31/12	1.00	0.00	(b)	(0.00)	1.00	0.03	9,294	0.18	(c)	0.63	(c)	0.06	(c)
Year ended 02/29/12	1.00	0.00	(b)	(0.00)	1.00	0.05	9,521	0.17		0.79		0.05
Year ended 02/28/11	1.00	0.00	(b)	(0.00)	1.00	0.05	9,762	0.29		0.72		0.05
Eleven months ended 02/28/10	1.00	0.00	(b)	(0.00)	1.00	0.07	11,960	0.36	(d)	0.93	(d)	0.08	(d)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.72	13,959	0.82		0.82		2.68

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s) of $34,802, $10,751 and $9,304 for Class A, Class Y and Investor Class shares, respectively.
(d)	Annualized.
(e)	Commencement date of October 3, 2008.

14        Invesco Tax-Exempt Cash Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/11)	(02/29/12)[1]	Period[2]	(02/29/12)	Period[2]	Ratio
A	$1,000.00	$1,000.30	$0.91	$1,024.30	$0.92	0.18%

Y	1,000.00	1,000.30	0.91	1,024.30	0.92	0.18

Investor	1,000.00	1,000.30	0.91	1,024.30	0.92	0.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

15        Invesco Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Exempt Cash Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was

16        Invesco Tax-Exempt Cash Fund

above the performance of the Index for the one year period and below the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other funds or client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers makes a profit on advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17        Invesco Tax-Exempt Cash Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers:811-07890 and 033-66242	TEC-SAR-1	Invesco Distributors, Inc.

Invesco Tax-Free Intermediate Fund
Semiannual Report to Shareholders ▪ August 31, 2012

Nasdaq:
A: ATFAX ▪ A2: AITFX ▪ Y: ATFYX ▪ Institutional: ATFIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
32	Financial Statements
34	Notes to Financial Statements
40	Financial Highlights
41	Fund Expenses
42	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 2/29/12 to 8/31/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.02%

Class A2 Shares	2.15

Class Y Shares	2.06

Institutional Class Shares	2.21

Barclays Municipal Bond Index▼ (Broad Market Index)	2.94

BofA Merrill Lynch 3–7 Year Municipal Index▼ (Style-Specific Index)	1.21

Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	2.15

Source(s): ▼Lipper Inc.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The BofA Merrill Lynch 3-7 Year Municipal Index in an unmanaged index comprising bonds with an outstanding par of at least $25 million and maturities of three to seven years.
     The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2 Invesco Tax-Free Intermediate Fund

Average Annual Total Returns
As of 8/31/12, including maximum applicable sales charges

			After Taxes
			on Distributions
		After Taxes	and Sale of
	Before Taxes	on Distributions	Fund Shares
Class A Shares

10 Years	3.82%	3.80%	3.78%

5 Years	5.28	5.25	5.02

1 Year	3.53	3.53	3.48

Class A2 Shares

Inception (5/11/87)	5.44%	5.42%	5.36%

10 Years	4.29	4.27	4.23

5 Years	5.87	5.84	5.57

1 Year	5.47	5.47	4.85

Class Y Shares

10 Years	4.38%	4.36%	4.31%

5 Years	6.05	6.02	5.73

1 Year	6.48	6.48	5.53

Institutional Class Shares

10 Years	4.38%	4.33%	4.27%

5 Years	6.08	6.05	5.75

1 Year	6.52	6.52	5.53

Average Annual Total Returns
As of 6/30/12, the most recent calendar quarter-end, including maximum applicable sales charges

			After Taxes
			on Distributions
		After Taxes	and Sale of
	Before Taxes	on Distributions	Fund Shares
Class A Shares

10 Years	3.93%	3.91%	3.88%

5 Years	5.25	5.22	4.99

1 Year	4.65	4.65	4.25

Class A2 Shares

Inception (5/11/87)	5.42%	5.41%	5.35%

10 Years	4.39	4.37	4.32

5 Years	5.84	5.81	5.55

1 Year	6.65	6.65	5.66

Class Y Shares

10 Years	4.49%	4.47%	4.41%

5 Years	6.03	6.01	5.72

1 Year	7.69	7.69	6.35

Institutional Class Shares

10 Years	4.48%	4.43%	4.37%

5 Years	6.02	6.00	5.71

1 Year	7.62	7.62	6.28

Class A shares incepted on October 31, 2002. Performance shown prior to that date is that of Class A2 shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on July 30, 2004. Performance shown prior to that date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless other-
3 Invesco Tax-Free Intermediate Fund
wise stated. Before-tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A2, Class Y and Institutional Class shares was 0.60%, 0.35%, 0.35% and 0.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge. Class A2 share performance reflects the maximum 1.00% sales charge. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Tax-Free Intermediate Fund

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–99.40%
Alabama–2.84%
Alabama (State of) 21st Century Authority; Series 2012 A, Tobacco Settlement RB	5.00%	06/01/21	$1,500	$1,814,130

Alabama (State of) Public School & College Authority;
Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/15	1,000	1,118,710

Series 2009 A, Ref. Capital Improvement RB	5.00%	05/01/18	1,000	1,212,380

Alabama (State of) Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)(b)	4.10%	11/03/16	2,000	2,234,880

Birmingham (City of) Airport Authority;
Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/15	1,930	2,055,836

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/16	2,335	2,525,302

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/17	2,465	2,702,922

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/18	1,985	2,202,516

Series 2003 A, Ref. RB (INS–AGM)(c)	4.00%	07/01/19	1,410	1,577,776

Series 2003 A, Ref. RB (INS–AGM)(c)	4.50%	07/01/20	1,375	1,567,569

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital);
Series 2009, Health Care Facility RB(a)(d)	4.50%	06/01/14	990	1,061,300

Series 2009, Health Care Facility RB(a)(d)	4.63%	06/01/14	750	805,650

Series 2009, Health Care Facility RB(a)(d)	5.00%	06/01/14	525	567,389

Series 2009, Health Care Facility RB(a)(d)	5.25%	06/01/14	1,000	1,085,090

Series 2009, Health Care Facility RB(a)(d)	5.75%	06/01/14	2,000	2,187,620

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative);
Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/18	3,540	4,115,958

Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(c)	4.25%	08/01/19	3,535	4,140,722

Huntsville (City of) Health Care Authority;
Series 2010 A, RB	4.50%	06/01/15	1,970	2,130,102

Series 2010 A, RB	5.00%	06/01/18	2,740	3,142,917

Mobile (City of) Industrial Development Board (Alabama Power Co.–Barry Plant); Series 2007 C, PCR(a)(b)	5.00%	03/19/15	2,150	2,368,160

Pell City (City of) Special Care Facilities Financing Authority; Series 2012, RB	4.00%	12/01/13	1,000	1,039,370

				41,656,299

Alaska–0.93%
Alaska (State of) Industrial Development & Export Authority (Greater Fairbanks Community Hospital Foundation);
Series 2004 A, RB (INS–AGM)(c)	5.13%	04/01/19	1,000	1,192,730

Series 2009 C, Ref. RB	4.00%	04/01/13	545	552,205

Series 2009 C, Ref. RB	4.25%	04/01/15	1,025	1,081,180

Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. Revolving Fund RB	5.25%	04/01/21	765	944,148

Alaska (State of) International Airports System; Series 2006 B, RB (INS–NATL)(c)	5.00%	10/01/27	1,135	1,285,251

Alaska (State of) Municipal Bond Bank Authority; Series 2009 1, RB	5.63%	09/01/29	250	290,405

North Slope (Borough of); Series 2008 A, Unlimited Tax GO Bonds	5.50%	06/30/19	1,000	1,259,290

Southeast Alaska Power Agency; Series 2009, Ref. Electric RB (INS–AGC)(c)	5.13%	06/01/24	650	737,796

Valdez (City of) (BP Pipelines);
Series 2003 B, Ref. Marine Terminal RB	5.00%	01/01/21	1,800	2,152,260

Series 2003 C, Ref. Marine Terminal RB	5.00%	01/01/21	3,480	4,161,036

				13,656,301

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arizona–2.47%
Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO Bonds (INS–AGC)(c)	4.00%	07/01/18	$1,250	$1,435,950

Arizona (State of);
Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/13	1,660	1,740,078

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/14	3,000	3,250,470

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/15	2,000	2,236,660

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/16	3,000	3,442,590

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/18	2,000	2,365,660

Series 2010 A, COP (INS–AGM)(c)	5.00%	10/01/19	1,000	1,197,050

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/21	2,000	2,364,300

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/22	2,000	2,334,080

Series 2010 B, COP (INS–AGM)(c)	5.00%	10/01/23	2,000	2,321,960

Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	07/01/23	1,500	1,775,520

Mesa (City of); Series 2009, Highway Project Advancement RN	3.50%	07/01/15	5,000	5,122,250

Phoenix (City of) Industrial Development Authority (Great Hearts Academies);
Series 2012, RB	5.20%	07/01/22	350	366,972

Series 2012, RB	6.00%	07/01/32	500	532,375

Pima (County of) Metropolitan Domestic Water Improvement District; Series 2009, Ref. Sr. Lien RB (INS–AGM)(c)	3.00%	01/01/14	1,000	1,027,970

Pima (County of);
Series 2010, COP	3.50%	06/01/14	2,130	2,213,496

Series 2010, COP	3.50%	06/01/15	1,200	1,269,264

University Medical Center Corp.; Series 2011, Hospital RB	4.00%	07/01/13	500	512,095

Yuma Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–SGI)(c)	5.00%	07/01/24	750	832,132

				36,340,872

California–9.62%
Albany Unified School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/25	1,520	1,738,682

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/28	1,350	1,545,224

Association of Bay Area Governments Finance Authority for Non-profit Corps. (Casa de las Campanas, Inc.);
Series 2010, RB (INS–Cal-Mortgage)(c)	3.00%	09/01/12	200	200,000

Series 2010, RB (INS–Cal-Mortgage)(c)	4.00%	09/01/15	1,000	1,068,240

California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2011, Ref. RB	5.00%	08/15/15	1,000	1,120,810

California (State of) Health Facilities Financing Authority (St. Joseph Health System);
Series 2009 C, Ref. RB(a)(b)	5.00%	10/16/14	3,125	3,377,625

Series 2009 D, Ref. RB(a)(b)	5.00%	10/18/16	6,000	6,883,380

California (State of) Health Facilities Financing Authority (The Episcopal Home);
Series 2010 B, RB (INS–Cal-Mortgage)(c)	5.10%	02/01/19	820	915,300

Series 2010 B, RB (INS–Cal-Mortgage)(c)	5.50%	02/01/24	1,250	1,380,738

California (State of) Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)(b)	2.60%	09/02/14	4,650	4,828,978

California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.00%	08/15/17	385	431,196

Series 2008 A, RB (INS–Cal-Mortgage)(c)	5.25%	08/15/19	325	367,065

California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2007 B, RB (INS–AMBAC)(c)	5.05%	10/01/28	1,500	1,592,145

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012, Floating Rate RB(a)(b)	1.12%	05/01/17	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Ref. PCR (INS–SGI)(a)(b)(c)	4.10%	04/01/13	$1,575	$1,608,548

California (State of) Statewide Communities Development Authority (State of California Proposition 1A Receivables Program); Series 2009, RB	5.00%	06/15/13	3,000	3,110,370

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/20	1,900	2,276,770

Series 2009 B, Ref. Economic Recovery Unlimited Tax GO Bonds(a)(b)	5.00%	07/01/14	1,095	1,184,702

Series 2011, Ref. Unlimited Tax GO Bonds	5.00%	09/01/17	2,000	2,372,880

Series 2012 A, Ref. Unlimited Tax GO Bonds(a)(b)	0.85%	05/01/15	3,000	3,000,000

Series 2012 B, Ref. VRD Unlimited Tax GO Bonds(e)	1.17%	05/01/19	4,000	4,000,000

California Infrastructure & Economic Development Bank (The Paul Getty Trust); Series 2011 J, Ref. RB(a)(b)	0.67%	04/01/14	2,000	2,000,000

Corona-Norco Unified School District (Election of 2006); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/21	1,500	1,106,355

Evergreen Elementary School District (Election of 2006);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(f)	0.00%	08/01/25	3,000	1,802,760

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(f)	0.00%	08/01/28	1,000	495,940

Fresno (City of); Series 2008 A, Sewer System RB (INS–AGC)(c)	5.00%	09/01/25	2,040	2,383,781

Hayward Unified School District (Election of 2008);
Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/17	1,000	884,110

Series 2010 A, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(f)	0.00%	08/01/20	1,000	776,500

Inland Valley Development Agency;
Series 2011 A, Tax Allocation RB(a)(b)	4.00%	03/01/14	4,000	4,101,480

Series 2011 B, Tax Allocation RB(a)(b)	4.25%	03/01/14	2,500	2,614,050

Series 2011 C, Tax Allocation RB(a)(b)	4.50%	03/01/14	2,500	2,656,800

Irvine (City of) Public Facilities & Infrastructure Authority; Series 2012 A, Special Assessment RB	3.00%	09/02/14	445	458,310

Kern Community College District; Series 2010, Ref. COP	4.00%	04/01/14	2,000	2,093,520

Lake Tahoe Unified School District (Election of 2008); Series 2009, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/24	1,000	1,169,420

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.00%	05/15/28	1,000	1,112,160

Series 2009 A, Sr. RB	5.25%	05/15/29	1,000	1,163,740

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,503,140

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.00%	07/01/26	670	777,334

Lynwood (City of) Utility Authority; Series 2009 A, Ref. Enterprise RB (INS–AGC)(c)	5.00%	06/01/29	1,625	1,786,216

Madera (City of) Irrigation District; Series 2008, Ref. Water RB	5.00%	01/01/23	2,250	2,466,112

Monterey (County of) (2009 Refinancing);
Series 2009, COP (INS–AGM)(c)	5.00%	08/01/16	1,000	1,137,590

Series 2009, COP (INS–AGM)(c)	5.00%	08/01/19	2,360	2,796,435

Murrieta (City of) Public Financing Authority; Series 2012, Ref. Special Tax RB	5.00%	09/01/21	1,155	1,321,124

New Haven Unified School District; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	08/01/20	2,530	3,048,979

Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB(a)(b)	5.00%	02/07/13	1,000	1,020,150

Northern California Power Agency;
Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/14	1,000	1,060,820

Series 2010 A, Ref. Capital Facilities RB	4.00%	08/01/16	1,000	1,108,750

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/20	1,000	1,188,290

Series 2010 A, Ref. Capital Facilities RB	5.00%	08/01/21	1,000	1,174,850

Rowland Unified School District (Election of 2006); Series 2009 B, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/23	1,300	839,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of);
Series 2009 B, Sr. Airport System RB	5.00%	07/01/18	$1,000	$1,182,810

Series 2009 D, Sub. & Passenger Facility Charge Grant Airport System RB (INS–AGC)(c)	5.13%	07/01/25	1,500	1,698,075

Series 2010, Ref. COP	5.00%	02/01/14	6,000	6,272,460

Series 2010, Ref. COP	5.00%	02/01/16	4,665	5,127,488

Series 2010, Ref. COP	5.00%	02/01/17	4,000	4,447,640

Series 2010, Ref. COP	5.25%	02/01/18	3,000	3,383,190

Series 2010, Ref. COP	5.25%	02/01/19	1,500	1,693,485

Series 2010, Sr. Airport System RB	5.00%	07/01/23	500	586,465

San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,033,770

Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	539,850

San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2009 E, Second Series RB	5.50%	05/01/26	2,000	2,380,460

Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–NATL)(c)	4.38%	01/01/24	1,000	1,042,190

Santa Monica Community College District (Election of 2002); Series 2010 E, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/26	1,000	584,590

Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/22	1,900	1,308,454

Series 2009 B-1, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/23	2,000	1,291,580

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(b)(c)	3.50%	05/31/13	500	500,615

Val Verde Unified School District; Series 2009 A, Ref. COP (INS–AGC)(c)	5.00%	03/01/29	2,040	2,180,434

Vernon (City of);
Series 2009 A, Electric System RB	5.13%	08/01/21	4,600	5,115,246

Series 2009 A, Electric System RB	5.50%	08/01/15	625	691,725

West Contra Costa Unified School District (Election of 2005); Series 2008 B, Unlimited Tax GO Bonds	6.00%	08/01/27	1,000	1,322,020

West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,166,504

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	08/01/28	1,500	1,721,475

				141,321,422

Colorado–2.52%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.00%	05/15/29	450	510,273

Series 2009 A, Auxiliary Facilities Improvement RB (CEP–Colorado Higher Education Intercept Program)	5.20%	05/15/27	340	391,690

Aurora (City of) (The Children’s Hospital Association); Series 2004 D, Hospital RB (INS–AGM)(c)	5.00%	12/01/20	1,000	1,143,860

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	6.75%	12/01/23	880	1,042,501

Colorado (State of) Health Facilities Authority (North Colorado Medical Center, Inc.);
Series 2003 A, Hospital RB (INS–AGM)(c)	5.00%	05/15/15	1,000	1,102,960

Series 2003 A, Hospital RB (INS–AGM)(c)	5.25%	05/15/26	1,000	1,133,170

Colorado (State of) Health Facilities Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, RB	5.00%	01/01/19	2,795	3,314,227

Colorado School of Mines Board of Trustees; Series 2009 A, Ref. & Improvement Enterprise RB (CEP–Colorado Higher Education Intercept Program)	5.00%	12/01/29	500	558,850

Denver School District No. 1; Series 2009 A, Unlimited Tax GO Bonds	5.00%	12/01/28	1,000	1,213,490

E-470 Public Highway Authority;
Series 2007 C-2, Sr. RB (INS–NATL)(a)(b)(c)	5.00%	09/02/13	3,300	3,412,398

Series 2007 D-2, Sr. RB (INS–NATL)(a)(b)(c)	5.00%	09/02/13	14,755	15,304,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Glenwood Springs (City of);
Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/13	$100	$102,590

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/14	1,005	1,051,059

Series 2010, Ref. Sales & Use Tax RB	3.00%	10/01/15	1,000	1,064,120

Northern Colorado Water Conservancy District; Series 2007 J, Ref. RB (INS–AMBAC)(c)	5.00%	12/01/14	1,300	1,425,203

Public Authority for Colorado Energy;
Series 2008, Natural Gas Purchase RB	6.13%	11/15/23	1,525	1,780,087

Series 2008, Natural Gas Purchase RB	6.25%	11/15/28	2,000	2,398,280

				36,948,939

Connecticut–0.54%
Connecticut (State of) (Transportation Infrastructure); Series 2009 A, Special Tax Obligation RB	5.00%	12/01/16	2,000	2,364,640

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	4.00%	07/01/23	1,500	1,577,490

Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (INS–AGM)(c)	4.00%	07/01/22	2,590	2,820,588

New Haven (City of) Solid Waste & Recycling Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,125,810

				7,888,528

Delaware–0.19%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center);
Series 2009 A, RB	4.05%	07/01/22	1,000	1,061,230

Series 2009 A, RB	5.00%	07/01/18	1,540	1,770,707

				2,831,937

District of Columbia–0.75%
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB	4.75%	03/01/17	2,035	2,164,915

District of Columbia (Georgetown University);
Series 2001 C, University RB(a)(b)	5.25%	04/01/23	2,000	2,248,240

Series 2009 A, Ref. University RB	5.00%	04/01/15	2,000	2,212,600

Series 2011, University RB(a)(b)	5.00%	04/01/21	2,055	2,439,141

District of Columbia; Series 2011 E, Ref. Income Tax Sec. RB(b)	0.77%	12/01/15	2,000	2,000,000

				11,064,896

Florida–6.67%
Broward (County of);
Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,617,469

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/25	2,700	3,222,558

Series 2012 P-2, Ref. Airport System RB	5.00%	10/01/26	2,885	3,417,715

Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, Sr. Sec. RB	5.00%	06/01/20	1,000	1,156,870

Citizens Property Insurance Corp. (High Risk Account);
Series 2009 A-1, Sr. Sec. RB (INS–AGC)(c)	5.00%	06/01/16	2,000	2,255,300

Series 2010 A-1, Sr. Sec. RB (INS–AGM)(c)	5.00%	06/01/14	2,500	2,680,450

Series 2010 A-1, Sr. Sec. RB (INS–AGM)(c)	5.00%	06/01/17	2,000	2,277,440

Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/22	8,000	9,342,080

Florida (State of) Board of Education;
Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,318,980

Series 2009 A, Lottery RB	5.25%	07/01/24	1,715	1,999,038

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–NATL)(c)	5.00%	07/01/18	1,335	1,536,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Florida (State of) Department of Environmental Protection; Series 2003 C, Florida Forever RB(a)(d)	5.00%	07/01/13	$3,525	$3,698,395

Florida (State of) Higher Educational Facilities Financial Authority (Rollins College);
Series 2012 A, RB	2.00%	12/01/13	690	699,419

Series 2012 A, RB	2.00%	12/01/14	805	823,241

Series 2012 A, RB	3.00%	12/01/15	605	641,615

Florida (State of) Municipal Power Agency (St. Lucie);
Series 2011 A, RB	4.00%	10/01/16	500	558,270

Series 2011 A, RB	4.00%	04/01/17	500	560,465

Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2008 A, RB	5.00%	07/01/13	1,730	1,798,508

Series 2010 A, RB	5.00%	07/01/15	5,250	5,844,510

Gulf Breeze (City of) (2010 A Loan Program–Loans to City of Pensacola);
Series 2010 A, Capital Funding RB (INS–AGM)(c)	5.00%	10/01/15	1,590	1,768,239

Series 2010 A, Capital Funding RB (INS–AGM)(c)	5.00%	10/01/16	1,495	1,702,760

Gulf Breeze (City of) (Local Government Loan Program); Series 1985 J, RB(g)	4.50%	12/01/20	3,050	3,539,830

Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2005 I, Hospital RB	4.50%	11/15/15	2,000	2,231,360

Series 2005 I, Hospital RB	5.00%	11/15/16	2,000	2,323,080

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(a)(b)	5.15%	09/01/13	550	573,491

Jacksonville (City of) (Better Jacksonville);
Series 2003, Sales Tax RB(a)(d)	5.25%	10/01/13	3,000	3,162,330

Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/26	1,075	1,269,371

JEA; Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,189,192

Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.00%	10/01/17	1,900	2,241,107

Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.25%	10/01/15	1,500	1,695,180

Series 2003, Ref. Electric System RB (INS–AGM)(c)	5.25%	10/01/16	1,500	1,749,510

Lakeland (City of) (Lakeland Regional Health Systems); Series 2011, Ref. Hospital System RB	4.00%	11/15/14	585	618,567

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/32	1,500	1,611,450

Series 2012, RB	5.50%	11/15/32	1,000	1,112,470

Miami (City of) (Homeland Defense); Series 2007, Ref. Limited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/16	1,000	1,113,540

Miami (City of);
Series 1998, Ref. Parking System RB (INS–NATL)(c)	5.25%	10/01/15	900	985,833

Series 2009, Ref. Parking System RB (INS–AGC)(c)	5.00%	10/01/28	750	833,183

Miami-Dade (County of) (Double-Barreled Aviation); Series 2010, Unlimited Tax GO Bonds	5.00%	07/01/17	500	592,700

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–AGC)(c)	5.00%	06/01/18	1,000	1,166,950

Series 2009, Public Facilities RB (INS–AGC)(c)	5.50%	06/01/29	2,455	2,751,687

Miami-Dade (County of) (Miami International Airport);
Series 2009 A, Aviation RB (INS–AGC)(c)	5.00%	10/01/27	120	134,519

Series 2009 B, Aviation RB (INS–AGC)(c)	5.00%	10/01/26	1,000	1,126,890

Series 2009 B, Aviation RB (INS–AGC)(c)	5.00%	10/01/29	1,000	1,112,240

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2008 A-2, Hospital RB (INS–NATL)(a)(b)(c)	4.55%	08/01/13	500	514,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of);
Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.00%	10/01/24	$1,500	$1,713,555

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.13%	10/01/25	1,525	1,741,718

Series 2008 C, Ref. Water & Sewer System RB (INS–BHAC)(c)	5.50%	10/01/20	1,500	1,808,535

Series 2012, Transit System Sales Surtax RB	5.00%	07/01/25	2,815	3,356,015

Orange (County of) Health Facilities Authority (Orlando Health, Inc.); Series 2009, Hospital RB	5.00%	10/01/14	1,085	1,166,418

Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS–AMBAC)(c)	5.00%	10/01/12	1,095	1,099,172

Pasco (County of); Series 2009 A, Water & Sewer RB	5.00%	10/01/16	750	875,962

Port St. Lucie (City of) (Municipal Complex); Series 2008, Ref. Master Lease Project COP (INS–AGC)(c)	6.25%	09/01/27	500	572,295

Volusia (County of) School Board; Series 2011, Ref. Sales Tax RB (INS–AGM)(c)	5.00%	10/01/14	2,000	2,141,960

				98,044,398

Georgia–3.50%
Atlanta (City of);
Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	4.13%	11/01/19	970	1,103,220

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/17	1,500	1,790,100

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/20	1,500	1,770,045

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.00%	11/01/21	1,500	1,750,605

Series 2009 B, Water & Wastewater RB (INS–AGM)(c)	5.25%	11/01/27	2,000	2,557,720

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	5.25%	09/01/20	2,440	2,748,025

Fayette (County of) Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/20	2,500	2,831,150

Series 2009 A, RAC	4.50%	06/15/21	2,500	2,817,150

Fulton (County of) Development Authority (Catholic Health East); Series 2010, Health System RB(a)(d)	4.00%	11/15/16	2,460	2,815,421

Fulton (County of) Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB	5.00%	06/15/29	2,830	3,124,858

Gainesville (City of) & Hall (County of) Development Authority (Acts Retirement-Life Community); Series 2012, Retirement Community RB	5.00%	11/15/22	2,000	2,239,620

Gainesville (City of) & Hall (County of) Hospital Authority (Northeast Georgia Health System, Inc.); Series 2010 A, RAC	5.00%	02/15/16	1,245	1,377,792

Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System);
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,119,570

Series 2008 A, RAC	5.25%	08/01/23	1,000	1,117,680

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS–AGM)(c)	5.25%	07/01/29	2,000	2,236,100

Macon-Bibb (County of) Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC	4.00%	08/01/19	635	716,210

Series 2009, RAC	5.00%	08/01/24	1,260	1,431,902

Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (INS–AGM)(c)	3.50%	08/01/20	2,000	2,133,480

Series 2010, RAC (INS–AGM)(c)	5.00%	08/01/21	1,500	1,741,260

Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	4.00%	10/01/13	700	722,218

Series 2012 A, RB	4.00%	10/01/14	585	613,156

Series 2012 A, RB	4.00%	10/01/16	1,660	1,771,369

Series 2012 C, RB	5.25%	10/01/27	1,000	1,118,710

Richmond (County of) Hospital Authority (University Health Services, Inc.); Series 2009, RAC	5.25%	01/01/29	2,500	2,710,275

South Regional Joint Development Authority (Valdosta State University Parking & Health Center);
Series 2007, RB (INS–SGI)(c)	5.00%	08/01/20	1,385	1,597,971

Series 2007, RB (INS–SGI)(c)	5.00%	08/01/21	1,490	1,704,292

Series 2007, RB (INS–SGI)(c)	5.00%	08/01/22	605	686,185

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Thomasville (City of) Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC	4.75%	11/01/25	$750	$776,085

Valdosta (City of) & Lowndes (County of) Hospital Authority (South Medical Center); Series 2011 B, RB	5.00%	10/01/24	2,000	2,348,060

				51,470,229

Guam–0.11%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	485,026

Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,085	1,190,494

				1,675,520

Idaho–0.70%
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/19	1,000	1,214,570

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, Grant & RAB	5.25%	07/15/25	500	585,075

Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	465	500,177

Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,150	1,269,635

Regents of the University of Idaho;
Series 2007 B, General RB (INS–AGM)(a)(b)(c)	4.50%	04/01/18	1,760	1,998,093

Series 2011, Ref. General RB(a)(b)	5.25%	04/01/21	3,965	4,684,925

				10,252,475

Illinois–5.21%
Bolingbrook (Village of); Series 2010 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/23	1,260	1,454,758

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.13%	11/01/25	1,145	1,226,513

Chicago (City of) (O’Hare International Airport);
Series 2008 A, Ref. Passenger Facility Charge RB (INS–AGM)(c)	5.00%	01/01/16	1,400	1,574,034

Series 2010 C, Third Lien General Airport RB (INS–AGC)(c)	5.25%	01/01/21	1,025	1,241,418

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008 A, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/23	2,500	2,823,450

Cook (County of);
Series 2004 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	11/15/17	5,000	5,406,950

Series 2009 A, Ref. Unlimited Tax GO Bonds	5.00%	11/15/19	2,015	2,423,360

Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/20	5,000	5,910,100

Cook County School District No. 144 (Prairie Hills);
Series 2010 A, School Limited Tax GO Bonds(d)	4.00%	12/01/16	870	993,383

Series 2010 A, School Limited Tax GO Bonds(d)	4.25%	12/01/20	555	669,807

Series 2010 A, School Limited Tax GO Bonds (INS–AGM)(c)	4.00%	12/01/16	90	98,497

Series 2010 A, School Limited Tax GO Bonds (INS–AGM)(c)	4.25%	12/01/20	75	84,157

DeKalb County Community Unit School District No. 428;
Series 2010, School Building Unlimited Tax CAB GO Bonds(f)	0.00%	01/01/19	1,000	854,670

Series 2010, School Building Unlimited Tax CAB GO Bonds(f)	0.00%	01/01/20	1,000	816,420

Dolton (Village of);
Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	4.25%	12/01/21	1,000	1,126,870

Series 2009 A, Unlimited Tax GO Bonds (INS–AGC)(c)	4.25%	12/01/22	1,000	1,117,740

Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2002, Unlimited Tax GO Bonds(a)(d)	5.25%	10/01/12	1,000	1,004,200

Illinois (State of) Finance Authority (Advocate Health Care Network);
Series 2003 A, RB(a)(b)	4.38%	07/01/14	775	820,857

Series 2010 D, Ref. RB	5.00%	04/01/20	1,200	1,406,304

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/26	$2,500	$2,955,675

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 A, RB	7.00%	11/15/27	1,000	1,111,570

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS–AGM)(c)	5.00%	05/15/17	2,000	2,205,260

Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.);
Series 2005, RB (INS–AGM)(c)	5.25%	03/01/22	1,275	1,485,936

Series 2005, RB (INS–AGM)(c)	5.25%	03/01/23	1,500	1,733,235

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 A, RB (INS–AGC)(c)	5.25%	08/15/33	665	723,520

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,015	2,095,197

Illinois (State of) Finance Authority (University of Chicago); Series 1998 B, RB(a)(b)	3.38%	02/03/14	1,045	1,087,918

Illinois (State of) Student Assistance Commission; Series 2009, Student Loan RB (INS–AGC)(c)	3.15%	05/01/14	1,650	1,652,706

Illinois (State of);
Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/16	1,000	1,118,730

Series 2010, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/17	800	912,160

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/24	2,000	2,255,200

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/25	2,000	2,240,940

Joliet (City of);
Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/14	750	779,970

Series 2012, Ref. Waterworks & Sewage RB	4.00%	01/01/15	1,000	1,063,870

Kane & DeKalb Counties Community Unit School District No. 302 (Kaneland); Series 2008, School Building Unlimited Tax GO Bonds (INS–AGM)(c)	5.50%	02/01/28	1,500	1,711,530

Kendall (County of) Forest Preserve District; Series 2007, Unlimited Tax GO Bonds (INS–NATL)(c)	5.25%	01/01/23	4,000	4,616,120

Kendall, Kane & Will Counties Community Unit School District No. 308;
Series 2007, Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	02/01/23	5,795	6,430,190

Series 2007 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	4.38%	10/01/21	1,020	1,118,920

Northern Illinois Municipal Power Agency (Prairie State Power); Series 2007 A, RB (INS–NATL)(c)	5.00%	01/01/19	1,000	1,141,500

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,000	1,168,450

St. Clair (County of) (Alternative Revenue Source);
Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/19	1,000	1,222,100

Series 2009, Ref. Unlimited Tax GO Bonds	5.00%	10/01/21	1,480	1,759,705

Will County Community Unit School District No. 365 (Valley View); Series 2011 B, Ref. Unlimited Tax GO Bonds	5.00%	11/01/17	1,060	1,230,300

Will, Grundy, Etc. Counties Community College District No. 525 (Joliet Junior College); Series 2008, Alternative Revenue Source Unlimited Tax GO Bonds	5.75%	06/01/27	1,435	1,653,794

				76,527,984

Indiana–1.04%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,176,750

Indiana (State of) Health Facility Financing Authority (Ascension Health Subordinate Credit Group);
Series 2005 A-6, RB(a)(b)	5.00%	06/01/14	3,500	3,776,185

Indiana (State of) Health Facility Financing Authority (Community Foundation of Northwest Indiana); Series 2004 A, Hospital RB	5.38%	03/01/19	1,000	1,044,820

Indiana (State of) Municipal Power Agency;
Series 2011 A, Power Supply System RB	5.00%	01/01/21	250	305,475

Series 2011 A, Power Supply System RB	5.00%	01/01/22	250	304,008

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–AGC)(c)	5.25%	01/01/29	1,040	1,181,398

Monroe County Community 1996 School Building Corp.; Series 2008, First Mortgage RB (INS–AGM)(c)	5.13%	01/15/24	2,285	2,657,135

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–AGC)(c)	5.00%	01/15/22	2,470	2,674,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)(b)	6.25%	06/02/14	$1,000	$1,080,350

Series 2009 B, Ref. PCR(a)(b)	6.25%	06/02/14	500	540,175

University of Southern Indiana; Series 2009 J, Student Fee RB (INS–AGC)(c)	5.00%	10/01/23	400	466,320

				15,206,687

Iowa–1.76%
Ames (City of) (Mary Greeley Medical Center); Series 2011, Hospital RB	5.38%	06/15/28	1,825	2,028,159

Des Moines (City of); Series 2011 A, Unlimited Tax GO Bonds	3.00%	06/01/17	3,050	3,379,705

Iowa (State of) Finance Authority (Iowa Health System);
Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/18	1,000	1,179,750

Series 2005 A, Health Facilities RB (INS–AGC)(c)	5.00%	02/15/19	500	597,065

Iowa Student Loan Liquidity Corp.;
Series 2009 1, RB	4.00%	12/01/13	1,500	1,555,380

Series 2009 1, RB	5.00%	12/01/15	2,500	2,777,325

Series 2009 1, RB	5.00%	12/01/16	2,525	2,857,416

Series 2009 1, RB	5.25%	12/01/17	2,500	2,892,150

Series 2009 1, RB	5.25%	12/01/18	2,500	2,917,450

Series 2009 2, RB	5.40%	12/01/23	2,500	2,789,825

Series 2009 3, RB	5.00%	12/01/19	2,500	2,869,125

				25,843,350

Kansas–0.62%
Dodge City (City of); Series 2009, Sales Tax RB (INS–AGC)(c)	5.00%	06/01/21	1,000	1,193,950

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.00%	11/15/16	1,000	1,164,680

Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,761,268

Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, Health Facilities RB	5.00%	03/01/24	500	555,645

Wyandotte (County of) & Kansas City (City of) Unified Government (Board of Public Utilities); Series 2012 A, Ref. Utility System RB	5.00%	09/01/27	3,785	4,479,737

				9,155,280

Kentucky–2.40%
Christian (County of) (Jennie Stuart Medical Center, Inc.); Series 2006, Ref. Hospital RB (INS–AGC)(c)	5.25%	02/01/28	1,030	1,107,940

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(c)	5.75%	12/01/28	550	615,890

Kentucky (State of) Municipal Power Agency (Prairie State);
Series 2010 A, Power System RB (INS–AGM)(c)	4.00%	09/01/16	800	892,272

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/21	5,860	7,066,164

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/22	4,560	5,434,790

Series 2010 A, Power System RB (INS–AGM)(c)	5.00%	09/01/23	1,000	1,181,680

Louisville (City of) & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/14	1,500	1,615,260

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/15	2,500	2,795,400

Series 2009 B, Sewer & Drainage System RB	5.00%	05/15/20	10,000	12,226,500

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–AGC)(c)	5.00%	10/01/24	2,000	2,297,420

				35,233,316

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–3.88%
Greater New Orleans Expressway Commission; Series 2009, Ref. RB (INS–AGC)(c)	2.75%	11/01/14	$600	$623,718

Jefferson (Parish of) Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, Hospital RB (INS–AGM)(c)	5.25%	01/01/28	1,000	1,138,610

Lafayette (City of); Series 2010, Utilities RB	5.00%	11/01/26	2,500	2,900,925

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (BRCC Facilities Corp.);
Series 2011, Ref. RB (INS–AGM)(c)	3.00%	12/01/15	1,750	1,871,573

Series 2011, Ref. RB (INS–AGM)(c)	4.00%	12/01/17	1,690	1,922,189

Series 2011, Ref. RB (INS–AGM)(c)	4.00%	12/01/18	1,775	1,998,898

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Caddo/Bossier Parishes Port Commission); Series 2010, Ref. RB (INS–AGM)(c)	4.00%	04/01/18	1,600	1,810,976

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles Public Improvement); Series 2010, RB (INS–AGC)(c)	3.00%	05/01/14	1,000	1,036,890

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (City of Lake Charles);
Series 2009, Ref. RB (INS–AGC)(c)	4.00%	04/01/16	1,435	1,571,956

Series 2009, Ref. RB (INS–AGC)(c)	4.00%	04/01/18	1,555	1,754,709

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Jefferson Parish); Series 2009 A, Ref. RB	5.00%	04/01/18	1,000	1,176,800

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corp.); Series 2009 B, RB (INS–AGC)(c)	5.00%	10/01/26	1,500	1,690,335

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, Airport RB (INS–AGC)(c)	5.00%	02/01/29	1,000	1,133,150

Louisiana (State of) Offshore Terminal Authority (Loop LCC); Series 2007 B-2A, Deepwater Port RB(a)(b)	2.13%	10/01/15	1,000	1,016,640

Louisiana (State of) Public Facilities Authority (Black & Gold Facilities); Series 2007 A, RB (INS–AGC)(c)	5.00%	07/01/22	500	545,365

Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2008 B, Ref. RB (INS–AGC)(c)	5.75%	07/01/18	715	773,301

Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,553,685

Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,097,150

Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,119,370

Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,187,070

Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS–AMBAC)(c)	5.00%	06/01/18	1,000	1,124,200

Louisiana (State of) Public Facilities Authority (Nineteenth Judicial District Court Building); Series 2007, RB (INS–NATL)(c)	4.50%	06/01/21	1,000	1,091,880

Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS–AMBAC)(c)	5.00%	06/01/16	1,000	1,122,550

Series 2006 B, Assessment RB (INS–AMBAC)(c)	5.25%	06/01/14	1,280	1,368,704

Series 2006 C-3, Assessment RB (INS–AGC)(c)	6.13%	06/01/25	1,550	1,826,024

Series 2012, Ref. RB	5.00%	06/01/24	1,020	1,166,441

Monroe (City of) (Economic Development– Garret Rd.);
Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(c)	5.25%	03/01/22	1,300	1,318,044

Series 2008, Ref. & Sales Tax Increment RB (INS–AGC)(c)	5.38%	03/01/24	1,000	1,013,330

New Orleans (City of) Aviation Board (Consolidated Rental Car);
Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.00%	01/01/16	1,250	1,362,075

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.13%	01/01/17	1,730	1,917,982

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.25%	01/01/18	1,575	1,769,450

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.50%	01/01/19	1,100	1,259,885

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	5.75%	01/01/20	1,890	2,215,628

Series 2009 A, Gulf Opportunity Zone Customer Facility Charge RB	6.00%	01/01/25	1,000	1,146,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana–(continued)

New Orleans (City of) Aviation Board;
Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(c)	5.00%	01/01/19	$500	$573,570

Series 2009 A-1, Ref. & Restructuring General Airport RB (INS–AGC)(c)	6.00%	01/01/23	1,025	1,226,925

New Orleans (City of); Series 2009, Ref. Sewerage Service RB (INS–AGC)(c)	6.25%	06/01/29	1,000	1,157,160

Plaquemines (Parish of) Law Enforcement District;
Series 2009, Limited Tax GO Bonds	4.00%	09/01/14	815	850,803

Series 2009, Limited Tax GO Bonds	4.50%	09/01/17	1,350	1,499,094

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(a)(b)	4.00%	06/01/22	1,750	1,883,875

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	1,000	1,060,910

Terrebonne (Parish of) Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/20	1,000	1,084,300

				56,962,190

Maine–0.38%
Lewiston (City of) (UBS Financial Services, Inc.);
Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/19	750	854,303

Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.00%	12/15/20	870	982,552

Series 2008 B, Unlimited Tax GO School Bonds (INS–AGM)(c)	5.50%	12/15/23	950	1,074,611

Maine (State of) Housing Authority; Series 2009 B, Mortgage Purchase RB	5.00%	11/15/29	2,500	2,707,975

				5,619,441

Maryland–0.50%
Baltimore (City of) (Water); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	288,400

Maryland (State of) Health & Higher Educational Facilities Authority (Carroll Hospital); Series 2012 A, RB	5.00%	07/01/26	1,000	1,129,620

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,122,570

Series 2008, RB (INS–AGC)(c)	5.00%	07/01/20	1,000	1,128,180

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2011, RB	3.00%	08/15/13	800	818,272

Maryland (State of) Health & Higher Educational Facilities Authority (The Johns Hopkins Health System Obligated Group);
Series 2008 B, RB(a)(b)	5.00%	05/15/13	1,000	1,032,630

Series 2008 B, RB(a)(b)	5.00%	05/15/15	715	793,271

Montgomery (County of) Housing Opportunities Commission; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,079,280

				7,392,223

Massachusetts–0.85%
Massachusetts (State of) Development Finance Agency (Baystate Medical Center); Series 2009 K-1, RB(a)(b)	5.00%	07/01/13	2,500	2,577,975

Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/27	1,000	1,119,790

Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligated Group); Series 2004 D, RB (INS–AGC)(c)	4.00%	11/15/17	730	818,323

Massachusetts (State of) Development Finance Agency (Dominion Energy Brayton); Series 2010 A, RB(a)(b)	2.25%	09/01/16	920	942,899

Massachusetts (State of) Development Finance Agency (Lesley University); Series 2009 A, RB (INS–AGC)(c)	5.00%	07/01/23	1,095	1,254,092

Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.00%	07/01/27	1,720	1,891,656

Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2009 A, Ref. RB	6.00%	07/01/24	1,500	1,772,535

Worcester (City of); Series 2009, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	11/01/16	1,860	2,071,426

				12,448,696

Michigan–5.29%
Adrian City School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–AGM)(c)	5.50%	05/01/15	755	850,402

Battle Creek (City of); Series 2008, Ref. Downtown Development Limited Tax GO Bonds (INS–AMBAC)(c)	5.00%	05/01/15	1,110	1,225,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Central Michigan University Board of Trustees;
Series 2009, Ref. General RB	5.00%	10/01/13	$1,430	$1,497,711

Series 2009, Ref. General RB	5.00%	10/01/14	1,510	1,638,531

Detroit (City of);
Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/14	1,445	1,562,392

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/16	1,000	1,140,450

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/19	1,000	1,178,870

Series 2010, Distributable State Aid Limited Tax GO Bonds	5.00%	11/01/20	1,000	1,185,720

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	3.25%	05/01/15	1,475	1,546,242

Michigan (State of) Building Authority (Facilities Program);
Series 2003 I, Ref. RB (INS–AGM)(c)	5.25%	10/15/16	4,315	4,529,844

Series 2009 I, Ref. RB (INS–AGC)(c)	5.00%	10/15/23	7,150	8,506,498

Series 2009 I, Ref. RB (INS–AGC)(c)	5.25%	10/15/24	1,040	1,241,968

Series 2009 II, RB	4.00%	10/15/15	1,000	1,090,370

Series 2009 II, RB	4.00%	10/15/16	1,950	2,171,598

Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/21	1,180	1,400,353

Series 2009 II, RB (INS–AGM)(c)	5.00%	10/15/22	520	612,258

Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2012, RB	5.00%	11/15/27	1,500	1,697,955

Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group); Series 2010 F-3, Ref. & Project RB(a)(b)	2.63%	06/30/14	2,700	2,804,814

Michigan (State of) Hospital Finance Authority (Henry Ford Health System);
Series 2009, Ref. RB	4.00%	11/15/13	540	561,087

Series 2009, Ref. RB	4.00%	11/15/14	655	695,459

Series 2009, Ref. RB	5.00%	11/15/19	1,500	1,759,095

Series 2009, Ref. RB	5.50%	11/15/18	1,000	1,205,540

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 A, Ref. RB	5.25%	05/15/18	1,100	1,307,504

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)(h)	0.18%	10/15/38	3,990	3,990,000

Michigan (State of) Municipal Bond Authority (Local Government Loan Program);
Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.00%	05/01/21	1,515	1,777,883

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.13%	05/01/23	300	348,111

Series 2009 A, City of Grand Rapids Downtown Development Limited Tax GO Bonds	5.25%	05/01/24	500	579,675

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	1,850	2,037,109

Series 2009 C, State Qualified School Limited Obligation Bonds (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,104,534

Michigan (State of);
Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/19	3,000	3,709,950

Series 2009, Ref. & State Trunk Line Fund RB	5.00%	11/01/23	1,500	1,773,420

Royal Oak (City of) Hospital Finance Authority (William Beaumont Hospital Obligated Group);
Series 2009 W, Ref. RB	5.00%	08/01/15	1,000	1,085,990

Series 2009 W, Ref. RB	5.25%	08/01/16	3,000	3,332,580

Series 2009 W, Ref. RB	5.25%	08/01/17	2,000	2,259,360

Series 2009 W, Ref. RB	5.50%	08/01/19	1,775	2,062,301

Southgate Community School District; Series 2005, Ref. Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	05/01/18	1,710	1,891,534

Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2012 A, RB	5.00%	12/01/29	2,000	2,262,860

Wayne State University Board of Governors;
Series 2007 A, General RB (INS–NATL)(c)	5.00%	11/15/12	1,190	1,200,793

Series 2009 A, Ref. General RB	5.00%	11/15/17	2,000	2,296,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Ypsilanti School District;
Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	4.00%	05/01/14	$1,985	$2,074,464

Series 2009, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	05/01/18	1,270	1,473,048

				77,669,565

Minnesota–2.76%
Duluth Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/13	1,325	1,339,535

Series 2009 B, COP	4.00%	03/01/14	1,360	1,401,222

Series 2009 B, COP	4.00%	03/01/15	1,400	1,469,034

Minneapolis & St. Paul (Cities of) Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/19	1,400	1,685,964

Series 1995 B, Health Care RB (INS–AGM)(c)	5.00%	08/15/21	1,350	1,616,747

Series 2010 A, Health Care Facilities RB	5.00%	08/15/20	730	876,241

Minneapolis & St. Paul (Cities of) Metropolitan Airports Commission;
Series 2007 B, Ref. Sub. RB (INS–NATL)(c)	5.00%	01/01/19	2,930	3,330,238

Series 2009 A, Ref. Sr. RB	4.00%	01/01/16	135	148,360

Series 2009 A, Ref. Sr. RB	5.00%	01/01/20	1,000	1,189,720

Series 2011, Ref. RB	5.00%	01/01/20	1,500	1,808,325

Series 2011, Ref. RB	5.00%	01/01/21	1,240	1,506,687

Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	4.00%	02/15/14	1,000	1,045,140

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	4.00%	02/15/20	1,500	1,687,680

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	5.00%	02/15/16	570	643,365

Series 2008 C-1, Health Care Facilities RB (INS–AGC)(c)	5.00%	02/15/21	1,500	1,771,950

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas);
Series 2009 Seven-A, RB	4.00%	10/01/15	1,000	1,096,390

Series 2009 Seven-A, RB	4.00%	10/01/16	1,000	1,122,940

Series 2009 Seven-A, RB	4.50%	10/01/22	1,000	1,147,820

Series 2009 Six-X, RB	5.00%	04/01/24	500	555,060

Minnesota (State of) Housing Finance Agency;
Series 2009 A, Residential RB	5.20%	01/01/23	700	740,929

Series 2009 B, Residential RB	5.45%	07/01/24	625	698,731

Minnesota (State of) Tobacco Securitization Authority;
Series 2011 B, Tobacco Settlement RB	4.85%	03/01/26	1,055	1,171,883

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/16	1,000	1,126,890

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/18	500	577,250

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/19	1,000	1,166,090

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/20	1,000	1,177,040

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/21	1,000	1,179,640

Series 2011 B, Tobacco Settlement RB	5.00%	03/01/22	750	881,325

St. Cloud (City of) (CentraCare Health System);
Series 2010 A, Health Care RB	5.00%	05/01/15	500	551,405

Series 2010 B, Health Care RB	5.00%	05/01/13	595	613,153

Series 2010 B, Health Care RB	5.00%	05/01/16	1,000	1,133,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

St. Paul (City of) Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare);
Series 2009, Health Care RB	5.00%	02/01/16	$1,470	$1,619,058

Series 2009, Health Care RB	5.25%	02/01/21	2,175	2,445,287

				40,524,109

Mississippi–0.53%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB	4.63%	09/01/26	1,695	1,897,264

Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, Special Obligation RB (INS–AGC)(c)	5.00%	07/01/24	1,000	1,153,060

Mississippi (State of) Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation RB (INS–AGM)(c)	5.00%	07/01/19	1,160	1,327,597

Mississippi (State of) Development Bank (Mississippi Power Co.); Series 2007 A, Special Obligation RB (INS–AMBAC)(c)	5.00%	07/01/16	1,000	1,126,500

Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2004 B-2, RB	5.00%	09/01/23	1,975	2,273,166

				7,777,587

Missouri–1.29%
Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	537,050

Kansas City (City of);
Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,063,940

Series 2010 B, Ref. Special Obligation Tax Allocation RB	4.13%	01/01/21	2,000	2,222,840

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds	5.00%	03/01/25	1,250	1,442,287

Missouri (State of) Development Finance Board (Missouri Association of Municipal Utilities Lease Pool Program); Series 1999, VRD Lease RB(e)(i)	3.10%	12/01/22	500	500,000

Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, Health Facilities RB	5.00%	06/01/19	1,000	1,188,520

Series 2010 B, Health Facilities RB	5.00%	06/01/21	4,645	5,546,084

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Episcopal-Presbyterian Hospitals);
Series 2011, Health Facilities RB	3.00%	12/01/12	200	201,288

Series 2011, Health Facilities RB	5.00%	12/01/13	200	210,936

Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/20	1,000	1,176,120

St. Charles (City of); Series 2012, COP	2.00%	05/01/15	1,885	1,934,067

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–AGM)(c)	5.00%	07/01/20	1,125	1,242,540

St. Louis Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–AGC)(c)	5.00%	07/15/21	1,500	1,667,580

				18,933,252

Montana–0.53%
Gallatin (County of) Airport Authority (Passenger Facility Charge Supported); Series 2009, RB	4.38%	06/01/29	1,500	1,614,195

Helena (City of); Series 2009, COP	5.00%	01/01/29	400	453,588

Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group); Series 2010, Health Care Facilities RB	5.00%	07/01/30	400	446,856

Montana (State of) Facility Finance Authority (Master Loan Program–Glendive Medical Center, Inc.); Series 2008 A, Health Care Facilities RB (CEP–State of Montana Board of Investments)	4.63%	07/01/18	1,010	1,198,991

Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System);
Series 2010 B, Ref. RB	4.00%	01/01/20	1,000	1,119,470

Series 2010 B, Ref. RB	5.00%	01/01/19	2,500	2,952,975

				7,786,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–0.04%
Douglas County School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO Bonds(a)(d)	5.45%	01/12/14	$500	$535,390

Nevada–2.35%
Carson City (City of) (Carson-Tahoe Regional Medical Center); Series 2012, Ref. Hospital RB	5.00%	09/01/27	2,000	2,187,320

Clark (County of);
Series 2006, Bond Bank Limited Tax GO Bonds (INS–AMBAC)(c)	5.00%	11/01/21	5,235	6,018,470

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/22	1,000	1,150,690

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/23	4,000	4,578,480

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/24	1,855	2,109,005

Series 2009 C, Sub. Lien Airport System RB (INS–AGM)(c)	5.00%	07/01/25	1,500	1,694,430

Sr. Series 2010 D, Airport System RB	4.00%	07/01/17	2,000	2,262,180

Clark County School District; Series 2004 A, Ref. Limited Tax GO Bonds (INS–AGM)(c)	5.00%	06/15/16	5,000	5,402,900

Humboldt (County of) (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/24	4,100	4,609,753

Las Vegas (City of) Valley Water District; Series 2009 D, Ref. Limited Tax GO Bonds	5.00%	06/01/16	500	576,060

Reno (City of) (Washoe Medical Center);
Series 2004 C, Hospital RB (INS–AGM)(c)	5.00%	06/01/15	750	824,325

Series 2004 C, Hospital RB (INS–AGM)(c)	5.00%	06/01/17	1,365	1,572,043

Series 2005 A, Hospital RB (INS–AGM)(c)	5.25%	06/01/17	1,300	1,511,965

				34,497,621

New Hampshire–0.39%
Manchester (City of);
Series 2009 A, Ref. General Airport RB	5.00%	01/01/15	1,750	1,877,977

Series 2009 A, Ref. General Airport RB	5.00%	01/01/17	500	561,400

New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/25	525	592,373

Series 2011, RB	5.50%	10/01/26	510	582,583

New Hampshire (State of) Housing Finance Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	425	463,471

Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	300	328,893

Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,185	1,301,249

				5,707,946

New Jersey–2.74%
New Jersey (State of) Economic Development Authority (Provident Group–Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB	5.00%	06/01/21	1,500	1,668,720

Series 2010 A, RB	5.25%	06/01/20	1,295	1,480,651

New Jersey (State of) Economic Development Authority;
Series 2004, Cigarette Tax RB(d)	5.50%	06/15/16	1,805	2,149,827

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/16	630	737,522

Series 2010 DD-1, Ref. School Facilities Construction RB	5.00%	12/15/17	1,550	1,849,274

Series 2012, Ref. RB	5.00%	06/15/23	1,500	1,725,570

Series 2012, Ref. RB	5.00%	06/15/24	4,500	5,122,755

New Jersey (State of) Educational Facilities Authority (Seton Hall University); Series 2011 A, Ref. RB	2.00%	07/01/14	1,000	1,022,340

New Jersey (State of) Health Care Facilities Financing Authority (Barnabus Health); Series 2011 A, Ref. RB	5.00%	07/01/13	1,000	1,035,100

New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/15	1,000	1,104,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority;
Series 2011 B, Transportation System RB	5.00%	06/15/19	$1,000	$1,212,580

Series 2011 B, Transportation System RB	5.00%	06/15/20	1,000	1,221,480

Series 2011 B, Transportation System RB	5.00%	06/15/21	1,000	1,224,050

New Jersey (State of) Turnpike Authority;
Series 2009 H, RB	5.00%	01/01/20	2,000	2,407,300

Series 2009 H, RB	5.00%	01/01/21	2,000	2,382,080

Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009 A, City-Secured Police Facility RB (INS–AGC)(c)	5.00%	12/01/21	1,130	1,348,949

Series 2009 A, City-Secured Police Facility RB (INS–AGC)(c)	5.38%	12/01/26	750	884,348

Newark (City of); Series 2010 A, Ref. Qualified General Improvement Unlimited Tax GO Bonds	4.00%	10/01/16	3,710	4,077,550

North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/25	1,500	1,764,120

Perth Amboy (City of) Board of Education;
Series 2010, Ref. COP (INS–AGC)(c)	4.00%	12/15/12	1,285	1,295,074

Series 2010, Ref. COP (INS–AGC)(c)	4.00%	06/15/15	1,345	1,428,807

Series 2010, Ref. COP (INS–AGC)(c)	4.00%	12/15/15	1,395	1,495,691

South Jersey Port Corp.; Series 2009 P-2, Marine Terminal RB	4.00%	01/01/16	1,505	1,649,781

				40,288,359

New York–3.03%
Amherst Development Corp. (UBF Faculty-Student Housing Corp.–Greiner & Hadley Projects at SUNY Buffalo); Series 2010 A, Student Housing Facility RB (INS–AGM)(c)	4.00%	10/01/16	1,000	1,101,780

Babylon (Town of) Industrial Development Agency (Covanta Babylon, Inc.);
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	589,316

Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	515,012

Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	426,864

Metropolitan Transportation Authority; Series 2008 B, RB(a)(b)	5.00%	11/15/12	365	368,384

Nassau (County of) Industrial Development Agency (New York Institute of Technology);
Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/17	930	1,061,651

Series 2000 A, Ref. Civic Facility RB	5.25%	03/01/19	1,585	1,848,110

New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,293,320

Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,195,044

New York (City of); Subseries 2008 J-1, Unlimited Tax GO Bonds	5.00%	08/01/17	750	900,082

New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/19	500	581,295

New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.50%	07/01/22	2,925	3,450,827

New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group); Series 2011 A, RB	5.00%	05/01/15	500	552,800

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2008 D, RB (INS–AGC)(c)	5.75%	10/01/24	1,000	1,203,290

New York (State of) Dormitory Authority (St. Lawrence University); Series 2009, RB	5.00%	07/01/14	2,000	2,146,840

New York (State of) Dormitory Authority (Yeshiva University);
Series 2009, RB	5.00%	09/01/22	2,635	3,099,103

Series 2011 A, RB	4.00%	11/01/14	1,550	1,655,167

Series 2011 A, RB	4.00%	11/01/15	1,580	1,727,730

Series 2011 A, RB	4.00%	11/01/16	1,090	1,216,865

New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 1994 C, Ref. PCR(a)(b)	3.00%	06/03/13	4,000	4,046,720

New York City Housing Development Corp.; Series 2009 L-2, MFH RB(a)(b)	2.00%	09/16/13	3,220	3,255,323

Niagara Falls (City of) Bridge Commission; Series 1993 A, Toll Bridge System RB (INS–AGC)(c)	4.00%	10/01/19	1,100	1,220,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

Tobacco Settlement Financing Corp.;
Series 2011 A, Asset-Backed RB	3.00%	06/01/16	$3,000	$3,236,610

Series 2011 A, Asset-Backed RB	4.00%	06/01/17	4,000	4,542,320

Yonkers (City of);
Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/20	655	761,680

Series 2010 A, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	11/15/22	500	569,350

				44,566,450

North Carolina–0.75%
Charlotte (City of) & Mecklenburg (County of) Hospital Authority (Carolinas HealthCare System);
Series 2007 A, Ref. Health Care RB	5.00%	01/15/19	1,000	1,132,730

Series 2009 A, Ref. Health Care RB	5.00%	01/15/20	3,500	4,165,315

North Carolina (State of) Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS–AGC)(c)	6.00%	01/01/19	420	480,598

Series 2012 A, Power System RB	5.00%	01/01/26	1,500	1,768,470

North Carolina (State of); Series 2011, Vehicle Grant Anticipation RB(a)(b)	4.00%	03/01/18	2,000	2,259,660

Oak Island (Town of); Series 2008 A, Enterprise System RB (INS–NATL)(c)	5.00%	06/01/20	1,065	1,214,760

				11,021,533

Ohio–5.85%
Akron (City of);
Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(c)	5.00%	03/01/16	2,675	3,058,809

Series 2009, Ref. & Improvement Waterworks System Mortgage RB (INS–AGC)(c)	5.00%	03/01/18	2,010	2,394,573

Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/25	1,000	1,126,080

Allen (County of) (Catholic Healthcare Partners);
Series 2010 B, Hospital Facilities RB	5.00%	09/01/16	1,000	1,150,430

Series 2010 B, Hospital Facilities RB	5.00%	09/01/18	2,000	2,386,040

Series 2010 B, Hospital Facilities RB	5.00%	09/01/20	2,920	3,513,198

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/22	1,725	2,104,655

American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/23	2,850	3,270,461

Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/16	1,430	1,560,802

Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/17	1,985	2,160,375

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)(h)	0.17%	11/01/40	4,000	4,000,000

Cleveland (City of);
Series 2006 A, Airport System RB (INS–AMBAC)(c)	5.25%	01/01/21	3,980	4,650,152

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/18	2,000	2,297,120

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/19	2,000	2,289,240

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/20	4,000	4,511,040

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/23	2,000	2,210,260

Series 2009 C, Airport System RB (INS–AGC)(c)	5.00%	01/01/27	1,000	1,090,130

Series 2011 A, Airport System RB	5.00%	01/01/17	7,605	8,555,701

Series 2011 A, Airport System RB	5.00%	01/01/22	2,315	2,627,571

Cleveland State University; Series 2012, RB	5.00%	06/01/27	3,120	3,638,450

Franklin (County of) (OhioHealth Corp.); Series 2011 D, Ref. Hospital Facilities RB(a)(b)	4.00%	08/01/16	2,500	2,773,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Hancock (County of) (Blanchard Valley Regional Health Center);
Series 2011 A, Hospital Facilities RB	4.00%	12/01/16	$250	$266,323

Series 2011 A, Hospital Facilities RB	5.00%	12/01/18	170	192,154

Series 2011 A, Hospital Facilities RB	5.75%	12/01/26	250	287,088

Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B-1, Hospital RB	4.75%	01/01/20	3,000	3,443,190

Series 2009 B-1, Hospital RB	4.75%	01/01/21	1,000	1,135,710

Series 2009 B-1, Hospital RB	5.00%	01/01/22	1,000	1,140,850

Series 2011 B-1, Ref. Hospital RB	5.00%	01/01/24	1,000	1,162,870

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR(a)(b)	2.25%	09/15/16	1,000	1,006,630

Series 2009 A, RB	5.70%	08/01/20	6,120	7,135,798

Series 2009 C, Ref. PCR	5.63%	06/01/18	3,200	3,719,136

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 C, Hospital RB(a)(b)	4.88%	07/15/15	2,525	2,777,980

Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,228,124

				85,864,740

Oklahoma–1.41%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,069,760

Oklahoma (County of) Finance Authority (Western Heights Public Schools); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,303,220

Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,145,590

Oklahoma (State of) Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,280	1,421,440

Oklahoma (State of) Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	300	360,777

Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	298,693

Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	294,128

Okmulgee (City of) Municipal Authority; Series 2009 A, Utility System & Sales Tax RB	4.00%	12/01/19	2,165	2,449,697

Tulsa (City of) Airports Improvement Trust;
Series 2009 A, General RB	4.00%	06/01/15	670	704,619

Series 2009 A, General RB	5.38%	06/01/24	1,750	1,884,382

Tulsa (County of) Industrial Authority (Jenks Public Schools); Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,139,040

Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvements RB	4.00%	05/15/16	5,000	5,574,250

Series 2005 A, Capital Improvements RB	4.00%	05/15/17	1,000	1,134,240

				20,779,836

Oregon–0.71%
Lane (County of); Series 2009 A, Limited Tax GO Bonds	4.00%	11/01/16	1,000	1,133,730

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	583,190

Oregon (State of) Facilities Authority (Legacy Health System); Series 2010 A, Ref. RB	5.00%	03/15/16	1,490	1,668,144

Oregon (State of) Facilities Authority (PeaceHealth);
Series 2009 A, Ref. RB	5.00%	11/01/15	660	750,618

Series 2009 A, Ref. RB	5.00%	11/01/16	1,880	2,188,715

Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	4.00%	10/01/16	1,000	1,078,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oregon–(continued)

Portland (City of); Series 2011 B, Central Eastside Urban Renewal & Redevelopment Tax Allocation RB	5.25%	06/15/29	$1,000	$1,129,350

Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax CAB GO Bonds (CEP–Oregon School Bond Guaranty)(f)	0.00%	06/15/23	2,500	1,878,450

				10,410,637

Pennsylvania–5.25%
Bethel Park School District; Series 2009, Limited Tax GO Bonds	4.00%	08/01/17	800	924,224

Delaware (County of) Authority (Villanova University); Series 2010, RB	4.00%	12/01/16	500	563,190

Lancaster (County of) Solid Waste Management Authority; Series 2009 B, Resource Recovery System RB	4.00%	12/15/12	2,000	2,018,660

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2012, Ref. RB	5.00%	11/15/25	1,000	1,103,510

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(e)(h)	0.20%	07/01/38	2,115	2,115,000

Pennsylvania (Sate of) Economic Development Financing Agency (Forum Place);
Series 2012, Governmental Lease RB	3.00%	03/01/14	450	462,983

Series 2012, Governmental Lease RB	4.00%	03/01/16	250	271,875

Pennsylvania (State of) Economic Development Financing Authority (PPL Electric Utilities Corp.); Series 2008, Ref. PCR	4.00%	10/01/23	500	532,240

Pennsylvania (State of) Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	4.25%	08/01/19	3,000	3,522,720

Series 2009, RB	5.00%	08/01/17	1,000	1,194,350

Series 2009, RB	5.00%	08/01/21	775	923,552

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,345	1,401,799

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/21	5,000	5,934,150

Pennsylvania (State of) Turnpike Commission;
Series 2008 C-1, Sub. RB (INS–AGC)(c)	6.00%	06/01/23	500	603,155

Series 2009 B, Sub. RB	5.00%	06/01/21	3,550	4,157,369

Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,900,575

Series 2011 A, RB	5.00%	12/01/22	1,500	1,855,845

Series 2011 A, RB	5.00%	12/01/23	1,500	1,879,260

Philadelphia (City of) (1975 General Ordinance); Twentieth Series 2011, Ref. Gas Works RB	4.00%	07/01/15	2,465	2,623,598

Philadelphia (City of) (1998 General Ordinance);
Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/13	1,165	1,193,974

Tenth Series 2011, Ref. Gas Works RB	4.00%	07/01/14	1,605	1,680,836

Tenth Series 2011, Ref. Gas Works RB (INS–AGM)(c)	4.00%	07/01/17	1,000	1,087,830

Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/27	1,320	1,397,537

Philadelphia (City of);
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	4.50%	08/01/20	2,150	2,437,455

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/21	2,500	2,921,850

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	08/01/22	5,000	5,791,550

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(c)	5.75%	07/15/17	1,000	1,147,930

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(c)	6.00%	07/15/18	1,000	1,147,100

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(c)	6.25%	07/15/23	2,000	2,277,080

Series 2010 A, Ref. Water & Wastewater RB (INS–AGM)(c)	5.00%	06/15/19	1,000	1,208,300

Philadelphia School District; Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	09/01/14	1,000	1,084,880

Pittsburgh (City of) Water & Sewer Authority; Subseries 2008 C-1D, Ref. RB (INS–AGC)(a)(b)(c)	2.63%	09/01/12	995	995,000

Pittsburgh Public School District; Series 2009 A, Limited Tax GO Bonds (INS–AGC)(c)	4.00%	09/01/19	3,105	3,571,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Reading (City of); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(c)	5.63%	11/01/23	$1,500	$1,746,435

South Fork (Borough of) Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. Hospital RB (INS–AGC)(c)	6.00%	07/01/26	500	592,495

Spring-Ford Area School District;
Series 2012, Unlimited Tax GO Bonds	2.00%	03/01/15	500	515,050

Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/16	685	734,649

Series 2012, Unlimited Tax GO Bonds	3.00%	03/01/17	620	672,266

St. Mary Hospital Authority (Catholic Health East);
Series 2010 A, Health System RB	4.00%	11/15/15	1,445	1,556,915

Series 2010 A, Health System RB	5.00%	11/15/18	2,645	3,059,842

University of Pittsburgh–Of the Commonwealth System of Higher Education (University Capital);
Series 2002 B, Ref. RB(a)(b)	5.50%	09/15/13	1,000	1,049,620

Series 2005 A, RB(a)(b)	5.50%	09/15/13	1,000	1,049,620

West Mifflin Area School District; Series 2009, Limited Tax GO Bonds (INS–AGM)(c)	5.50%	04/01/24	500	596,660

York (City of) Sewer Authority;
Series 2010, Gtd. RB (INS–AGC)(c)	5.00%	12/01/22	750	840,007

Series 2010, Gtd. RB (INS–AGC)(c)	5.00%	12/01/23	1,620	1,798,945

				77,143,656

Puerto Rico–0.49%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/29	3,000	3,210,270

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.00%	08/01/19	3,000	3,493,290

First Subseries 2010 A, RB	3.38%	08/01/16	500	534,700

				7,238,260

Rhode Island–0.74%
Rhode Island (State of) Student Loan Authority; Sr. Series 2009 A, Student Loan Program RB	4.75%	12/01/15	1,150	1,258,238

Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2006 A, Ref. Hospital Financing RB (INS–AGM)(c)	5.00%	05/15/15	1,000	1,102,960

Series 2009 A, Hospital Financing RB (INS–AGC)(c)	6.13%	05/15/27	500	594,945

Rhode Island Health & Educational Building Corp. (Public Schools Financing Program–City of Woonsocket);
Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/19	2,145	2,452,443

Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/20	1,000	1,131,460

Series 2009 E, RB (INS–AGC)(c)	5.00%	05/15/22	2,535	2,842,749

Rhode Island Health & Educational Building Corp. (University of Rhode Island–Auxiliary Enterprise); Series 2009 B, Higher Education Facility RB (INS–AGC)(c)	5.25%	09/15/29	1,265	1,459,557

				10,842,352

South Carolina–1.87%
Greenwood (County of) (Self Regional Healthcare); Series 2012 B, Ref. Hospital RB	5.00%	10/01/27	3,130	3,505,850

Oconee (County of) (Duke Energy Carolinas); Series 1993, Ref. Pollution Control Facilities RB	3.60%	02/01/17	1,000	1,093,400

Piedmont Municipal Power Agency;
Series 2009 A-3, Ref. Electric RB	5.00%	01/01/16	2,225	2,514,851

Series 2009 A-4, Ref. Electric RB	5.00%	01/01/20	2,000	2,384,000

Rock Hill (City of);
Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(c)	4.00%	01/01/13	2,210	2,233,802

Series 2009 C, Ref. Combined Utility System RB (INS–AGC)(c)	4.00%	01/01/15	2,405	2,571,835

South Carolina (State of) Education Assistance Authority; Series 2009 I, Student Loan RB	4.40%	10/01/18	815	900,176

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2010, Ref. Hospital RB	5.00%	02/01/13	$790	$804,338

Series 2010, Ref. Hospital RB	5.00%	02/01/15	1,000	1,088,060

Series 2010, Ref. Hospital RB	5.00%	02/01/16	1,140	1,273,198

Series 2010, Ref. Hospital RB	5.00%	02/01/18	1,000	1,153,150

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health);
Series 2005 A, Ref. Hospital RB (INS–AGM)(c)	4.00%	08/01/17	1,500	1,635,750

Series 2009, Ref. & Improvement Hospital RB	5.00%	08/01/15	500	545,675

South Carolina (State of) Transportation Infrastructure Bank; Series 2004 A, RB (INS–AMBAC)(c)	5.25%	10/01/22	1,390	1,502,020

Spartanburg (City of) Sanitary Sewer District; Series 2009 B, Ref. Conv. Sewer System RB (INS–AGC)(c)	4.00%	03/01/16	1,110	1,222,843

Spartanburg Regional Health Services District, Inc.;
Series 2008 A, Ref. Hospital RB (INS–AGC)(c)	4.50%	04/15/27	1,735	1,851,262

Series 2008 D, Ref. Hospital RB (INS–AGC)(c)	5.25%	04/15/20	1,000	1,162,860

				27,443,070

South Dakota–0.98%
Rapid City (City of);
Series 2009, Water RB	5.00%	11/01/21	1,170	1,414,179

Series 2009, Water RB	5.00%	11/01/24	1,620	1,918,242

Series 2009, Water RB	5.00%	11/01/25	1,650	1,938,222

South Dakota (State of) Health & Educational Facilities Authority (Avera Health);
Series 2012 A, RB	5.00%	07/01/24	1,575	1,774,143

Series 2012 A, RB	5.00%	07/01/25	2,655	2,978,830

South Dakota (State of) Health & Educational Facilities Authority (Regional Health);
Series 2010, RB	5.00%	09/01/21	1,000	1,142,230

Series 2011, RB	4.00%	09/01/13	500	516,455

South Dakota (State of) Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	500	570,310

Series 2009, RB	5.00%	11/01/17	430	498,693

Series 2009, RB	5.00%	11/01/24	1,000	1,124,090

Series 2009, RB	5.25%	11/01/29	500	561,585

				14,436,979

Tennessee–0.92%
Chattanooga (City of) & Hamilton (County of) Hospital Authority (Erlanger Health System); Series 2004, Ref. RB (INS–AGM)(c)	4.50%	10/01/16	2,500	2,816,600

Jackson (City of) (Jackson-Madison County General Hospital); Series 2008, Ref. & Improvement Hospital RB	5.25%	04/01/23	1,000	1,135,930

Memphis (City of) & Shelby (County of) Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/22	2,165	2,570,786

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. & Improvement RB	5.00%	07/01/20	860	957,335

Series 2012, Ref. & Improvement RB	5.00%	07/01/21	885	982,952

Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,650,250

Shelby (County of) Health, Educational & Housing Facilities Board (Baptist Memorial Health Care);
Series 2004 A, RB	5.00%	09/01/18	500	598,090

Series 2004 A, RB	5.00%	09/01/19	500	598,070

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(c)	5.00%	09/01/17	1,000	1,167,730

				13,477,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–(continued)
Texas–8.00%
Beaumont Independent School District; Series 2009, School Building Unlimited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/24	$1,500	$1,730,835

Bexar (County of) Metropolitan Water District;
Series 2009, Ref. Waterworks System RB	5.00%	05/01/16	1,295	1,455,994

Series 2009, Ref. Waterworks System RB	5.00%	05/01/19	2,500	2,932,125

Series 2009, Ref. Waterworks System RB	5.00%	05/01/20	2,500	2,888,500

Series 2009, Ref. Waterworks System RB	5.00%	05/01/21	2,500	2,862,025

Series 2009, Ref. Waterworks System RB	5.00%	05/01/22	2,500	2,836,325

Corpus Christi Independent School District; Series 2009, School Building Unlimited Tax GO Bonds	5.00%	08/15/22	1,100	1,345,245

Dallas (County of) Utility & Reclamation District;
Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.00%	02/15/19	1,200	1,324,296

Series 2005 A, Ref. Unlimited Tax GO Bonds (INS–AMBAC)(c)	5.15%	02/15/21	3,000	3,295,470

Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2009 A, Ref. Joint RB	4.00%	11/01/14	1,500	1,608,495

Galveston (City of); Series 2011, Ref. Wharves & Terminal RB	5.00%	02/01/21	1,000	1,111,130

Harris County Cultural Education Facilities Finance Corp. (St. Luke’s Episcopal Health System);
Series 2009, Ref. RB	5.00%	02/15/14	2,000	2,121,400

Series 2009, Ref. RB	5.00%	02/15/17	1,700	1,968,141

Series 2009, Ref. RB	5.00%	02/15/18	2,000	2,344,740

Series 2009, Ref. RB	5.00%	02/15/19	1,000	1,178,710

Series 2009, Ref. RB	5.63%	02/15/25	2,500	2,926,475

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	599,135

Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, Hospital RB	3.50%	10/01/13	750	775,020

Series 2009, Hospital RB	5.00%	10/01/24	1,750	2,014,582

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–AGC)(c)	5.00%	05/15/23	1,500	1,708,185

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership);
Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	4,000	4,454,440

Series 2008, Solid Waste Disposal RB	4.70%	05/01/18	7,320	8,121,613

Houston (City of) Convention & Entertainment Facilities Department;
Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/13	1,000	1,045,740

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/14	745	806,001

Series 2011 A, Ref. Hotel Occupancy Tax & Special RB	5.00%	09/01/15	1,000	1,111,710

Houston (City of);
Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/15	325	362,190

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/16	250	287,563

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/17	340	400,224

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/18	500	597,540

Series 2009 A, Ref. Sr. Lien Airport System RB	5.00%	07/01/19	250	295,930

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(a)(b)	0.92%	06/01/17	2,000	2,000,000

La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB	5.75%	08/15/24	365	413,622

Lake Worth (City of); Series 2008, Combination Tax & Revenue Limited Tax GO Ctfs. (INS–AGC)(c)	5.00%	10/01/27	1,230	1,385,349

Live Oak (City of); Series 2004, Unlimited Tax GO Bonds (INS–NATL)(c)	5.00%	08/01/16	390	419,215

Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, Special Facilities RB	5.25%	11/01/40	500	539,175

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS–AGM)(c)	5.88%	05/15/14	$415	$416,847

Series 2009, RB	5.25%	05/15/29	455	520,461

Series 2009, Ref. RB(a)(d)	5.25%	05/15/19	5	6,277

Series 2009, Ref. RB(a)(d)	5.25%	05/15/19	30	37,794

Series 2009, Ref. RB(a)(d)	5.25%	05/15/19	10	12,650

Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB(a)(b)	3.05%	10/16/12	900	902,889

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2009, Ref. & Improvement RB	5.00%	02/15/13	1,675	1,699,706

Series 2009, Ref. & Improvement RB	5.00%	02/15/14	1,270	1,321,587

Series 2009, Ref. & Improvement RB	5.50%	02/15/15	1,875	2,018,831

Series 2009, Ref. & Improvement RB	5.50%	02/15/16	1,505	1,655,033

Series 2009, Ref. & Improvement RB	5.50%	02/15/17	2,100	2,332,218

Mansfield (City of); Series 2008, Limited Tax GO Ctfs.	6.13%	02/15/26	500	612,030

Midtown Redevelopment Authority; Series 2011, Ref. Tax Increment Allocation Contract RB	3.00%	01/01/13	500	503,055

North Fort Bend Water Authority; Series 2009, Water System RB (INS–AGC)(c)	5.00%	12/15/24	2,000	2,320,660

North Texas Tollway Authority;
Series 2005 C, Dallas North Tollway System RB	5.38%	01/01/21	2,000	2,362,400

Series 2008 E-3, Ref. First Tier System RB(a)(b)	5.75%	01/01/16	2,610	3,006,563

Series 2008 H-2, Ref. First Tier System RB(a)(b)(d)	5.00%	01/01/13	3,380	3,431,545

Series 2008 L-2, Ref. First Tier System RB(a)(b)	6.00%	01/01/13	1,045	1,063,664

Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,480,452

Series 2011 B, Ref. First Tier System RB	5.00%	01/01/19	500	583,780

Parker (County of); Series 2009, Road Unlimited Tax GO Bonds (INS–AGC)(c)	5.25%	02/15/26	1,000	1,156,800

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO Bonds (INS–AGC)(c)	5.00%	02/15/24	500	575,985

San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB (INS–AGM)(c)	4.50%	10/01/27	1,000	1,090,060

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, Hospital RB (INS–AGC)(c)	3.75%	09/01/14	1,000	1,053,460

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/13	500	520,965

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/22	595	677,485

Series 2009 A, Hospital RB (INS–AGC)(c)	5.00%	09/01/24	1,280	1,454,566

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2007 A, Ref. RB	5.00%	02/15/19	4,405	5,025,797

Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center);
Series 2010 A, Hospital RB	5.00%	12/01/13	1,000	1,054,960

Series 2010 A, Hospital RB	5.00%	12/01/15	525	598,411

Series 2010 A, Hospital RB	5.00%	12/01/17	1,250	1,478,300

Texas Woman’s University; Series 2008, Financing System RB	5.13%	07/01/26	1,500	1,665,120

Trinity River Authority (Tarrant County Water); Series 2005, Ref. & Improvement RB (INS–NATL)(c)	5.00%	02/01/24	4,240	4,699,362

Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, Hospital RB	5.00%	07/01/21	1,285	1,459,580

Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/13	1,160	1,193,524

Series 2009, Tax Increment Allocation Contract RB	5.00%	09/01/22	900	979,092

Series 2009, Tax Increment Allocation Contract RB	5.10%	09/01/23	1,455	1,578,675

Series 2009, Tax Increment Allocation Contract RB	5.38%	09/01/25	450	492,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

West Harris County Regional Water Authority;
Series 2005, Water System RB (INS–AGM)(c)	5.00%	12/15/17	$1,000	$1,089,300

Series 2009, Water System RB	5.00%	12/15/16	1,000	1,164,250

				117,563,610

Utah–0.34%
Intermountain Power Agency; Series 2009 B, Ref. Sub. Power Supply RB	4.00%	07/01/18	1,945	2,076,190

Riverton (City of) (IHC Health Services, Inc.);
Series 2009, Hospital RB	5.00%	08/15/15	645	729,843

Series 2009, Hospital RB	5.00%	08/15/18	1,310	1,569,459

Salt Lake Valley Fire Service Area Local Building Authority; Series 2008, Lease RB	5.00%	04/01/22	500	576,095

				4,951,587

Vermont–0.19%
Vermont (State of) Educational & Health Buildings Financing Agency (Fletcher Allen Health Care); Series 2004 B, Hospital RB (INS–AGM)(c)	5.00%	12/01/22	1,000	1,120,680

Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/26	1,000	1,144,320

Series 2012, RB	5.00%	10/01/27	500	569,630

				2,834,630

Virgin Islands–0.91%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,767,900

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Matching Fund Loan Note);
Series 2009 A-1, Ref. Sr. Lien Capital Projects RB	4.13%	10/01/18	1,875	2,013,900

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/15	1,000	1,086,600

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/16	1,000	1,106,490

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/17	1,000	1,117,610

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/18	1,000	1,122,720

Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/25	500	548,060

Series 2010 A, Sr. Lien RB	5.00%	10/01/15	500	543,300

Series 2010 A, Sr. Lien RB	5.00%	10/01/16	345	381,739

Series 2010 B, Sub. Lien RB	5.00%	10/01/25	750	822,667

Series 2010 B, Sub. Lien RB	5.25%	10/01/29	570	619,391

Virgin Islands (Government of) Water & Power Authority;
Series 2010 A, Ref. Electric System RB	4.00%	07/01/14	1,000	1,040,130

Series 2010 B, Electric System RB (INS–AGM)(c)	5.00%	07/01/22	1,000	1,133,430

				13,303,937

Virginia–0.62%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	585,070

Fauquier (County of) Industrial Development Authority; Series 2002, Hospital RB (INS–Radian)(c)	5.50%	10/01/17	50	51,135

Smyth (County of) Industrial Development Authority (Mountain States Health Alliance);
Series 2010 B, Ref. Hospital RB	5.00%	07/01/15	1,095	1,186,750

Series 2010 B, Ref. Hospital RB	5.00%	07/01/16	2,090	2,299,481

Series 2010 B, Ref. Hospital RB	5.00%	07/01/18	1,255	1,416,280

Virginia (State of) Resources Authority (State Revolving Fund); Series 2008, Sub. Clean Water RB	5.00%	10/01/29	1,315	1,522,178

York (County of) Economic Development Authority (Virginia Electric & Power Co.); Series 2009 A, Ref. PCR(a)(b)	4.05%	05/01/14	2,000	2,092,800

				9,153,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–(continued)
Washington–1.26%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric System RB	5.00%	01/01/26	$500	$559,260

Series 2009, Ref. Electric System RB	5.00%	01/01/28	300	332,445

Cowlitz (County of) (Cowlitz Sewer Operating Board–Wastewater Treatment); Series 2002, Ref. Special Sewer RB (INS–NATL)(c)	5.50%	11/01/19	2,500	2,957,900

Washington (State of) Health Care Facilities Authority (Highline Medical Center); Series 2008, Mortgage RB (CEP–FHA)	5.25%	08/01/23	985	1,089,449

Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2008 A, RB (INS–AGC)(c)	5.75%	08/15/29	450	519,071

Washington (State of) Higher Education Facilities Authority (Gonzaga University);
Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,228,563

Series 2010 A, Ref. RB	4.50%	04/01/16	3,095	3,393,296

Series 2010 A, Ref. RB	4.50%	04/01/17	2,725	3,047,640

Series 2010 A, Ref. RB	5.00%	04/01/15	2,955	3,207,446

Series 2010 A, Ref. RB	5.00%	04/01/19	1,810	2,108,143

				18,443,213

West Virginia–0.40%
Mason (County of) (Appalachian Power Co.); Series 2003 L, PCR(a)(b)	2.00%	10/01/14	3,500	3,522,820

West Virginia (State of) Hospital Finance Authority (Charleston Area Medical Center, Inc.); Series 2009 A, Ref. & Improvement RB	5.00%	09/01/13	1,000	1,035,510

West Virginia (State of) Hospital Finance Authority (West Virginia University Hospitals, Inc.); Series 2003 D, Hospital Improvement RB (INS–AGM)(c)	5.38%	06/01/28	1,200	1,348,536

				5,906,866

Wisconsin–1.55%
Manitowoc (City of); Series 2009, Ref. Electric Power System RB (INS–AGC)(c)	4.25%	10/01/15	1,510	1,658,629

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB(a)(b)	4.75%	08/15/14	1,000	1,059,070

Series 2009 B, RB(a)(b)	5.13%	08/15/16	2,130	2,378,294

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group);
Series 2009 C, RB	4.00%	04/01/15	2,060	2,228,755

Series 2009 C, RB	5.00%	04/01/19	750	899,903

Series 2009 C, RB	5.00%	04/01/20	750	885,998

Wisconsin (State of) Health & Educational Facilities Authority (Marquette University);
Series 2008 B-1, Ref. RB	3.50%	10/01/16	1,005	1,099,993

Series 2008 B-1, Ref. RB	3.75%	10/01/18	880	986,533

Series 2008 B-3, RB	3.75%	10/01/18	1,125	1,261,192

Series 2008 B-3, RB	4.00%	10/01/19	1,145	1,306,651

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 A, RB	5.00%	02/15/18	400	436,860

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/25	5,000	5,603,350

Series 2012, RB	5.00%	06/01/26	1,855	2,059,606

Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–AMBAC)(c)	5.00%	12/15/16	855	932,061

				22,796,895

Wyoming–0.73%
Campbell (County of) Hospital District (Campbell County Memorial Hospital);
Series 2009, RB	3.00%	12/01/12	1,000	1,006,440

Series 2009, RB	4.00%	12/01/15	1,285	1,395,035

Series 2009, RB	5.00%	12/01/17	1,170	1,331,682

Series 2009, RB	5.00%	12/01/18	545	620,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Invesco Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wyoming–(continued)

Gillette (City of) (PacifiCorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(e)(h)	0.18%	01/01/18	$2,800	$2,800,000

Laramie (County of) (Cheyenne Regional Medical Center);
Series 2012, Hospital RB	3.00%	05/01/14	500	517,065

Series 2012, Hospital RB	3.00%	05/01/16	485	513,974

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,369,524

Wyoming (State of) Municipal Power Agency; Series 2008 A, Power Supply RB	5.38%	01/01/25	1,000	1,157,010

				10,710,782

TOTAL INVESTMENTS(j)–99.40% (Cost $1,341,875,296)				1,460,151,357

OTHER ASSETS LESS LIABILITIES–0.60%				8,830,162

NET ASSETS–100.00%				$1,468,981,519

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(f)	Zero coupon bonds issued at a discount.
(g)	Security subject to crossover refunding.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2012 represented less than 1% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	13.2%

Assured Guaranty Municipal Corp.	12.3

Portfolio Composition

By credit sector, based on Net Assets
as of August 31, 2012

Revenue Bonds	85.0%

General Obligation Bonds	11.6

Pre-Refunded Bonds	1.6

Other	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Invesco Tax-Free Intermediate Fund

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,341,875,296)	$1,460,151,357

Cash	13,039

Receivable for:
Investments sold	1,416,076

Fund shares sold	4,305,134

Interest	15,582,817

Investment for trustee deferred compensation and retirement plans	65,095

Other assets	71,375

Total assets	1,481,604,893

Liabilities:
Payable for:
Investments purchased	8,856,348

Fund shares reacquired	1,806,341

Dividends	1,318,518

Accrued fees to affiliates	389,106

Accrued other operating expenses	70,611

Trustee deferred compensation and retirement plans	182,450

Total liabilities	12,623,374

Net assets applicable to shares outstanding	$1,468,981,519

Net assets consist of:
Shares of beneficial interest	$1,350,993,202

Undistributed net investment income	1,856,005

Undistributed net realized gain (loss)	(2,143,749)

Unrealized appreciation	118,276,061

$1,468,981,519

Net Assets:
Class A	$1,114,357,191

Class A2	$116,962,729

Class Y	$215,950,558

Institutional Class	$21,711,041

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	94,023,851

Class A2	9,864,667

Class Y	18,232,337

Institutional Class	1,832,982

Class A
Net asset value per share	$11.85

Maximum offering price per share (Net asset value of $11.85 divided by 97.50%)	$12.15

Class A2
Net asset value per share	$11.86

Maximum offering price per share (Net asset value of $11.86 divided by 99.00%)	$11.98

Class Y:
Net asset value and offering price per share	$11.84

Institutional Class:
Net asset value and offering price per share	$11.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Invesco Tax-Free Intermediate Fund

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$25,982,853

Expenses:
Advisory fees	1,846,507

Administrative services fees	181,444

Custodian fees	21,595

Distribution fees — Class A	1,357,249

Transfer agent fees — Class A, A2 and Y	316,964

Transfer agent fees — Institutional Class	8,670

Trustees’ and officers’ fees and benefits	46,852

Other	171,131

Total expenses	3,950,412

Less: Expense offset arrangement(s)	(215)

Net expenses	3,950,197

Net investment income	22,032,656

Realized and unrealized gain from:
Net realized gain from investment securities	233,135

Change in net unrealized appreciation of investment securities	7,113,910

Net realized and unrealized gain	7,347,045

Net increase in net assets resulting from operations	$29,379,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Invesco Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$22,032,656	$42,725,096

Net realized gain (loss)	233,135	(708,280)

Change in net unrealized appreciation	7,113,910	84,135,755

Net increase in net assets resulting from operations	29,379,701	126,152,571

Distributions to shareholders from net investment income:
Class A	(17,881,182)	(34,407,128)

Class A2	(2,054,239)	(3,762,196)

Class Y	(4,368,855)	(7,718,819)

Institutional Class	(365,896)	(507,024)

Total distributions from net investment income	(24,670,172)	(46,395,167)

Share transactions–net:
Class A	46,486,381	(30,266,841)

Class A2	4,248,710	9,162,981

Class Y	(48,254,786)	119,618,988

Institutional Class	1,037,480	12,409,826

Net increase in net assets resulting from share transactions	3,517,785	110,924,954

Net increase in net assets	8,227,314	190,682,358

Net assets:
Beginning of period	1,460,754,205	1,270,071,847

End of period (includes undistributed net investment income of $1,856,005 and $4,493,521, respectively)	$1,468,981,519	$1,460,754,205

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Free Intermediate Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is federal tax-exempt current income.
  The Fund currently consists of four different classes of shares: Class A, Class A2, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A2 shares are closed to new investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

34        Invesco Tax-Free Intermediate Fund

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

35        Invesco Tax-Free Intermediate Fund

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.30%

Over $500 million up to and including $1 billion	0.25%

Over $1 billion	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class Y and Institutional Class shares to 1.50%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended August 31, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A shares (collectively, the “Plans”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of the Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended August 31, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2012, IDI advised the Fund that IDI retained $160,843 and $1,575 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $53,933 and $0 from Class A and Class A2 shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

36        Invesco Tax-Free Intermediate Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,460,151,357	$—	$1,460,151,357

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2012, the Fund engaged in securities purchases of $66,325,533 and securities sales of $84,803,335, which did not result in any net realized gains (losses).

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $215.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund’s total assets.

37        Invesco Tax-Free Intermediate Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 29, 2012, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2017	$176,146	$—	$176,146

February 28, 2018	195,867	—	195,867

Not subject to expiration	1,337,169	567,463	1,904,632

	$1,709,182	$567,463	$2,276,645

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2012 was $101,627,206 and $78,494,843, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$118,280,467

Aggregate unrealized (depreciation) of investment securities	(4,406)

Net unrealized appreciation of investment securities	$118,276,061

Cost of investments is the same for tax and financial statement purposes.

38        Invesco Tax-Free Intermediate Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	August 31, 2012(a)		February 29, 2012
	Shares	Amount	Shares	Amount

Sold:
Class A	13,649,965	$160,912,356	23,421,153	$268,635,352

Class A2	824,333	9,719,189	1,646,193	19,031,328

Class Y	4,194,463	49,420,964	17,392,089	199,200,064

Institutional Class	501,677	5,911,168	1,427,181	16,374,215

Issued as reinvestment of dividends:
Class A	1,093,623	12,899,114	2,119,968	24,376,453

Class A2	111,104	1,310,424	187,783	2,167,027

Class Y	155,474	1,832,734	284,855	3,284,111

Institutional Class	21,467	253,059	31,085	358,553

Reacquired:
Class A	(10,813,246)	(127,325,089)	(28,427,803)	(323,278,646)

Class A2	(573,880)	(6,780,903)	(1,051,908)	(12,035,374)

Class Y	(8,453,816)	(99,508,484)	(7,208,242)	(82,865,187)

Institutional Class	(435,203)	(5,126,747)	(378,861)	(4,322,942)

Net increase in share activity	275,961	$3,517,785	9,443,493	$110,924,954

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

39        Invesco Tax-Free Intermediate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 08/31/12	$11.81	$0.18	$0.06	$0.24	$(0.20)	$—	$(0.20)	$11.85	2.02%	$1,114,357	0.60	%(d)	0.60	%(d)	2.94	%(d)	6%
Year ended 02/29/12	11.12	0.36	0.72	1.08	(0.39)	—	(0.39)	11.81	9.88	1,064,169	0.60		0.60		3.14		11
Year ended 02/28/11	11.19	0.36	(0.13)	0.23	(0.30)	—	(0.30)	11.12	2.10	1,033,795	0.60		0.60		3.20		18
Eleven months ended 02/28/10	10.72	0.33	0.49	0.82	(0.35)	—	(0.35)	11.19	7.80	1,552,931	0.63	(e)	0.63	(e)	3.23	(e)	9
Year ended 03/31/09	10.70	0.46	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.18	224,508	0.69		0.69		4.32		22
Year ended 03/31/08	10.76	0.43	0.02	0.45	(0.43)	(0.08)	(0.51)	10.70	4.24	37,865	0.73		0.73		3.93		19

Class A2
Six months ended 08/31/12	11.82	0.19	0.06	0.25	(0.21)	—	(0.21)	11.86	2.15	116,963	0.35	(d)	0.35	(d)	3.19	(d)	6
Year ended 02/29/12	11.12	0.39	0.73	1.12	(0.42)	—	(0.42)	11.82	10.25	112,293	0.35		0.35		3.39		11
Year ended 02/28/11	11.20	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.12	2.26	96,998	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.51	0.86	(0.38)	—	(0.38)	11.20	8.14	109,342	0.38	(e)	0.38	(e)	3.48	(e)	9
Year ended 03/31/09	10.70	0.48	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.44	116,422	0.44		0.44		4.57		22
Year ended 03/31/08	10.76	0.45	0.02	0.47	(0.45)	(0.08)	(0.53)	10.70	4.50	167,381	0.48		0.48		4.18		19

Class Y
Six months ended 08/31/12	11.81	0.19	0.05	0.24	(0.21)	—	(0.21)	11.84	2.06	215,951	0.35	(d)	0.35	(d)	3.19	(d)	6
Year ended 02/29/12	11.11	0.39	0.73	1.12	(0.42)	—	(0.42)	11.81	10.26	263,693	0.35		0.35		3.39		11
Year ended 02/28/11	11.19	0.39	(0.14)	0.25	(0.33)	—	(0.33)	11.11	2.26	131,884	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.72	0.35	0.50	0.85	(0.38)	—	(0.38)	11.19	8.05	107,447	0.38	(e)	0.38	(e)	3.48	(e)	9
Year ended 03/31/09(f)	10.42	0.24	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(e)	0.45	(e)	4.56	(e)	22

Institutional Class
Six months ended 08/31/12	11.80	0.19	0.06	0.25	(0.21)	—	(0.21)	11.84	2.12	21,711	0.39	(d)	0.39	(d)	3.15	(d)	6
Year ended 02/29/12	11.11	0.38	0.72	1.10	(0.41)	—	(0.41)	11.80	10.11	20,598	0.40		0.40		3.34		11
Year ended 02/28/11	11.18	0.39	(0.13)	0.26	(0.33)	—	(0.33)	11.11	2.36	7,395	0.35		0.35		3.45		18
Eleven months ended 02/28/10	10.70	0.35	0.51	0.86	(0.38)	—	(0.38)	11.18	8.14	7,990	0.37	(e)	0.37	(e)	3.49	(e)	9
Year ended 03/31/09	10.69	0.48	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22
Year ended 03/31/08	10.75	0.45	0.02	0.47	(0.45)	(0.08)	(0.53)	10.69	4.46	879	0.53		0.53		4.13		19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $1,076,947, $115,019, $243,673 and $20,815 for Class A, Class A2, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	Commencement date of October 3, 2008 for Class Y shares.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares were renamed Class R5 shares.

40        Invesco Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2012 through August 31, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(03/01/12)	(08/31/12)[1]	Period[2]	(08/31/12)	Period[2]	Ratio
A	$1,000.00	$1,020.20	$3.06	$1,022.18	$3.06	0.60%

A2	1,000.00	1,021.50	1.78	1,023.44	1.79	0.35

Y	1,000.00	1,020.60	1.78	1,023.44	1.79	0.35

Institutional	1,000.00	1,022.10	1.99	1,023.24	1.99	0.39

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2012 through August 31, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

41        Invesco Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Tax-Free Intermediate Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that performance of Class A2 shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the first quintile for the five year period (the first quintile being the

42        Invesco Tax-Free Intermediate Fund

best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A2 shares of the Fund was above the performance of the Index for the one and five year periods and below the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A2 shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was below the rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that although Invesco Advisers made a profit from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund as a result of expenses. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

43        Invesco Tax-Free Intermediate Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-07890 and 033-66242	TFI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.